As filed electronically with the Securities
                     and Exchange Commission on September 1,
                            2000 (File No. _________)

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / x /
                                       ---

     Pre-Effective Amendment No. /____/ Post-Effective Amendment No. /____/

                                    IVY FUND
               (Exact Name of Registrant as Specified in Charter)

                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's telephone number: (800) 777-6472

                                C. William Ferris
                      Mackenzie Investment Management Inc.
                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                     (Name and Address of Agent for Service)

                                 with copies to:

                             Joseph R. Fleming, Esq.
                             Dechert Price & Rhoads
                         Ten Post Office Square - South
                              Boston, MA 02109-4603

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement is declared effective.

                      Title of Securities Being Registered:
             Shares of Beneficial Interest (no par value per share)

    It is proposed that this filing will become effective on October 2, 2000 pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                              CROSS REFERENCE SHEET
                                    Form N-14

                                    IVY FUND
                         Ivy Pacific Opportunities Fund

Part A:  Information Required in the Prospectus

Item #:       Description:                              Location:

1   Beginning of Registration Statement and     Notice of Special Meeting of
    Outside Front Cover Page of Prospectus      Shareholders; Introduction

2   Beginning and Outside Back Cover            Table of Contents
    Page of Prospectus

3   Fee Table, Synopsis Information,            Synopsis; Risk Considerations
    and Risk Factors

4   Information About the Transaction           Information About the
                                                Reorganization


5   Information About the Registrant            Introduction; Synopsis;
                                                Additional Information

6   Information About the Company               Introduction; Synopsis;
    Being Acquired                              Additional Information

7   Voting Information                          Voting Matters

8   Interest of Certain Persons and Experts     Additional Information

9   Additional Information Required             Not applicable
    for Reoffering by Persons Deemed to
    be Underwriters


Part B:  Information Required in a Statement of Additional Information

Item #:       Description:                             Location:

10  Cover Page                                   Outside cover page

11  Table of Contents                            Table of Contents

12  Additional Information                       Incorporation of Documents by
    about the Registrant                         Reference in Statement of
                                                 Additional Information

13  Additional Information about                 Not applicable
    the Company Being Acquired

14  Financial Statements                         Exhibits to Statement of
                                                 Additional Information


Part C:  Other Information (as numbered in Part C)

                                     PART A
             INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

                             IVY ASIA PACIFIC FUND,
                                   a series of
                                    IVY FUND
                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432


                                                 October __, 2000


Dear Shareholder:

         A special meeting of shareholders of Ivy Asia Pacific Fund ("IAPF"), a series of Ivy Fund (the "Trust"), has been called for November __, 2000 for the purpose of considering a proposal for combining the assets of IAPF with the assets of Ivy Pacific Opportunities Fund ("IPOF"), a series of the Trust that has investment objectives and policies that are similar to those of IAPF. The proposed transaction was reviewed and unanimously endorsed by the Board of Trustees of the Trust, on behalf of IAPF, as in the best interests of IAPF and its shareholders.

         As a result of the proposed transaction, IAPF would be combined with IPOF and you would become a shareholder of IPOF, receiving shares of IPOF having an aggregate net asset value equal to the aggregate net asset value of your investment in IAPF. Specifically, current Class A, Class B, Class C and Advisor Class shareholders of IAPF will receive Class A, Class B, Class C and Advisor Class shares, respectively, of IPOF. WE STRONGLY URGE YOU TO COMPLETE, SIGN, DATE AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE PAID ENVELOPE AS SOON AS POSSIBLE TO ENSURE A QUORUM AT THE SPECIAL MEETING.

         No sales charge will be imposed in connection with the transaction, and the closing of the transaction will be conditioned upon receiving an opinion of counsel to the effect that the transaction will qualify as a tax-free reorganization for Federal income tax purposes.

         Detailed information about the proposed transaction and the reasons supporting it are contained in the enclosed materials. Please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope is enclosed for your convenience. It is very important that you vote and that your voting instructions be received no later than November __, 2000.

         NOTE: You may receive more than one proxy package if you hold shares of IAPF in more than one account. You must return one proxy card for each account that your hold. We have provided postage-paid return envelopes for your proxy card(s).

                                                        Sincerely,


                                                        Keith J. Carlson
                                                        Chairman
                                                        Ivy Fund

                             IVY ASIA PACIFIC FUND,
                                   a series of
                                    IVY FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         To Be Held on November __, 2000


To the Shareholders of
Ivy Asia Pacific Fund,
a series of Ivy Fund

         Notice is hereby given that a Special Meeting of Shareholders of Ivy Asia Pacific Fund ("IAPF"), a series of Ivy Fund (the "Trust"), a Massachusetts business trust, will be held at the offices of Mackenzie Investment Management Inc., Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, Florida 33432, on November __, 2000 at ____ a.m./p.m., Eastern time, for the following purposes:

1. To approve an Agreement and Plan of Reorganization providing for (a) the transfer of all or substantially all of the assets of IAPF to Ivy Pacific Opportunities Fund ("IPOF"), a separate series of the Trust, in exchange for IPOF Class A, Class B, Class C and Advisor Class shares, and the distribution of such IPOF shares to Class A, Class B, Class C and Advisor Class shareholders, respectively, of IAPF, in complete liquidation thereof, and (b) the subsequent termination of IAPF; and

2. To transact such other business as may properly come before the meeting, or any adjournment thereof.


         The Board of Trustees of the Trust has fixed the close of business on September __, 2000 as the record date for determining shareholders entitled to notice of and to vote at the meeting.

                                       By order of the Board of Trustees,



                                       C. William Ferris
                                       Secretary


October __, 2000


SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

YOUR PROMPT ATTENTION TO THE ENCLOSED FORM OF PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                TABLE OF CONTENTS

INTRODUCTION............................................................
SYNOPSIS................................................................
         The Reorganization.............................................
         The Funds......................................................
         Fees and Expenses..............................................
         Purchase, Exchange, Redemption and Dividend Information........
         Performance Information........................................
         Financial Highlights...........................................
RISKS CONSIDERATIONS....................................................
INFORMATION ABOUT THE REORGANIZATION....................................
         Description of the Plan........................................
         Reasons for the Reorganization.................................
         Description of the Securities to be Issued.....................
         Shareholder Rights.............................................
         Federal Income Tax Consequences................................
         Liquidation and Termination of IAPF............................
         Capitalization.................................................
VOTING MATTERS..........................................................
ADDITIONAL INFORMATION..................................................
         Information About the Funds....................................
         Interests of Certain Persons...................................
         Shareholder Proposals for Subsequent Meetings..................
         Other Business.................................................
         Proxy Solicitation.............................................

                           PROXY STATEMENT/PROSPECTUS
                                October __, 2000


                  Relating to the acquisition of the assets of

                             IVY ASIA PACIFIC FUND,
                              a separate series of
                                    IVY FUND

                             by and in exchange for
              Class A, Class B, Class C and Advisor Class shares of

                         IVY PACIFIC OPPORTUNITIES FUND,
                              a separate series of
                                    IVY FUND

                           Via Mizner Financial Plaza
                            700 South Federal Highway
                                    Suite 300
                            Boca Raton, Florida 33432
                                 (800) 456-5111

                                  INTRODUCTION

         This Proxy Statement/Prospectus is being furnished to shareholders of Ivy Asia Pacific Fund ("IAPF"), a separate series of Ivy Fund (the "Trust"), in connection with a proposed reorganization (the "Reorganization") in which all or substantially all of the assets of IAPF would be acquired by Ivy Pacific Opportunities Fund ("IPOF"), a separate series of the Trust, in exchange solely for Class A, Class B, Class C and Advisor Class voting shares of beneficial interest of IPOF. More specifically, as a result of the Reorganization each shareholder of IAPF would receive that number of full and fractional Class A, Class B, Class C and/or Advisor Class shares of IPOF having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Class A, Class B, Class C and/or Advisor Class shares, respectively, of IAPF held as of the close of business on the business day preceding the closing of the Reorganization (the "Valuation Date"). The IPOF shares received by IAPF in connection with the Reorganization would be distributed to IAPF shareholders in complete liquidation of IAPF. IAPF would then be terminated as a series of the Trust. Shareholders of IAPF are being asked to vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which the proposed transactions, as described more fully below, would be consummated. A copy of the Plan is attached hereto as Exhibit A. This Proxy Statement/Prospectus and related materials are expected to be mailed to shareholders on or about October __, 2000.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


         IPOF and IAPF (each a "Fund," and together the "Funds") are diversified series of shares of beneficial interest of the Trust, an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the "1940 Act").1

         This Proxy Statement/Prospectus sets forth concisely the information about IPOF that a prospective investor should know before investing, and should be retained for future reference. For a more detailed discussion of the investment objectives, policies, restrictions and risks relating to IPOF and IAPF, see the combined prospectus for the Funds dated May 1, 2000, as may be supplemented from time to time (the "Prospectus"), which is provided herewith and incorporated by reference herein.2 A Statement of Additional Information dated ______ __, 2000 containing additional information about the Reorganization and the parties thereto has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference herein. A copy of the Statement of Additional Information is available upon request and without charge by writing to Ivy Mackenzie Distributors, Inc. (the Funds' distributor) at the address on the previous page or by calling the distributor toll-free at (800) 456-5111.


                                    SYNOPSIS

         The following is a summary of certain information contained in this Proxy Statement/Prospectus. This summary is qualified by reference to the more complete discussions contained elsewhere in this Proxy Statement/Prospectus, the Prospectus, and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

The Reorganization:


         The Plan provided herewith as Exhibit A (which IAPF shareholders are being asked to approve at the Meeting) provides for the transfer by IAPF of all of its assets and certain identified liabilities to IPOF in exchange solely for IPOF Class A, Class B, Class C and Advisor Class shares, which will be distributed to the Class A, Class B, Class C and Advisor Class shareholders, respectively, of IAPF. IAPF will then be terminated as a series of the Trust. Each former shareholder of IAPF will then be a shareholder of IPOF and will hold, immediately after the closing of the Reorganization (the "Closing"), that number of full and fractional Class A, Class B, Class C and/or Advisor Class shares of IPOF having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Class A, Class B, Class C and/or Advisor Class shares, respectively, of IAPF held as of the close of business on the Valuation Date. IAPF shareholders will incur no sales charges in connection with the Reorganization.

         The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act (the "Non-Interested Trustees"), unanimously approved the Plan at a meeting held on August 24, 2000. The Closing is expected to occur on or about November __, 2000, or on such other date as the parties may agree to in writing (the "Closing Date").

         The Trustees of the Trust believe that the Reorganization provides a means of combining two separate investment portfolios of the Trust with virtually identical investment objectives and similar investment policies3 in an attempt to achieve enhanced investment performance and distribution capability, as well as certain economies of scale and attendant cost savings to IAPF's shareholders.4

         The Trustees believe that IAPF's shareholders will benefit from an investment in a larger fund that is likely to have the ability to effect portfolio transactions on more favorable terms and provide Ivy Management, Inc. (the Funds' investment adviser) with greater investment flexibility, including the ability to select a larger number of portfolio securities for the combined Fund (with the attendant ability to spread investment risks among a larger number of portfolio securities). With certain exceptions, the current expense ratio for each IPOF class of shares for the six month period ended June 30, 2000 (net of reimbursements from the Funds' manager) is generally lower than its corresponding IAPF share class, and for the periods ended June 30, 2000 IPOF had a better performance record (see "Performance Information" below). The larger aggregate net asset base of the combined Fund could enable it to experience somewhat greater economies of scale by spreading certain costs of operations over a larger asset base.


         For the foregoing reasons, as more fully described below under "Information About the Reorganization - Reasons for the Reorganization", the Trustees of the Trust, including the Non-Interested Trustees, have unanimously concluded that (1) the Reorganization is in the best interests of IAPF and its shareholders; and (2) the interests of the existing shareholders of IAPF will not be diluted as a result of the Reorganization. Accordingly, the Board of Trustees of the Trust, on behalf of IAPF, recommends that shareholders approve the Plan. If the Plan is not approved, IAPF will continue in existence unless or until other action is taken by the Trustees.


         Each Fund will have received an opinion of Dechert Price & Rhoads, counsel to the Trust and the Funds in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by IAPF or its shareholders as a result of the Reorganization. (See "Information About the Reorganization - Federal Income Tax Consequences".)


The Funds:


         IPOF and IAPF are diversified series of shares of beneficial interest of the Trust, an open-end management investment company registered under the 1940 Act. Each Fund offers four classes of shares designated as Class A, Class B, Class C and Advisor Class, each of which has its own sales charges and distribution arrangements.5

         The principal investment objective of each of IPOF and IAPF is long-term capital growth, with current income being a secondary consideration. There can be no assurance that either Fund will achieve its investment objective. Both Funds are managed by the same team of investment professionals.

         Although the investment policies, restrictions and risks associated with IAPF and IPOF are similar, there are differences between the two Funds. For example, IAPF invests in a broad number of Asia-Pacific countries which include mainland China, Hong Kong, Malaysia, the Philippines, Singapore, South Korea, Taiwan and Thailand. IAPF's major holdings, by country, as of June 30, 2000 were Hong Kong 32%, South Korea 19% and Taiwan 17%. By contrast, IPOF's investment policies enable IPOF to spread its investments over a broader range of Pacific region countries, including Australia, Bangladesh, Brunei and New Zealand in addition to the countries invested in by IAPF. As of June 30, 2000 the Fund had nearly 62% of its assets invested in Hong Kong, 13% in South Korea, 13% in mainland China and 8% in Taiwan. The Funds' investment restrictions are substantially similar from a portfolio management standpoint.

         For a more complete discussion of the investment policies, restrictions and risks associated with each Fund, see the Prospectus (which is provided herewith).


Fees and Expenses:


         Investment Advisory Fees. Ivy Management, Inc. ("IMI"), located at via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, Florida 33432, provides business management and investment advisory services to the Funds. For these services, each of the Funds pays a fee to IMI at an annual rate of 1.00% of the Fund's average net assets. As of June 30, 2000, IAPF had total net assets of $8,302,474 and IPOF had total net assets of $18,067,717. The total investment management fees incurred and paid by IAPF and IPOF for the six months ended June 30, 2000 were $43,657 and $94,662, respectively.6

         Service/Distribution (Rule 12b-1) Fees. The Funds' shares are sold through Ivy Mackenzie Distributors, Inc. ("IMDI"). The Trust has adopted on behalf of each Fund, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution plans pertaining to the Funds' Class A, Class B and Class C shares. Under each distribution plan, IAPF and IPOF pay IMDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A, Class B and Class C shares. The services for which service fees may be paid include, among other things, advising clients or customers regarding the purchase, sale or retention of Fund shares, answering routine inquiries concerning the Funds and assisting shareholders in changing options or enrolling in specific plans.


         Service fee payments made out of or charged against the assets attributable to each Fund's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on behalf of the affected class. The expenses not reimbursed in any one month may be reimbursed in a subsequent month. The Funds' Class A distribution plan does not provide for the payment of interest on any such subsequent reimbursements of distribution expenses.

         Under the Funds' Class B and Class C distribution plans, each Fund also pays IMDI a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average net assets attributable to its Class B and Class C shares. This fee is paid to IMDI as compensation and is not dependent on IMDI's expenses incurred.


         Comparative Fee Information. The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Funds. Unless otherwise noted, the information is based on each Fund's expenses during the six month period ending June 30, 2000.


                 Comparison of Shareholder Transaction Expenses

                         Class A:      Class B:      Class C:     Advisor Class:
                         -------       -------       -------      -------------

                        IPOF   IAPF   IPOF  IAPF    IPOF   IAPF    IPOF    IAPF
                        ----   ----   ----  ----    ----   ----    ----    ----


Maximum sales charge   5.75%   5.75%  none   none   none    none   none     none
(load) imposed on
purchases (as a
percentage of
offering price)

Maximum deferred sales none*   none*  5.00%  5.00%  1.00%   1.00%  none     none
charge (load) (as a
percentage of net
asset value)

Maximum sales charge   none    none   none   none   none    none   none     none
(load) imposed on
reinvested dividends


Redemption fee**       2.00%+  2.00%+ 2.00%+ 2.00%+ 2.00%+  2.00%+ 2.00%+ 2.00%+


Exchange fee           none    none   none   none   none    none   none     none


---------------------

* There is no sales charge on investments in Class A shares of $500,000 or more. A CDSC of 1.00% may apply to such investments if redeemed within two years of the end of the month of purchase.


** $10 wire fee is charged to the account of shareholders who choose to receive their redemption proceeds via Federal Funds wire.

+ This amount is deducted from a shareholder's net proceeds on shares redeemed (or exchanged) within one month after purchase (and retained by the affected Fund).

                Comparison of Annualized Fund Operating Expenses*


                                      Class A                          Class B

                                        Pro Forma                     Pro Forma
                       IPOF      IAPF   Combined #     IPOF     IAPF  Combined #
                       ----      ----   ----------     ----     ----  ----------

Management Fees        1.00%    1.00%   1.00%          1.00%   1.00%   1.00%

Distribution and/or    0.25%    0.25%   0.25%          1.00%   1.00%   1.00%
service (12b-1) fees

Other expenses         1.73%    2.71%   1.55%          1.75%   2.80%   1.57%

Total annual Fund      2.98%    3.96%   2.80%**        3.75%   4.80%   3.57%**
operating expenses

Expenses reimbursed*** 0.79%    1.80%   0.60%          0.79%   1.80%   0.60%

Net Fund operating     2.19%    2.16%   2.20%          2.96%   3.00%   2.97%
expenses***


                                  Class C                   Advisor Class

                                       Pro Forma                      Pro Forma
                        IPOF    IAPF   Combined #     IPOF    IAPF    Combined #
                        ----    ----   ----------     ----    ----    ----------


Management Fees         1.00%  1.00%   1.00%          1.00%  1.00%    1.00%

Distribution and/or     1.00%  1.00%   1.00%          none   none     none
service (12b-1) fees

Other expenses          1.95%  2.73%   1.50%          1.51%  2.60%    1.35%

Total annual Fund       3.95%  4.73%   3.50%**        2.51%  3.60%    2.35%**
operating expenses

Expenses reimbursed***  0.79%  1.80%   0.60%          0.79%  1.80%    0.60%

Net Fund operating      3.16%  2.93%   2.90%          1.72%  1.80%    1.75%
expenses***

*    For the six months ended June 30, 2000.

#    Unaudited

** If the Reorganization is consummated, total annual Fund operating expenses for a given class could be higher or lower because of changes in the average account size for the class. For example, if the average account size of a class is decreased, per-account transfer agent fees (expressed as a percentage of the class's average net assets) would be higher. Conversely, if the average account size of a class is increased, per-account transfer agent fees would be lower. Mackenzie Investment Management Inc. has agreed to make a payment to IPOF immediately after the closing of the Reorganization in an amount estimated to lessen the impact on affected classes of any increase in expenses during the 2000 calendar year caused by the Reorganization, calculated as if the Reorganization took place on June 30, 2000.


*** IMI has contractually agreed to reimburse each Fund's expenses, as well as the expenses of the combined Fund for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated in the aggregate for all classes, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, IMI has contractually agreed to ensure that these expenses do not exceed 2.50% of each Fund's average net assets.


                                    Examples

         The following examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                                                                                                 Class B

Year:                      Class A                             Class B
----                       -------                             -------
                                                                                             (no redemption)

                                 Pro Forma                           Pro Forma                           Pro Forma


           IPOF      IAPF     Combined #      IPOF       IAPF     Combined #     IPOF      IAPF       Combined #
           ----      ----     ----------      ----       ----     ----------     ----      ----       ----------

1st        $784     $781      $785            $799      $803      $800           $299      $303       $300

3rd        $1,327   $1,319    $1,330          $1,326    $1,338    $1,329         $1,026    $1,038     $1,029

5th        $1,895   $1,881    $1,900          $1,975    $1,994    $1,980         $1,775    $1,794     $1,780

10th       $3,431   $3,404    $3,440          $3,575    $3,595    $3,584         $3,575    $3,595     $3,584




Year:                    Class C:                            Class C:                        Advisor Class:
----                     -------                             -------                         -------------
                                                          (no redemption)

                                 Pro Forma                           Pro Forma                           Pro Forma


           IPOF         IAPF     Combined #      IPOF       IAPF     Combined #     IPOF       IAPF      Combined #
           ----         ----     ----------      ----       ----     ----------     ----       ----      ----------

1st        $419        $396      $393            $319      $296      $293           $175      $183       $178

3rd        $1,084      $1,017    $1,008          $1,084    $1,017    $1,008         $657      $681       $666

5th        $1,870      $1,761    $1,746          $1,870    $1,761    $1,746         $1,165    $1,206     $1,180

10th       $3,923      $3,720    $3,693          $3,923    $3,720    $3,693         $2,563    $2,644     $2,593


# unaudited


Purchase, Exchange, Redemption and Dividend Information:


         The purchase, exchange and redemption procedures and other privileges that apply to the Funds are identical. Following is a summary of these procedures and privileges.7


         Purchase Information. IMDI is the distributor for both IPOF and IAPF and bears certain expenses in connection with the distribution and sale of the Funds' shares. Shares of both Funds may be purchased directly through IMSC (the Funds' transfer agent) or through registered securities dealers who have a sales agreement with IMDI. The minimum initial investment for Class A, Class B and Class C shares is $1,000, and the minimum subsequent investment for these shares is $100. The minimum initial investment for Advisor Class shares is $10,000, and the minimum subsequent investment is $250.

         Investments of less than $50,000 in Class A shares of each Fund are available at a public offering price equal to their net asset value per share plus an initial front-end sales charge of 5.75% (6.10% of the net amount invested). The front-end sales charge on Class A shares is reduced as the amount invested increases (see the Prospectus). A contingent deferred sales charge of 1.00% applies to Class A shares that were purchased without an initial sales charge (i.e., investments of at least $500,000), but that are redeemed within two years of the end of the month of purchase. Purchases of Class A shares of each Fund are based on the public offering price next determined after the purchase order is received. A cumulative quantity discount is available by means of "Rights of Accumulation" or through a "Letter of Intent" (in which a shareholder agrees to purchase, within a 13-month period, an amount qualifying for a reduced sales charge). Please see the Prospectus for more information on how the Class A sales charge may be reduced or eliminated.


         Class B and Class C shares of each Fund are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC") if redeemed within a certain period of time after purchase. Class C shares are subject to a CDSC of 1.00% if redeemed within one year of purchase, and Class B shares redeemed within six years of purchase are subject to a CDSC (which is assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed) at the following rates:

     Years Since Purchase                CDSC as a Percentage of
     --------------------             Dollar Amount Subject to Charge

     First                                          5%
     Second                                         4%
     Third                                          3%
     Fourth                                         3%
     Fifth                                          2%
     Sixth                                          1%
     Seventh and thereafter                         0%


         For purposes of computing the CDSC that may be payable upon the redemption of the new IPOF Class B shares a shareholder receives in connection with the Reorganization, the holding period of the shareholder's outstanding IAPF Class B shares will be tacked onto the holding period of the new IPOF Class B shares.


         Class B shares convert automatically to Class A shares approximately eight years after their original purchase date. Class A shares are subject to lower annual expenses than Class B shares. The conversion from Class B shares to Class A shares is not considered a taxable event for federal income tax purposes. Class C shares do not have a similar conversion feature.


         Advisor Class shares of both Funds are offered only to certain investors (such as fiduciaries purchasing shares for employee benefit plans) and are not subject to an initial sales charge or CDSC. The Prospectus relating to Advisor Class shares (which is being provided to Advisor Class shareholders) contains a description of the investors to whom Advisor Class shares may be sold.

         Exchange Information: Class A shareholders of each Fund may exchange their Class A shares for Class A shares of another Ivy fund on the basis of relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. Incremental sales charges are waived for shares that have been invested for 12 months or longer. In connection with the Reorganization, the period of time that IAPF shares have been outstanding would be "tacked" onto the period of time that the post-reorganization IPOF Class A shares have been outstanding. Shares invested in either Fund that result from reinvested dividends will not be assessed a sales charge if subsequently exchanged into another Ivy fund.

         Class B shareholders of each Fund may exchange their outstanding Class B shares for Class B shares of another Ivy fund on the basis of the relative net asset value per Class B share, without the payment of any CDSC that would otherwise be due upon the redemption of Class B shares. Class B shareholders of each Fund who exercise the exchange privilege would continue to be subject to the original Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or longer) than the CDSC for the new Class B shares. For purposes of the exchange feature with respect to the new IPOF Class B shares received in connection with the Reorganization, the holding period of the outstanding Class B shares of IAPF will be "tacked" onto the holding period of the new IPOF Class B shares.

         Class C shareholders of each Fund may exchange their outstanding Class C shares for Class C shares of another Ivy fund on the basis of the relative net asset value per Class C share, without the payment of any CDSC that would otherwise be due upon the redemption of Class C shares. For purposes of the exchange feature with respect to the new IPOF Class C shares received in connection with the Reorganization, the holding period of the outstanding Class C shares of IAPF will be "tacked" onto the holding period of the new IPOF Class C shares.

         Both Funds discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. The Funds may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee (see "Redemption Information" below) or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used. A redemption fee is charged on the net asset value of shares exchanged within one month of purchase.

         Redemption Information: Shares of each Fund may be redeemed through a registered securities representative, by mail, by telephone, or by Federal Funds wire in accordance with the procedures described in the Prospectus. As previously noted, a charge of $10 per transaction applies if a shareholder elects to have redemption proceeds wired to his or her bank account. If the shares to be redeemed have been purchased by check, the payment of redemption proceeds may be delayed until the earlier of the date the check has cleared or for up to 15 calendar days. Each Fund may, on 60 days' written notice, redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.

         Each Fund can experience substantial price fluctuations and is intended for long-term investors. To encourage long-term investment, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management, each Fund may charge a 2.00% redemption fee for redemptions of shares that occur within one month of the date of purchase. This fee is not a CDSC, is not a commission, and is retained exclusively by the Fund. The redemption fee is assessed on the net asset value of shares redeemed and is deducted from the redemption proceeds otherwise payable to the shareholder. This fee may be waived at the discretion of IMSC.

         Dividends and Other Distributions: Each Fund normally distributes dividends from net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in December to prevent application of a federal excise tax. An additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January are treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year in which it is declared. Dividends and distributions of each Fund are invested in additional shares of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash.


         If the Plan is approved by IAPF's shareholders, then at a time as close as practicable to, but before the Closing Date, IAPF will pay its shareholders a cash distribution of all undistributed 2000 net investment income and undistributed realized net capital gains.


Performance Information:


         The information in the following table provides some indication of the risks of investing in each Fund by showing changes in each Fund's performance from year to year and how the Fund's average annual returns since each was first offered for sale to the public compare with those of a broad measure of market performance. Neither Fund's past performance is an indication of how the Fund will perform in the future.


                          Average Annual Total Returns
                    For the Periods Ended December 31, 1999#


Ivy Asia Pacific Fund:

                             Class A:         Class B:         Class C:      Advisor Class:    MSCI Far East Free
                             -------          -------          -------       -------------     ------------------
                                                                                                 (Ex-Japan) Index

Past year:                    36.76%           38.64%           42.92%             N/A                59.40%

Since inception:*

    Class A, B & C:           (8.38)%          (8.21)%          (8.45)%           -----              (6.98)%

    Advisor Class:             -----            -----            -----            4.14%               11.18%


# Performance figures reflect the impact of any applicable sales charges and expense reimbursements.

* The inception date for IPOF's Class A, Class B and Class C shares was January 1, 1997. Advisor Class shares were first sold on July 1, 1999. Index performance is calculated accordingly.


                                                                                                                     Lipper
Ivy Pacific                                                                       Hang       MSCI        IFC         China
Opportunities Fund:                                                               Seng      Tiawan      China        Region
                         Class A:    Class B:     Class C:     Advisor Class:     Index     Index       Index       Category

Past year:                38.28%      40.33%       44.41%          46.29%        68.80%     57.21%     105.25%       62.35%

Past 5 years:             0.97%        1.02%         N/A            N/A          15.67%     2.41%      (4.25%)       3.20%

Since inception:*

    Class A & B:         (1.48%)      (1.29%)       -----          -----         10.14%     13.34%       N/A        (0.23%)

    Class C:              -----        -----       (0.71%)         -----         12.62%     6.92%      (0.33%)       2.68%

    Advisor Class:        -----        -----        -----          9.01%         37.12%     28.10%     19.93%        18.26%


# Performance figures reflect the impact of any applicable sales charges and expense reimbursements.

* The inception date for ICRF's Class A and Class B shares was October 22, 1993. The inception dates for the Fund's Class C and Advisor Class shares were April 30, 1996 and February 10, 1998, respectively. Index performance is calculated accordingly.

Financial Highlights:

     The financial highlights table for IPOF is intended to help you understand the Fund's financial performance for the six month's ended June 30, 1999
(unaudited) and for the past five years (or less if the Fund has a shorter operating history), and reflects results for a single Fund share. The total returns in the table represent the amount an Investor would have earned (or lost) each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements is included in the Fund's 1999 Annual Report to shareholders. The Fund's annual and semiannual reports are available upon request without charge.


IVY PACIFIC
OPPORTUNITIES FUND

Class A

                                             for the six
                                             months ended
                                             June 30,
                                             (unaudited)                      for the year ended December 31,
                                             ---------------------------------------------------------------------------------------
                                                  2000            1999           1998          1997           1996         1995
                                             ---------------- -------------- ------------- -------------- ------------- ------------

Selected Per Share Data

Net asset value, beginning of period...      $    9.15        $    6.30      $    8.04     $   10.30      $    8.58     $     8.61

                                             ---------------- -------------- ------------- -------------- ------------- ------------


  Income (loss) from investment
    operations

  Net investment income (a)............              .04              .08            .13           .02 (f)        .03           .14
  Net gain (loss) on securities
    (both realized and unrealized).......            .03             2.86          (1.78)        (2.28) (f)      1.74          (.01)

                                             ---------------- -------------- ------------- -------------- ------------- ------------

  Total from investment operations....               .07             2.94          (1.65)        (2.26)          1.77           .13

                                             ---------------- -------------- ------------- -------------- ------------- ------------


  Less distributions
  Dividends

    From net investment income........             ---                 .08            .09        ---               .03           .14
    In excess of net investment income             ---              ---            ---           ---               .02        ---
  Distributions

    From capital gain.....................         ---                 .01         ---           ---            ---           ---
    In excess of capital gain..............        ---              ---            ---           ---            ---              .02

                                             ---------------- -------------- ------------- -------------- ------------- ------------

    Total distributions                            ---                 .09            .09        ---               .05           .16

                                             ---------------- -------------- ------------- -------------- ------------- ------------


Net asset value, end of period.........          $    9.22        $    9.15      $    6.30     $    8.04      $  10.30       $  8.58

                                             ================ ============== ============= ============== ============= ============


Total return (%)                                       .77 (b)        46.72 (c)     (20.56) (c)   (21.94) (c)   20.50 (c)    1.59(c)

Ratios and Supplemental Data

Net assets, end of period                         $10,842          $12,738        $9,061        $12,020        $15,290       $12,855
  (in thousands)...........................
Ratio of expenses to average net
  assets (d)
  With expense reimbursement (%)....               2.19 (e)         2.19           2.30          2.44           2.20          2.20
  Without expense reimbursement (%)                2.98 (e)         2.84           2.86          2.51           2.48          2.73
Ratio of net investment income to                  1.75 (e)         1.01           1.60           .28            .32          1.61
  average net assets (%)(a)...............
Portfolio turnover rate (%)..............            42              23             56            20             22            25







Class B                                        for the six
                                              months ended
                                                June 30,
                                               (unaudited)                       for the year ended December 31,

                                             ---------------- ----------------------------------------------------------------------
                                                  2000            1999           1998          1997           1996         1995
                                             ---------------- -------------- ------------- -------------- ------------- ------------

Selected Per Share Data

Net asset value, beginning of period.......    $    9.04        $    6.24      $    7.96     $   10.28      $    8.58     $     8.61

                                             ---------------- -------------- ------------- -------------- ------------- ------------


  Income (loss) from investment
    operations

  Net investment income (loss)(a)......             .02              .02            .05          (.04) (f)      (.04)          .08
  Net gain (loss) on securities
    (both realized and unrealized).......           .02             2.81          (1.73)        (2.28) (f)      1.74          (.02)

                                             ---------------- -------------- ------------- -------------- ------------- ------------

  Total from investment operations....              .04             2.83          (1.68)        (2.32)          1.70           .06

                                             ---------------- -------------- ------------- -------------- ------------- ------------


  Less distributions
  Dividends

    From net investment income........         ---                 .02            .04        ---            ---              .08
    In excess of net investment income         ---              ---            ---           ---            ---              .01

Distributions from capital gain                ---                 .01         ---           ---            ---           ---

                                             ---------------- -------------- ------------- -------------- ------------- ------------

    Total distributions                        ---                 .03            .04        ---            ---              .09

                                             ---------------- -------------- ------------- -------------- ------------- ------------


Net asset value, end of period.........       $    9.08        $    9.04      $    6.24     $    7.96      $  10.28       $  8.58

                                             ================ ============== ============= ============== ============= ============


Total return (%)                                  .44 (b)        45.33 (c)     (21.04) (c)   (22.57) (c)     19.67 (c)       .83 (c)

Ratios and Supplemental Data

Net assets, end of period                       $6,425           $7,508         $6,080        $7,893         $8,995        $6,905
  (in thousands)...........................
Ratio of expenses to average net
  assets (d)
  With expense reimbursement (%)....             2.96 (e)         2.97           3.08          3.17           2.95          2.95
  Without expense reimbursement (%)              3.75 (e)         3.62           3.64          3.24           3.23          3.48
Ratio of net investment income (loss) to
  average net assets (%)(a)...............        .99 (e)          .24            .82          (.45)          (.43)          .86
Portfolio turnover rate (%)..............       42               23             56            20             22            25





Class C                                        for the six                                                       for the period
                                              months ended                                                       April 30, 1996
                                                June 30,                                                         (commencement)
                                               (unaudited)             for the year ended December 31,          to December 31,

                                             ---------------- ----------------------------------------------- --------------------
                                                  2000             1999             1998              1997              1996
                                             ---------------- --------------- ------------------ ---------------- -----------------

Selected Per Share Data

Net asset value, beginning of period...      $    9.07        $    6.25       $    7.94          $   10.24        $    9.44

                                             ---------------- --------------- ------------------ ---------------- -----------------


  Income (loss) from investment
    operations

  Net investment income (loss) (a)......            .01              .02             .08                .(03) (f)     ---
  Net gain (loss) on securities
    (both realized and unrealized).......           .02             2.82           (1.75)             (2.27) (f)         .89

                                             ---------------- --------------- ------------------ ---------------- -----------------

  Total from investment operations....              .03             2.84           (1.67)             (2.30)             .89

                                             ---------------- --------------- ------------------ ---------------- -----------------


  Less distributions
  Dividends

    From net investment income........             ---                 .01             .02             ---              ---
    In excess of net investment income             ---              ---             ---                ---                 .09

    Distributions from capital gain......          ---                 .01          ---                ---              ---

                                             ---------------- --------------- ------------------ ---------------- -----------------

    Total distributions                            ---                 .02             .02             ---                 .09

                                             ---------------- --------------- ------------------ ---------------- -----------------


Net asset value, end of period.........        $    9.10        $    9.07       $    6.25          $    7.94        $  10.24

                                             ================ =============== ================== ================ =================


Total return (%)                                  .33 (b)        45.41 (c)      (21.02) (c)        (22.46) (c)        9.39 (c)

Ratios and Supplemental Data

Net assets, end of period                       $737             $776            $704              $1,129            $449
  (in thousands)...........................
Ratio of expenses to average net
  assets (d)
  With expense reimbursement (%)....               3.16 (e)         3.03            2.98               3.05             2.71 (e)
  Without expense reimbursement (%)                3.95 (e)         3.68            3.54               3.12             2.99 (e)
Ratio of net investment income to
  average net assets (%)(a)...............          .79 (e)          .18             .92               (.33)            (.19) (e)
Portfolio turnover rate (%)..............         42               23              56                 20               22








Advisor Class

                                                                                                           for the period
                                                         for the six months                               February 10, 1998
                                                           ended June 30,      for the year ended          (commencement)
                                                             (unaudited)          December 31,             to December 31,

                                                        ---------------------- -------------------- -------------------------------
Selected Per Share Data                                          2000                  1999                       1998
                                                        ---------------------- -------------------- -------------------------------


Net asset value, beginning of period..............      $            9.03          $          6.27  $                7.89

                                                        ---------------------- -------------------- -------------------------------

  Income (loss) from investment operations
  Net investment income (a)............................               .06                      .04                    .08
  Net gain (loss) on securities
  (both realized and unrealized)                                      .03                     2.86                  (1.62)

                                                        ---------------------- -------------------- -------------------------------
  Total from investment operations....................                .09                     2.90                  (1.54)
                                                        ---------------------- -------------------- -------------------------------


  Less distributions

  Dividends from net investment income....                         ----                        .13                   .08
  Distributions from capital gain.....................             ----                        .01                ----

                                                        ---------------------- -------------------- -------------------------------

    Total Distributions                                            ----                        .14                   .08

                                                        ---------------------- -------------------- -------------------------------


Net asset value, end of period                          $          9.12              $        9.03              $  6.27

                                                        ====================== ==================== ===============================


Total return (%)....................................             1.00 (b)                   46.29 (c)            (19.56) (b)

Ratios and Supplemental Data

Net assets, end of period (in thousands).............   $       64                   $    313                   $ 10
Ratio of expenses to average net assets(d)
  With expense reimbursement (%)...............                  1.72 (e)                   1.79                   2.92 (e)
  Without expense reimbursement (%)............                  2.51 (e)                   2.44                   3.48 (e)
Ratio of net investment income to
  average net assets (%)(a)..........................            2.22 (e)                   1.42                    .98 (e)
Portfolio turnover rate (%)............................         42                         23                     56



(a)  Net investment income (loss) is net of expenses reimbursed by Manager.

(b) Total return represents aggregate total return and does not reflect a sales charge.

(c)  Total return does not reflect a sales charge.

(d) From 1995 to 1998, total expenses include fees paid indirectly, if any, through an offset arrangement.

(e)  Annualized

(f)  Based on average shares outstanding.


                               RISK CONSIDERATIONS


         Because IPOF and IAPF have similar investment objectives and policies, the investment risks of the Funds are also similar. These risks consist primarily of management risk, market risk, foreign security and emerging market risk, and region specific risk. "Management risk" refers to the fact that securities selected by IMI on behalf of each Fund might not perform as well as the securities held by other mutual funds with similar investment objectives. "Market risk" refers to the general risk of investing in equity securities, the market value of which can fluctuate significantly. Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect each Fund's performance unfavorably, depending upon prevailing conditions at any given time. These risks are more acute in countries with developing economies (which characterizes a number of the countries in which the Funds may invest).

         Both of the Funds are also subject to region specific risk. In the case of IPOF, a number of Pacific region countries depend heavily on international trade, which makes their securities markets particularly sensitive to the trade policies and economic conditions of their principal trading partners. In the case of IAPF, certain Asia-Pacific countries may be vulnerable to trade barriers and other protectionist measures that could have an adverse effect on the value of the Fund's portfolio.

         For further discussion of the investment techniques and risk factors that apply to IPOF and IAPF, see the Prospectus.


                      INFORMATION ABOUT THE REORGANIZATION

Description of the Plan:


         As previously noted, the Plan provides for the transfer of all or substantially all of the assets of IAPF to IPOF in exchange for that number of full and fractional Class A, Class B, Class C and Advisor Class shares of IPOF having an aggregate net asset value equal to the aggregate net asset value of each IAPF shareholder's Class A, Class B, Class C and/or Advisor Class shares held as of the close of business on the Valuation Date. IAPF will distribute the IPOF shares received in the exchange to the shareholders of IAPF in complete liquidation of IAPF. IAPF will then be terminated as a series of the Trust. In the interest of economy and convenience, shares of IAPF generally are not represented by physical certificates, and shares of IPOF issued to IAPF shareholders similarly will be in uncertificated form.

         Before the Closing occurs, shareholders of IAPF will be able to redeem their shares at the net asset value next determined after receipt by IMSC (the Fund's transfer agent) of a redemption request in proper form. Redemption requests received by IMSC after the Closing will be treated as requests received for the redemption of shares of IPOF received by the shareholder in connection with the Reorganization.

         The obligations of the Trust on behalf of each of IPOF and IAPF under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the SEC and such state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. IPOF and IAPF are in the process of making the necessary filings. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the Closing by action of the Trustees of the Trust, notwithstanding the approval of the Plan by the shareholders of IAPF. However, no amendment may be made that materially adversely affects the interests of the shareholders of IAPF without obtaining the approval of IAPF's shareholders. IPOF and IAPF may at any time waive compliance with certain of the covenants and conditions contained in the Plan. For a complete description of the terms and conditions of the Reorganization, please refer to the Plan attached hereto as Exhibit A.

         IMI will pay the legal, accounting, printing, postage and solicitation expenses in connection with the Reorganization. Neither IMI nor IPOF will bear any costs or expenses associated with IAPF's termination as a series of the Trust. The combined Fund will pay any applicable SEC registration fees and state notice filing fees in connection with shares issued in the Reorganization.


Reasons for the Reorganization:


         The Reorganization was presented to the Board of Trustees of the Trust for consideration and approval at a meeting held on August 24, 2000. For the reasons discussed below, the Trustees of the Trust, including all of the Non-Interested Trustees, have determined that the interests of IAPF shareholders will not be diluted as a result of the Reorganization, and that the Reorganization is in the best interests of IAPF and its shareholders. The Board of Trustees of the Trust, including all of the Non-Interested Trustees, similarly approved the Reorganization on behalf of IPOF.


         The Reorganization has been recommended by the Board of Trustees of the Trust as a means of combining separate investment portfolios with virtually identical investment objectives and a similar geographic focus in an attempt to achieve enhanced investment performance and distribution capability, as well as certain economies of scale and attendant cost savings to IAPF's shareholders. Achievement of these goals cannot be assured.


         In determining whether to recommend that the shareholders of IAPF vote to approve the Plan, the Board of Trustees considered, among other things: (a) the fees and expense ratios of both IPOF and IAPF; (b) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests; (c) the compatibility of the Funds' investment objectives, policies, restrictions and portfolios; (d) the service features available to shareholders of each Fund; (e) the costs that would be incurred by the Funds as a result of the Reorganization; and (f) the tax consequences of the Reorganization.

         The Board of Trustees also considered that the Reorganization would permit the shareholders of IAPF to pursue substantially the same investment goals in a larger fund, and thereby (i) effect portfolio transactions on potentially more favorable terms, (ii) provide IMI with greater investment flexibility, and (iii) provide IMI with the ability to select a larger number of portfolio securities for the combined Fund (with the attendant ability to spread investment risks among a larger number of portfolio securities).

         As noted above, the expense ratios for Class A, Class B and Advisor Class shares of IPOF are currently lower than those for IAPF. In addition, the larger aggregate net asset base of the pro forma combined Fund ($26,370,191, based on the Funds' net asset size as of June 30, 2000, as compared with $8,302,474 for IAPF as of that date) should enable the combined Fund to experience somewhat greater economies of scale beyond those already experienced by IPOF by spreading certain costs of operations over a larger asset base. As a general rule, economies of scale can be expected to be realized primarily with respect to fixed expenses, such as costs of printing and fees for professional services (although there can be no assurance that these benefits will be realized). Expenses that are based on the value of assets or the number of shareholder accounts, such as custody and transfer agency fees, would be largely unaffected by the Reorganization.

         The  shareholder  service  features that are available to IAPF and IPOF shareholders are identical. For example, each Fund permits shares to be purchased under an Automatic Investment Plan in which funds are electronically drawn from a shareholder's bank account on a regular basis. Each Fund also has a systematic withdrawal plan ("SWP"), in which funds are electronically withdrawn each month from the shareholders' Fund account and deposited into the shareholder's bank account. Accordingly, the interests of IAPF shareholders in this regard would not be affected by the Reorganization.

Description of the Securities to be Issued:

         The Trust's authorized capital consists of an unlimited number of shares of beneficial interest (no par value per share). Each IPOF share issued to shareholders of IAPF pursuant to the Plan would (i) be fully paid, non-assessable and redeemable when issued, (ii) be transferable without restriction, and (iii) have no preemptive or subscription rights.

Shareholder Rights:

         As a Massachusetts business trust, the Trust is governed by its Amended and Restated Declaration of Trust dated December 10, 1992, as amended from time to time (the "Declaration of Trust"), its By-Laws and applicable Massachusetts law. The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. In the areas of shareholder voting and the powers and conduct of the Trustees there are no material differences between the rights of shareholders of IAPF and the rights of shareholders of IPOF.

Federal Income Tax Consequences:

         The Reorganization is conditioned upon the receipt by the Trust, on behalf of IAPF and IPOF of an opinion from Dechert Price & Rhoads substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for Federal income tax purposes: (i) the transfer to IPOF of all or substantially all of the assets of IAPF in exchange solely for IPOF shares, followed by the distribution of such shares to IAPF shareholders in exchange for their IAPF shares in complete liquidation of IAPF, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and IPOF and IAPF will each be "a party to a reorganization" within the meaning of
Section 368(b) of the Code; (ii) no gain or loss will be recognized by IAPF upon the transfer of all or substantially all of its assets to IPOF in exchange solely for IPOF shares; (iii) the basis of the assets of IAPF in the hands of IPOF will be the same as the basis of such assets of IAPF immediately prior to the transfer; (iv) the holding period of the assets of IAPF in the hands of IPOF will include the period during which such assets were held by IAPF; (v) no gain or loss will be recognized by IPOF upon the receipt of the assets of IAPF in exchange for IPOF shares and the assumption by IPOF of all of the liabilities of IAPF; (vi) no gain or loss will be recognized by the shareholders of IAPF upon the receipt of IPOF shares solely in exchange for their shares of IAPF as part of the transaction; (vii) the basis of IPOF shares received by the shareholders of IAPF will be the same as the basis of the shares of IAPF exchanged therefor; and (viii) the holding period of IPOF shares received by the shareholders of IAPF will include the holding period during which the shares of IPOF exchanged therefor were held, provided that at the time of the exchange the shares of IAPF were held as capital assets in the hands of the shareholders of IAPF. No opinion will be expressed, however, as to whether any gain or loss will be recognized by IAPF in connection with the transfer from IAPF to IPOF of any section 1256 contracts (as defined in Section 1256 of the Code).

         As of December 31, 1999, IAPF had a net tax-basis capital loss carryforward of approximately $1,804,000. The carryforward expires in 2006. For the six months ended June 30, 2000, IAPF had realized gains of $211,218 and at June 30, 2000 had net unrealized appreciation of $1,489,369. As of December 31, 1999, IPOF had a net tax-basis capital loss carryforward of approximately $6,282,000. The carryforward expires $264,000 in 2002, $203,000 in 2003,
$1,033,000 in 2004,  $416,000 in 2005,  $4,238,000 in 2006 and $128,000 in 2007.
For the six months ended June 30, 2000, IPOF had realized losses of $1,432,326 and at June 30, 2000 had net unrealized appreciation of $4,111,167.

         After the reorganization, IAPF's capital loss carryforwards will be available to IPOF to offset its capital gains, although the amount of these losses which may offset IPOF's capital gains in any given year may be limited. As a result of this limitation, it is possible that IPOF may not be able to use these losses as rapidly as IAPF might have, and part or all of these losses may not be useable at all. The ability of IPOF or IAPF to absorb losses in the future depends on a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. Net capital losses of regulated investment companies generally expire at the end of the eighth taxable year after they arise, if not previously absorbed by that time; therefore, it is possible that some or all of IAPF's losses will expire unused. In addition, the benefits of any capital loss carryforwards currently are available only to the shareholders of IAPF. After the reorganization, however, these benefits will inure to all of the shareholders of IPOF.


         Shareholders of IAPF should consult with their tax advisers regarding the effect, if any, on the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the Federal income tax consequences of the Reorganization, shareholders of IAPF should also consult their tax advisers as to state, local and other tax consequences, if any, of the Reorganization.


Liquidation and Termination of IAPF:


         If the Reorganization is effected, IAPF will be liquidated and then terminated as a series of the Trust.

Capitalization:


         The following table shows (on an unaudited basis) the capitalization as of June 30, 2000 of (i) IAPF and IPOF individually and, (ii) the combined Fund, on a pro forma basis, after giving effect to the Reorganization:


                              Capitalization Table
                           Values as of June 30, 2000

                                                   Net Asset Value      Shares
                               Net Assets           Per Share        Outstanding

IAPF


     Class A                     $2,749,276               $7.15        384,368
     Class B                     $3,250,875               $7.05        461,235
     Class C                     $2,300,597               $7.08        324,896
     Advisor Class                  $ 1,726               $7.07            244
                                    -------
         Total Net Assets        $8,302,474
                                 ==========



IPOF

     Class A                    $10,841,779               $9.22      1,175,768
     Class B                     $6,424,669               $9.08        707,616
     Class C                      $ 737,041               $9.10         80,950
     Advisor Class                 $ 64,228               $9.12          7,039
                                   --------
         Total Net Assets       $18,067,717
                                ===========

Pro Forma Combined*

     Class A                    $13,591,055               $9.22      1,473,954
     Class B                     $9,675,544               $9.08      1,065,642
     Class C                     $3,037,638               $9.10        333,763
     Advisor Class                 $ 65,954               $9.12          7,228
                                   --------
         Total Net Assets       $26,370,191
                                ===========

* Basis of combination: The pro forma combined capitalization table reflects the proposed merger of IAPF into IPOF, accounted for as though the merger had become effective on June 30, 2000. The pro forma combined financial information reflects a decrease in certain fund accounting fees, Blue Sky fees, Trustees' fees, legal fees, and certain printing costs due to the fact that these types of expenses are expected to remain at IPOF's level, and a reduction in the reimbursements paid by IMI due to the fact that the combined fund expenses are expected to remain below the limit for IPOF.


                                 VOTING MATTERS


         Proxies from the shareholders of IAPF are being solicited by the Board of Trustees of the Trust, on behalf of IAPF, for the Special Meeting of Shareholders to be held at the offices of the Trust, Via Mizner Financial Center, 700 South Federal Highway, Boca Raton, Florida 33432, on November __, 2000 at _____ a.m./p.m Eastern time, or at such later time made necessary by adjournment (the "Meeting"). A proxy may be revoked at any time at or before the Meeting by written notice to the Secretary of the Trust or by voting in person at the Meeting. Unless revoked, all properly executed proxies received in time for the Meeting will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Plan and the Reorganization. This Proxy Statement/Prospectus, Notice of Special Meeting, Letter of Information Required in the Proxy Statement/Prospectus and proxy card(s) are expected to be mailed to shareholders on or about October __, 2000.

         Shareholders of record of IAPF at the close of business on September __, 2000 (the "Record Date") will be entitled to vote at the Meeting or any adjournment thereof. The holders of a majority of the shares of IAPF outstanding at the close of business on the Record Date and entitled to vote at the Meeting, present in person or represented by proxy, will constitute a quorum for the Meeting. Approval of the Plan requires the affirmative vote of the holders of a majority of the shares of IAPF entitled to vote. Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. As of _____________, 2000, as shown on the books of IAPF, there were _______ Class A, ________ Class B, _______ Class C and _______ Advisor Class shares of beneficial interest of IPOF issued and outstanding. The votes of the shareholders of IPOF are not being solicited, because their approval or consent is not necessary for the Reorganization to take place.

         For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present, but that have not been voted. Broker "non-votes" are proxies received by IAPF from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner(s) or other person(s) entitled to vote nor has discretionary power to vote on a particular matter. Abstentions and broker "non-votes" will have the effect of a "no" vote on the Plan.


         In the event that a quorum is not present at the Meeting or a quorum is present but sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies that they are entitled to vote FOR the Plan in favor of such an adjournment and will vote those proxies that they are required to vote AGAINST the Plan against any such adjournment.


         As of __________, 2000, the officers and Trustees of Ivy Fund as a group owned beneficially less than 1% of the outstanding shares of each Fund. Appendix 1 hereto sets forth the beneficial owners of at least 5% of each Fund's shares. To the best knowledge of the Trust, as of ___________, 2000, no person owned beneficially more than 5% of either Fund's outstanding shares, except as indicated in Appendix 1.


                             ADDITIONAL INFORMATION


Information About the Funds:

         Information concerning the operation and management of IPOF and IAPF is included in the Prospectus, which is provided herewith. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, and in accordance therewith file proxy material, reports and other information, including charter documents, with the SEC. These reports can be inspected and copied at the Public Reference Facilities maintained by the SEC, located at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional
Offices: Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL, 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet website (http://www.sec.gov) that contains additional information about the Funds.

Interests of Certain Persons:

         IMI provides business management and investment advisory services to both IPOF and IAPF, Mackenzie Investment Management Inc. ("MIMI") provides administrative and accounting services, and Ivy Mackenzie Service Corp. ("IMSC") provides transfer agency and shareholder-related services for each Fund. IMDI distributes each Fund's shares. IMI, IMDI and IMSC are wholly-owned subsidiaries of MIMI. MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), which has been an investment counsel and mutual fund manager in Toronto, Ontario, Canada for more than 30 years. The offices of IMI, MIMI, IMSC, IMDI and the Trust are each located at Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432. MFC is located at 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S3B5. None of IMI, MIMI, IMDI, IMSC or MFC has a financial interest in the Reorganization.

Shareholder Proposals for Subsequent Meetings:

         Neither Fund, as a general matter, holds regular annual or other meetings of shareholders. Any shareholder who wishes to submit proposals to be considered at a subsequent meeting of shareholders of IPOF should send such proposals to the principal executive offices of the Trust, Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432. Any shareholder who wishes to submit proposals to be considered at a subsequent meeting of shareholders of IPOF should also send such proposals to the principal executive offices of the Trust, within a reasonable time before the solicitation of proxies for such meeting. It is suggested that proposals be submitted by certified mail, return receipt requested. The timely submission of a proposal does not guarantee its inclusion.

Other Business:


         The Trustees of the Trust know of no other business to be brought before the Meeting. If any other matters properly come before the Meeting, however, proxies will be voted in accordance with the judgment of persons named as proxies.

         If you cannot attend the Meeting in person, please complete and sign the enclosed proxy and return it in the envelope provided so that the Meeting may be held and action taken on the matters described herein with the greatest possible number of shares participating.


Proxy Solicitation:


         Proxies are to be solicited by mail. Additional solicitations may be made by telephone, telegraph or personal contact by officers, employees or agents of IMI and its affiliates.


         Shareholder Communications Corp. ("SCC") has been retained to assist in the solicitation of proxies in connection with the Reorganization. For its services, SCC will be paid a fee expected to equal approximately $5,000 and will be reimbursed by IMI for its expenses in connection with the Reorganization. As the meeting date approaches, shareholders who have not yet cast their votes may receive a telephone call from a representative of SCC. Proxies that are obtained telephonically will be recorded in accordance with procedures that IMI believes are reasonably designed to ensure that both the identity of the shareholder casting the vote and his or her voting instructions are accurately recorded. IMI will pay the fees and expenses of SCC in connection with the Reorganization.


THE BOARD OF TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION, AND ANY UNMARKED PROXIES WILL BE SO VOTED.

                                   APPENDIX 1

                 BENEFICIAL OWNERS OF 5% OR MORE OF FUND SHARES

                              Ivy Asia Pacific Fund

To the best knowledge of Ivy Fund, as of ____________, 2000, the following persons owned 5% or more of IAPF's Class A, Class B, Class and Advisor Class shares, as indicated:

                                                                    Percentage
Class     Name and    Amount of Shares   Percentage     Percentage  of Fund
          Address        Owned           of  Class      of Fund     Post-Closing

A

B

C

Advisor


                         Ivy Pacific Opportunities Fund

To the best knowledge of The Trust, as of ___________, 2000, the following persons owned 5% or more of IPOF's Class A, Class B, Class C and Advisor Class shares, as indicated:


Class     Name and    Amount of Shares   Percentage     Percentage  of Fund
          Address        Owned           of  Class      of Fund     Post-Closing

A

B

C

Advisor

                                INDEX OF EXHIBITS


Exhibit A:   Form of Agreement and Plan of Reorganization.

1 The word "fund" is sometimes used herein to mean an investment company or series thereof in general, and not IAPF or IPOF in particular. In addition, any actions cited in this Proxy Statement/Prospectus that are described as being taken by either IAPF or IPOF are actually taken by the Trust on behalf of the Fund. The information in this Proxy Statement/Prospectus concerning IAPF has been provided by (and is included herein in reliance upon) IAPF, and the information in this Proxy Statement/Prospectus concerning IPOF has been provided by (and is included herein in reliance upon) IPOF.


2 Class A, Class B and Class C shares of the Funds are offered through one Prospectus and Advisor Class shares of the Funds are offered through a separate Prospectus. Unless otherwise indicated, references in this Proxy Statement/Prospectus to the "Prospectus" relate to both documents.


3 Both Funds invest to a considerable extent in the equity securities of companies located in Hong Kong and South Korea. IPOF also has significant investments in China and Taiwan, and IAPF has significant investments in Taiwan, Singapore and Malaysia. For additional information about the Funds' investment strategies, please see "The Funds", below.

4 If the Reorganization is consummated, total annual Fund operating expenses for a given class could be higher or lower because of changes in the average account size for the class. For example, if the average account size of a class is decreased, per-account transfer agent fees (expressed as a percentage of the class's average net assets) would be higher. Conversely, if the average account size of a class is increased, per-account transfer agent fees would be lower. Mackenzie Investment Management Inc. has agreed to make a payment to IPOF immediately after the closing of the Reorganization in an amount estimated to lessen the impact on affected classes of any increase in expenses during the 2000 calendar year caused by the Reorganization, calculated as if the Reorganization took place on June 30, 2000.

5    Advisor   Class   shares  are  not   subject   to  any  sales   charges  or
     service/distribution (12b-1) fees.

6 IMI voluntarily limits each Fund's total operating expenses (excluding Rule 12b-1 fees and taxes) to 1.95% of the Fund's average net assets, which may lower the Fund's expenses and increase its total return. For each of the next nine years, IMI has contractually agreed to ensure that each Fund's expenses will not exceed 2.50% of its average net assets. Please refer to the table entitled "Comparison of Annualized Fund Operations Expenses" below for information concerning each Fund's recent operating expenses (as a percentage of average net assets) for its Class A, Class B, Class C and Advisor Class shares.

7 Following the Reorganization, IAPF shareholders who wish to make additional purchases of IPOF shares may do so in accordance with the Prospectus.

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____ day of _________, 2000, by and between Ivy Fund, a Massachusetts business trust with its principal place of business at Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, Florida 33432, on behalf of Ivy Pacific Opportunities Fund (the "Acquiring Fund"), a separate series of Ivy Fund (in such capacity, the "Acquiring Trust"), and Ivy Fund, on behalf of Ivy Asia Pacific Fund (the "Acquired Fund"), a separate series of Ivy Fund (in such capacity, the "Acquired Trust").

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C and Advisor Class voting shares of beneficial interest, no par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the Class A, Class B, Class C and Advisor Class shareholders of the Acquired Fund, in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. Transfer of Assets of the Acquired Fund to the Acquiring Fund in Exchange for Acquiring Fund Shares, the Assumption of Acquired Fund Liabilities and the Liquidation of the Acquired Fund

1.1. Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Class A, Class B, Class C and Advisor Class Acquiring Fund Shares determined by dividing the value of the Acquired Fund's assets with respect to each Class, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share of the Class, computed in the manner and as of the time and date set forth in section 2.2, and (ii) to assume all liabilities of the Acquired Fund, as set forth in section 1.3. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets of the Acquired Fund (collectively, the "Assets"), including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund, and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the closing (the "Effective Time Statement"), prepared in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet.

1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date, as defined in section 3.1. All liabilities not so discharged will be assumed by the Acquiring Fund.

1.4.  On or as soon as  practicable  prior to the  Closing  Date,  as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5. Immediately after the transfer of the Assets provided for in section 1.1 (the "Liquidation Time"), the Acquired Fund will (a) distribute to the Acquired Fund's shareholders of record with respect to each Class of its shares, determined as of the Valuation Time, as defined in Section 2.1 (the "Acquired Fund Shareholders"), on a pro rata basis within that Class, the Acquiring Fund Shares of the same Class received by the Acquired Fund pursuant to section 1.1 and (b) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each Class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C and Advisor Class Acquiring Fund Shares to be so credited to Class A, Class B, Class C and Advisor Class Acquired Fund Shareholders shall, with respect to each Class, be equal to the aggregate net asset value of the Acquired Fund shares of that same Class owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C and Advisor Class shares of the Acquired Fund will represent a number of the same Class of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange except certificates representing Class A, Class B, Class C and Advisor Class Acquiring Fund Shares may be obtained upon request by a shareholder of the Acquired Fund.

1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then current prospectus and statement of additional information.

         As soon as is reasonably practicable after the Liquidation Time, but not until the earlier of (i) payment by Acquiring Fund of all assumed liabilities or (ii) 90 days after the Closing Date, Acquired Fund shall be terminated as a series of the Acquired Trust under Massachusetts law. The Acquired Fund shall not conduct any business on and after the Closing Date except in connection with its liquidation and termination as a series of the Acquired Trust.

1.7. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.8. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date, as defined in Section 3.1. All such books and records shall be available to the Acquired Fund thereafter until the Acquired Fund is terminated as a series of the Acquired Trust.

2.                Valuation

2.1. The value of the Assets shall be computed as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the Closing Date, as defined in Section 3.1 (such time and date being hereinafter called the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in Ivy Fund's Amended and Restated Declaration of Trust dated December 10, 1992, as amended (the "Declaration of Trust"), and then-current prospectus or statement of additional information.

2.2. The net asset value of a Class A, Class B, Class C and Advisor Class Acquiring Fund share shall be the net asset value per share computed with respect to that Class as of the Valuation Time using the valuation procedures referred to in section 2.1.

2.3. The number of the Class A, Class B, Class C and Advisor Class Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined with respect to each such Class by dividing the value of the Assets with respect to Class A, Class B, Class C and Advisor Class shares of the Acquired Fund, as the case may be, determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share of the same Class determined in accordance with section 2.2.

2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants.

3.                Closing and Closing Date

3.1. The Closing of the transactions contemplated by this Agreement shall be _________, 2000, or such later date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 P.M., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert Price & Rhoads or at such other place and time as the parties may agree.

3.2. The Acquired Fund shall deliver to the Acquiring Fund on the Closing Date a schedule of assets.

3.3.  Brown Brothers  Harriman & Co., as custodian for the Acquired Fund,  shall
(a) deliver at the Closing a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to Brown Brothers Harriman & Co., custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by Custodian for Acquired Fund to Custodian for Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and Custodian for Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.4. Ivy Mackenzie Services Corp. (the "Transfer Agent"), on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C and Advisor Class shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

3.5. In the event that immediately prior to the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Trust and Board of Trustees of the Acquired Trust, accurate appraisal of the value of the net assets with respect to the Class A, Class B, Class C and Advisor Class shares of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                Representations and Warranties

4.1. The Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Acquired Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act and such registration is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

(d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date the Acquired Trust is not, and the execution, delivery and performance of this Agreement by the Acquired Trust will not result, in violation of Massachusetts law or of the Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

(e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(f) The Statement of Assets and Liabilities, Operations, and Changes in Net Assets, the Supplementary Information, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended December 31, 1999 has been audited by PricewaterhouseCoopers LLP, independent certified public accountants, and is in accordance with GAAP consistently applied, and such statement (a copy of which has been furnished to the Acquiring Fund) presents fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g) Since December 31, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

(h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

(j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, Acquired Fund Shareholders could, under certain circumstances, be held personally liable for obligations of the Acquired Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Transfer Agent, as provided in section
3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(k) At the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver the Assets free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for the Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trustees of the Acquired Trust, and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

(n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

(o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration
Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

4.2. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The Acquiring Trust is not, and the execution, delivery and performance of this Agreement by the Acquiring Trust will not result, in a violation of Massachusetts law or of the Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

(e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(f) The Statement of Assets and Liabilities, Operations, and Changes in Net Assets, the Supplementary Information, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended December 31, 1999 has been audited by PricewaterhouseCoopers LLP, independent certified public accountants, and is in accordance with GAAP consistently applied, and such statement (a copy of which has been furnished to the Acquired Fund) presents fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g) Since December 31, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

(h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

(j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

(k) The Class A, Class B, Class C and Advisor Class Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

(l) At the Closing Date, the Acquiring Fund will have good and marketable title to the its assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

(m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trustees of the Acquiring Trust and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

(q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.                Covenants of the Acquiring Fund and the Acquired Fund

5.1. The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions, (ii) such changes as are contemplated by the Funds' normal operations, and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.

5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

5.3. The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than ________ ___, 2000.

5.4. The Acquired Fund covenants that the Class A, Class B, Class C and Advisor Class Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.5. The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares and will provide the Acquiring Fund with a list of affiliates of the Acquired Fund.

5.6. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.7. Each Fund covenants to prepare the Registration Statement on Form N-14 (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy
Statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the assumed liabilities from the Acquired Fund.

5.11. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C and Advisor Class Acquiring Fund Shares received at the Closing.

5.12. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.                Conditions Precedent to Obligations of the Acquired Fund

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of the Acquiring Trust, with respect to the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund, the Acquiring Fund or their advisers, directors, trustees or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

6.2. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust with respect to the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request;

6.3. The Acquired Fund shall have received on the Closing Date an opinion of Dechert Price & Rhoads, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

(a) The Acquiring Trust is a duly formed and validly existing Massachusetts business trust; (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in Ivy Fund's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Assets for Class A, Class B, Class C and Advisor Class Shares of the Acquiring Fund pursuant to the Agreement will not, violate the Declaration of Trust or By-laws; and (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Assets for Class A, Class B, Class C and Advisor Class Shares of the Acquiring Fund, pursuant to the Agreement have been obtained or made; and

6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

7.    Conditions Precedent to Obligations of the Acquiring Fund

         The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1. All representations and warranties of the Acquired Trust, with respect to the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund, the Acquired Fund or their advisers, directors, trustees or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund;

7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

7.4. The Acquiring Fund shall have received on the Closing Date an opinion of Dechert Price & Rhoads, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

(a) The Acquired Trust is a duly formed and validly existing Massachusetts business trust; (b) the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Assets for Class A, Class B, Class C and Advisor Class Shares of the Acquiring Fund pursuant to the Agreement will not, violate the Declaration of Trust or By-laws; and (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Assets for Class A, Class B, Class C and Advisor Class Shares of the Acquiring Fund pursuant to the Agreement have been obtained or made; and

7.5. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

8. Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

         If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Trust's Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1;

8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received an opinion of Dechert Price & Rhoads addressed to each Trust substantially to the effect that, based upon certain facts, assumptions and representations, the transaction contemplated by this Agreement constitutes a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert Price & Rhoads of representations it shall request of each Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5. No opinion will be expressed, however, as to whether any gain or loss will be recognized by the Acquired Fund in connection with the transfer from the Acquired Fund to the Acquiring Fund of any section 1256 contracts (as defined in Section 1256 of the Code).

9.   Indemnification

9.1. The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9.2. The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.    Fees and Expenses

10.1. The Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

10.2. Ivy Management, Inc. ("IMI") will pay the legal, accounting, printing, postage, and solicitation expenses in connection with the Reorganization. The combined entity resulting from the transactions contemplated herein will pay the registration fees, if any, in connection with the Reorganization. Any such expenses that relate to the Acquired Fund and are so borne by IMI or the resulting combined entity shall be solely and directly related to the Reorganization, within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187.

11. Entire Agreement; Survival of Warranties

11.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquired Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.  Termination

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before _________, 2000, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  Amendments

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C and Advisor Class Acquiring Fund shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

14. Notices

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, FL 33432, with a copy to Dechert Price & Rhoads, Ten Post Office Square - South, Boston, MA 02109, Attention: Joseph R. Fleming, or to the Acquiring Fund, Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, FL 33432, with a copy to Dechert Price & Rhoads, Attention: Joseph R. Fleming, or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.  Headings; Counterparts; Assignment; Limitation of Liability

15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4. Ivy Fund is organized as a Massachusetts business trust, and references in this Agreement to the Acquiring Trust or the Acquired Trust mean and refer to the Trustees from time to time serving in accordance with the Declaration of Trust, pursuant to which Ivy Fund conducts its business. It is expressly agreed that the obligations of the Acquiring Trust and the Acquired Trust hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Ivy Fund, the Acquiring Fund or the Acquired Fund personally, but bind only the respective property of each of the Acquiring Fund and the Acquired Fund, as provided in the Declaration of Trust. Moreover, no series of Ivy Fund other than the Acquiring Fund and the Acquired Fund shall be responsible for the obligations of the Acquiring Trust and the Acquired Trust hereunder, and all persons shall look only to the respective assets of each of the Acquiring Fund and the Acquired Fund to satisfy the obligations of the Acquiring Trust and the Acquired Trust hereunder. The execution and the delivery of this Agreement have been authorized by Ivy Fund's Board of Trustees, on behalf of each of the Acquiring Fund and the Acquired Fund, respectively, and this Agreement has been signed by authorized officers of each of the Acquiring Fund and the Acquired Fund acting as such, and neither such authorization by such Trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of each of the Acquiring Fund and the Acquired Fund, as provided in the Declaration of Trust.

15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                                   IVY FUND

                                              on behalf of Ivy Asia Pacific Fund
Attest:


C. William Ferris, Secretary                  By:  James W. Broadfoot, President



                                              IVY FUND

                                    on behalf of Ivy Pacific Opportunities Fund
Attest:


C. William Ferris, Secretary                 By:  James W. Broadfoot, President

                                      LOGO

                              Ivy Asia Pacific Fund
                           Ivy Developing Markets Fund
                         Ivy European Opportunities Fund
                                 Ivy Global Fund
                        Ivy Global Natural Resources Fund
                      Ivy Global Science & Technology Fund
                            Ivy International Fund II
                     Ivy International Small Companies Fund
         Ivy Pacific Opportunities Fund, formerly Ivy China Region Fund

                        Supplement Dated August 30, 2000
                         To Prospectus Dated May 1, 2000
                         (as Supplemented July 26, 2000)

                                     **

Ivy China Region Fund has changed its name to Ivy Pacific Opportunities Fund.

                                      **

The Board of Trustees of Ivy Fund (the "Trust") has approved a proposed reorganization involving the acquisition of the assets of Ivy Asia Pacific Fund by and in exchange for shares of Ivy Pacific Opportunities Fund (formerly Ivy China Region Fund), another series of the Trust. Shareholders of Ivy Asia Pacific Fund will be asked to approve the proposed reorganization at a special meeting of shareholders to be held on or about November 22, 2000. Detailed information about the proposed transaction will be sent to Ivy Asia Pacific Fund shareholders before the meeting.

                                       **
The Board of Trustees of the Trust has approved an amendment to the Subadvisory Agreement between Ivy Management, Inc. and Henderson Investment Management
Limited ("Henderson") whereby the percentage of assets of Ivy International Small Companies Fund (the "Fund") managed by Henderson would increase from 50% to 100%. Shareholders of the Fund will be asked to approve the Amendment at a special meeting of shareholders to be held on or about November 6, 2000. Detailed information about the Amendment will be sent to shareholders before the meeting.

                                       **

The "Ivy China Region Fund" section on page 2 is revised in its entirety as follows:

IVY PACIFIC OPPORTUNITIES FUND

o        INVESTMENT OBJECTIVE
The  Fund's  principal   investment   objective  is  long-term  capital  growth.
Consideration of current income is secondary to this principal objective.

o        PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 65% of its assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies that are traded mainly on Pacific region markets, issued by companies organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, Sri Lanka, Australia and India.

The Fund's management team uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

o        PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:

o greater price volatility;

o comparatively weak supervision and regulation of securities exchanges, brokers and issuers;

o higher  brokerage  costs;

o fluctuations in foreign  currency exchange rates and related conversion costs;

o adverse tax consequences;  and

o settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the securities markets of many Pacific region countries may be considered "developing", the Fund may be exposed to one or more of the following additional risks:

o securities that are even less liquid and more volatile than those in more-developed foreign countries; o unusually long settlement delays;

o less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);

o abrupt changes in  exchange-rate  regime or monetary  policy;

o unusually large currency fluctuations and currency-conversion costs; and

o high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: Investing in the Pacific region involves special risks beyond those described above. For example, certain Pacific region countries may be vulnerable to trade barriers and other protectionist measures that could have an adverse effect on the value of the Fund's portfolio. The limited size of the markets for some Pacific region securities can also make them more susceptible to investor perceptions, which can impact their value and liquidity.

o        WHO SHOULD INVEST*
The Fund may be appropriate for investors who are seeking long-term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

                                       **

Paragraph 2 of the "Additional Information About Principal Investment Strategies and Risks" section on page 20 regarding Ivy China Region Fund is revised in its entirety as follows:

IVY  PACIFIC  OPPORTUNITIES  FUND:  The Fund  seeks to  achieve  its  investment objective of long-term capital growth by investing primarily in securities issued in countries throughout the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, Sri Lanka, Australia and India. The Fund usually invests in at least three different countries, and does not intend to concentrate its investments in any particular industry. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

                                        **


The "Investment Advisor" section under "Management" on page 25 is revised in its entirety as follows:

Investment Advisor

Ivy Management, Inc. ("IMI")
Via Mizner Financial Plaza
700 South Federal Highway, Ste. 300
Boca Raton, Florida 33432

IMI provides business management services to the Funds and investment advisory services to all Funds other than Ivy Global Natural Resources Fund. IMI is an SEC-registered investment advisor with over $6.2 billion in assets under management, and provides similar services to the other nine series of Ivy Fund. For the Funds' fiscal year ending December 31, 1999, each Fund paid IMI a fee that was equal to 1.00% of its average net assets. Ivy European Opportunities Fund pays IMI a fee at the rate of 1.00% of the Fund's average net assets.

Henderson Investment Management Limited ("Henderson"), 3 Finsbury Avenue, London, England EC2M 2 PA, serves as subadvisor to Ivy European Opportunities Fund under an Agreement with IMI. For its services, Henderson receives a fee from IMI that is equal, on an annual basis, to 0.22% of the Fund's average net assets. Since February 1, 1999, Henderson has served as subadvisor with respect to 50% of the net assets of Ivy International Small Companies Fund, for which Henderson receives a fee from IMI that is equal, on an annual basis, to 0.22% of that portion of the Fund's assets that Henderson manages. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.

Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment adviser to Ivy Global Natural Resources Fund and is responsible for selecting the Fund's portfolio investments. MFC has been an investment counsel and mutual fund manager in Toronto for more than 31 years, and as of March 31, 2000 had over $32 billion in assets under management. For its services, MFC receives a fee from IMI that is equal, on an annual basis, to 0.50% of the Fund's average net assets.

                                      * *

The last paragraph of the "Portfolio Management" section under "Management" regarding Ivy International Small Companies Fund on page 26 is revised in its entirety as follows:

The Henderson team's investment process combines top down regional allocation with a bottom up stock selection approach. Miranda Richards, Divisional Director, International Investment, of Henderson, is the global small companies strategist for Henderson and is responsible for the Fund's regional allocations. Ms. Richards has over 10 years of economic and investment experience, and holds a master's degree in economics and international relations from the University of St. Andrews in Scotland. Regional allocations are based on factors such as interest rates and current economic cycles, which are used to identify economies with relatively strong prospects for real economic growth. Individual stock selections are based largely on prospects for earnings growth.

                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                  800.456.5111
                                www.ivyfunds.com
                           E-mail: invest@ivyfunds.com

                                      LOGO

                              Ivy Asia Pacific Fund
                           Ivy Developing Markets Fund
                         Ivy European Opportunities Fund
                                 Ivy Global Fund
                        Ivy Global Natural Resources Fund
                      Ivy Global Science & Technology Fund
                            Ivy International Fund II
                     Ivy International Small Companies Fund
         Ivy Pacific Opportunities Fund, formerly Ivy China Region Fund

                              ADVISOR CLASS SHARES

                        Supplement Dated August 30, 2000
                         To Prospectus Dated May 1, 2000
                         (as Supplemented July 26, 2000)

                                       **

Ivy China Region Fund has changed its name to Ivy Pacific Opportunities Fund.

                                       **

The Board of Trustees of Ivy Fund (the "Trust") has approved a proposed reorganization involving the acquisition of the assets of Ivy Asia Pacific Fund by and in exchange for shares of Ivy Pacific Opportunities Fund (formerly Ivy China Region Fund), another series of the Trust. Shareholders of Ivy Asia Pacific Fund will be asked to approve the proposed reorganization at a special meeting of shareholders to be held on or about November 22, 2000. Detailed information about the proposed transaction will be sent to Ivy Asia Pacific Fund shareholders before the meeting.

                                        **
The Board of Trustees of the Trust has approved an amendment to the Subadvisory Agreement between Ivy Management, Inc. and Henderson Investment Management
Limited ("Henderson") whereby the percentage of assets of Ivy International Small Companies Fund (the "Fund") managed by Henderson would increase from 50% to 100%. Shareholders of the Fund will be asked to approve the Amendment at a special meeting of shareholders to be held on or about November 6, 2000. Detailed information about the Amendment will be sent to shareholders before the meeting.

                                         **

The "Ivy China Region Fund" section on page 2 is revised in its entirety as follows:

IVY PACIFIC OPPORTUNITIES FUND

o        INVESTMENT OBJECTIVE
The  Fund's  principal   investment   objective  is  long-term  capital  growth.
Consideration of current income is secondary to this principal objective.

o        PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 65% of its assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies that are traded mainly on Pacific region markets, issued by companies organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, Sri Lanka, Australia and India.

The Fund's management team uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

o        PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:

o greater price volatility;

o comparatively weak supervision and regulation of securities exchanges, brokers and issuers;

o higher  brokerage  costs;

o fluctuations in foreign currency exchange rates and related conversion costs;

o adverse tax consequences;  and

o settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the securities markets of many Pacific region countries may be considered "developing", the Fund may be exposed to one or more of the following additional risks:

o securities that are even less liquid and more volatile than those in more-developed foreign countries;

o unusually long settlement  delays;

o less stable governments that are susceptible to sudden adverse actions
  (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);

o abrupt changes in  exchange-rate  regime or monetary  policy;

o unusually large currency fluctuations and currency-conversion costs; and

o high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: Investing in the Pacific region involves special risks beyond those described above. For example, certain Pacific region countries may be vulnerable to trade barriers and other protectionist measures that could have an adverse effect on the value of the Fund's portfolio. The limited size of the markets for some Pacific region securities can also make them more susceptible to investor perceptions, which can impact their value and liquidity.

o        WHO SHOULD INVEST*
The Fund may be appropriate for investors who are seeking long-term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

                                       **

Paragraph 2 of the "Additional Information About Principal Investment Strategies and Risks" section on page 20 regarding Ivy China Region Fund is revised in its entirety as follows:

IVY  PACIFIC  OPPORTUNITIES  FUND:  The Fund  seeks to  achieve  its  investment objective of long-term capital growth by investing primarily in securities issued in countries throughout the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, Sri Lanka, Australia and India. The Fund usually invests in at least three different countries, and does not intend to concentrate its investments in any particular industry. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

                                         **

The "Investment Advisor" section under "Management" on page 25 is revised in its entirety as follows:

Investment Advisor

Ivy Management, Inc. ("IMI")
Via Mizner Financial Plaza
700 South Federal Highway, Ste. 300
Boca Raton, Florida 33432

IMI provides business management services to the Funds and investment advisory services to all Funds other than Ivy Global Natural Resources Fund. IMI is an SEC-registered investment advisor with over $6.2 billion in assets under management, and provides similar services to the other nine series of Ivy Fund. For the Funds' fiscal year ending December 31, 1999, each Fund paid IMI a fee that was equal to 1.00% of its average net assets. Ivy European Opportunities Fund pays IMI a fee at the rate of 1.00% of the Fund's average net assets.

Henderson Investment Management Limited ("Henderson"), 3 Finsbury Avenue, London, England EC2M 2 PA, serves as subadvisor to Ivy European Opportunities Fund under an Agreement with IMI. For its services, Henderson receives a fee from IMI that is equal, on an annual basis, to 0.22% of the Fund's average net assets. Since February 1, 1999, Henderson has served as subadvisor with respect to 50% of the net assets of Ivy International Small Companies Fund, for which Henderson receives a fee from IMI that is equal, on an annual basis, to 0.22% of that portion of the Fund's assets that Henderson manages. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.

Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment adviser to Ivy Global Natural Resources Fund and is responsible for selecting the Fund's portfolio investments. MFC has been an investment counsel and mutual fund manager in Toronto for more than 31 years, and as of March 31, 2000 had over $32 billion in assets under management. For its services, MFC receives a fee from IMI that is equal, on an annual basis, to 0.50% of the Fund's average net assets.


                                      * *

The last paragraph of the "Portfolio Management" section under "Management" regarding Ivy International Small Companies Fund on page 26 is revised in its entirety as follows:

The Henderson team's investment process combines top down regional allocation with a bottom up stock selection approach. Miranda Richards, Divisional Director, International Investment, of Henderson, is the global small companies strategist for Henderson and is responsible for the Fund's regional allocations. Ms. Richards has over 10 years of economic and investment experience, and holds a master's degree in economics and international relations from the University of St. Andrews in Scotland. Regional allocations are based on factors such as interest rates and current economic cycles, which are used to identify economies with relatively strong prospects for real economic growth. Individual stock selections are based largely on prospects for earnings growth.


                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                  800.456.5111
                                www.ivyfunds.com
                           E-mail: invest@ivyfunds.com

                                [Ivy Funds Logo]


May 1, 2000, as supplemented on July 26, 2000    INTERNATIONAL EQUITY FUNDS


                                                    This is your prospectus from
                                                    IVY MACKENZIE
                                                    DISTRIBUTORS, INC.
                                                    Via Mizner Financial Plaza
                                                    700 South Federal Highway
                                                    Boca Raton, Florida 33432
                                                    800.456.5111

    IVY ASIA PACIFIC FUND
    IVY CHINA REGION FUND
    IVY DEVELOPING MARKETS FUND
    IVY EUROPEAN OPPORTUNITIES FUND
    IVY GLOBAL FUND
    IVY GLOBAL NATURAL RESOURCES FUND
    IVY GLOBAL SCIENCE & TECHNOLOGY FUND
    IVY INTERNATIONAL FUND II
    IVY INTERNATIONAL SMALL COMPANIES FUND


                     Ivy Fund is a registered open-end investment company consisting of 18 separate portfolios. This Prospectus relates to the Class A, Class B and Class C shares of the nine funds listed above (the "Funds"), and the Class I shares of Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund II and Ivy International Small Companies Fund. The Funds also offer Advisor Class shares, which are described in a separate prospectus.

                     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

                     Investments in the Funds are not deposits of any bank and are not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    --    CONTENTS

      2   Ivy Asia Pacific Fund

      4   Ivy China Region Fund

      6   Ivy Developing Markets Fund

      8   Ivy European Opportunities Fund

     10   Ivy Global Fund

     12   Ivy Global Natural Resources Fund

     14   Ivy Global Science & Technology Fund

     16   Ivy International Fund II

     18   Ivy International Small Companies Fund

     20   Additional information
          about principal investment
          strategies and risks



     25   Management



     26   Shareholder information



     33   Financial highlights



     45   Account application


                    OFFICERS
                    Keith J. Carlson, Chairman
                    James W. Broadfoot, President
                    C. William Ferris, Secretary/Treasurer
                    LEGAL COUNSEL
                    Dechert Price & Rhoads
                    Boston, Massachusetts
                    CUSTODIAN                                 AUDITORS
                    Brown Brothers Harriman & Co.             PricewaterhouseCoopers LLP
                    Boston, Massachusetts                     Fort Lauderdale, Florida
                    TRANSFER AGENT                            INVESTMENT MANAGER
                    Ivy Mackenzie Services Corp.              Ivy Management, Inc.
                    PO Box 3022                               700 South Federal Highway, Ste. 300
                    Boca Raton, Florida 33431-0922            Boca Raton, Florida 33432
                    800.777.6472                              800.456.5111


                                                            [Ivy Mackenzie Logo]

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY ASIA PACIFIC FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

2

IVY ASIA
PACIFIC FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 65% of its assets in equity securities (including common stock, preferred stock and securities convertible into common stock) issued in Asia Pacific countries, which include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam.


The Fund's management team uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.


-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the securities markets of many Asia-Pacific countries fall into this category, the Fund is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: Investing in the Asia-Pacific region involves special risks beyond those described above. For example, certain Asia-Pacific countries may be vulnerable to trade barriers and other protectionist measures that could have an adverse effect on the value of the Fund's portfolio. The limited size of the markets for some Asia-Pacific securities can also make them more susceptible to investor perceptions which can impact their value and liquidity.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors who are seeking long-term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on January 1, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES*                      December 31
      -------------------------------------------------------------

            (39.58%)             (6.86%)            45.10%
      ---------------------------------------------------------

               97                   98                99
                                Year

     Best quarter Q4 '98: 43.90%

     Worst quarter Q2 '98: (34.21%)

     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS(1)                     December 31, 1999
      -----------------------------------------------------------

                                                                     MSCI FAR
                                                                    EAST FREE
                                                                    (EX-JAPAN)
                                      CLASS A   CLASS B   CLASS C     INDEX
      ------------------------------------------------------------------------
      Past year.....................    36.76%    38.64%    42.92%     59.40%
      Since inception(2)............    (8.38%)   (8.21%)   (8.45%)    (6.98%)

     (1) Performance figures reflect any applicable sales charges.
     (2) The inception date for all Classes was January 1, 1997. Index performance is calculated from December 31, 1996.

     -- FEES AND EXPENSES
     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

                              CLASS A   CLASS B   CLASS C
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases (as a
percentage of offering
price)......................   5.75%      none      none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price)......................  none(1)    5.00%     1.00%
Maximum sales charge (load)
imposed on reinvested
dividends...................    none      none      none
Redemption fee(2)...........   2.00%     2.00%     2.00%
Exchange fee................    none      none      none

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

                              CLASS A   CLASS B   CLASS C
---------------------------------------------------------
Management fees.............   1.00%     1.00%     1.00%
Distribution and/or service
(12b-1) fees................   0.25%     1.00%     1.00%
Other expenses..............   2.60%     2.63%     2.55%
Total annual Fund
operating expenses..........   3.85%     4.63%     4.55%
Expenses reimbursed(3)......   1.64%     1.64%     1.64%
Net Fund
operating expenses(3).......   2.21%     2.99%     2.91%

(1) A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.
(2) If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Following an exchange into the Fund, shares redeemed (or exchanged) within one month are subject to a 2.00% redemption fee. This fee also applies to Class A shares purchased without a sales charge.

(3) The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the current fiscal year ending December 31, 2000, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses). For each of the following nine years, the Investment Manager has contractually agreed to ensure that these expenses do not exceed 2.50% of the Fund's average net assets.


  -----------------------------------------------------------------------

     -- EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

--------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C
--------------------------------------------------------------------------------------
1st                    $  786    $  802        $  302        $  394        $  294
3rd                     1,333     1,335         1,035         1,011         1,011
5th                     1,905     1,989         1,789         1,751         1,751
10th                    3,449     3,600         3,600         3,702         3,702

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY CHINA REGION FUND
--------------------------------------------------------------------------------

4

(GLOBE ARTWORK)

IVY CHINA
REGION FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies that are located or have a substantial business presence in the China region, focusing on China, Hong Kong, Taiwan and South Korea.

For these purposes, a company with a "substantial business presence" in the China region is one that:
- is organized in (or whose securities are principally traded in) the China region,
- has at least 35% of its assets in one or more China region countries,
- derives at least 35% of its gross sales revenues or profits from providing goods or services to or from one or more China region countries, or
- has significant manufacturing or other operations in one or more China region countries.

The Fund may also invest in equity securities of companies whose current or expected performance, based on factors such as growth trends in the geographic location of the companies' assets and the sources of their revenues and profits, is considered to be strongly associated with the China Region. A large portion of the Fund is likely to be invested in equity securities of companies that trade in Hong Kong.


The Fund's management team uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.


-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the securities markets of many China Region countries may be considered "developing", the Fund may be exposed to one or more of the following additional risks:
- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: Mainland China may be subject to a much higher degree of economic, political and social instability than more developed countries, which could at any time result in the disruption of its principal financial markets (and to a lesser extent, those of other China Region countries). A number of China Region countries also depend heavily on international trade, which makes their securities markets particularly sensitive to the trade policies and economic conditions of their principal trading partners.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors who are seeking long-term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on October 22, 1993 compare with those of a broad-based index and other indexes that reflect the market sectors in which the Fund invests. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES*                      December 31
      -------------------------------------------------------------

            (24.88%)            1.59%       20.50%      (21.94%)     (20.56%)      46.72%
      --------------------------------------------------------------------------------------

               94                95           96           97           98           99
                                               Year

     Best quarter Q2 '99: 40.73%

     Worst quarter Q4 '97: (30.21%)

     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

      AVERAGE ANNUAL                 for the periods ending
      TOTAL RETURNS(1)               December 31, 1999
      ---------------------------------------------------------

                                                                                          LIPPER
                                       CLASS               HANG      MSCI        IFC      CHINA
                            ---------------------------    SENG     TAIWAN      CHINA     REGION
                               A         B         C      INDEX     INDEX       INDEX    CATEGORY
      ---------------------------------------------------------------------------------------------
      Past year............  38.28%    40.33%    44.41%   68.80%    52.71%    105.25%    62.35%
      Past 5 years.........   0.97%     1.02%       n/a   15.67%     2.41%     (4.25%)    3.20%
      Since inception:(2)
      Class A & B(3).......  (1.48%)   (1.29%)       --   10.14%(4) 13.34%(4)     n/a    (0.23%)(4)
      Class C(5)...........      --        --    (0.71%)  12.62%     6.92%     (0.33%)    2.68%

     (1) Performance figures reflect any applicable sales charges.
     (2) Unless otherwise noted, Index performance is calculated by reference to each class's inception date.
     (3) The inception date for the Fund's Class A and Class B shares was October 22, 1993.
     (4) Lipper China Region Category is calculated from October 28, 1993. Hang Seng Index and MSCI Taiwan Index are calculated from October 31, 1993.
     (5) The inception date for the Fund's Class C shares was April 30, 1996.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

                        CLASS A    CLASS B   CLASS C
----------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of
offering price)......    5.75%       none      none
Maximum deferred
sales charge
(load)(as a
percentage of
purchase price)......   none(1)     5.00%     1.00%
Maximum sales charge
(load) imposed on
reinvested
dividends............     none       none      none
Redemption fee(2)....    2.00%      2.00%     2.00%
Exchange fee.........     none       none      none

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

                         CLASS A   CLASS B   CLASS C
----------------------------------------------------
Management fees........   1.00%     1.00%     1.00%
Distribution and/or
service (12b-1) fees...   0.25%     1.00%     1.00%
Other expenses.........   1.59%     1.62%     1.68%
Total annual Fund
operating expenses.....   2.84%     3.62%     3.68%
Expenses
reimbursed(3)..........   0.65%     0.65%     0.65%
Net Fund
operating
expenses(3)............   2.19%     2.97%     3.03%

(1) A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.
(2) If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Following an exchange into the Fund, shares redeemed (or exchanged) within one month are subject to a 2.00% redemption fee. This fee also applies to Class A shares purchased without a sales charge.

(3) The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the current fiscal year ending December 31, 2000, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses). For each of the following nine years, the Investment Manager has contractually agreed to ensure that these expenses do not exceed 2.50% of the Fund's average net assets.


-------------------------------------------------------------------------

     -- EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:


--------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C
--------------------------------------------------------------------------------------
1st                    $  784    $  800        $  300        $  406        $  306
3rd                     1,327     1,329         1,029         1,046         1,046
5th                     1,895     1,980         1,780         1,808         1,808
10th                    3,431     3,582         3,582         3,809         3,809

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY DEVELOPING MARKETS FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

6

IVY DEVELOPING
MARKETS FUND

-- INVESTMENT OBJECTIVE

The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies that are located in, or are expected to profit from, countries whose markets are generally viewed as "developing" or "emerging" by the World Bank and the International Finance Corporation, or classified as "emerging" by the United Nations.

For these purposes, a company "located in" or "expected to profit" from emerging market countries is one:
- whose securities are principally trading in one or more emerging market countries,
- that derives at least 50% of its total revenue from goods, sales or services in one or more emerging market countries, or
- that is organized under the laws of (and has a principal office in) an emerging market country.

The Fund may invest more than 25% of its assets in a single country, but usually will hold securities from at least three emerging market countries in its portfolio.


The Fund's management team uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.


-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund normally invests a substantial portion of its assets in these countries, it is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors who are seeking long-term growth potential in the developing nations sector, but who can accept potentially dramatic fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on November 1, 1994 compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES*                      December 31
      -------------------------------------------------------------

              6.40%           11.83%    (27.42%)   (11.67%)    46.70%
      -----------------------------------------------------------------

               95               96         97         98         99
                                    Year

     Best quarter Q2 '99: 35.74%

     Worst quarter Q4 '97: (27.28%)

     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS(1)                     December 31, 1999
      -----------------------------------------------------------

                                                                                   MSCI
                                                             CLASS               EMERGING
                                                  ---------------------------    MARKETS
                                                     A         B         C      FREE INDEX
      ------------------------------------------------------------------------------------
      Past year.................................   38.27%    40.82%    44.84%     66.41%
      Past 5 years..............................    1.07%     1.16%       n/a      2.00%
      Since inception:
      Class A & B(2)............................   (1.76%)   (1.53%)       --     (0.73%)
      Class C(3)................................       --        --    (1.72%)     1.45%

     (1)Performance figures reflect any applicable sales charges.
     (2) The inception date for the Fund's Class A and Class B shares was November 1, 1994.
     (3) The inception date for the Fund's Class C shares was April 30, 1996.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

                                 CLASS A  CLASS B  CLASS C
----------------------------------------------------------
Maximum sales charge (load)
imposed on purchases (as a
percentage of offering
price).........................    5.75%     none     none
Maximum deferred sales charge
(load)(as a percentage of
purchase price)................  none(1)    5.00%    1.00%
Maximum sales charge (load)
imposed on reinvested
dividends......................     none     none     none
Redemption fee(2)..............    2.00%    2.00%    2.00%
Exchange fee...................     none     none     none

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

                            CLASS A  CLASS B  CLASS C
-----------------------------------------------------
Management fees...........    1.00%   1.00%    1.00%
Distribution and/or
service (12b-1) fees......    0.25%   1.00%    1.00%
Other expenses............    2.03%   1.90%    1.83%
Total annual Fund
operating expenses........    3.28%   3.90%    3.83%
Expenses reimbursed(3)....    0.98%   0.98%    0.98%
Net Fund
operating expenses(3).....    2.30%   2.92%    2.85%

(1)A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.
(2) If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Following an exchange into the Fund, shares redeemed (or exchanged) within one month are subject to a 2.00% redemption fee. This fee also applies to Class A shares purchased without a sales charge.

(3) The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the current fiscal year ending December 31, 2000, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses). For each of the following nine years, the Investment Manager has contractually agreed to ensure that these expenses do not exceed 2.50% of the Fund's average net assets.


-------------------------------------------------------------------------

     -- EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

EXAMPLE

--------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C
--------------------------------------------------------------------------------------
1st                    $  795    $  795        $  295        $  388        $  288
3rd                     1,358     1,314         1,014           994           994
5th                     1,947     1,956         1,756         1,722         1,722
10th                    3,531     3,572         3,572         3,648         3,648

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY EUROPEAN OPPORTUNITIES FUND
--------------------------------------------------------------------------------

8

(GLOBE ARTWORK)


IVY EUROPEAN
OPPORTUNITIES FUND

-- INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital growth by investing in the securities markets of Europe.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of European companies, which may include:
- large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies, those providing exceptional value, or those engaged in initial public offerings);
- small-capitalization companies in the more developed markets of Europe; and
- companies operating in Europe's emerging markets.

The Fund may also invest in European debt securities, up to 20% of which may be low-rated (commonly referred to as "high yield" or "junk" bonds). These securities typically are rated Ba or below by Moody's or BB or below by S&P (or are judged by the Fund's manager to be of comparable quality).

The Fund's manager uses a "bottom-up" investment approach, focusing on prospects for long term earnings growth.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

SMALL- AND MEDIUM-SIZED COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded and because they are subject to greater business risk. Transaction costs in smaller-company stocks may also be higher than those of larger companies.

IPO RISK: Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

INTEREST RATE AND MATURITY RISK: The Fund's debt security investments are susceptible to decline in a rising interest rate environment. This risk is more acute for debt securities with longer maturities.

CREDIT RISK: The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Certain of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could weaken the Fund's returns if the issuer defaults on its payment obligations.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     - higher brokerage costs;
     - fluctuations in foreign currency exchange rates and related conversion costs;
     - adverse tax consequences; and
     - settlement delays.

     The risks of investing in foreign securities are more acute in countries with developing economies.

     EURO CONVERSION RISK: On January 1, 1999, a new European currency called the euro was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro is scheduled to be completed by December 31, 2001, at which time euro bills and coins will be put into circulation. The Fund could be affected by certain euro-related issues (such as accounting differences and valuation problems) during this transitional period. In addition, certain European Union members, including the United Kingdom, did not officially implement the euro and may cause market disruptions when and if they decide to do so. Should this occur, the Fund could experience investment losses.

     -- WHO SHOULD INVEST*
     The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.

     *You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

     -- PERFORMANCE INFORMATION
     The Fund has been operating for less than a year, so, no performance information is available.

     -- FEES AND EXPENSES
     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                     fees paid directly from
SHAREHOLDER FEES                     your investment
---------------------------------------------------------------------
                                CLASS A   CLASS B   CLASS C   CLASS I
---------------------------------------------------------------------
Maximum sales charge (load)
imposed on purchases (as a
percentage of offering
price)........................   5.75%      none      none      none
Maximum deferred sales charge
(load)(as a percentage of
purchase price)...............    none(1)  5.00%     1.00%      none
Maximum sales charge (load)
imposed on reinvested
dividends.....................    none      none      none      none
Redemption fee(2).............    none      none      none      none
Exchange fee..................    none      none      none      none

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
-----------------------------------------------------------------
                         CLASS A   CLASS B   CLASS C   CLASS I(4)
-----------------------------------------------------------------
Management fees........   1.00%     1.00%     1.00%      1.00%
Distribution and/or
service (12b-1) fees...   0.25%     1.00%     1.00%       none
Other expenses.........   4.85%     4.84%     4.84%      4.76%
Total annual Fund
operating expenses.....   6.10%     6.84%     6.84%      5.76%
Expenses
reimbursed(3)..........   3.88%     3.88%     3.88%      3.88%
Net Fund operating
expenses(3)............   2.22%     2.96%     2.96%      1.88%

(1)A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.
(2)If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

(3)The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the current fiscal year ending December 31, 2000, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses). For each of the following nine years, the Investment Manager has contractually agreed to ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

(4)The Fund had no Class I shares outstanding. Percentages shown are estimates based on expenses for Class A shares.

-------------------------------------------------------------------------

     -- EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

------------------------------------------------------------------------
                         (no redemption)         (no redemption)
YEAR   CLASS A   CLASS B     CLASS B     CLASS C     CLASS C     CLASS I
------------------------------------------------------------------------
 1st   $  787    $  799      $  299      $  399      $  299      $  191
 3rd    1,336     1,326       1,026       1,026       1,026         705
 5th    1,909     1,975       1,775       1,775       1,775       1,246
10th    3,459     3,582       3,582       3,747       3,747       2,725

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL FUND
--------------------------------------------------------------------------------

10

(GLOBE ARTWORK)

IVY GLOBAL FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth. Any income realized will be incidental.

-- PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 65% of its assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies in at least three different countries, including the United States.

The Fund might engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.


The Fund's management team uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. The Fund is expected to have some emerging markets exposure in an attempt to achieve higher returns over the long term.


-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

Since the Fund may invest a substantial portion of its assets in these countries, it is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange rate regime or monetary policy;
- unusually large currency fluctuations and currency conversion costs; and
- high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

DERIVATIVES RISK: The Fund may, but is not required to, use certain derivative investment techniques to hedge various market risks (such as currency exchange rates). The use of these techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgment of the Fund's manager as to certain market movements is incorrect, the risk of losses that are greater than if the derivative technique had not been used.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on April 18, 1991 compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                   for the years ending
      FOR CLASS A SHARES*                    December 31
      -------------------------------------------------------------

              2.74%           29.63%   (4.60%)    12.08%    16.21%   (8.72%)    8.59%     26.51%
      -------------------------------------------------------------------------------------------

               92               93        94        95        96        97        98        99
                                                 Year

Best quarter Q4 '98: 24.15%

Worst quarter Q3 '98: (20.47%)

     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS(1)                     December 31, 1999
      -----------------------------------------------------------

                                                                             MSCI
                                                                            WORLD
                                              CLASS A   CLASS B   CLASS C   INDEX
      ----------------------------------------------------------------------------
      Past year.............................  19.23%    20.31%    24.24%    24.94%
      Past 5 years..........................   9.01%     9.15%       n/a    19.76%
      Since inception:
      Class A(2)............................   8.88%        --        --    14.34%
      Class B(3)............................      --     7.70%        --    17.86%
      Class C(4)............................      --        --     6.28%    19.39%

     (1)Performance figures reflect any applicable sales charges.
     (2)The inception date for the Fund's Class A shares was April 18, 1991. Index performance is calculated from April 30, 1991.
     (3)The inception date for the Fund's Class B shares was April 1, 1994.
     (4)The inception date for the Fund's Class C shares was April 30, 1996.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

                            CLASS A     CLASS B   CLASS C
---------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a percentage
of offering price)........   5.75%        none      none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price)....................    none(1)    5.00%     1.00%
Maximum sales charge
(load) imposed on
reinvested dividends......    none        none      none
Redemption fee(2).........    none        none      none
Exchange fee..............    none        none      none

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

                            CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management fees(3)........   1.00%     1.00%     1.00%
Distribution and/or
service (12b-1) fees......   0.25%     1.00%     1.00%
Other expenses............   1.52%     1.59%     1.83%
Total annual Fund
operating expenses........   2.77%     3.59%     3.83%
Expenses reimbursed(4)....   0.60%     0.60%     0.60%
Net Fund operating
expenses(4)...............   2.17%     2.99%     3.23%

(1)A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.
(2)If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.
(3)Management fees are reduced to 0.75% for net assets over $500 million.

(4)The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the current fiscal year ending December 31, 2000, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses). For each of the following nine years, the Investment Manager has contractually agreed to ensure that these expenses do not exceed 2.50% of the Fund's average net assets.


--------------------------------------------------------------------------------

     -- EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

--------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C
--------------------------------------------------------------------------------------
1st                    $  782    $  802        $  302        $  426        $  326
3rd                     1,322     1,335         1,035         1,105         1,105
5th                     1,886     1,989         1,789         1,903         1,903
10th                    3,413     3,591         3,591         3,984         3,984

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL NATURAL RESOURCES FUND
--------------------------------------------------------------------------------
12

(GLOBE ARTWORK)

IVY GLOBAL NATURAL
RESOURCES FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term growth. Any income realized will be incidental.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:
- precious metals (such as gold, silver and platinum);
- ferrous and nonferrous metals (such as iron, aluminum, copper and steel);
- strategic metals (such as uranium and titanium);
- fossil fuels and chemicals;
- forest products and agricultural commodities; and
- undeveloped real property.

The Fund's manager uses an equity style that focuses on both growth and value. Companies targeted for investment have strong management and financial positions, adding balance with established low cost, low debt producers and positions that are based on anticipated commodity price trends. The Fund may have some emerging markets exposure in an attempt to achieve higher returns over the long term.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represents a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

SMALL- AND MEDIUM-SIZED COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded and because they are subject to greater business risk. Transaction costs in smaller company stocks may also be higher than those of larger companies.

NATURAL RESOURCES AND PHYSICAL COMMODITIES RISK: Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including:
- price fluctuations caused by real and perceived inflationary trends and political developments; and
- the costs assumed by natural resource companies in complying with environmental and safety regulations.

Investing in physical commodities, such as gold, exposes the Fund to other risk considerations, such as:
- potentially severe price fluctuations over short periods of time;
- storage costs that can exceed the custodial and/or brokerage costs associated with the Fund's other portfolio holdings.

INDUSTRY-CONCENTRATION RISK: Since the Fund can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios.

FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.
The risks of investing in foreign securities are more acute in countries with developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on January 1, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES*                      December 31
      -------------------------------------------------------------

              6.95%              (29.35%)           40.98%
      ---------------------------------------------------------

               97                   98                99
                                Year

Best quarter Q3 '97: 19.66%

Worst quarter Q4 '97: (23.28%)

     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS(1)                     December 31, 1999
      -----------------------------------------------------------

                                                              MSCI
                                                           COMMODITY-
                                                            RELATED
                             CLASS A   CLASS B   CLASS C     INDEX
      ---------------------------------------------------------------
      Past year............    32.87%    34.87%    37.97%      21.45%
      Since inception(2)...     0.13%     0.44%     0.82%       0.46%

     (1)Performance figures reflect any applicable sales charges.
     (2)The inception date for all Classes was January 1, 1997. Index performance is calculated from December 31, 1996.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

                           CLASS A   CLASS B   CLASS C
------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price)...................    5.75%      none      none
Maximum deferred sales
charge (load) (as a
percentage of purchase
price)...................     none(1)   5.00%    1.00%
Maximum sales charge
(load) imposed on
reinvested dividends.....     none      none      none
Redemption fee(2)........     none      none      none
Exchange fee.............     none      none      none

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

                         CLASS A   CLASS B   CLASS C
----------------------------------------------------
Management fees........   1.00%     1.00%     1.00%
Distribution and/or
service (12b-1) fees...   0.25%     1.00%     1.00%
Other expenses.........   3.28%     3.08%     3.10%
Total annual Fund
operating expenses.....   4.53%     5.08%     5.10%
Expenses
reimbursed(3)..........   2.37%     2.37%     2.37%
Net Fund
operating
expenses(3)............   2.16%     2.71%     2.73%

(1)A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.
(2)If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

(3)The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the current fiscal year ending December 31, 2000, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses). For each of the following nine years, the Investment Manager has contractually agreed to ensure that these expenses do not exceed 2.50% of the Fund's average net assets.


-------------------------------------------------------------------------

-- EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

--------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C
--------------------------------------------------------------------------------------
1st                    $  781    $  774        $  274        $  376        $  276
3rd                     1,319     1,253           953           959           959
5th                     1,881     1,855         1,655         1,665         1,665
10th                    3,404     3,395         3,395         3,539         3,539

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

14

(GLOBE ARTWORK)

IVY GLOBAL SCIENCE &
TECHNOLOGY FUND

-- INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital growth. Any income realized will be incidental.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies throughout the world that are expected to profit from the development, advancement and use of science and technology.

The Fund intends to invest its assets in at least three different countries, but may at any given time have a substantial portion of its assets invested in the United States. Industries that are likely to be represented in the Fund's portfolio holdings include:
- Internet;
- telecommunications and networking equipment;
- semiconductors and semiconductor equipment;
- software;
- computers and peripherals;
- electronic manufacturing services; and
- telecommunications and information services.

The Fund's management team believes that technology is a fertile growth area, and actively seeks to position the Fund to benefit from this growth by investing in companies of any size that may deliver rapid earnings growth and potentially high investment returns, which may include the purchase of stock in companies engaged in initial public offerings.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

SMALL- AND MEDIUM-SIZED COMPANY RISK: Many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded and because they are subject to greater business risk. Transaction costs in smaller-company stocks may also be higher than those of larger companies.

IPO RISK: Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

INDUSTRY-CONCENTRATION RISK: Since the Fund focuses its investments in securities of companies principally engaged in the science and technology industries, the Fund could experience wider fluctuations in value than funds with more diversified portfolios. For example, rapid advances in these industries tend to cause existing products to become obsolete, and the Fund's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology industries are also subject to government regulations and approval processes that may affect their overall profitability and cause their stock prices to be more volatile.

FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- WHO SHOULD INVEST*
     The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

     *You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on July 22, 1996 compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                          for the years ending
      FOR CLASS A SHARES*                           December 31
      ------------------------------------------------------------------

              6.53%               35.26%           122.56%
      ---------------------------------------------------------

               97                   98                99
                                Year

     Best quarter Q4 '99: 65.43%

     Worst quarter Q1 '97: (19.15%)

     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

      AVERAGE ANNUAL                              for the periods ending
      TOTAL RETURNS(1)                            December 31, 1999
      ------------------------------------------------------------------

                                                                     RUSSELL 2000
                                                                      TECHNOLOGY
                             CLASS A  CLASS B  CLASS C  CLASS I(2)      INDEX
      ---------------------------------------------------------------------------
      Past year............  109.76%  115.82%  119.98%     n/a          101.32%
      Since inception(3)...   59.35%   60.79%   61.17%     n/a           35.43%

     (1)Performance figures reflect any applicable sales charges.
     (2)The Fund has had no outstanding Class I shares.
     (3)The inception date for all Classes was July 22, 1996. Index performance is calculated from July 30, 1996.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                     fees paid directly from
SHAREHOLDER FEES                     your investment
------------------------------------------------------------

                          CLASS A   CLASS B   CLASS C   CLASS I
---------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price)..................   5.75%      none      none      none
Maximum deferred sales
charge (load) (as a
percentage of purchase
price)..................    none(1)  5.00%     1.00%      none
Maximum sales charge
(load) imposed on
reinvested dividends....    none      none      none      none
Redemption
fee(2)..................    none      none      none      none
Exchange fee............    none      none      none      none

ANNUAL FUND                       expenses that are
OPERATING EXPENSES                deducted from Fund assets
-----------------------------------------------------------

                       CLASS A   CLASS B   CLASS C   CLASS I(3)
---------------------------------------------------------------
Management fees......   1.00%     1.00%     1.00%      1.00%
Distribution and/or
service (12b-1)
fees.................   0.25%     1.00%     1.00%       none
Other expenses.......   0.73%     0.74%     0.68%      0.64%
Total annual Fund
operating expenses...   1.98%     2.74%     2.68%      1.64%

(1)A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.
(2)If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.
(3)The Fund had no Class I shares outstanding. Percentages shown are estimates based on expenses for Class A shares.

-------------------------------------------------------------------------

     -- EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

------------------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C       CLASS I
------------------------------------------------------------------------------------------------
1st                    $  764    $  777        $  277        $  371        $  271        $  167
3rd                     1,161     1,150           850           832           832           517
5th                     1,581     1,650         1,450         1,420         1,420           892
10th                    2,749     2,888         2,888         3,012         3,012         1,944

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY INTERNATIONAL FUND II
--------------------------------------------------------------------------------

16

(GLOBE ARTWORK)

IVY INTERNATIONAL
FUND II

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in equity securities (including common stock, preferred stock and securities convertible into common stock) principally traded in European, Pacific Basin and Latin American markets.

To control its exposure to certain risks, the Fund might engage in foreign currency exchange transactions and forward foreign currency contracts.

The Fund's manager uses a disciplined value approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies). Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with new or developing economies.

DERIVATIVES RISK: The Fund may, but is not required to, use certain derivative investment techniques to hedge various market risks (such as currency exchange rates). The use of these techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgment of the Fund's manager as to certain market movements is incorrect, the risk of losses that are greater than if the derivative technique had not been used.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on May 13, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                      for the year ending
      FOR CLASS A SHARES*                       December 31
      -------------------------------------------------------------

                6.63%                     27.79%
      ----------------------------------------------------

                 98                         99
                              Year

Best quarter Q4 '98: 16.49%

Worst quarter Q3 '98: (18.29%)

     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS(1)                     December 31, 1999
      -----------------------------------------------------------

                                                                             MSCI
                                                                             EAFE
                                   CLASS A   CLASS B   CLASS C   CLASS I(2) INDEX
      ----------------------------------------------------------------------------
      Past year..................   20.44%    21.81%    25.91%      n/a     26.96%
      Since Inception(3).........    5.51%     6.04%     7.08%      n/a     15.75%

     (1)Performance figures reflect any applicable sales charges.
     (2)The Fund has had no outstanding Class I shares.
     (3)The inception date for all Classes was May 13, 1997. Index performance is calculated from May 31, 1997.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

                         CLASS A   CLASS B   CLASS C   CLASS I
--------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price).................   5.75%      none      none      none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price).................    none(1)  5.00%     1.00%      none
Maximum sales charge
(load) imposed on
reinvested dividends...    none      none      none      none
Redemption fee(2)......    none      none      none      none
Exchange fee...........    none      none      none      none

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

                       CLASS A   CLASS B   CLASS C   CLASS I(3)
---------------------------------------------------------------
Management fees......   1.00%     1.00%     1.00%      1.00%
Distribution and/or
service (12b-1)
fees.................   0.25%     1.00%     1.00%       none
Other expenses.......   0.62%     0.66%     0.64%      0.53%
Total annual Fund
operating expenses...   1.87%     2.66%     2.64%      1.53%
Expenses
reimbursed(4)........   0.15%     0.15%     0.15%      0.15%
Net Fund operating
expenses(4)..........   1.72%     2.51%     2.49%      1.38%

(1)A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.
(2)If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.
(3)The Fund had no Class I shares outstanding. Percentages shown are estimates based on expenses for Class A shares

(4)The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the current fiscal year ending December 31, 2000, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.50% of the Fund's average net assets (excluding 12b-1 fees, and certain other expenses). For each of the following nine years, the Investment Manager has contractually agreed to ensure that these expenses do not exceed 2.50% of the Fund's average net assets.


-------------------------------------------------------------------------

     -- EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

--------------------------------------------------------------------------------------------
                                         (no redemption)           (no redemption)
        YEAR           CLASS A   CLASS B     CLASS B       CLASS C     CLASS C       CLASS I
--------------------------------------------------------------------------------------------
1st                    $  740    $  754      $  254        $  352      $  252        $  140
3rd                     1,281     1,284         984           978         978           647
5th                     1,848     1,937       1,737         1,727       1,727         1,180
10th                    3,382     3,540       3,540         3,699       3,699         2,640

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY INTERNATIONAL SMALL COMPANIES FUND
--------------------------------------------------------------------------------

18

(GLOBE ARTWORK)

-------------------------------
IVY INTERNATIONAL SMALL
COMPANIES FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 65% of its assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign issuers having total initial market capitalization of less than $2 billion.

To enhance potential return, the Fund may invest in countries with new or comparatively undeveloped economies. The Fund may also purchase stock in companies engaged in initial public offerings.

The Fund might also engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.

The Fund is managed by a team that focuses on both value and growth factors. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

SMALL-COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since they tend to be thinly traded and because the companies are subject to greater business risk. Transaction costs in smaller company stocks may also be higher than those of larger companies.

IPO RISK: Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

DERIVATIVES RISK: The Fund may, but is not required to, use certain derivative investment techniques to hedge various market risks (such as currency exchange rates). The use of these techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgment of the Fund's manager as to certain market movements is incorrect, the risk of losses that are greater than if the derivative technique had not been used.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- WHO SHOULD INVEST*
     The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

     *You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on January 1, 1997 compare with those of a broad-based index and other indexes that reflect the market sectors in which the Fund invests. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURN                      for years ending
      FOR CLASS A SHARES*                      December 31
      -------------------------------------------------------------

            (12.52%)              5.24%             39.45%
      ---------------------------------------------------------

               97                   98                99
                                Year

     Best quarter Q4 '99: 26.58%

     Worst quarter Q3 '98: (14.96%)

     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS(1)                     December 31, 1999
      -----------------------------------------------------------

                                                                      HSBC JAMES
                                                                      CAPEL WORLD
                                                                     (EX-US) SMALL    MSCI WORLD
                                                                        COMPANY      (EX-US) SMALL
                             CLASS A  CLASS B  CLASS C  CLASS I(2)       INDEX          COMPANY
      --------------------------------------------------------------------------------------------
      Past year............   31.43%   33.24%   37.36%     n/a           33.61%          18.38%
      Since inception(3)...    6.58%    6.98%    7.92%     n/a            6.36%          (1.24%)

     (1)Performance figures reflect any applicable sales charges.
     (2)The Fund has had no outstanding Class I shares.
     (3)The inception date for all Classes was January 1, 1997. Index performance is calculated from December 31, 1996.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

                          CLASS A   CLASS B   CLASS C   CLASS I
---------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price)..................   5.75%      none      none       none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price)..................    none(1)  5.00%     1.00%       none
Maximum sales charge
(load) imposed on
reinvested dividends....    none      none      none       none
Redemption fee(2).......    none      none      none       none
Exchange fee............    none      none      none       none

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

                       CLASS A   CLASS B   CLASS C   CLASS I(3)
---------------------------------------------------------------
Management fees......   1.00%     1.00%     1.00%      1.00%
Distribution and/or
service (12b-1)
fees.................   0.25%     1.00%     1.00%       none
Other expenses.......   7.19%     7.21%     7.15%      7.10%
Total annual Fund
operating expenses...   8.44%     9.21%     9.15%      8.10%
Expenses
reimbursed(4)........   6.23%     6.23%     6.23%      6.23%
Net Fund
operating
expenses(4)..........   2.21%     2.98%     2.92%      1.87%

(1)A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.
(2)If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.
(3)The Fund had no Class I shares outstanding. Percentages shown are estimates based on expenses for Class A shares.

(4)The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the current fiscal year ending December 31, 2000, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses). For each of the following nine years, the Investment Manager has contractually agreed to ensure that these expenses do not exceed 2.50% of the Fund's average net assets.


-------------------------------------------------------------------------

-- EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

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                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C       CLASS I
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1st                    $  786    $  801        $  301        $  395        $  295        $  190
3rd                     1,333     1,332         1,032         1,014         1,014           702
5th                     1,905     1,984         1,784         1,756         1,756         1,241
10th                    3,449     3,593         3,593         3,711         3,711         2,715

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ADDITIONAL INFORMATION
ABOUT PRINCIPAL INVESTMENT
STRATEGIES AND RISKS

-- PRINCIPAL STRATEGIES


IVY ASIA PACIFIC FUND: The Fund seeks to achieve its investment objective of long-term growth by investing primarily in securities issued in countries throughout the Asia Pacific region, which includes China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. The Fund usually invests in at least three different countries, and does not intend to concentrate its investments in any particular industry. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.



IVY CHINA REGION FUND: The Fund seeks to achieve its investment objective of long-term capital growth primarily by investing in the equity securities of companies that are expected to profit from the economic development and growth of the China Region through a direct business connection (such as an exchange listing or significant profit base) in one or more China Region countries. The Fund may invest more than 25% of its assets in the securities of issuers in a single China Region country, and could have significantly more than 50% of its assets invested in Hong Kong. The Fund expects to invest the balance of its assets in the equity securities of companies whose current or expected performance is considered to be strongly associated with the China Region. The Fund's management team seeks to reduce risk by focusing on companies with strong foreign joint venture partners, well-positioned consumer franchises or monopolies, or that operate in strategic or protected industries. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.



IVY DEVELOPING MARKETS FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies that the Fund's manager believes will increase shareholder value through the economic development and growth of emerging markets. The Fund considers an emerging market country to be one that is generally viewed as "developing" or "emerging" by the World Bank, the International Finance Corporation or the United Nations. The Fund usually invests its assets in at least three different emerging market countries, and may invest at least 25% of its assets in the securities of issuers located in a single country. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.


IVY EUROPEAN OPPORTUNITIES FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies located or otherwise doing business in European countries and covering a broad range of economic and industry sectors. The Fund may also invest a significant portion of its assets in debt securities, up to 20% of which is considered below investment grade (commonly referred to as "high yield" or "junk" bonds). The Fund's manager follows a "bottom-up" approach to investing, which focuses on prospects for long

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term earnings growth. Company selection is generally based on an analysis of a wide range of financial indicators (such as growth, earnings, cash, book and enterprise value), as well as factors such as market position, competitive advantage and management strength. Country and sector allocation decisions are driven by the company selection process.


IVY GLOBAL FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world. The Fund invests in a variety of economic sectors, industry segments and individual securities to reduce the effects of price volatility in any one area, and normally invests its assets in at least three different countries (including the United States). Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.


IVY GLOBAL NATURAL RESOURCES FUND: The Fund seeks to achieve its principal objective of long-term growth by investing primarily in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities (or that supply goods and services to such companies). The Fund's manager targets for investment well managed companies that are expected to increase shareholder value through successful exploration and development of natural resources, balancing the Fund's portfolio with low cost, low debt producers that have outstanding asset bases, and positions that are based on anticipated commodity price trends. Additional emphasis is placed on sectors that are out of favor but appear to offer the most significant recovery potential over a one to three year period. All investment decisions are reviewed systematically and cash reserves may be allowed to build up when valuations seem unattractive. The manager attempts to minimize risk through diversifying the Fund's portfolio by commodity, country, issuer and asset class. Typically the Fund's top 50 investments comprise more than 80% of the Fund's assets.

IVY GLOBAL SCIENCE & TECHNOLOGY FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing in the equity securities of companies that are expected to increase shareholder value through the development, advancement and use of science and technology. The Fund may also invest in companies that are expected to profit indirectly from the commercialization of technological and scientific advances. Industries likely to be represented in the Fund's overall portfolio holdings include Internet, computers and peripheral products, software, electronic components and systems, telecommunications, and media and information services. Rapid advances in these industries in recent years have stimulated unprecedented growth. While this is no guarantee of future performance, the Fund's management team believes that these industries offer substantial opportunities for long-term capital appreciation. The Fund intends to invest its assets in at least three different countries, but may at any given time have a substantial portion of its assets invested in the United States.

IVY INTERNATIONAL FUND II: The Fund seeks to achieve its principal objective of long-term capital growth by investing in equity securities principally traded in European, Pacific Basin and Latin American markets. The Fund invests in a variety of economic sectors and industry segments to reduce the effects of price volatility in any one area. The Fund's manager seeks out rapidly expanding foreign economies and companies that generally have at least $1 billion in capitalization at the time of investment and a solid history of operations. Other factors that the Fund's manager considers in selecting particular countries include long term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more

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of these measures relative to a broad universe of comparable securities.


IVY INTERNATIONAL SMALL COMPANIES FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing in the foreign stock markets, focusing on issuers that are valued at less than $2 billion across a wide range of geographic, economic and industry sectors. Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. Approximately one half of the Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased under this approach are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.


The other half of the Fund's portfolio is managed using a "bottom-up" approach, which focuses on prospects for long-term earnings growth. Company selection for this segment of the Fund is generally based on an analysis of a wide range of financial indicators (such as growth, earnings, cash, book and enterprise value), as well as factors such as market position, competitive advantage and management strength. Country and sector allocation decisions for this segment are driven by the company selection process.


ALL FUNDS: Each Fund may from time to time take a temporary defensive position and invest without limit in U.S. Government securities, investment-grade debt securities (which are those rated in the four highest rating categories used by Moody's and S&P), and cash and cash equivalents such as commercial paper, short-term notes and other money market securities. When a Fund assumes such a defensive position it may not achieve its investment objective. Investing in debt securities also involves both interest rate and credit risk.


-- PRINCIPAL RISKS

GENERAL MARKET RISK:

As with any mutual fund, the value of a Fund's investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments.

Each Fund's share value will decrease at any time during which its security holdings or other investment techniques are not performing as well as anticipated, and you could therefore lose money by investing in a Fund depending upon the timing of your initial purchase and any subsequent redemption or exchange.

OTHER RISKS: The table on the following page identifies the investment techniques that each Fund's advisor considers important in achieving the Fund's investment objective or in managing its exposure to risk (and that could therefore have a significant effect on a Fund's returns). Following the table is a description of the general risk characteristics of these investment techniques. Other investment methods that the Funds may use (such as derivative investments), but that are not likely to play a key role in their overall investment strategies, are described in the Funds' Statement of Additional Information (see back cover page for information on how you can receive a free copy).



INVESTMENT TECHNIQUE:  IAPF   ICRF   IDMF   IEOF   IGF   IGNRF   IGSTF   IIF2   IISCF
Equity securities       X      X      X      X      X      X       X      X       X
Debt securities......                        X
Low-rated debt
securities...........                        X
Foreign securities...   X      X      X      X      X      X       X      X       X
Emerging markets.....   X      X      X      X      X      X              X       X
Foreign
 currencies*.........   X      X      X      X      X      X       X      X       X
Depository
 receipts*...........   X      X      X      X      X      X       X      X       X
Derivatives..........                               X                     X       X
Illiquid
 securities*.........   X      X      X      X      X      X       X      X       X
Precious metals......                                      X
Borrowing............   X      X      X      X      X      X       X      X       X


*These are not principal strategies, as such, but tend to be associated with the Funds' principal investments and have their own risks.

RISK CHARACTERISTICS
- EQUITY SECURITIES: Equity securities typically represent a proportionate ownership interest in a company. As a result, the value of equity securities typically rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly, with

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  smaller companies being particularly susceptible to price swings. Transaction costs in smaller-company securities may also be higher than those of larger companies. Investors in Ivy European Opportunities Fund, Ivy Global Science & Technology Fund and Ivy International Small Companies Fund should note that these risks are heightened in the case of securities issued through IPOs.

- DEBT SECURITIES, IN GENERAL: Investing in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. For example, as interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. A Fund's portfolio is therefore susceptible to the decline in value of the debt instruments it holds in a rising interest rate environment. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities tend to be more volatile than bonds with shorter maturities.

- LOW-RATED DEBT SECURITIES: In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns.

- FOREIGN SECURITIES: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets. Many of the Funds' securities also are denominated in foreign currencies and the value of each Fund's investments, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversions can also be costly.

  Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

- SPECIAL EMERGING-MARKET CONCERNS: The risks of investing in foreign securities are heightened in countries with new or developing economies. Among these additional risks are the following:
  - securities that are even less liquid and more volatile than those in more developed foreign countries;
  - less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
  - increased settlement delays;
  - unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply);
  - unusually large currency fluctuations and currency conversion costs; and
  - high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

- FOREIGN CURRENCIES: Foreign securities may be denominated in foreign currencies. The value of a Fund's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversions can also be costly.

- DEPOSITORY RECEIPTS: Interests in foreign issuers may be acquired in the form of sponsored

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  or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and similar types of depository receipts. ADRs typically are issued by a U.S. bank or trust company and represent ownership of the underlying securities issued by a foreign corporation. GDRs and other types of depository receipts are usually issued by foreign banks or trust companies. The investing Fund's investments in ADRs, GDRs and other depository receipts are viewed as investments in the underlying securities.

  Depository receipts can be difficult to price and are not always exchange-listed. Unsponsored depository programs also are organized independently without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

- DERIVATIVE INVESTMENT TECHNIQUES: A Fund may, but is not required to, use certain derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements) or to enhance potential gain. Among the derivative techniques a Fund might use are options, futures, forward foreign currency contracts and foreign currency exchange transactions.

  Using put and call options could cause a Fund to lose money by forcing the sale or purchase of portfolio securities at inopportune times or for prices higher (in the case of put options) or lower (in the case of call options) than current market values, by limiting the amount of appreciation the Fund can realize on its investments, or by causing the Fund to hold a security it might otherwise sell.

  Futures transactions (and related options) involve other types of risks. For example, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund could cause losses on the hedging instrument that are greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, a Fund might not be able to close out a transaction before expiration without incurring substantial losses (and it is possible that the transaction cannot even be closed). In addition, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.

  Foreign currency exchange transactions and forward foreign currency contracts involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the adviser's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, changes in currency exchange rates may result in poorer overall performance for a Fund than if it had not engaged in such transactions. There may also be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

- ILLIQUID SECURITIES: Illiquid securities are assets that may not be disposed of in the ordinary course of business within seven days at roughly the value at which the investing fund has valued the assets. Some of these may be "restricted securities," which cannot be sold to the public without registration under the Securities Act of 1933 (in the absence of an exemption) or because of other legal or contractual restrictions on resale. There is a risk that the investing fund will not be able to dispose of its illiquid securities promptly at an acceptable price.

- PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES: Ivy Global Natural Resources Fund can invest in precious metals and other physical commodities. Commodities trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund's investments in commodities are cyclical

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economic conditions, sudden political events and adverse international monetary policies. Markets for precious metals and other commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. The Fund may also pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.


- BORROWING: For temporary or emergency purposes, Ivy China Region Fund, Ivy Global Fund, Ivy Global Science & Technology Fund and Ivy International Fund II may each borrow up to 10% of the value of its total assets from qualified banks. Ivy Asia Pacific Fund, Ivy Developing Markets Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund and Ivy International Small Companies Fund may each borrow up to one-third of the value of its total assets from qualified banks, but (with the exception of Ivy European Opportunities Fund) will not buy securities whenever its outstanding borrowings exceed 10% of the value of its total assets. Borrowing may exaggerate the effect on a Fund's share value of any increase or decrease in the value of the securities it holds. Money borrowed will also be subject to interest costs.


-- OTHER IMPORTANT INFORMATION

EUROPEAN MONETARY UNION: The Funds may have investments in Europe. On January 1, 1999, a new European currency called the euro was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro is scheduled to be completed by December 31, 2001, at which time euro bills and coins will be put into circulation. The Fund could be affected by certain euro-related issues (such as accounting differences and valuation problems) during this transitional period. In addition, certain European Union members, including the United Kingdom, did not officially implement the euro and may cause market disruptions if they decide to do so.

MANAGEMENT


-- INVESTMENT ADVISOR

Ivy Management, Inc. ("IMI")
Via Mizner Financial Plaza
700 South Federal Highway, Ste. 300
Boca Raton, Florida 33432


IMI provides business management services to the Funds and investment advisory services to all Funds other than Ivy Global Natural Resources Fund. IMI is an SEC-registered investment advisor with over $6.2 billion in assets under management, and provides similar services to the other nine series of Ivy Fund. For the Funds' fiscal year ending December 31, 1999, the Funds (other than Ivy Global Natural Resources Fund) paid IMI a fee that was equal to 1.00% of the Funds' respective average net assets. Ivy Global Natural Resources Fund paid IMI a fee equal to 0.50% of the Fund's average net assets. Ivy European Opportunities Fund pays IMI a fee at the rate of 1.00% of the Fund's average net assets.


Henderson Investment Management Limited ("Henderson"), 3 Finsbury Avenue, London, England EC2M 2PA, serves as subadviser to Ivy European Opportunities Fund under an Agreement with IMI. For its services, Henderson receives a fee from IMI that is equal, on an annual basis, to 0.50% of the Fund's average net assets. Since February 1, 1999, Henderson has served as subadviser with respect to 50% of the net assets of Ivy International Small Companies Fund, for which Henderson receives a fee from IMI that is equal, on an annual basis, to 0.50% of that portion of the Fund's assets that Henderson manages. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.

Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment adviser to Ivy Global Natural Resources Fund and is responsible for selecting the Fund's portfolio investments. MFC has been an investment counsel and mutual fund manager in Toronto for more than 31 years, and as of March 31, 2000 had over $32 billion in assets under management. For its services, MFC receives a fee from IMI that is equal, on an annual basis to 0.50% of the Fund's average net assets.

-- PORTFOLIO MANAGEMENT


IVY ASIA PACIFIC FUND, IVY CHINA REGION FUND, IVY DEVELOPING MARKETS FUND, IVY GLOBAL FUND AND IVY INTERNATIONAL FUND II: Each Fund is managed by a team of investment professionals that is supported by research analysts who acquire information on regional and country-specific economic and political developments and monitor

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individual companies. These analysts use a variety of research sources that include:
- brokerage reports;
- economic and financial news services;
- company reports; and
- information from third-party research firms (ranging from large investment banks with global coverage to local research houses).

In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.


IVY EUROPEAN OPPORTUNITIES FUND: Stephen Peak, Executive Director of Henderson and head of Henderson's European equities team, is primarily responsible for selecting the Fund's portfolio of investments. Formerly a director and portfolio manager with Touche Remnant & Co., Mr. Peak has 25 years of investment experience.


IVY GLOBAL NATURAL RESOURCES FUND: Frederick Sturm, a Senior Vice President of MFC, has managed the Fund since its inception. Mr. Sturm joined MFC in 1983 and has 15 years of professional investment experience. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

IVY GLOBAL SCIENCE & TECHNOLOGY FUND: The Fund is managed by IMI's Global Technology Team. James W. Broadfoot, President of IMI and a Vice President of Ivy Fund, is the Team's lead manager. Before joining IMI in 1990, Mr. Broadfoot was the principal in an investment counsel firm specializing in emerging growth companies. He has over 26 years of professional investment experience, holds an MBA from the Wharton School of Business and is a Chartered Financial Analyst.

IVY INTERNATIONAL SMALL COMPANIES FUND: The Fund is co-managed by IMI's International Equity Team and Henderson. IMI's International Equity Team is comprised of investment professionals and is supported by research analysts who acquire information on regional and country-specific economic and political developments and monitor individual companies. These analysts use a variety of research sources that include:
- brokerage reports;
- economic and financial news services;
- company reports; and
- information from third party research firms (ranging from large investment banks with global coverage to local research houses).

In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.

The Henderson team's investment process combines top down regional allocation with a bottom up stock selection approach. Regional allocations are based on factors such as interest rates and current economic cycles, which are used to identify economies with relatively strong prospects for real economic growth. Individual stock selections are based largely on prospects for earnings growth.

SHAREHOLDER INFORMATION

-- PRICING OF FUND SHARES
Each Fund calculates its share price by dividing the value of the Fund's net assets by the total number of its shares outstanding as of the close of regular trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the Exchange is open for trading (normally any weekday that is not a national holiday).


Each portfolio security that is listed or traded on a recognized stock exchange is valued at the security's last quoted sale price on the exchange on which it is principally traded.

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If no sale is reported at that time, the average between the last bid and asked prices is used. Securities and other Fund assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Funds' Board of Trustees. IMI may also price a foreign security at its fair value if events materially affecting the estimated value of the security occur between the close of the foreign exchange on which the security is principally traded and the time as of which a Fund prices its shares. Fair-value pricing under these circumstances is designed to protect existing shareholders from the actions of short-term investors trading into and out of a Fund in an attempt to profit from short-term market movements. When such fair-value pricing occurs, there may be some period of time during which a Fund's share price and/or performance information is not available.

The number of shares you receive when you place a purchase or exchange order, and the payment you receive after submitting a redemption request, is based on a Fund's net asset value next determined after your instructions are received in proper form by Ivy Mackenzie Services Corp. ("IMSC") (the Fund's transfer agent) or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge (see "Choosing the appropriate class of shares"). Since the Funds normally invest in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's share value may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

-- HOW TO BUY SHARES
Please read these sections below carefully before investing.

CHOOSING THE APPROPRIATE CLASS OF SHARES:
If you do not specify on your Account Application which class of shares you are purchasing, it will be assumed that you are purchasing Class A shares.

Each Fund has adopted separate distribution plans pursuant to Rule 12b-1 under the 1940 Act for its Class A, B and C shares that allow the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Because fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

The following table displays the various investment minimums, sales charges and expenses that apply to each class.

-------------------------------------------------------------------------------
                           CLASS A        CLASS B        CLASS C      CLASS I
-------------------------------------------------------------------------------
Minimum initial
 investment*..........  $1,000         $1,000         $1,000         $5,000,000
Minimum subsequent
 investment*..........  $100           $100           $100           $10,000
Initial sales
 charge...............  Maximum        none           none           none
                        5.75%, with
                        options for a
                        reduction or
                        waiver
CDSC..................  None, except   Maximum        1.00% for the  none
                        on certain     5.00%,         first year
                        NAV purchases  declines over
                                       six years
Service and
 distribution fees....  0.25% Service  0.75%          0.75%          none
                        fee            Distribution   distribution
                                       fee and 0.25%  fee and 0.25%
                                       service fee    service fee

*Minimum initial and subsequent investments for retirement plans are $25.

-- ADDITIONAL PURCHASE INFORMATION

CLASS A SHARES: Class A shares are sold at a public offering price equal to their net asset value per share plus an initial sales charge, as set forth below (which is reduced as the amount invested increases):

---------------------------------------------------------------
                           SALES         SALES      PORTION OF
                        CHARGE AS A   CHARGE AS A     PUBLIC
                        PERCENTAGE    PERCENTAGE     OFFERING
                         OF PUBLIC      OF NET         PRICE
                         OFFERING       AMOUNT      RETAINED BY
AMOUNT INVESTED            PRICE       INVESTED       DEALER
---------------------------------------------------------------
Less than $50,000.....     5.75%         6.10%         5.00%
$50,000 but less than
$100,000..............     5.25%         5.54%         4.50%
$100,000 but less than
$250,000..............     4.50%         4.71%         3.75%
$250, 000 but less
than $500,000.........     3.00%         3.09%         2.50%
$500,000 or over*.....     0.00%         0.00%         0.00%

*A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.

Class A shares that are acquired through reinvestment of dividends or distributions are not subject to any sales charges.

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HOW TO REDUCE YOUR INITIAL SALES CHARGE:
  - "Rights of Accumulation" permits you to pay the sales charge that applies to the cost or value (whichever is higher) of all Ivy Fund Class A shares you own.
  - A "Letter of Intent" permits you to pay the sales charge that would apply to your cumulative purchase of Fund shares over a 13-month period (certain restrictions apply).

HOW TO ELIMINATE YOUR INITIAL SALES CHARGE: You may purchase Class A shares at NAV (without an initial sales charge or a CDSC) through any one of the following methods:
- through certain investment advisors and financial planners who charge a management, consulting or other fee for their services;
- under certain qualified retirement plans;
- as an employee or director of Mackenzie Investment Management Inc. or its affiliates;
- as an employee of a selected dealer; or
- through the Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.

Certain trust companies, bank trust departments, credit unions, savings and loans and other similar organizations may also be exempt from the initial sales charge on Class A shares.

You may also purchase Class A shares at NAV if you are investing at least $500,000 through a dealer or agent. A CDSC of 1.00% may apply to shares redeemed within two years of the end of the month in which they are purchased. Ivy Mackenzie Distributors, Inc. ("IMDI"), the Fund's distributor, may pay the dealer or agent (out of IMDI's own resources) for its distribution assistance according to the following schedule:

--------------------------------------------------
           PURCHASE AMOUNT              COMMISSION
--------------------------------------------------
First $3,000,000......................    1.00%
Next $2,000,000.......................    0.50%
Over $5,000,000.......................    0.25%

IMDI may from time to time pay a bonus or other cash incentive to dealers (other than IMDI), including those that employ a registered representative who during a specified time period sells a minimum dollar amount of the shares of a Fund and/or other funds distributed by IMDI.

Each Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of certain dealers meeting criteria established by IMDI. This privilege will apply only to Class A shares of a Fund that are purchased using proceeds obtained by such clients through redemption of another mutual fund's shares on which a sales charge was paid. Purchases must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within two years after purchase.

CLASS B AND CLASS C SHARES: Class B and Class C shares are not subject to an initial sales charge but are subject to a CDSC. If you redeem your Class C shares within one year of purchase they will be subject to a CDSC of 1%, and Class B shares redeemed within six years of purchase will be subject to a CDSC at the following rates:

----------------------------------------------------
                              CDSC AS A PERCENTAGE
        YEAR SINCE              OF DOLLAR AMOUNT
         PURCHASE               SUBJECT TO CHARGE
----------------------------------------------------
First......................           5.00%
Second.....................           4.00%
Third......................           3.00%
Fourth.....................           3.00%
Fifth......................           2.00%
Sixth......................           1.00%
Seventh and thereafter.....           0.00%

The CDSC for both Class B and Class C shares will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No charge will be assessed on reinvested dividends or distributions, or on shares held over six years. If your shares have appreciated in value, each share redeemed will include both your original cost (subject to the above CDSC schedule) and any proportional increase in market value (not subject to a CDSC). If your shares have depreciated in value, the CDSC will be assessed on the market value of the shares being redeemed. At the time of redemption, the calculation is performed on a share-by-share basis as described below.

Shares will be redeemed in the following order:
- Shares held more than six years
- Shares acquired through reinvestment of dividends and distributions

                                                                              29
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

- Shares subject to the lowest CDSC percentage; on a first-in, first-out basis
  (1) with the portion of the lot attributable to capital appreciation redeemed first, which is not subject to a CDSC; then
  (2) the portion of the lot attributable to your original basis, which is subject to a CDSC.

The CDSC for Class B shares is waived for:
- Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.
- Redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers.
- Redemptions resulting from a tax-free return of excess contribution to an IRA.
- Withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability.
- Withdrawals through the Systematic Withdrawal Plan of up to 12% per year of your account value at the time the plan is established.

Both Class B shares and Class C shares are subject to an ongoing service and distribution fee at a combined annual rate of up to 1.00% of the portfolio's average net assets attributable to its Class B or Class C shares. The ongoing distribution fees will cause these shares to have a higher expense ratio than that of Class A and Class I shares. IMDI uses the money that it receives from the deferred sales charge and the distribution fees to cover various promotional and sales-related expenses, as well as expenses related to providing distributions services, such as compensating selected dealers and agents for selling these shares.

Approximately eight years after the original date of purchase, your Class B shares will be converted automatically to Class A shares. Class A shares are subject to lower annual expenses than Class B shares. The conversion from Class B shares to Class A shares is not considered a taxable event for federal income tax purposes. Class C shares do not have a similar conversion privilege.

CLASS I SHARES: Class I shares are offered only to institutions and certain individuals, and are not subject to an initial sales charge or a CDSC, nor to ongoing service or distribution fees. Class I shares also bear lower fees than Class A, Class B and Class C shares.

-- SUBMITTING YOUR PURCHASE ORDER


INITIAL INVESTMENTS: Complete and sign the Account Application appearing at the end of this Prospectus. Enclose a check payable to the Fund in which you wish to invest. You should note on the check the class of shares you wish to invest in (see page 27 for minimum initial investments.) Deliver your application materials to your registered representative or selling broker, or send them to one of the addresses below:


- BY REGULAR MAIL:

  Ivy Mackenzie Services Corp.
  PO Box 3022
  Boca Raton, FL 33431-0922

- BY COURIER:

  Ivy Mackenzie Services Corp.
  700 South Federal Hwy., Ste. 300
  Boca Raton, FL 33432-6114

-- BUYING ADDITIONAL SHARES

There are several ways to increase your investment in the Fund:


- BY MAIL: Send your check with a completed investment slip (attached to your account statement) or written instructions indicating the account registration, Fund number or name, and account number. Mail to one of the addresses above.


- THROUGH YOUR BROKER: Deliver to your registered representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

- BY WIRE: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC

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  at 800.777.6472. Wiring instructions are as follows:

  First Union National Bank of Florida
  Jacksonville, FL
  ABA #063000021
  Account #2090002063833
  For further credit to:
  Your Account Registration
  Your Fund Number and Account Number

- BY AUTOMATIC INVESTMENT METHOD: You can authorize to have funds electronically drawn each month from your bank account and invested as a purchase of shares into your Ivy Fund account. Complete sections 6A and 7B of the Account Application.

-- HOW TO REDEEM SHARES

SUBMITTING YOUR REDEMPTION ORDER: You may redeem your Fund shares through your registered securities dealer or directly through IMSC. If you choose to redeem through your registered securities dealer, the dealer is responsible for transmitting redemption orders in proper form and in a timely manner. If you choose to redeem directly through IMSC, you have several ways to submit your request:


- BY MAIL: Send your written redemption request to IMSC at one of the addresses on the previous page. Be sure that all registered owners listed on the account sign the request. Medallion signature guarantees and supporting legal documentation may be required.


- BY TELEPHONE: Call IMSC at 800.777.6472 to redeem from your individual, joint or custodial account. To process your redemption order by telephone, you must have telephone redemption privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions. Requests by telephone can only be accepted for amounts up to $50,000.

- BY SYSTEMATIC WITHDRAWAL PLAN ("SWP"): You can authorize to have funds electronically drawn each month from your Ivy Fund account and deposited directly into your bank account. Certain minimum balances and minimum distributions apply. Complete section 6B of the Account Application to add this feature to your account.

RECEIVING YOUR REDEMPTION PROCEEDS: You can receive redemption proceeds through a variety of payment methods:

- BY CHECK: Unless otherwise instructed in writing, checks will be made payable to the current account registration and sent to the address of record.

- BY FEDERAL FUNDS WIRE: Proceeds will be wired on the next business day to a pre-designated bank account. Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

- BY ELECTRONIC FUNDS TRANSFER ("EFT"): For SWP redemptions only.


REDEMPTION FEE: Ivy Asia Pacific Fund, Ivy China Region Fund and Ivy Developing Markets Fund can experience substantial price fluctuations and are intended for long-term investors. To facilitate portfolio management and to compensate for transaction and other expenses caused by early redemptions or frequent exchange activity, each Fund may charge a 2.00% redemption fee. This fee is assessed on the net asset value of shares redeemed or exchanged within one month of their acquisition (either by an exchange from another Ivy fund or by direct purchase without a front-end sales charge, in the case of certain Class A accounts), and is retained by the Fund. This fee is not a CDSC, is not a commission, and does not benefit IMI or IMSC in any way.


OTHER IMPORTANT REDEMPTION INFORMATION:
- A CDSC may apply to certain Class A share redemptions, to Class B shares redeemed within six years of purchase, and to Class C shares that are redeemed within one year of purchase.
- If you own shares of more than one class of a Fund, the Fund will redeem first the shares having the highest 12b-1 fees, unless you instruct otherwise.

                                                                              31
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

- Any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.
- Shares will be redeemed in the order described under "Additional purchase information -- Class B and Class C shares".
- A Fund may (on 60 days' notice) redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.
- A Fund may take up to seven days (or longer in the case of shares recently purchased by check) to send redemption proceeds.
- A Fund may make payment for redeemed shares in the form of securities of the Fund taken at current values.

-- HOW TO EXCHANGE SHARES

You may exchange your Fund shares for shares of another Ivy fund, subject to certain restrictions (see "Important exchange information" below).


SUBMITTING YOUR EXCHANGE ORDER: You may submit an exchange request to IMSC as follows:


- BY MAIL: Send your written exchange request to IMSC at one of the addresses on page 29 of this Prospectus. Be sure that all registered owners listed on the account sign the request.


- BY TELEPHONE: Call IMSC at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

IMPORTANT EXCHANGE INFORMATION:
- You must exchange into the same share class you currently own.

-- Exchanges are considered
  taxable events and may result
  in a capital gain or a capital
  loss for tax purposes.


- It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. The Funds may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee (in the case of certain Funds) or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used. (See "Redemption Fee" under "How to redeem shares" on page 30). For example, shareholders exchanging more than five times in a 12-month period may be considered to be using market-timing strategies.


-- DIVIDENDS, DISTRIBUTIONS AND TAXES
- The Funds generally declare and pay dividends and capital gain distributions (if any) at least once a year.
- Dividends and distributions are "reinvested" in additional Fund shares unless you request to receive them in cash.
- Reinvested dividends and distributions are added to your account at NAV and are not subject to a CDSC regardless of which share class you own.
- Cash dividends and distributions can be sent to you:

  - BY MAIL: a check will be mailed to the address of record unless otherwise instructed.

  - BY ELECTRONIC FUNDS TRANSFER: your proceeds will be directly deposited into your bank account.

To change your dividend and/or distribution options, call IMSC at 800.777.6472.

Dividends ordinarily will vary from one class to another. The Funds intend to declare and pay dividends annually. The Funds will distribute net investment income and net realized capital gains, if any, at least once a year. The Funds may make an additional distribution of net investment income and net realized capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").

Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to you as ordinary income. If a portion of a Fund's income

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32

consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares. While the Funds' managers may at times pursue strategies that result in tax efficient outcomes for Fund shareholders, they do not generally manage the Funds to optimize tax efficiencies.

If shares of a Fund are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by your Fund.

Upon the sale or exchange of your Fund shares, you may realize a capital gain or loss which will be long term or short term, generally depending upon how long you held your shares.

A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Fund distributions may be subject to state, local and foreign taxes.

You should consult with your tax adviser as to the tax consequences of an investment in the Funds, including the status of distributions from the Funds under applicable state or local law.

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or less if a Fund has a shorter operating history), and reflects results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) each year on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, is included in each Fund's Annual Report to shareholders (which is available upon request).

--------------------------------------------------------------------------------

                                                    CLASS A                      CLASS B                     CLASS C
                                          ---------------------------------------------------------------------------------------
IVY ASIA PACIFIC FUND                                                for the years ended December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                            1999      1998     1997      1999     1998     1997      1999     1998     1997
SELECTED PER SHARE DATA                   ---------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 5.56    $ 6.01   $ 10.00   $ 5.53   $ 5.99   $ 10.00   $ 5.54   $ 5.99   $ 10.00
                                          ---------------------------------------------------------------------------------------
  Income (loss) from investment
    operations
  Net investment income (loss) (a)......      .02       .03       .02     (.03)    (.01)       --     (.03)    (.01)       --
  Net gains or losses on securities
    (both realized and unrealized)......     2.49      (.44)    (3.98)    2.44     (.44)    (4.00)    2.46     (.43)    (3.99)
                                          ---------------------------------------------------------------------------------------
  Total from investment operations......     2.51      (.41)    (3.96)    2.41     (.45)    (4.00)    2.43     (.44)    (3.99)
                                          ---------------------------------------------------------------------------------------
  Less distributions
  Dividends
    From net investment income..........      .02        --       .01       --       --        --       --       --        --
    In excess of net investment
      income............................       --       .03       .02       --      .01       .01       --      .01       .02
  Distributions from capital gains......      .06       .01        --      .03       --        --      .03       --        --
                                          ---------------------------------------------------------------------------------------
    Total distributions.................      .08       .04       .03      .03      .01       .01      .03      .01       .02
                                          ---------------------------------------------------------------------------------------
Net asset value, end of period..........   $ 7.99    $ 5.56   $  6.01   $ 7.91   $ 5.53   $  5.99   $ 7.94   $ 5.54   $  5.99
                                          =======================================================================================
Total return (%)(b).....................    45.10     (6.86)   (39.58)   43.64    (7.48)   (39.96)   43.92    (7.37)   (39.94)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)............................   $2,015    $1,393   $   692   $3,763   $2,197   $   929   $3,031   $1,855   $   764
Ratio of expenses to average net assets
  (c)
  With expense reimbursement (%)........     2.39      2.77      2.11     3.17     3.65      2.86     3.09     3.54      2.74
  Without expense reimbursement (%).....     4.03      6.15     10.17     4.81     7.03     10.92     4.73     6.92     10.80
Ratio of net investment income (loss) to
  average net assets (%)(a).............      .31       .53       .63     (.46)    (.35)     (.12)    (.38)    (.24)       --
Portfolio turnover rate (%).............       24        86         1       24       86         1       24       86         1

(a) Net investment income (loss) is net of expenses reimbursed by Manager.
(b) Total return does not reflect a sales charge.

(c) From 1997 to April 1999, total expenses include fees paid indirectly, if any, through an expense offset arrangement.

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34

                                                                                          CLASS A
                                                              ----------------------------------------------------------------
IVY CHINA REGION FUND                                                         for the years ended December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                1999         1998        1997        1996        1995
SELECTED PER SHARE DATA                                       ----------------------------------------------------------------
Net asset value, beginning of period........................   $  6.30      $  8.04     $ 10.30     $  8.58     $  8.61
                                                              ----------------------------------------------------------------
  Income (loss) from investment operations
  Net investment loss (a)...................................       .08          .13         .02(b)      .03         .14
  Net gains or losses on securities (both realized and
    unrealized).............................................      2.86        (1.78)      (2.28)(b)    1.74        (.01)
                                                              ----------------------------------------------------------------
  Total from investment operations..........................      2.94        (1.65)      (2.26)       1.77         .13
                                                              ----------------------------------------------------------------
  Less distributions
  Dividends
    From net investment income..............................       .08          .09          --         .03         .14
    In excess of net investment income......................        --           --          --         .02          --
  Distributions
    From capital gains......................................       .01           --          --          --          --
    In excess of capital gains..............................        --           --          --          --         .02
                                                              ----------------------------------------------------------------
    Total distributions.....................................       .09          .09          --         .05         .16
                                                              ----------------------------------------------------------------
Net asset value, end of period..............................   $  9.15      $  6.30     $  8.04     $ 10.30     $  8.58
                                                              ================================================================
Total return (%)(c).........................................     46.72       (20.56)     (21.94)      20.50        1.59
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................   $12,738      $ 9,061     $12,020     $15,290     $12,855
Ratio of expenses to average net assets (d)
  With expense reimbursement (%)............................      2.19         2.30        2.44        2.20        2.20
  Without expense reimbursement (%).........................      2.84         2.86        2.51        2.48        2.73
Ratio of net investment income to average net assets
  (%)(a)....................................................      1.01         1.60         .28         .32        1.61
Portfolio turnover rate (%).................................        23           56          20          22          25

--------------------------------------------------------------------------------

                                                                                          CLASS B
                                                              ----------------------------------------------------------------
                                                                              for the years ended December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                1999         1998        1997        1996        1995
SELECTED PER SHARE DATA                                       ----------------------------------------------------------------
Net asset value, beginning of period........................   $  6.24      $  7.96     $ 10.28     $  8.58     $  8.61
                                                              ----------------------------------------------------------------
  Income (loss) from investment operations
  Net investment income (loss) (a)..........................       .02          .05        (.04)(b)    (.04)        .08
  Net gains or losses on securities (both realized and
    unrealized).............................................      2.81        (1.73)      (2.28)(b)    1.74        (.02)
                                                              ----------------------------------------------------------------
  Total from investment operations..........................      2.83        (1.68)      (2.32)       1.70         .06
                                                              ----------------------------------------------------------------
  Less distributions
  Dividends
    From net investment income..............................       .02          .04          --          --         .08
    In excess of net investment income......................        --           --          --          --         .01
  Distributions from capital gains..........................       .01           --          --          --          --
                                                              ----------------------------------------------------------------
    Total distributions.....................................       .03          .04          --          --         .09
                                                              ----------------------------------------------------------------
Net asset value, end of period..............................   $  9.04      $  6.24     $  7.96     $ 10.28     $  8.58
                                                              ================================================================
Total return (%)(c).........................................     45.33       (21.04)     (22.57)      19.67         .83
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................   $ 7,508      $ 6,080     $ 7,893     $ 8,995     $ 6,905
Ratio of expenses to average net assets (d)
  With expense reimbursement (%)............................      2.97         3.08        3.17        2.95        2.95
  Without expense reimbursement (%).........................      3.62         3.64        3.24        3.23        3.48
Ratio of net investment income (loss) to average net assets
  (%)(a)....................................................       .24          .82        (.45)       (.43)        .86
Portfolio turnover rate (%).................................        23           56          20          22          25


-------------------------------------------------------------------------------------------------------------------------
                                                                                        CLASS C
IVY CHINA REGION FUND                                         -----------------------------------------------------------
                                                                                                      for the period
                                                                                                     April 30th, 1996
                                                                     for the years ended              (commencement)
                                                                        December 31,                 to December 31,
-------------------------------------------------------------------------------------------------------------------------
                                                                 1999        1998         1997             1996
SELECTED PER SHARE DATA                                        ----------------------------------------------------------
Net asset value, beginning of period........................   $  6.25      $  7.94      $10.24           $ 9.44
                                                               ----------------------------------------------------------
  Income (loss) from investment operations
  Net investment income (loss) (a)..........................       .02          .08        (.03)(b)           --
  Net gains or losses on securities (both realized and
    unrealized).............................................      2.82        (1.75)      (2.27)(b)          .89
                                                               ----------------------------------------------------------
  Total from investment operations..........................      2.84        (1.67)      (2.30)             .89
                                                               ----------------------------------------------------------
  Less distributions
  Dividends
    From net investment income..............................       .01          .02          --               --
    In excess of net investment income......................        --           --          --              .09
  Distributions from capital gains..........................       .01           --          --               --
                                                               ----------------------------------------------------------
    Total distributions.....................................       .02          .02          --              .09
                                                               ----------------------------------------------------------
Net asset value, end of period..............................   $  9.07      $  6.25      $ 7.94           $10.24
                                                               ==========================================================
Total return (%)............................................     45.41(c)    (21.02)(c)  (22.46)(c)         9.39(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................   $   776      $   704      $1,129           $  449
Ratio of expenses to average net assets (d)
  With expense reimbursement (%)............................      3.03         2.98        3.05             2.71(e)
  Without expense reimbursement (%).........................      3.68         3.54        3.12             2.99(e)
Ratio of net investment income (loss) to average net assets
  (%)(a)....................................................       .18          .92        (.33)            (.19)(e)
Portfolio turnover rate (%).................................        23           56          20               22

(a) Net investment income (loss) is net of expenses reimbursed by Manager.
(b) Based on average shares outstanding.
(c) Total return does not reflect a sales charge.
(d) Beginning in 1995, total expenses include fees paid indirectly, if any, through an expense offset arrangement.
(e) Annualized
(f) Total return represents aggregate total return and does not reflect a sales charge.

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36

IVY DEVELOPING MARKETS FUND                                                          CLASS A
                                                              -----------------------------------------------------
                                                                        for the years ended December 31,
-------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                         1999       1998      1997      1996      1995
                                                              -----------------------------------------------------
Net asset value, beginning of period........................   $  6.02    $  6.82   $ 10.12   $ 9.05    $ 8.64
                                                              -----------------------------------------------------
  Income (loss) from investment operations
  Net investment income (loss) (a)..........................       .01        .06       .01      (.02)      .01
  Net gains or losses on securities (both realized and
    unrealized).............................................      2.80       (.86)    (2.80)     1.09       .54
                                                              -----------------------------------------------------
  Total from investment operations..........................      2.81       (.80)    (2.79)     1.07       .55
                                                              -----------------------------------------------------
  Less distributions
    Dividends
      From net investment income............................       .01         --        --        --       .01
      In excess of net investment income....................        --         --       .01        --        --
    Distributions
      From capital gains....................................       .05         --       .30        --       .10
      In excess of capital gains............................        --         --       .20        --       .03
                                                              -----------------------------------------------------
    Total distributions.....................................       .06         --       .51        --       .14
                                                              -----------------------------------------------------
Net asset value, end of period..............................   $  8.77    $  6.02   $  6.82   $ 10.12   $  9.05
                                                              =====================================================
Total return (%)(c).........................................     46.70     (11.67)   (27.42)    11.83      6.40
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................   $ 5,652    $ 5,487   $ 8,584   $ 9,925   $ 3,435
Ratio of expenses to average net assets (d)
  With expense reimbursement (%)............................      2.30       2.18      2.31      2.45      2.55
  Without expense reimbursement (%).........................      3.28       3.47      2.39      2.82      7.18
Ratio of net investment income (loss) to average net assets
  (%)(a)....................................................       .13        .88       .09      (.23)      .24
Portfolio turnover rate (%).................................        37         47        42        27        14

--------------------------------------------------------------------------------

                                                                                     CLASS B
                                                              -----------------------------------------------------
                                                                        for the years ended December 31,
-------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                         1999       1998      1997      1996      1995
                                                              -----------------------------------------------------
Net asset value, beginning of period........................   $  5.93    $  6.77   $ 10.04    $ 9.05       $8.64
                                                              -----------------------------------------------------
  Income (loss) from investment operations
  Net investment (loss) income (a)..........................      (.04)       .01(b)   (.06)     (.06)(b)    (.02)
  Net gains or losses on securities (both realized and
    unrealized).............................................      2.76       (.85)(b) (2.76)     1.05(b)      .51
                                                              -----------------------------------------------------
  Total from investment operations..........................      2.72       (.84)    (2.82)      .99         .49
                                                              -----------------------------------------------------
  Less distributions
    Dividends in excess of net investment income............        --         --       .01        --          --
    Distributions
      From capital gains....................................       .02         --       .28        --         .08
      In excess of capital gains............................        --         --       .16        --          --
                                                              -----------------------------------------------------
    Total distributions.....................................       .02         --       .45        --         .08
                                                              -----------------------------------------------------
Net asset value, end of period..............................   $  8.63    $  5.93   $  6.77    $10.04       $9.05
                                                              =====================================================
Total return (%)(c).........................................     45.82     (12.35)   (27.93)    10.95        5.62
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................   $ 7,676    $ 6,145   $ 8,488    $6,269       $ 945
Ratio of expenses to average net assets (d)
  With expense reimbursement (%)............................      2.92       2.96      3.09      3.20        3.30
  Without expense reimbursement (%).........................      3.90       4.25      3.17      3.57        7.93
Ratio of net investment (loss) income to average net assets
  (%)(a)....................................................      (.49)       .10      (.69)     (.98)       (.51)
Portfolio turnover rate (%).................................        37         47        42        27          14

--------------------------------------------------------------------------------

                                                                                      CLASS C
IVY DEVELOPING MARKETS FUND                                   --------------------------------------------------------
                                                                                                   for the period
                                                                                                   April 30, 1996
                                                                    for the years ended            (commencement)
                                                                       December 31,                to December 31,
----------------------------------------------------------------------------------------------------------------------
                                                                1999        1998        1997            1996
SELECTED PER SHARE DATA                                       --------------------------------------------------------
Net asset value, beginning of period........................   $ 5.96      $ 6.79      $10.06          $ 9.89
                                                              --------------------------------------------------------
  Income (loss) from investment operations
  Net investment income (loss) (a)..........................     (.03)        .01(b)     (.07)           (.02)(b)
  Net gains or losses on securities (both realized and
    unrealized).............................................     2.76        (.84)(b)   (2.76)            .19(b)
                                                              --------------------------------------------------------
  Total from investment operations..........................     2.73        (.83)      (2.83)            .17
                                                              --------------------------------------------------------
  Less distributions
  Dividends in excess of net investment income..............       --          --         .01              --
  Distributions
    From capital gain.......................................      .02          --         .27              --
    In excess of capital gain...............................       --          --         .16              --
                                                              --------------------------------------------------------
  Total distributions.......................................      .02          --         .44              --
                                                              --------------------------------------------------------
Net asset value, end of period..............................   $ 8.67      $ 5.96      $ 6.79          $10.06
                                                              ========================================================
Total return (%)............................................    45.84(c)    12.16(c)   (28.01)(b)        2.73(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................   $3,474      $2,641      $2,420          $1,854
Ratio of expenses to average net assets
  With expense reimbursement (%)............................     2.85        2.96        3.12            3.16(f)
  Without expense reimbursement (%).........................     3.83        4.25        3.20            3.53(f)
Ratio of net investment income (loss) to average net assets
  (%)(a)....................................................     (.43)        .10        (.72)           (.94)(f)
Portfolio turnover rate (%).................................       37          47          42              27


(a) Net investment income (loss) is net of expenses reimbursed by Manager.
(b) Based on average shares outstanding.
(c) Total return does not reflect a sales charge.
(d) From 1995 to 1997, total expenses include fees paid indirectly through an expense offset arrangement.
(e) Total return represents aggregate total return and does not reflect a sales charge.
(f) Annualized

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
38

IVY EUROPEAN OPPORTUNITIES FUND                                   CLASS A            CLASS B             CLASS C
                                                              ------------------------------------------------------------
                                                               for the period     for the period      for the period
                                                                May 4, 1999        May 24, 1999      October 24, 1999
                                                               (commencement)     (commencement)      (commencement)
                                                              to December 31,    to December 31,     to December 31,
--------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                             1999               1999                1999
                                                              ------------------------------------------------------------
Net asset value, beginning of period........................      $ 10.01            $ 10.21             $ 11.57
                                                              ------------------------------------------------------------
  Income from investment operations
  Net investment loss(a)....................................           --               (.01)               (.01)
  Net gains on securities (both realized and unrealized)....        16.35              16.15                6.00
                                                              ------------------------------------------------------------
  Total from investment operations..........................        16.35              16.14                5.99
                                                              ------------------------------------------------------------
  Less distributions
  Dividends in excess of net investment income..............          .01                 --                 .01
  Distributions from capital gains..........................         9.22               9.22                 .42
                                                              ------------------------------------------------------------
    Total distributions.....................................         9.23               9.22                 .43
                                                              ------------------------------------------------------------
Net asset value, end of period..............................      $ 17.13            $ 17.13             $ 17.13
                                                              ============================================================
Total return (%)(b).........................................       215.58             209.41               51.80
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................      $13,932            $ 5,900             $ 8,076
Ratio of expenses to average net assets (%)(c)
  With expense reimbursement (%)............................         2.22               2.96                2.96
  Without expense reimbursement (%).........................         6.10               6.84                6.84
Ratio of net investment income (loss) to average net assets
  (%)(a)(c).................................................         (.15)              (.89)               (.89)
Portfolio turnover rate (%).................................          108                108                 108

(a) Net investment loss in net of expenses reimbursed by Manager.
(b) Total return represents aggregate return and does not reflect a sales charge.
(c) Annualized

                                                                              39
--------------------------------------------------------------------------------

                                                                                          CLASS A
                                                              ----------------------------------------------------------------
IVY GLOBAL FUND                                                               for the years ended December 31,
------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                         1999         1998        1997        1996        1995
                                                              ----------------------------------------------------------------
Net asset value, beginning of period........................   $ 11.32      $ 10.93     $ 13.17     $ 11.97     $ 11.23
                                                              ----------------------------------------------------------------
  Income (loss) from investment operations
  Net investment income.....................................       .01(a)       .02(a)      .08         .08         .09(a)
  Net gains or losses on securities (both realized and
    unrealized).............................................      2.98          .91       (1.23)       1.86        1.25
                                                              ----------------------------------------------------------------
  Total from investment operations..........................      2.99          .93       (1.15)       1.94        1.34
                                                              ----------------------------------------------------------------
  Less distributions
  Dividends
    From net investment income..............................        --           --         .05         .08         .04
    In excess of net investment income......................        --           --         .05         .18          --
  Distributions
    From capital gains......................................       .89          .54         .99         .48         .49
    In excess of capital gains..............................        --           --          --          --         .07
                                                              ----------------------------------------------------------------
  Total distributions.......................................       .89          .54        1.09         .74         .60
                                                              ----------------------------------------------------------------
Net asset value, end of period..............................   $ 13.42      $ 11.32     $ 10.93     $ 13.17     $ 11.97
                                                              ================================================================
Total return (%)(b).........................................     26.51         8.59       (8.72)      16.21       12.08
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................   $11,828      $14,660     $19,692     $24,152     $21,264
Ratio of expenses to average net assets
  With expense reimbursement (%)............................      2.17         2.18          --          --        2.20
  Without expense reimbursement (%).........................      2.77         2.54        2.07        2.18        2.46
Ratio of net investment income to average net assets (%)....       .09(a)       .16(a)      .58         .58         .71(a)
Portfolio turnover rate (%).................................        50           17          45          43          53

--------------------------------------------------------------------------------

                                                                                          CLASS B
                                                              ----------------------------------------------------------------
                                                                              for the years ended December 31,
------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                         1999         1998        1997        1996        1995
                                                              ----------------------------------------------------------------
Net asset value, beginning of period........................   $ 11.99      $ 10.90     $ 13.12     $ 11.97     $ 11.23
                                                              ----------------------------------------------------------------
  Income (loss) from investment operations
  Net investment loss.......................................      (.10)(a)     (.09)(a)    (.02)       (.02)         --(a)
  Net gains or losses on securities (both realized and
    unrealized).............................................      2.14          .92       (1.20)       1.85        1.25
                                                              ----------------------------------------------------------------
  Total from investment operations..........................      2.04          .83       (1.22)       1.83        1.25
                                                              ----------------------------------------------------------------
  Less distributions
  Dividends
    From net investment income..............................        --           --         .05          --          --
    In excess of net investment income......................        --           --         .05         .20          --
  Distributions
    From capital gains......................................       .89          .54         .90         .48         .45
    In excess of capital gains..............................        --           --          --          --         .06
                                                              ----------------------------------------------------------------
  Total distributions.......................................       .89          .54        1.00         .68         .51
                                                              ----------------------------------------------------------------
Net asset value, end of period..............................   $ 13.14      $ 11.19     $ 10.90     $ 13.12     $ 11.97
                                                              ================================================================
Total return (%)(b).........................................     25.31         7.69       (9.33)      15.30       11.25
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................   $ 7,316      $ 7,495     $10,056     $ 8,968     $ 4,811
Ratio of expenses to average net assets
  With expense reimbursement (%)............................      2.99         2.97          --          --        2.95
  Without expense reimbursement (%).........................      3.59         3.33        2.82        2.94        3.21
Ratio of net investment loss to average net assets (%)......      (.72)(a)     (.63)(a)    (.18)       (.17)       (.04)(a)
Portfolio turnover rate (%).................................        50           17          45          43          53

[IVY LEAF LOGO]
--------------------------------------------------------------------------------

40

                                                                                       CLASS C
IVY GLOBAL FUND                                               ---------------------------------------------------------
                                                                                                    for the period
                                                                                                   April 30th, 1996
                                                                    for the years ended             (commencement)
                                                                       December 31,                to December 31,
-----------------------------------------------------------------------------------------------------------------------
                                                                1999        1998        1997             1996
SELECTED PER SHARE DATA                                       ---------------------------------------------------------
Net asset value, beginning of period........................   $10.90      $10.67      $12.94           $13.31
                                                              ---------------------------------------------------------
  Income (loss) from investment operations
  Net investment loss.......................................     (.16)(a)    (.16)(a)    (.02)            (.01)
  Net gains or losses on securities (both realized and
    unrealized).............................................     2.90         .93       (1.24)             .42
                                                              ---------------------------------------------------------
  Total from investment operations..........................     2.74         .77       (1.26)             .41
                                                              ---------------------------------------------------------
  Less distributions
  Dividends
    From net investment income..............................       --          --         .05               --
    In excess of net investment income......................       --          --         .05              .30
  Distributions from capital gain...........................      .89         .54         .91              .48
                                                              ---------------------------------------------------------
  Total distributions.......................................      .89         .54        1.01              .78
                                                              ---------------------------------------------------------
Net asset value, end of period..............................   $12.75      $10.90      $10.67           $12.94
                                                              =========================================================
Total return (%)............................................    25.24(b)     7.30(b)    (9.72)(b)         3.07(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................   $  267      $  428      $  727           $   71
Ratio of expenses to average net assets
  With expense reimbursement (%)............................     3.23        3.30          --               --
  Without expense reimbursement (%).........................     3.83        3.66        2.82             3.77(d)
Ratio of net investment loss to average net assets (%)......     (.96)(a)    (.96)(a)    (.18)           (1.01)(d)
Portfolio turnover rate (%).................................       50          17          45               43

(a) Net investment income (loss) is net of expenses reimbursed by Manager.
(b) Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d) Annualized

--------------------------------------------------------------------------------

                                                                              41

                                                  CLASS A                      CLASS B                     CLASS C
IVY GLOBAL NATURAL                       ---------------------------------------------------------------------------------------
RESOURCES FUND                                                      for the years ended December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                          1999      1998      1997     1999     1998      1997     1999     1998      1997
SELECTED PER SHARE DATA                  ---------------------------------------------------------------------------------------
Net asset value, beginning of period...  $  6.32   $  9.01   $10.00   $ 6.27   $  9.00   $10.00   $ 6.21   $  9.00   $10.00
  Income (loss) from investment
    operations
  Net investment income (loss)(a)......       --(b)    .03     (.11)    (0.4)(b)  (.04)    (.15)    (.04)(b)  (.14)    (.17)
  Net gains or losses on securities
    (both realized and unrealized).....     2.59(b)  (2.68)     .70     2.54(b)  (2.65)     .68     2.46(b)  (2.61)     .68
                                         --------------------------------------------------------------------------------------
  Total from investment operations.....     2.59     (2.65)     .59     2.50     (2.69)     .53     2.42     (2.75)     .51
                                         --------------------------------------------------------------------------------------
  Less distributions
  Dividends in excess of net investment
    income.............................       --       .04      .22       --       .04      .17       --       .04      .15
  Distributions........................
    From capital gains.................       --        --     1.08       --        --     1.08       --        --     1.08
    In excess of capital gains.........       --        --      .28       --        --      .28       --        --      .28
                                         --------------------------------------------------------------------------------------
    Total distributions................       --       .04     1.58       --       .04     1.53       --       .04     1.51
                                         --------------------------------------------------------------------------------------
Net asset value, end of period.........  $  8.91   $  6.32   $ 9.01   $ 8.77   $  6.27   $ 9.00   $ 8.63   $  6.21   $ 9.00
                                         ======================================================================================
Total return (%)(c)....................    40.98    (29.35)    6.95    39.87    (29.82)    6.28    38.97    (30.49)    6.08
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................  $ 5,823   $ 1,345   $3,907   $2,520   $ 1,320   $2,706   $  472   $    41   $  124
Ratio of expenses to average net assets
  With expense reimbursement (%).......     2.16      2.22     2.10     2.71      2.90     2.86     2.73      3.57     3.08
  Without expense reimbursement (%)....     4.53      5.75     2.88     5.08      6.43     3.64     5.10      7.10     3.86
Ratio of net investment income (loss)
  to average net assets (%)(a).........      .02       .29    (1.10)    (.53)     (.39)   (1.86)    (.55)    (1.06)   (2.08)
Portfolio turnover rate (%)............      157        98      199      157        98      199      157        98      199

(a) Net investment income (loss) is net of expenses reimbursed by Manager.
(b) Based on average shares outstanding.
(c) Total return does not reflect a sales charge.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
42

                                                                                        CLASS A
IVY GLOBAL SCIENCE &                                          ------------------------------------------------------------
TECHNOLOGY FUND                                                                                       for the period
                                                                                                       July 22, 1996
                                                                     for the years ended              (commencement)
                                                                        December 31,                  to December 31,
--------------------------------------------------------------------------------------------------------------------------
                                                                1999         1998        1997              1996
SELECTED PER SHARE DATA                                        -----------------------------------------------------------
Net asset value, beginning of period........................   $ 23.63      $ 17.47     $ 16.40           $10.00
 Income from investment operations
 Net investment loss........................................      (.43)        (.36)(a)    (.31)(a)         (.06)(b)
 Net gains on securities (both realized and unrealized).....     29.27         6.52(a)     1.38(a)          6.49
                                                               -----------------------------------------------------------
 Total from investment operations...........................     28.84         6.16        1.07             6.43
                                                               -----------------------------------------------------------
 Less distributions
 Distributions from capital gains...........................      3.57           --          --              .03
                                                               -----------------------------------------------------------
   Total distributions......................................      3.57           --          --              .03
                                                               -----------------------------------------------------------
Net asset value, end of period..............................   $ 48.90      $ 23.63     $ 17.47           $16.40
                                                               ===========================================================
Total return (%)............................................    122.56(c)     35.26(c)     6.53(c)         64.34(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................   $41,516      $17,888     $12,159           $8,324
Ratio of expenses to average net assets
 With expense reimbursement (%).............................        --           --          --             2.19(e)
 Without expense reimbursement (%)..........................      1.98         2.16        2.11             2.90(e)
Ratio of net investment loss to average net assets (%)......      (180)       (1.88)      (1.91)           (2.18)(b)(e)
Portfolio turnover rate (%).................................        62           73          54               23

--------------------------------------------------------------------------------

                                                      CLASS B                                      CLASS C
                              ---------------------------------------------------------------------------------------
                                                                      for the period
                                                                       July 22, 1996
                                   for the years ended                (commencement)         for the years ended
                                       December 31,                   to December 31,           December 31,
SELECTED PER                  ---------------------------------------------------------------------------------------
SHARE DATA                     1999      1998         1997                 1996          1999       1998       1997
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period..................  $ 23.31   $ 17.37      $ 16.44              $ 10.00       $ 23.38    $ 17.40    $ 16.46
 Income from investment
   operations
 Net investment loss........     (.62)     (.50)(a)     (.32)(a)             (.06)(b)      (.70)      (.48)(a)    (.42)(a)
 Net gains on securities
   (both realized and
   unrealized)..............    28.67      6.44(a)      1.25(a)              6.52         28.87       6.46(a)    1.36(a)
                              -------------------------------------------------------------------------------------------
 Total from investment
   operations...............    28.05      5.94          .93                 6.46         28.17       5.98        .94
                              -------------------------------------------------------------------------------------------
 Less distributions
 Distributions from capital
   gains....................     3.39        --           --                  .02          3.36         --         --
                              -------------------------------------------------------------------------------------------
   Total distributions......     3.39        --           --                  .02          3.36         --         --
                              -------------------------------------------------------------------------------------------
Net asset value, end of
 period.....................    47.87   $ 23.31      $ 17.73              $ 16.44       $ 48.19    $ 23.38    $ 17.40
                              ===========================================================================================
Total return (%)............   120.82(c)  34.20(c)      5.66(c)             64.59(d)     120.98(c)   34.37(c)    5.71(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
 (in thousands).............  $35,879   $10,197      $ 8,577              $ 3,425        18,769    $ 8,431    $ 6,348
Ratio of expenses to average
 net assets
 With expense reimbursement
   (%)......................       --        --           --                 2.99(e)         --         --         --
 Without expense
   reimbursement (%)........     2.74      2.95         2.92                 3.70(e)       2.68       2.84       2.85
Ratio of net investment loss
 to average net assets
 (%)........................    (2.55)    (2.67)       (2.72)               (2.98)(b)(e)  (2.49)     (2.56)     (2.65)
Portfolio turnover rate
 (%)........................       62        73           54                   23            62         73         54


                              ---------------
                              for the period
                               July 22, 1996
                              (commencement)
                              to December 31,
SELECTED PER                  ---------------
SHARE DATA                         1996
----------------------------  ---------------
Net asset value, beginning
 of period..................      $ 10.00
 Income from investment
   operations
 Net investment loss........         (.05)(b)
 Net gains on securities
   (both realized and
   unrealized)..............         6.53
                              ---------------
 Total from investment
   operations...............         6.48
                              ---------------
 Less distributions
 Distributions from capital
   gains....................          .02
                              ---------------
   Total distributions......          .02
                              ---------------
Net asset value, end of
 period.....................      $ 16.46
                              ===============
Total return (%)............        64.84(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
 (in thousands).............      $ 2,106
Ratio of expenses to average
 net assets
 With expense reimbursement
   (%)......................         2.95(e)
 Without expense
   reimbursement (%)........         3.66(e)
Ratio of net investment loss
 to average net assets
 (%)........................        (2.94)(b)(e)
Portfolio turnover rate
 (%)........................           23

   (a) Based on average shares outstanding.
   (b) Net investment loss is net of expenses reimbursed by Manager.
   (c) Total return does not reflect a sales charge.
   (d) Total return represents aggregate total return and does not reflect a sales charge.
   (e) Annualized

--------------------------------------------------------------------------------

                                                                                    CLASS A
IVY INTERNATIONAL FUND II                                     ---------------------------------------------------
                                                                                            for the period
                                                                      for the                May 13, 1997
                                                                    years ended             (commencement)
                                                                    December 31,            to December 31,
-----------------------------------------------------------------------------------------------------------------
                                                                1999          1998               1997
SELECTED PER SHARE DATA                                       ---------------------------------------------------
Net asset value, beginning of period........................   $  9.48      $  8.98             $ 10.01
                                                              ---------------------------------------------------
  Income (loss) from investment operations
  Net investment income (a).................................       .09          .08                  --(b)
  Net gains or losses on securities (both realized and
    unrealized).............................................      2.54          .52               (1.03)(b)
                                                              ---------------------------------------------------
  Total from investment operations..........................      2.63          .60               (1.03)
                                                              ---------------------------------------------------
  Less distributions
  Dividends from net investment income......................       .10          .08                  --
  Distributions from capital gains..........................       .02          .02                  --
                                                              ---------------------------------------------------
    Total distributions.....................................       .12          .10                  --
                                                              ---------------------------------------------------
Net asset value, end of period..............................   $ 11.99      $  9.48             $  8.98
                                                              ===================================================
Total return (%)............................................     27.79(c)      6.63(c)           (10.29)(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................   $32,624      $24,993             $16,202
Ratio of expenses to average net assets
  With expense reimbursement (%)............................      1.72         1.74                1.80(e)
  Without expense reimbursement (%).........................      1.87         1.88                2.11(e)
Ratio of net investment income to average net assets
  (%)(a)....................................................       .92          .80                 .12(e)
Portfolio turnover rate (%).................................        21           16                  10

--------------------------------------------------------------------------------

                                                       CLASS B                      CLASS C
                                         -----------------------------------------------------------------------------
                                                             for the period                        for the period
                                              for the         May 13, 1997          for the         May 13, 1997
                                            years ended      (commencement)       years ended      (commencement)
                                           December 31,      to December 31,     December 31,      to December 31,
----------------------------------------------------------------------------------------------------------------------
                                          1999      1998          1997          1999      1998          1997
SELECTED PER SHARE DATA                  -----------------------------------------------------------------------------
Net asset value, beginning of period...  $  9.42   $  8.93       $ 10.01       $  9.42   $  8.93       $ 10.01
                                         -----------------------------------------------------------------------------
  Income (loss) from investment
    operations
  Net investment income (loss) (a).....      .01       .01          (.02)(b)       .02       .01          (.02)(b)
  Net gains or losses on securities
    (both realized and unrealized).....     2.51       .51         (1.06)(b)      2.51       .51         (1.06)(b)
                                         -----------------------------------------------------------------------------
  Total from investment operations.....     2.52       .52         (1.08)         2.53       .52         (1.08)
                                         -----------------------------------------------------------------------------
  Less distributions
  Dividends from net investment
    income.............................      .01       .01            --           .01       .01            --
  Distributions from capital gains.....      .02       .02            --           .02       .02            --
                                         -----------------------------------------------------------------------------
    Total distributions................      .03       .03            --           .03       .03            --
                                         -----------------------------------------------------------------------------
Net asset value, end of period.........  $ 11.91   $  9.42       $  8.93       $ 11.92   $  9.42       $  8.93
                                         =============================================================================
Total return (%).......................    26.81(c)   5.84(c)     (10.29)(d)     26.91(c)   5.79(c)     (10.79)(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................  $95,363   $80,938       $53,652       $43,995   $40,408       $27,074
Ratio of expenses to average net assets
  With expense reimbursement (%).......     2.51      2.49          2.63(e)       2.49      2.52          2.63(e)
  Without expense reimbursement (%)....     2.66      2.63          2.94(e)       2.64      2.66          2.94(e)
Ratio of net investment income (loss)
  to average net assets (%)(a).........      .12       .05          (.71)(e)       .14       .03          (.71)(e)
Portfolio turnover rate (%)............       21        16            10            21        16            10

(a) Net investment income (loss) is net of expenses reimbursed by Manager.
(b) Based on average shares outstanding.
(c) Total return does not reflect a sales charge.
(d) Total return represents aggregate total return and does not reflect a sales charge.
(e) Annualized

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
44

                                                     CLASS A                     CLASS B                    CLASS C
IVY INTERNATIONAL SMALL                      ------------------------------------------------------------------------------------
COMPANIES FUND                                                      for the years ended December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                              1999     1998     1997     1999     1998     1997      1999     1998     1997
SELECTED PER SHARE DATA                      ------------------------------------------------------------------------------------
Net asset value, beginning of period......   $ 8.95    $8.66   $10.00   $ 8.92   $ 8.63   $ 10.00   $ 8.97   $ 8.65   $10.00
                                             ------------------------------------------------------------------------------------
  Income (loss) from investment operations
  Net investment (loss) income (a)........     (.05)     .04     (.01)    (.13)    (.03)     (.05)    (.12)    (.03)    (.06)
  Net gains or losses on securities (both
    realized and unrealized)..............     3.58      .41    (1.24)    3.54      .41     (1.27)    3.56      .42    (1.25)
                                             ------------------------------------------------------------------------------------
  Total from investment operations........     3.53      .45    (1.25)    3.41      .38     (1.32)    3.44      .39    (1.31)
                                             ------------------------------------------------------------------------------------
  Less distributions
  Dividends in excess of net investment
    income................................       --      .15       --       --      .08        --       --      .06       --
  Distributions from capital gains........      .03      .01      .09      .03      .01       .05      .03      .01      .04
                                             ------------------------------------------------------------------------------------
    Total distributions...................      .03      .16      .09      .03      .09       .05      .03      .07      .04
                                             ------------------------------------------------------------------------------------
Net asset value, end of period............   $12.45    $8.95   $ 8.66   $12.30   $ 8.92   $  8.63   $12.38   $ 8.97   $ 8.65
                                             ====================================================================================
Total return (%)(b).......................    39.45     5.24   (12.52)   38.24     4.46    (13.19)   38.36     4.55   (13.14)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..............................   $1,069    $ 980   $  992   $1,238   $1,027   $ 1,007   $1,196   $1,125   $1,574
Ratio of expenses to average net assets
  (c)
  With expense reimbursement (%)..........     2.33     2.47     2.50     3.10     3.24      3.31     3.04     3.16     3.23
  Without expense reimbursement (%).......     8.56     6.38     4.87     9.33     7.15      5.68     9.27     7.07     5.60
Ratio of net investment (loss) income to
  average net assets (%)(a)...............     (.47)     .39     (.11)   (1.23)    (.38)     (.91)   (1.18)    (.30)    (.83)
Portfolio turnover rate (%)...............       98       18       10       98       18        10       98       18       10

(a) Net investment (loss) income is net of expenses reimbursed by Manager.
(b) Total return does not reflect a sales charge.
(c) Total expenses include fees paid indirectly, if any, through an expense offset arrangement.

                                                    Account
                                                    Application

                                                    FUND USE ONLY

                                                    ___________________
                                                    Account Number

                                                    ___________________
                                                    Dealer/Branch/Rep

                                                    ___________________
                                                    Account Type/Soc Cd

[IVY FUNDS LOGO]

        Please mail applications and checks to:
        Ivy Mackenzie Services Corp.,
        P.O. Box 3022, Boca Raton, Florida 33431-0922
        This application should not be used for retirement accounts for which Ivy Fund (IBT) is custodian.

  1    REGISTRATION

       Name
            ____________________________________________________________________

            ____________________________________________________________________

            ____________________________________________________________________

       Address__________________________________________________________________

       City_____________________________   State_______________ Zip_____________

       Phone # (day) (____) ____________   Phone # (evening) (____) ____________


         __  Individual          __ UGMA/UTMA            __ Sole proprietor
         __  Joint tenant        __ Corporation          __ Trust
         __  Estate              __ Partnership          __ Other ______________

         Date of trust_____________________________  Minor's state of residence_____________________________


  2    TAX I.D.


         Citizenship:     __ U.S.     __ Other (please specify): __________

                            -   -                                       -
       Social security # ___ ___ _____   or   Tax identification # _____________


        Under penalties of perjury, I certify by signing in Section 8 that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because:
        (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.)

  3    DEALER INFORMATION

        The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

       Dealer name _____________________________________________________________

       Branch office address ___________________________________________________

       City ____________________________ State _________________ Zip ___________

       Representative's name ___________________________________________________


       Representative's # ________________ Representative's phone # ____________

       Authorized signature of dealer __________________________________________

  4    INVESTMENTS

        A. Enclosed is my check ($1,000 minimum) for $ __________ made payable to the appropriate fund. Please invest it in: ___ Class A ___ Class B
        ___ Class C ___ Class I shares ("*" Funds only) of the following fund(s):


         $ _____________ Ivy Asia Pacific Fund                 $ _____________ Ivy Global Natural Resources Fund
         $ _____________ Ivy China Region Fund                 $ _____________ Ivy Global Science & Technology  Fund*
         $ _____________ Ivy Developing Markets Fund           $ _____________ Ivy International Fund II*
         $ _____________ Ivy European Opportunities Fund*      $ _____________ Ivy International Small Companies Fund*
         $ _____________ Ivy Global Fund


       B. I qualify for a reduction or elimination of the sales charge due to the following privilege (applies only to Class A shares):

          ___ New Letter of Intent (if ROA or 90-day backdate privilege is applicable, provide account(s) information below.)
          ___ ROA with the account(s) listed below.
          ___ Existing Letter of Intent with the account(s) listed below.

           Fund name:_________________________________  Fund name: _________________________________

           Account #:_________________________________  Account #: _________________________________


        If establishing a Letter of Intent, you will need to purchase Class A shares over a 13-month period in accordance with the provisions in the Prospectus. The aggregate amount of these purchases will be at least equal to the amount indicated below (see Prospectus for minimum amount required for reduced sales charges).

       ___ $50,000    ___ $100,000    ___ $250,000    ___ $500,000

       C. FOR DEALER USE ONLY

         Confirmed trade orders:   __________________   __________________   __________________
                                     Confirm Number      Number of Shares        Trade Date

  5   DISTRIBUTION OPTIONS

      I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

      A. ___ Reinvest all dividends and capital gains into additional shares of the same class of a different Ivy fund account.

             Fund name: ____________________________________________________
             Account #: ____________________________________________________

      B. ___ Pay all dividends in cash and reinvest capital gains into additional shares of the same class in this account or a different Ivy fund account.

             Fund name: ____________________________________________________
             Account #: ____________________________________________________

      C. ___ Pay all dividends and capital gains in cash.

      I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN B OR C ABOVE, BE SENT
      TO:       _____ the address listed in the registration
                _____ the special payee listed in Section 7A (by mail)
                _____ the special payee listed in Section 7B (by EFT)


  6   OPTIONAL SPECIAL FEATURES

      A. AUTOMATIC INVESTMENT METHOD (AIM)

      ___ I wish to have my bank account listed in section 7B automatically debited via EFT on a predetermined frequency and invested into my Ivy Fund account listed below.

        1. Withdraw $___ for each time period indicated below and invest my bank proceeds into the following Ivy fund:

           Fund name: _______________________________________________________
           Share class:   __ Class A  __ Class B  __ Class C
           Account #: _______________________________________________________
        2. Debit my bank account:
           ___ Annually (on the ___ day of the month of
           _______________________).
           ___ Semiannually (on the ___ day of the months of
             ___ and ___).
           ___ Quarterly (on the ___ day of the first/second/third
             month of each calendar quarter).               (CIRCLE ONE)
           ___ Monthly*___ once per month on the ___ day
                       ___ twice per month on the ____ days
                       ___ 3 times per month on the ____ days
                       ___ 4 times per month on the ____ days

      B. SYSTEMATIC WITHDRAWAL PLANS (SWP)**

      ___ I wish to have my Ivy Fund account automatically debited on a predetermined frequency and the proceeds sent to me per my instructions below.

        1. Withdraw ($50 minimum) $_____ for each time period indicated below from the following Ivy Fund account:

           Fund name: ____________________________________________________

           Share class:   __ Class A  __ Class B  __ Class C

           Account #: ____________________________________________________

        2. Withdraw from my Ivy Fund account:
           ___ Annually (on the ____ day of the month of
               ____________).
           ___ Semiannually (on the _____ day of the months of
               ________ and ______).
           ___ Quarterly (on the _____ day of the first/second/third
                month of each calendar quarter.                (CIRCLE ONE)
           ___ Monthly* ___ once per month on the ___ day
                        ___ twice per month on the ____ days
                        ___ 3 times per month on the ____ days
                        ___ 4 times per month on the ____ days

        3. I request the withdrawal proceeds be:
           ___ sent to the address listed in the registration
           ___ sent to the special payee listed in section 7A or 7B.
           ___ invested into additional shares of the same class of a different Ivy fund:

           Fund name: ____________________________________________________

           Account #: ____________________________________________________

      Note: A minimum balance of $5,000 is required to establish a SWP.

      6. OPTIONAL SPECIAL FEATURES (CONT.)

      C. FEDERAL FUNDS WIRE
         FOR REDEMPTION PROCEEDS**    ___ yes    ___ no

      By checking "yes" immediately above, I authorize IMSC to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (COMPLETE SECTION 7B).

      D. TELEPHONE EXCHANGES**    ___ yes    ___ no

      By checking "yes" immediately above, I authorize exchanges by telephone among the Ivy funds upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

      If neither box is checked, the telephone exchange privilege will be provided automatically.

      E. TELEPHONIC REDEMPTIONS**    ___ yes    ___ no

      By checking "yes" immediately above, the Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

      If neither box is checked, the telephone redemption privilege will be provided automatically.

      * There must be a period of at least seven calendar days between each investment (AIM)/withdrawal (SWP) period.
      ** This option may not be used if shares are issued in certificate form.

  7   SPECIAL PAYEE

      A. MAILING ADDRESS: Please send all disbursements to this payee:

      Name of bank or individual ___________________________________________
      Account # (if applicable) ____________________________________________
      Street _______________________________________________________________
      City ______________________________State ____________________Zip _____
      B. FED WIRE/EFT INFORMATION

      Financial institution ________________________________________________
      ABA # ________________________________________________________________
      Account # ____________________________________________________________
      Street _______________________________________________________________
      City ______________________________State ____________________Zip _____
                           (PLEASE ATTACH A VOIDED CHECK.)

  8   SIGNATURES

      Investors should be aware that the failure to check the "No" under Section 6D or 6E above means that the Telephone Exchange/ Redemption Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "How to exchange shares" and "How to redeem shares" in the Prospectus for more information on these privileges.
          I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in
      Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.
          THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

      ________________________________________     _________________________
      Signature of Owner, Custodian, Trustee or    Date
      Corporate Officer

      ________________________________________     __________________________
      Signature of Joint Owner, Co-Trustee or      Date
      Corporate Officer

                          (Remember to sign Section 8)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     -- QUOTRON SYMBOLS AND CUSIP NUMBERS


---------------------------------------------------------------------------------------------------
                         FUND                                 SYMBOL                CUSIP
---------------------------------------------------------------------------------------------------
Ivy Asia Pacific Fund Class A                                 IAPAX               465897494
Ivy Asia Pacific Fund Class B                                 IAPBX               465897486
Ivy Asia Pacific Fund Class C                                 IAPCX               465897478

Ivy China Region Fund Class A                                 IVCRX               465897866
Ivy China Region Fund Class B                                 ICRBX               465897858
Ivy China Region Fund Class C                                 ICRCX               465897643

Ivy Developing Markets Fund Class A                           IVCAX               465897841
Ivy Developing Markets Fund Class B                           IVCBX               465897833
Ivy Developing Markets Fund Class C                           IVCCX               465897569

Ivy European Opportunities Fund Class A                       IEOAX               465898815
Ivy European Opportunities Fund Class B                       IEOBX               465898823
Ivy European Opportunities Fund Class C                       IEOCX               465898831
Ivy European Opportunities Fund Class I                         *                 465898849

Ivy Global Fund Class A                                       MCGLX               465897742
Ivy Global Fund Class B                                       IVGBX               465897734
Ivy Global Fund Class C                                       IVGCX               465897593

Ivy Global Natural Resources Fund Class A                     IGNAX               465897429
Ivy Global Natural Resources Fund Class B                     IGNBX               465897411
Ivy Global Natural Resources Fund Class C                     IGNCX               465897395

Ivy Global Science & Technology Fund Class A                  IVTAX               465897544
Ivy Global Science & Technology Fund Class B                  IVTBX               465897536
Ivy Global Science & Technology Fund Class C                  IVTCX               465897528
Ivy Global Science & Technology Fund Class I                  IVSIX               465897510

Ivy International Fund II Class A                             IVIAX               465897353
Ivy International Fund II Class B                             IIFBX               465897346
Ivy International Fund II Class C                             IVIFX               465897338
Ivy International Fund II Class I                               *                 465897320

Ivy International Small Companies Fund Class A                IYSAX               465897460
Ivy International Small Companies Fund Class B                IYSBX               465897452
Ivy International Small Companies Fund Class C                IYSCX               465897445
Ivy International Small Companies Fund Class I                IYSIX               465897437
---------------------------------------------------------------------------------------------------


* Symbol not assigned as of this printing.

(Ivy Funds Logo)

        -- HOW TO RECEIVE MORE
           INFORMATION ABOUT THE FUNDS


         Additional information about the Funds and their investments is contained in the Funds' Statement of Additional Information dated May 1, 2000, as supplemented on July 26, 2000 (the "SAI"), which is incorporated by reference into this Prospectus, and each Fund's annual and semiannual reports to shareholders. Each Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI and each Fund's annual and semiannual reports are available upon request and without charge from the Distributor at the following address and phone number:


         Ivy Mackenzie Distributors, Inc.
         Via Mizner Financial Plaza
         700 South Federal Highway, Ste. 300
         Boca Raton, FL 33432
         800.456.5111

         Information about the Funds (including the SAI and the annual and semiannual reports) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (please call 1-202-942-8090 for further details). Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet Website (www.sec.gov), and copies of this information may be obtained, upon payment of a copying fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-6009.

         Investment Company Act File No. 811-1028


01INTLX0700


          -- SHAREHOLDER
             INQUIRIES

             Please call
             Ivy Mackenzie
             Services Corp.,
             the Funds' transfer agent,
             regarding any other
             inquiries about the Funds
             at 800.777.6472,
             e-mail us at
             acctinfo@ivyfunds.com
             or visit our website at
             www.ivyfunds.com.

                                [Ivy Funds Logo]


May 1, 2000, as supplemented on July 26, 2000   INTERNATIONAL EQUITY FUNDS
ADVISOR CLASS SHARES


                                                    This is your prospectus from
                                                    IVY MACKENZIE
                                                    DISTRIBUTORS, INC.
                                                    Via Mizner Financial Plaza
                                                    700 South Federal Highway
                                                    Boca Raton, Florida 33432
                                                    800.456.5111

    IVY ASIA PACIFIC FUND
    IVY CHINA REGION FUND
    IVY DEVELOPING MARKETS FUND
    IVY EUROPEAN OPPORTUNITIES FUND
    IVY GLOBAL FUND
    IVY GLOBAL NATURAL RESOURCES FUND
    IVY GLOBAL SCIENCE & TECHNOLOGY FUND
    IVY INTERNATIONAL FUND II

    IVY INTERNATIONAL SMALL COMPANIES FUND



                     Ivy Fund is a registered open-end investment company consisting of 18 separate portfolios. This Prospectus relates to the Advisor Class shares of the nine funds listed above (the "Funds"). The Funds also offer Class A, Class B and Class C shares (and Class I shares in the case of Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund II and Ivy International Small Companies Fund), which are described in a separate prospectus.

                     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

                     Investments in the Funds are not deposits of any bank and are not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


    --   CONTENTS

     2   Ivy Asia Pacific Fund

     4   Ivy China Region Fund

     6   Ivy Developing Markets Fund

     8   Ivy European Opportunities Fund

    10   Ivy Global Fund

    12   Ivy Global Natural Resources Fund

    14   Ivy Global Science & Technology Fund

    16   Ivy International Fund II

    18   Ivy International Small Companies Fund

    20   Additional information
         about principal investment
         strategies and risks

    25   Management

    27   Shareholder information



    31   Financial highlights



    41   Account application


             OFFICERS
             Keith J. Carlson, Chairman
             James W. Broadfoot, President
             C. William Ferris, Secretary/Treasurer
             LEGAL COUNSEL
             Dechert Price & Rhoads
             Boston, Massachusetts
             CUSTODIAN                                        AUDITORS
             Brown Brothers Harriman & Co.                    PricewaterhouseCoopers LLP
             Boston, Massachusetts                            Fort Lauderdale, Florida
             TRANSFER AGENT                                   INVESTMENT MANAGER
             Ivy Mackenzie Services Corp.                     Ivy Management, Inc.
             PO Box 3022                                      700 South Federal Highway, Ste. 300
             Boca Raton, Florida 33431-0922                   Boca Raton, Florida 33432
             800.777.6472                                     800.456.5111

                                                            [IVY MACKENZIE LOGO]

(GLOBE ARTWORK)

2

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY ASIA PACIFIC FUND
--------------------------------------------------------------------------------

-------------------------------

IVY ASIA
PACIFIC FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in equity securities (including common stock, preferred stock and securities convertible into common stock) issued in Asia-Pacific countries, which include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam.


The Fund's management team uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.


-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the securities markets of many Asia-Pacific countries fall into this category, the Fund is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: Investing in the Asia-Pacific region involves special risks beyond those described above. For example, certain Asia-Pacific countries may be vulnerable to trade barriers and other protectionist measures that could have an adverse effect on the value of the Fund's portfolio. The limited size of the markets for some Asia-Pacific securities can also make them more susceptible to investor perceptions which can impact their value and liquidity.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on January 1, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     Since Advisor Class shares have been outstanding for less than one year, the information presented below relates to the Fund's Class A shares exclusive of any applicable sales charges. The performance for Advisor Class shares would have been substantially similar to that of Class A shares, because all Fund shares are invested in the same portfolio of securities. Any differences in the returns for the Fund's Class A and Advisor Class shares would result from variations in their respective expense structures.

      ANNUAL TOTAL RETURNS                   for the years ending
      FOR CLASS A SHARES*                    December 31
      -------------------------------------------------------------

            (39.58%)             (6.86%)            45.10%
      ---------------------------------------------------------

               97                   98                99
                                Year

Best quarter Q4 '98: 43.90%
Worst quarter Q2 '98: (34.21%)

     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower.

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS                        December 31, 1999
      -----------------------------------------------------------

                                                      MSCI FAR
                                                     EAST FREE
                                                     (EX-JAPAN)
                                          CLASS A      INDEX
      ---------------------------------------------------------
      Past year.........................   36.76%      59.40%
      Since inception(*)................   (8.38%)     (6.98%)

     * The inception date for Class A shares was January 1, 1997. Index performance is calculated from December 31, 1996.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)....................................    none
Maximum deferred sales charge (load) (as a
percentage of purchase price).............    none
Maximum sales charge (load) imposed on
reinvested dividends......................    none
Redemption fee(1).........................   2.00%
Exchange fee..............................    none

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

Management fees...........................   1.00%
Distribution and/or service (12b-1)
fees......................................    none
Other expenses............................   2.48%
Total annual Fund operating expenses......   3.48%
Expenses reimbursed(2)....................   1.64%
Net Fund operating expenses(2)............   1.84%

(1) If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Following an exchange into the Fund, shares redeemed (or exchanged) within one month are subject to a 2.00% redemption fee.

(2) The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the current fiscal year ending December 31, 2000, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses). For each of the following nine years, the Investment Manager has contractually agreed to ensure that these expenses do not exceed 2.50% of the Fund's average net assets.


-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  187
3rd          693
5th        1,226
10th       2,684

4

--------------------------------------------------------------------------------
IVY CHINA REGION FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

[IVY LEAF LOGO]


IVY CHINA

REGION FUND


-- INVESTMENT OBJECTIVE


The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.



-- PRINCIPAL INVESTMENT STRATEGIES



The Fund invests at least 65% of its assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies that are located or have a substantial business presence in the China region, focusing on China, Hong Kong, Taiwan and South Korea.


For these purposes, a company with a "substantial business presence" in the China region is one that:
- is organized in (or whose securities are principally traded in) the China region,
- has at least 35% of its assets in one or more China region countries,
- derives at least 35% of its gross sales revenues or profits from providing goods or services to or from one or more China region countries, or
- has significant manufacturing or other operations in one or more China region countries.

The Fund may also invest in equity securities of companies whose current or expected performance, based on factors such as growth trends in the geographic location of the companies' assets and the sources of their revenues and profits, is considered to be strongly associated with the China Region. A large portion of the Fund is likely to be invested in equity securities of companies that trade in Hong Kong.


The Fund's management team uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.



-- PRINCIPAL RISKS

The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the securities markets of many China Region countries fall into this category, the Fund may be exposed to one or more of the following additional risks:
- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: Mainland China may be subject to a much higher degree of economic, political and social instability than more developed countries, which could at any time result in the disruption of its principal financial markets (and to a lesser extent, those of other China Region countries). A number of China Region countries also depend heavily on international trade, which makes their securities markets particularly sensitive to the trade policies and economic conditions of their principal trading partners.


-- WHO SHOULD INVEST*

The Fund may be appropriate for investors seeking long-term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table gives some indication of the risks of investing in the Fund by comparing the performance of the Fund's Advisor Class shares for the first full calendar year since its commencement on February 10, 1998 with a broad-based index and other indexes that reflect the market sectors in which the Fund invests. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                   for the year ending
      FOR ADVISOR CLASS SHARES*              December 31
      -------------------------------------------------------------

                            46.29%
      --------------------------------------------------

                              99
                             Year

     Best quarter Q2 '99: 40.51%
     Worst quarter Q3 '99: (8.01%)

     *Any applicable account fees are not reflected, and if they were the returns shown above would be lower.

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS                        December 31, 1999
      -----------------------------------------------------------

                                                                 LIPPER
                                       HANG    MSCI     IFC      CHINA
                             ADVISOR   SENG   TAIWAN   CHINA     REGION
                              CLASS   INDEX   INDEX    INDEX    CATEGORY
      ------------------------------------------------------------------
      Past year............   46.29%  68.80%  52.71%  105.25%     62.35%
      Since inception*.....    9.01%  37.12%  28.10%   19.93%     18.26%

   *The inception date for Advisor Class shares was February 10, 1998. MSCI
    Taiwan Index is calculated from January 31, 1998.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                fees paid directly from
SHAREHOLDER FEES                your investment
-------------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)....................................    none
Maximum deferred sales charge (load) (as a
percentage of purchase price).............    none
Maximum sales charge (load) imposed on
reinvested dividends......................    none
Redemption fee*...........................   2.00%
Exchange fee..............................    none

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
-----------------------------------------------------

Management fees...........................   1.00%
Distribution and/or service (12b-1)
fees......................................    none
Other expenses............................   1.44%
Total annual Fund operating expenses......   2.44%
Expenses reimbursed**.....................   0.65%
Net Fund operating expenses**.............   1.79%

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.
  Following an exchange into the Fund, shares redeemed (or exchanged) within one month are subject to a 2.00% redemption fee.


**The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the current fiscal year ending December 31, 2000, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses). For each of the following nine years, the Investment Manager has contractually agreed to ensure that these expenses do not exceed 2.50% of the Fund's average net assets.


--------------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  182
3rd          678
5th        1,201
10th       2,634

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY DEVELOPING MARKETS FUND
--------------------------------------------------------------------------------

6

(GLOBE ARTWORK)


IVY DEVELOPING
MARKETS FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies that are located in, or are expected to profit from, countries whose markets are generally viewed as "developing" or "emerging" by the World Bank and the International Finance Corporation, or classified as "emerging" by the United Nations.

For these purposes, a company "located in" or "expected to profit" from emerging market countries is one:

- whose securities are principally trading in one or more emerging market countries,
- that derives at least 50% of its total revenue from goods, sales or services in one or more emerging market countries, or
- that is organized under the laws of (and has a principal office in) an emerging market country.

The Fund may invest more than 25% of its assets in a single country, but usually will hold securities from at least three emerging market countries in its portfolio.


The Fund's management team uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.


-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund normally invests a substantial portion of its assets in these countries, it is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential in the developing nations sector, but who can accept potentially dramatic fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table gives some indication of the risks of investing in the Fund by comparing the performance of the Fund's Advisor Class shares for the first full calendar year since its commencement on April 30, 1998 with a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                   for the year ending
      FOR ADVISOR CLASS SHARES*              December 31
      -------------------------------------------------------------

                             47.38%
      ----------------------------------------------------

                               99
                              Year

Best quarter: Q2 '99: 35.67%
Worst quarter: Q3 '99: (7.99%)

     *Any applicable account fees are not reflected, and if they were the returns shown above would be lower.

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS                        December 31, 1999
      -----------------------------------------------------------

                                                         MSCI
                                                       EMERGING
                                             ADVISOR   MARKETS
                                              CLASS   FREE INDEX
      ----------------------------------------------------------
      Past year............................   47.38%    66.41%
      Since inception*.....................   11.13%    10.58%

     *The inception date for Advisor Class shares was April 30, 1998. -- FEES AND EXPENSES:
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)....................................    none
Maximum deferred sales charge (load) (as a
percentage of purchase price).............    none
Maximum sales charge (load) imposed on
reinvested dividends......................    none
Redemption fee*...........................   2.00%
Exchange fee..............................    none

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

Management fees..........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   1.72%
Total annual Fund operating expenses.....   2.72%
Expenses reimbursed**....................   0.98%
Net Fund operating expenses**............   1.74%

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.
  Following an exchange into the Fund, shares redeemed (or exchanged) within one month are subject to a 2.00% redemption fee.


**The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the current fiscal year ending December 31, 2000, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses). For each of the following nine years, the Investment Manager has contractually agreed to ensure that these expenses do not exceed 2.50% of the Fund's average net assets.


--------------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  177
3rd          663
5th        1,175
10th       2,583

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY EUROPEAN OPPORTUNITIES FUND
--------------------------------------------------------------------------------

8

(GLOBE ARTWORK)

IVY EUROPEAN
OPPORTUNITIES FUND

-- INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital growth by investing in the securities markets of Europe.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of European companies, which may include:

- large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies, those providing exceptional value, or those engaged in initial public offerings);
- small-capitalization companies in the more developed markets of Europe; and
- companies operating in Europe's emerging markets.

The Fund may also invest in European debt securities, up to 20% of which may be low-rated (commonly referred to as "high yield" or "junk" bonds). These securities typically are rated Ba or below by Moody's or BB or below by S&P (or are judged by the Fund's manager to be of comparable quality).

The Fund's manager uses a "bottom-up" investment approach, focusing on prospects for long-term earnings growth.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

SMALL- AND MEDIUM-SIZED COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded and because they are subject to greater business risk. Transaction costs in smaller company stocks may also be higher than those of larger companies.

IPO RISK: Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

INTEREST RATE AND MATURITY RISK: The Fund's debt security investments are susceptible to decline in a rising interest rate environment. The risk is more acute for debt securities with longer maturities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     CREDIT RISK: The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Certain of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could weaken the Fund's returns if the issuer defaults on its payment obligations.

     FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably depending upon prevailing conditions at any given time. Among these potential risks are:
     - greater price volatility;
     - comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
     - higher brokerage costs;
     - fluctuations in foreign currency exchange rates and related conversion costs;
     - adverse tax consequences; and
     - settlement delays.

     The risks of investing in foreign securities are more acute in countries with developing economies.

     EURO CONVERSION RISK: On January 1, 1999, a new European currency called the euro was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro is scheduled to be completed by December 31, 2001, at which time euro bills and coins will be put into circulation. The Fund could be affected by certain euro-related issues (such as accounting differences and valuation problems) during this transitional period. In addition, certain European Union members, including the United Kingdom, did not officially implement the euro and may cause market disruptions if they decide to do so.

     -- WHO SHOULD INVEST*

     The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.


    *You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

     -- PERFORMANCE INFORMATION
     The Fund has been operating for less than a year, so, no performance information is available.

     -- FEES AND EXPENSES
     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)...................................    none
Maximum deferred sales charge (load) (as
a percentage of purchase price)..........    none
Maximum sales charge (load) imposed on
reinvested dividends.....................    none
Redemption fee*..........................    none
Exchange fee.............................    none

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------
Management fees..........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   4.81%
Total annual Fund operating expenses.....   5.81%
Expenses reimbursed**....................   3.88%
Net Fund operating expenses**............   1.93%

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.


**The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses). For each of the following nine years, the Investment Manager has contractually agreed to ensure that these expenses do not exceed 2.50% of the Fund's average net assets.


-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-------------
YEAR
-------------
1st    $196
3rd     720
5th   1,271
10th  2,775

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL FUND
--------------------------------------------------------------------------------

10

(GLOBE ARTWORK)


IVY GLOBAL FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth. Any income realized will be incidental.

-- PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 65% of its assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies in at least three different countries, including the United States.

The Fund might engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.


The Fund's management team uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. The Fund is expected to have some emerging markets exposure in an attempt to achieve higher returns over the long term.


-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

Since the Fund may invest a substantial portion of its assets in these countries, it is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange rate regime or monetary policy;
- unusually large currency fluctuations and currency conversion costs; and
- high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

DERIVATIVES RISK: The Fund may, but is not required to, use certain derivative investment techniques to hedge various market risks (such as currency exchange rates). The use of these techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgment of the Fund's manager as to certain market movements is incorrect, the risk of losses that are greater than if the derivative technique had not been used.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table gives some indication of the risks of investing in the Fund by comparing the performance of the Fund's Advisor Class shares for the first full calendar year since its commencement on April 30, 1998 with a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                      for the year ending
      FOR ADVISOR CLASS SHARES*                 December 31
      -------------------------------------------------------------

                             26.77%
      ----------------------------------------------------

                               99
                              Year

Best quarter Q2 '99: 16.41%
Worst quarter Q3 '99: 3.80%

     *Any applicable account fees are not reflected, and if they were the returns shown above would be lower.

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS                        December 31, 1999
      -----------------------------------------------------------

                                                          MSCI
                                               ADVISOR   WORLD
                                                CLASS    INDEX
      ---------------------------------------------------------
      Past year..............................  26.77%    24.94%
      Since inception(*).....................   8.07%    19.47%

     (*) The inception date for Advisor Class shares was April 30, 1998. -- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)....................................     none
Maximum deferred sales charge (load) (as a
percentage of purchase price).............     none
Maximum sales charge (load) imposed on
reinvested dividends......................     none
Redemption fee(1).........................     none
Exchange fee..............................     none

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

Management fees(2).......................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   1.56%
Total annual Fund operating expenses.....   2.56%
Expenses reimbursed(3)...................   0.60%
Net Fund operating expenses(3)...........   1.96%

(1) If you choose to receive your redemption proceeds via Federal
    Funds wire, a $10 wire fee will be charged to your account.
(2) Management fees are reduced to 0.75% for net assets over $500 million.

(3) The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the current fiscal year ending December 31, 2000, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses). For each of the following nine years, the Investment Manager has contractually agreed to ensure that these expenses do not exceed 2.50% of the Fund's average net assets.


-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  199
3rd          729
5th        1,286
10th       2,805

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL NATURAL RESOURCES FUND
--------------------------------------------------------------------------------

12

(GLOBE ARTWORK)


IVY GLOBAL NATURAL
RESOURCES FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term growth. Any income realized will be incidental.

-- PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 65% of its total assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:
- precious metals (such as gold, silver and platinum);
- ferrous and nonferrous metals (such as iron, aluminum, copper and steel);
- strategic metals (such as uranium and titanium);
- fossil fuels and chemicals;
- forest products and agricultural commodities; and
- undeveloped real property.

The Fund's manager uses an equity style that focuses on both growth and value. Companies targeted for investment have strong management and financial positions, adding balance with established low cost, low debt producers and positions that are based on anticipated commodity price trends. The Fund may have some emerging markets exposure in an attempt to achieve higher returns over the long term.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

SMALL- AND MEDIUM-SIZED COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded and because they are subject to greater business risk. Transaction costs in smaller company stocks may also be higher than those of larger companies.

NATURAL RESOURCES AND PHYSICAL COMMODITIES RISK: Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including:
- price fluctuations caused by real and perceived inflationary trends and political developments; and
- the costs assumed by natural resource companies in complying with environmental and safety regulations.

Investing in physical commodities, such as gold, exposes the Fund to other risk considerations, such as:
- potentially severe price fluctuations over short periods of time;
- storage costs that can exceed the custodial and/or brokerage costs associated with the Fund's other portfolio holdings.

INDUSTRY-CONCENTRATION RISK: Since the Fund can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios.

FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- WHO SHOULD INVEST*
     The Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term.

     *You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on January 1, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     Since Advisor Class shares have been outstanding for less than one year, the information presented below relates to the Fund's Class A shares exclusive of any applicable sales charges. The performance for Advisor Class shares would have been substantially similar to that of Class A shares, because all Fund shares are invested in the same portfolio of securities. Any differences in the returns for the Fund's Class A and Advisor Class shares would result from variations in their respective expense structures.

      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES*                      December 31
      -------------------------------------------------------------

              6.95%              (29.35%)           40.98%
      ---------------------------------------------------------

               97                   98                99
                                Year

Best quarter Q3 '97: 19.66%
Worst quarter Q4 '97: (23.28%)

     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower.

AVERAGE ANNUAL                 for the periods ending
TOTAL RETURNS                  December 31, 1999
-----------------------------------------------------

                                            MSCI
                                         COMMODITY-
                                          RELATED
                               CLASS A     INDEX
---------------------------------------------------
Past year....................  32.87%      21.45%
Since inception*.............   0.13%       0.46%

*The inception date for Class A shares was January 1, 1997. Index performance is calculated from December 31, 1996.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)...................................    none
Maximum deferred sales charge (load) (as
a percentage of purchase price)..........    none
Maximum sales charge (load) imposed on
reinvested dividends.....................    none
Redemption fee*..........................    none
Exchange fee.............................    none

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

Management fees..........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   3.24%
Total annual Fund operating expenses.....   4.24%
Expenses reimbursed**....................   2.37%
Net Fund operating expenses**............   1.87%

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.


**The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the current fiscal year ending December 31, 2000, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses). For each of the following nine years, the Investment Manager has contractually agreed to ensure that these expenses do not exceed 2.50% of the Fund's average net assets.


-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  190
3rd          702
5th        1,241
10th       2,715

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

14

(GLOBE ARTWORK)

IVY GLOBAL SCIENCE &
TECHNOLOGY FUND

-- INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital growth. Any income realized will be incidental.


-- PRINCIPAL INVESTMENT STRATEGIES



The Fund normally invests at least 65% of its total assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies throughout the world that are expected to profit from the development, advancement and use of science and technology.


The Fund intends to invest its assets in at least three different countries, but may at any given time have a substantial portion of its assets invested in the United States. Industries that are likely to be represented in the Fund's portfolio holdings include:
- Internet;
- telecommunications and networking equipment;
- semiconductors and semiconductor equipment;
- software;
- computers and peripherals;
- electronic manufacturing services; and
- telecommunications and information services.

The Fund's management team believes that technology is a fertile growth area, and actively seeks to position the Fund to benefit from this growth by investing in companies of any size that may deliver rapid earnings growth and potentially high returns, which may include the purchase of stock in companies engaged in initial public offerings.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

SMALL- AND MEDIUM-SIZED COMPANY RISK: Many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller-companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded because they are subject to greater business risk. Transaction costs in smaller-company stocks may also be higher than those of larger companies.

IPO RISK: Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

INDUSTRY-CONCENTRATION RISK: Since the Fund focuses its investments in securities of companies principally engaged in the science and technology industries, the Fund could experience wider fluctuations in value than funds with more diversified portfolios. For example, rapid advances in these industries tend to cause existing products to become obsolete, and the Fund's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology industries are also subject to government regulations and approval processes that may affect their overall profitability and cause their stock prices to be more volatile.

FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     prevailing conditions at any given time. Among these potential risks are:
     - greater price volatility;
     - comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
     - higher brokerage costs;
     - fluctuations in foreign currency exchange rates and related conversion costs;
     - adverse tax consequences; and
     - settlement delays.

     -- WHO SHOULD INVEST*
     The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

     *You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table gives some indication of the risks of investing in the Fund by comparing the performance of the Fund's Advisor Class shares for the first full calendar year since its commencement on April 15, 1998 with a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                     for the year ending
      FOR ADVISOR CLASS SHARES*                December 31
      -------------------------------------------------------------

                            122.56%
      ----------------------------------------------------
                               99
                              Year

     Best quarter Q4 '99: 65.47%
     Worst quarter Q3 '99: 9.36%

     *Any applicable account fees are not reflected, and if they were the returns shown above would be lower.

AVERAGE ANNUAL                 for the periods ending
TOTAL RETURNS                  December 31, 1999
-----------------------------------------------------

                                  RUSSELL 2000
                        ADVISOR    TECHNOLOGY
                         CLASS       INDEX
----------------------------------------------
Past year............   122.56%     101.32%
Since inception*.....    74.87%      47.95%

*The inception date for Advisor Class shares was April 15, 1998.
 Index performance is calculated from April 30, 1998.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)...................................    none
Maximum deferred sales charge (load) (as
a percentage of purchase price)..........    none
Maximum sales charge (load) imposed on
reinvested dividends.....................    none
Redemption fee*..........................    none
Exchange fee.............................    none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

Management fees..........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   0.89%
Total annual Fund operating expenses.....   1.89%

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

------------------
YEAR
------------------
1st        $  192
3rd           594
5th         1,021
10th        2,212

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY INTERNATIONAL FUND II
--------------------------------------------------------------------------------

16

(GLOBE ARTWORK)

IVY INTERNATIONAL
FUND II

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests at least 65% of its assets in equity securities (including common stock, preferred stock and securities convertible into common stock) principally traded in European, Pacific Basin and Latin American markets.

To control its exposure to certain risks, the Fund might engage in foreign currency exchange transactions and forward foreign currency contracts.

The Fund's manager uses a disciplined value approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies). Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with new or developing economies.

DERIVATIVES RISK: The Fund may, but is not required to, use certain derivative investment techniques to hedge various market risks (such as currency exchange rates). The use of these techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgment of the Fund's manager as to certain market movements is incorrect, the risk of losses that are greater than if the derivative technique had not been used.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table gives some indication of the risks of investing in the Fund by comparing the performance of the Fund's Advisor Class shares for the first full calendar year since its commencement on February 23, 1998 with a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                      for the year ending
      FOR ADVISOR CLASS SHARES*                 December 31
      -------------------------------------------------------------

                             28.30%
      ----------------------------------------------------

                               99
                              Year

     Best quarter Q4 '99: 13.77%
     Worst quarter Q3 '99: 0.94%

     *Any applicable account fees are not reflected, and if they were the returns shown above would be lower.

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS                        December 31, 1999
      -----------------------------------------------------------

                                            ADVISOR   MSCI EAFE
                                             CLASS      INDEX
      ---------------------------------------------------------
      Past year...........................  28.30%     26.96%
      Since inception*....................  14.33%     18.73%

     *The inception date for Advisor Class shares was February 23, 1998. Index performance is calculated from February 28, 1998.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)........................................  none
Maximum deferred sales charge (load) (as a
percentage of purchase price).................  none
Maximum sales charge (load) imposed on
reinvested dividends..........................  none
Redemption fee*...............................  none
Exchange fee..................................  none

ANNUAL FUND                   expenses that are
OPERATING EXPENSES            deducted from Fund assets
-------------------------------------------------------

Management fees..........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   0.53%
Total annual Fund operating expenses.....   1.53%
Expenses reimbursed**....................   0.15%
Net Fund operating expenses**............   1.38%

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.


**The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the current fiscal year ending December 31, 2000, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.50% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses). For each of the following nine years, the Investment Manager has contractually agreed to ensure that these expenses do not exceed 2.50% of the Fund's average net assets.


--------------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  140
3rd          469
5th          820
10th       1,811

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY INTERNATIONAL SMALL COMPANIES FUND
--------------------------------------------------------------------------------

18

(GLOBE ARTWORK)

IVY INTERNATIONAL SMALL
COMPANIES FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign issuers having total initial market capitalization of less than $2 billion.

To enhance potential return, the Fund may invest in countries with new or comparatively undeveloped economies. The Fund may also purchase stock in companies engaged in initial public offerings.

The Fund might engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.

The Fund is managed by a team that focuses on both value and growth factors. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

SMALL COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since they tend to be thinly traded and because the companies are subject to greater business risk. Transaction costs in smaller-company stocks may also be higher than those of larger companies.

IPO RISK: Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

DERIVATIVES RISK: The Fund may, but is not required to, use certain derivative investment techniques to hedge various market risks (such as currency exchange rates). The use of these techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgment of the Fund's manager as to certain market movements is incorrect, the risk of losses that are greater than if the derivative technique had not been used.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- WHO SHOULD INVEST*
     The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

     *You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on January 1, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     Since Advisor Class shares have been outstanding for less than one year, the information presented below relates to the Fund's Class A shares exclusive of any applicable sales charges. The performance for Advisor Class shares would have been substantially similar to that of Class A shares, because all Fund shares are invested in the same portfolio of securities. Any differences in the returns for the Fund's Class A and Advisor Class shares would result from variations in their respective expense structures.

      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES*                      December 31
      -------------------------------------------------------------

            (12.52%)              5.24%             39.45%
      ---------------------------------------------------------

               97                   98                99
                                Year

Best quarter Q4 '99: 26.58%

Worst quarter Q3 '98: (14.96%)

     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower.

AVERAGE ANNUAL                 for the periods ending
TOTAL RETURNS                  December 31, 1999
-----------------------------------------------------

                                  HSBC JAMES
                                  CAPEL WORLD     MSCI WORLD
                                 (EX-US) SMALL   (EX-US) SMALL
                       CLASS A   COMPANY INDEX      COMPANY
--------------------------------------------------------------
Past year............  31.43%       33.61%          18.38%
Since inception*.....   6.58%        6.36%          (1.24%)

*The inception date for Class A shares was January 1, 1997. Index performance is calculated from December 31, 1996.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)...................................    none
Maximum deferred sales charge (load)(as a
percentage of purchase price)............    none
Maximum sales charge (load) imposed on
reinvested dividends.....................    none
Redemption fee*..........................    none
Exchange fee.............................    none

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

Management fees...........................  1.00%
Distribution and/or service (12b-1)
fees......................................   none
Other expenses............................  6.94%
Total annual Fund operating expenses......  7.94%
Expenses reimbursed**.....................  6.23%
Net Fund operating expenses**.............  1.71%

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.


**The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the current fiscal year ending December 31, 2000, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses). For each of the following nine years, the Investment Manager has contractually agreed to ensure that these expenses do not exceed 2.50% of the Fund's average net assets.


-------------------------------------------------------------------------

     -- EXAMPLE:
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  174
3rd          654
5th        1,160
10th       2,552

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

20

ADDITIONAL INFORMATION
ABOUT PRINCIPAL INVESTMENT
STRATEGIES AND RISKS

-- PRINCIPAL STRATEGIES


IVY ASIA PACIFIC FUND: The Fund seeks to achieve its investment objective of long-term growth by investing primarily in securities issued in countries throughout the Asia Pacific region, which includes China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. The Fund usually invests in at least three different countries, and does not intend to concentrate its investments in any particular industry. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.



IVY CHINA REGION FUND: The Fund seeks to achieve its investment objective of long-term capital growth primarily by investing in the equity securities of companies that are expected to profit from the economic development and growth of the China Region through a direct business connection (such as an exchange listing or significant profit base) in one or more China Region countries. The Fund may invest more than 25% of its assets in the securities of issuers in a single China Region country, and could have significantly more than 50% of its assets invested in Hong Kong. The Fund expects to invest the balance of its assets in the equity securities of companies whose current or expected performance is considered to be strongly associated with the China Region. The Fund's management team seeks to reduce risk by focusing on companies with strong foreign joint venture partners, well-positioned consumer franchises or monopolies, or that operate in strategic or protected industries. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.



IVY DEVELOPING MARKETS FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies that the Fund's manager believes will increase shareholder value through the economic development and growth of emerging markets. The Fund considers an emerging market country to be one that is generally viewed as "developing" or "emerging" by the World Bank, the International Finance Corporation or the United Nations. The Fund usually invests its assets in at least three different emerging market countries, and may invest at least 25% of its assets in the securities of issuers located in a single country. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.


IVY EUROPEAN OPPORTUNITIES FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies located or otherwise doing business in European countries and covering a broad range of economic and industry sectors. The Fund may also invest a significant portion of its assets in debt securities, up to 20% of which is considered below investment grade (commonly referred to as "high yield" or "junk" bonds). The Fund's manager follows a "bottom-up" approach to investing, which focuses on prospects for long-term earnings growth. Company selection is generally based on an analysis of a wide range of

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              21

financial indicators (such as growth, earnings, cash, book and enterprise value), as well as factors such as market position, competitive advantage and management strength. Country and sector allocation decisions are driven by the company-selection process.


IVY GLOBAL FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world. The Fund invests in a variety of economic sectors, industry segments and individual securities to reduce the effects of price volatility in any one area, and normally invests its assets in at least three different countries (including the United States). Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.


IVY GLOBAL NATURAL RESOURCES FUND: The Fund seeks to achieve its principal objective of long-term growth by investing primarily in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities (or that supply goods and services to such companies). The Fund's manager targets for investment well managed companies that are expected to increase shareholder value through successful exploration and development of natural resources, balancing the Fund's portfolio with low cost, low debt producers that have outstanding asset bases, and positions that are based on anticipated commodity price trends. Additional emphasis is placed on sectors that are out of favor but appear to offer the most significant recovery potential over a one to three year period. All investment decisions are reviewed systematically and cash reserves may be allowed to build up when valuations seem unattractive. The manager attempts to minimize risk through diversifying the Fund's portfolio by commodity, country, issuer and asset class. Typically the Fund's top 50 investments comprise more than 80% of the Fund's assets.

IVY GLOBAL SCIENCE & TECHNOLOGY FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing in the equity securities of companies that are expected to increase shareholder value through the development, advancement and use of science and technology. The Fund may also invest in companies that are expected to profit indirectly from the commercialization of technological and scientific advances. Industries likely to be represented in the Fund's overall portfolio holdings include internet, computers and peripheral products, software, electronic components and systems, telecommunications, and media and information services. Rapid advances in these industries in recent years have stimulated unprecedented growth. While this is no guarantee of future performance, the Fund's management team believes that these industries offer substantial opportunities for long-term capital appreciation. The Fund intends to invest its assets in at least three different countries, but may at any given time have a substantial portion of its assets invested in the United States.

IVY INTERNATIONAL FUND II: The Fund seeks to achieve its principal objective of long-term capital growth by investing in equity securities principally traded in European, Pacific Basin and Latin American markets. The Fund invests in a variety of economic sectors and industry segments to reduce the effects of price volatility in any one area. The Fund's manager seeks out rapidly expanding foreign economies and companies that generally have at least $1 billion in capitalization at the time of investment and a solid history of operations. Other factors that the Fund's manager considers in selecting particular countries include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Typically the securities purchased are attractively valued on one or more of these measures relative to a broad universe of comparable securities.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

22


IVY INTERNATIONAL SMALL COMPANIES FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing in the foreign stock markets, focusing on issuers that are valued at less than $2 billion across a wide range of geographic, economic and industry sectors. Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. Approximately one half of the Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased under this approach are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.


The other half of the Fund's portfolio is managed using a "bottom-up" approach, which focuses on prospects for long-term earnings growth. Company selection for this segment of the Fund is generally based on an analysis of a wide range of financial indicators (such as growth, earnings, cash, book and enterprise value), as well as factors such as market position, competitive advantage and management strength. Country and sector allocation decisions for this segment are driven by the company selection process.


ALL FUNDS: Each Fund may from time to time take a temporary defensive position and invest without limit in U.S. Government securities, investment-grade debt securities (which are those rated in the four highest rating categories used by Moody's and S&P), and cash and cash equivalents such as commercial paper, short-term notes and other money market securities. When a Fund assumes such a defensive position it may not achieve its investment objective. Investing in debt securities also involves both interest rate and credit risk.


-- PRINCIPAL RISKS

GENERAL MARKET RISK:

As with any mutual fund, the value of a Fund's investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments.

Each Fund's share value will decrease at any time during which its security holdings or other investment techniques are not performing as well as anticipated, and you could therefore lose money by investing in a Fund depending upon the timing of your initial purchase and any subsequent redemption or exchange.

OTHER RISKS: The following table identifies the investment techniques that each Fund's advisor considers important in achieving the Fund's investment objective or in managing its exposure to risk (and that could therefore have a significant effect on a Fund's returns). Following the table is a description of the general risk characteristics of these investment techniques. Other investment methods that certain Funds may use (such as derivative investments), but that are not likely to play a key role in their overall investment strategies, are described in the Funds' Statement of Additional Information (see back cover page for information on how you can receive a free copy).


----------------------------------------------------------------------------------------
INVESTMENT
TECHNIQUE:                IAPF   ICRF   IDMF   IEOF   IGF   IGNRF   IGSTF   IIF2   IISCF
----------------------------------------------------------------------------------------
Equity securities.......   X      X      X      X      X      X       X      X       X
Debt securities.........                        X
Low-rated debt
securities..............                        X
Foreign securities......   X      X      X      X      X      X       X      X       X
Emerging markets........   X      X      X      X      X      X              X       X
Foreign currencies*.....   X      X      X      X      X      X       X      X       X
Depository receipts*....   X      X      X      X      X      X       X      X       X
Derivatives.............                               X                     X       X
Illiquid securities*....   X      X      X      X      X      X       X      X       X
Precious metals.........                                      X
Borrowing...............   X      X      X      X      X      X       X      X       X


* These are not principal strategies, as such, but tend to be associated with the Funds' principal investments and have their own risks.

RISK CHARACTERISTICS:
- EQUITY SECURITIES: Equity securities typically represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company securities may also be higher than those of larger companies. Investors in Ivy European Opportunities

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              23

  Fund, Ivy Global Science & Technology Fund and Ivy International Small Companies Fund should note that these risks are heightened in the case of securities issued through IPOs.


- DEBT SECURITIES, IN GENERAL: Investing in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. For example, as interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. A Fund's portfolio is therefore susceptible to the decline in value of the debt instruments it holds in a rising interest rate environment. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities tend to be more volatile than bonds with shorter maturities.


- LOW-RATED DEBT SECURITIES: In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns.

- FOREIGN SECURITIES: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets. Many of the Funds' securities also are denominated in foreign currencies and the value of each Fund's investments, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversions can also be costly.

  Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

- SPECIAL EMERGING-MARKET CONCERNS: The risks of investing in foreign securities are heightened in countries with new or developing economies. Among these additional risks are the following:
 - securities that are even less liquid and more volatile than those in more developed foreign countries;
 - less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
 - increased settlement delays;
 - unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply);
 - unusually large currency fluctuations and currency conversion costs; and
 - high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

- FOREIGN CURRENCIES: Foreign securities may be denominated in foreign currencies. The value of a Fund's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversions can also be costly.

- DEPOSITORY RECEIPTS: Interests in foreign issuers may be acquired in the form of sponsored or unsponsored American Depository Receipts

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  ("ADRs"), Global Depository Receipts ("GDRs") and similar types of depository receipts. ADRs typically are issued by a U.S. bank or trust company and represent ownership of the underlying securities issued by a foreign corporation. GDRs and other types of depository receipts are usually issued by foreign banks or trust companies. The investing Fund's investments in ADRs, GDRs and other depository receipts are viewed as investments in the underlying securities.

  Depository receipts can be difficult to price and are not always exchange-listed. Unsponsored depository programs also are organized independently without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

- DERIVATIVE INVESTMENT TECHNIQUES: A Fund may, but is not required to, use certain derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements) or to enhance potential gain. Among the derivative techniques a Fund might use are options, futures, forward foreign currency contracts and foreign currency exchange transactions.

  Using put and call options could cause a Fund to lose money by forcing the sale or purchase of portfolio securities at inopportune times or for prices higher (in the case of put options) or lower (in the case of call options) than current market values, by limiting the amount of appreciation the Fund can realize on its investments, or by causing the Fund to hold a security it might otherwise sell.

  Futures transactions (and related options) involve other types of risks. For example, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund could cause losses on the hedging instrument that are greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, a Fund might not be able to close out a transaction before expiration without incurring substantial losses (and it is possible that the transaction cannot even be closed). In addition, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.

  Foreign currency exchange transactions involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the adviser's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, changes in currency exchange rates may result in poorer overall performance for a Fund than if it had not engaged in such transactions. There may also be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

- ILLIQUID SECURITIES: Illiquid securities are assets that may not be disposed of in the ordinary course of business within seven days at roughly the value at which the investing fund has valued the assets. Some of these may be "restricted securities," which cannot be sold to the public without registration under the Securities Act of 1933 (in the absence of an exemption) or because of other legal or contractual restrictions on resale. There is a risk that the investing fund will not be able to dispose of its illiquid securities promptly at an acceptable price.

- PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES: Ivy Global Natural Resources Fund can invest in precious metals and other physical commodities. Commodities trading is generally considered speculative because of the

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significant potential for investment loss. Among the factors that could affect the value of the Fund's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for precious metals and other commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. The Fund may also pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.


- BORROWING: For temporary or emergency purposes, Ivy China Region Fund, Ivy Global Fund, Ivy Global Science & Technology Fund and Ivy International Fund II may each borrow up to 10% of the value of its total assets from qualified banks. Ivy Asia Pacific Fund, Ivy Developing Markets Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund and Ivy International Small Companies Fund may each borrow up to one third of the value of their total assets from qualified banks, but (with the exception of Ivy European Opportunities Fund) will not buy securities whenever its outstanding borrowings exceed 10% of the value of its total assets. Borrowing may exaggerate the effect on a Fund's share value of any increase or decrease in the value of the securities it holds. Money borrowed will also be subject to interest costs.


-- OTHER IMPORTANT INFORMATION

EUROPEAN MONETARY UNION: The Funds may have investments in Europe. On January 1, 1999, a new European currency called the euro was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro is scheduled to be completed by December 31, 2001, at which time euro bills and coins will be put into circulation. The Fund could be affected by certain euro-related issues (such as accounting differences and valuation problems) during this transitional period. In addition, certain European Union members, including the United Kingdom, did not officially implement the euro and may cause market disruptions if they decide to do so.

MANAGEMENT

-- INVESTMENT ADVISOR
Ivy Management, Inc.("IMI")
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida 33432


IMI provides business management services to the Funds and investment advisory to all Funds other than Ivy Global Natural Resources Fund. IMI is an SEC-registered investment advisor with over $6.2 billion in assets under management, and provides similar services to the other nine series of Ivy Fund. For the Funds' fiscal year ended December 31, 1999, the Funds (other than Ivy Global Natural Resources Fund) each paid IMI a fee that was equal to 1.00% of the Funds' respective average net assets. Ivy Global Natural Resources Fund paid IMI a fee equal to 0.50% of the Fund's average net assets. Ivy European Opportunities Fund pays IMI a fee at the rate of 1.00% of the Fund's average net assets.


Henderson Investment Management Limited ("Henderson"), 3 Finsbury Avenue, London, England EC2M 2PA, serves as subadviser to Ivy European Opportunities Fund under an Agreement with IMI. For its services, Henderson receives a fee from IMI that is equal, on an annual basis, to 0.50% of the Fund's average net assets. Since February 1, 1999, Henderson has served as subadviser with respect to 50% of the net assets of Ivy International Small Companies Fund, for which Henderson receives a fee from IMI that is equal, on an annual basis, to 0.50% of that portion of the Fund's assets that Henderson manages. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.

Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment adviser to Ivy Global Natural Resources Fund and is responsible for selecting the Fund's portfolio investments. MFC has been an investment counsel and mutual fund manager in Toronto for more than 31 years, and as of March 31, 2000 had over $32 billion in assets under management. For its services, MFC receives a fee from IMI that is equal, on an annual basis to 0.50% of the Fund's average net assets.

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-- PORTFOLIO MANAGEMENT


IVY ASIA PACIFIC FUND, IVY CHINA REGION FUND, IVY DEVELOPING MARKETS FUND, IVY GLOBAL FUND AND IVY INTERNATIONAL FUND II: Each Fund is managed by a team of investment professionals that is supported by research analysts who acquire information on regional and country-specific economic and political developments and monitor individual companies. These analysts use a variety of research sources that include:

- brokerage reports;
- economic and financial news services;
- company reports; and
- information from third-party research firms (ranging from large investment banks with global coverage to local research houses).

In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.


IVY EUROPEAN OPPORTUNITIES FUND: Stephen Peak, Executive Director of Henderson and head of Henderson's European equities team, is primarily responsible for selecting the Fund's portfolio of investments. Formerly a director and portfolio manager with Touche Remnant & Co., Mr. Peak has 25 years of investment experience.


IVY GLOBAL NATURAL RESOURCES FUND: Frederick Sturm, a Senior Vice President of MFC, has managed the Fund since its inception. Mr. Sturm joined MFC in 1983 and has 15 years of professional investment experience. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

IVY GLOBAL SCIENCE & TECHNOLOGY FUND: The Fund is managed by IMI's Global Technology Team. James W. Broadfoot, President of IMI and a Vice President of Ivy Fund, is the Team's lead manager. Before joining IMI in 1990, Mr. Broadfoot was the principal in an investment counsel firm specializing in emerging growth companies. He has over 26 years of professional investment experience, holds an MBA from the Wharton School of Business and is a Chartered Financial Analyst.

IVY INTERNATIONAL SMALL COMPANIES FUND: The Fund is co-managed by IMI's International Equity Team and Henderson. IMI's International Equity Team is comprised of investment professionals and is supported by research analysts who acquire information on regional and country-specific economic and political developments and monitor individual companies. These analysts use a variety of research sources that include:
- brokerage reports;
- economic and financial news services;
- company reports; and
- information from third party research firms (ranging from large investment banks with global coverage to local research houses).

In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.

The Henderson team's investment process combines top down regional allocation with a bottom up stock selection approach. Regional allocations are based on factors such as interest rates and current economic cycles, which are used to identify economies with relatively strong prospects for real economic growth. Individual stock selections are based largely on prospects for earnings growth.

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SHAREHOLDER
INFORMATION

-- PRICING OF FUND SHARES
Each Fund calculates its share price by dividing the value of the Fund's net assets by the total number of its shares outstanding as of the close of regular trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the Exchange is open for trading (normally any weekday that is not a national holiday).

Each portfolio security that
is listed or traded on a
recognized stock exchange is
valued at the security's last quoted sale price on the exchange on which it is principally traded.

If no sale is reported at that time, the average between the last bid and asked prices is used. Securities and other Fund assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Funds' Board of Trustees. IMI may also price a foreign security at its fair value if events materially affecting the estimated value of the security occur between the close of the foreign exchange on which the security is principally traded and the time as of which a Fund prices its shares. Fair-value pricing under these circumstances is designed to protect existing shareholders from the actions of short-term investors trading into and out of a Fund in an attempt to profit from short-term market movements. When such fair-value pricing occurs, there may be some period of time during which a Fund's share price and/or performance information is not available.

The number of shares you receive when you place a purchase or exchange order, and the payment you receive after submitting a redemption request, is based on a Fund's net asset value next determined after your instructions are received in proper form by Ivy Mackenzie Services Corp. ("IMSC") (the Fund's transfer agent) or by your registered securities dealer. Since the Funds normally invest in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's share value may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

-- HOW TO BUY SHARES
Please read these sections below carefully before investing.

Advisor Class shares are offered through this Prospectus only to the following investors:
- trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees;
- any account with assets of at least $10,000 if (a) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion, and where the investor pays such person as compensation for his advice and other services an annual fee of at least .50% on the assets in the account, or (b) such account is established under a "wrap fee" program and the account holder pays the sponsor of the program an annual fee of at least 0.50% on the assets in the account;
- officers and Trustees of the Ivy Fund (and their relatives);
- directors or employees of Mackenzie Investment Management Inc. or its affiliates;
- directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person.)

The following investment minimums, sales charges and expenses apply.

--------------------------------------------------
Minimum initial investment*..............  $10,000
Minimum subsequent investment*...........     $250
Initial sales charge.....................     none
CDSC.....................................     none
Service and distribution fees............     none

*Minimum initial and subsequent investments for retirement plans are $25.

-- SUBMITTING YOUR PURCHASE ORDER

INITIAL INVESTMENTS: Complete and sign the Account Application appearing at the end of this Prospectus. Enclose a check payable to the Fund in which you wish to invest. You should note

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on the check that you wish to invest in Advisor Class shares (see page 27 for minimum initial investments.) Deliver your application materials to your registered representative or selling broker, or send them to one of the addresses below:


- BY REGULAR MAIL:

  Ivy Mackenzie Services Corp.
  P.O. Box 3022
  Boca Raton, FL 33431-0922

- BY COURIER:

  Ivy Mackenzie Services Corp.
  700 South Federal Hwy., Ste. 300
  Boca Raton, FL 33432-6114

-- BUYING ADDITIONAL SHARES
There are several ways to increase your investment in a Fund:

- BY MAIL: Send your check with a completed investment slip (attached to your account statement) or written instructions indicating the account registration, Fund number or name, and account number. Mail to one of the addresses above.

- THROUGH YOUR BROKER: Deliver to your registered representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

- BY WIRE: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 800.777.6472. Wiring instructions are as follows:
    First Union National Bank of Florida
    Jacksonville, FL
    ABA #063000021
    Account #2090002063833
    For further credit to:
    Your Account Registration
    Your Fund Number and Account Number

- BY AUTOMATIC INVESTMENT METHOD: You can authorize to have funds electronically drawn each month from your bank account and invested as a purchase of shares into your Ivy Fund account. Complete sections 6A and 7B of the Account Application.

-- HOW TO REDEEM SHARES

SUBMITTING YOUR REDEMPTION ORDER: You may redeem your Fund shares through your registered securities dealer or directly through IMSC. If you choose to redeem through your registered securities dealer, the dealer is responsible for transmitting redemption orders in proper form and in a timely manner. If you choose to redeem directly through IMSC, you have several ways to submit your request:

- BY MAIL: Send your written redemption request to IMSC at one of the addresses at left. Be sure that all registered owners listed on the account sign the request. Medallion signature guarantees and supporting legal documentation may be required.

- BY TELEPHONE: Call IMSC at 800.777.6472 to redeem from your individual, joint or custodial account. To process your redemption order by telephone, you must have telephone redemption privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions. Requests by telephone can only be accepted for amounts up to $50,000.

- BY SYSTEMATIC WITHDRAWAL PLAN ("SWP"): You can authorize to have funds electronically drawn each month from your Ivy Fund account and deposited directly into your bank account. Certain minimum balances and minimum distributions apply. Complete section 6B of the Account Application to add this feature to your account.

RECEIVING YOUR REDEMPTION PROCEEDS: You can receive redemption proceeds through a variety of payment methods:

- BY CHECK: Unless otherwise instructed in writing, checks will be made payable to the current account registration and sent to the address of record.

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- BY FEDERAL FUNDS WIRE: Proceeds will be wired on the next business day to a pre-designated bank account. Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

- BY ELECTRONIC FUNDS TRANSFER ("EFT"): For SWP redemptions only.


REDEMPTION FEE: Ivy Asia Pacific Fund, Ivy China Region Fund and Ivy Developing Markets Fund can experience substantial price fluctuations and are intended for long-term investors. To facilitate portfolio management and to compensate for transaction and other expenses caused by early redemptions or frequent exchange activity, each Fund may charge a 2.00% redemption fee. This fee is assessed on the net asset value of shares redeemed or exchanged within one month of their acquisition (either by an exchange from another Ivy fund or by direct purchase), and is retained by the Fund. This fee is not a CDSC, is not a commission, and does not benefit IMI or IMSC in any way.


OTHER IMPORTANT REDEMPTION INFORMATION:
- If you own shares of more than one class of a Fund, the Fund will redeem first the shares having the highest 12b-1 fees, unless you instruct otherwise.
- A Fund may (on 60 days' notice) redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.
- A Fund may take up to seven days (or longer in the case of shares recently purchased by check) to send redemption proceeds.
- A Fund may make payment for redeemed shares in the form of securities of the Fund taken at current values.

-- HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of another Ivy fund, subject to certain restrictions (see "Important exchange information" below).

SUBMITTING YOUR EXCHANGE ORDER: You may submit an exchange request to IMSC as follows:


- BY MAIL: Send your written exchange request to IMSC at one of the addresses on page 28 of this Prospectus. Be sure that all registered owners listed on the account sign the request.


- BY TELEPHONE: Call IMSC at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

IMPORTANT EXCHANGE INFORMATION:
- You must exchange into the same share class you currently own.

-- Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.


- It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. The Funds may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee (in the case of certain Funds) or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used. (See "Redemption Fee" under "How to redeem shares" above). For example, shareholders exchanging more than five times in a 12-month period may be considered to be using market-timing strategies.


-- DIVIDENDS, DISTRIBUTIONS AND TAXES
- The Funds generally declare and pay dividends and capital gain distributions (if any) at least once a year.
- Dividends and distributions are "reinvested" in additional Fund shares unless you request to receive them in cash.
- Reinvested dividends and distributions are added to your account at NAV and are not subject to a sales charge regardless of which share class you own.

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- Cash dividends and distributions can be sent to you:

    - BY MAIL: a check will be mailed to the address of record unless otherwise instructed.

    - BY ELECTRONIC FUNDS TRANSFER: your proceeds will be directly deposited into your bank account.

To change your dividend and/or distribution options, call IMSC at 800.777.6472.

Dividends ordinarily will vary from one class to another. The Funds intend to declare and pay dividends annually. The Funds will distribute net investment income and net realized capital gains, if any, at least once a year. The Funds may make an additional distribution of net investment income and net realized capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").

Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to you as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares. While the Funds' managers may at times pursue strategies that result in tax efficient outcomes for Fund shareholders, they do not generally manage the Funds to optimize tax efficiencies.

If shares of a Fund are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by your Fund.

Upon the sale or exchange of your Fund shares, you may realize a capital gain or loss which will be long term or short term, generally depending upon how long you held your shares.

A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Fund distributions may be subject to state, local and foreign taxes.

You should consult with your tax adviser as to the tax consequences of an investment in the Fund, including the status of distributions from the Funds under applicable state or local law.

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand each Fund's financial performance and reflects results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, is included in each Fund's Annual Report to shareholders (which is available upon request).

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IVY ASIA PACIFIC FUND                                           for the period
                                                                 July 1, 1999
                                                                (commencement)
                                                                to December 31,
--------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                              1999
                                                                ----------------
Net asset value, beginning of period........................        $  7.76
                                                                ----------------
  Income from investment operations
  Net investment income(a)..................................            .02
  Net gains on securities (both realized and unrealized)....            .30
                                                                ----------------
  Total from investment operations..........................            .32
                                                                ----------------
  Less distributions
  Dividends from net investment income......................            .05
  Distributions from capital gains..........................            .06
                                                                ----------------
    Total distributions.....................................            .11
                                                                ----------------
Net asset value, end of period..............................        $  7.97
                                                                ================
Total return(%)(b)..........................................           4.14
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................        $   136
Ratio of expenses to average net assets(c)
  With expense reimbursement(%).............................           2.02
  Without expense reimbursement(%)..........................           3.66
Ratio of net investment income to average net
  assets(%)(a)(c)...........................................            .69
Portfolio turnover rate(%)..................................             24

(a) Net investment income is net of expenses reimbursed by Manager.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c) Annualized

32

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IVY CHINA REGION FUND                                                             for the period
                                                                for the year     February 10, 1998
                                                                    ended         (commencement)
                                                                December 31,      to December 31,
--------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                             1999               1998
                                                             -------------------------------------
Net asset value, beginning of period........................       $ 6.27             $  7.89
                                                             -------------------------------------
  Income (loss) from investment operations
  Net investment income(a)..................................          .04                 .08
  Net gains or losses on securities (both realized and
    unrealized).............................................         2.86               (1.62)
                                                             -------------------------------------
  Total from investment operations..........................         2.90               (1.54)
                                                             -------------------------------------
  Less distributions
  From net investment income................................          .13                 .08
  Distributions from capital gains..........................          .01                  --
                                                             -------------------------------------
    Total distributions.....................................          .14                 .08
                                                             -------------------------------------
Net asset value, end of period..............................       $ 9.03             $  6.27
                                                             =====================================
Total return (%)............................................        46.29(b)           (19.56)(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................       $  313             $    10
Ratio of expenses to average net assets
  With expense reimbursement (%)............................         1.79                2.92(d)(e)
  Without expense reimbursement (%).........................         2.44                3.48(d)(e)
Ratio of net investment income to average net assets
  (%)(a)....................................................         1.42                 .98(e)
Portfolio turnover rate (%).................................           23                  56

(a) Net investment income is net of expenses reimbursed by Manager.
(b) Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d) Total expenses include fees paid indirectly, if any, through an expense offset arrangement.
(e) Annualized

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IVY DEVELOPING MARKETS FUND                                                       for the period
                                                                for the year      April 30, 1998
                                                                    ended         (commencement)
                                                                December 31,      to December 31,
--------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                             1999               1998
                                                              ------------------------------------
Net asset value, beginning of period........................       $ 6.05             $  7.48
                                                              ------------------------------------
  Income (loss) from investment operations
  Net investment income(a)..................................          .03                 .04(b)
  Net gains or losses on securities (both realized and
    unrealized).............................................         2.83               (1.47)(b)
                                                              ------------------------------------
  Total from investment operations..........................         2.86               (1.43)
                                                              ------------------------------------
  Less distributions
  Dividends from net investment income......................          .06                  --
  Distributions from capital gains..........................          .05                  --
                                                              ------------------------------------
    Total distributions.....................................          .11                  --
                                                              ------------------------------------
Net asset value, end of period..............................       $ 8.80             $  6.05
                                                              ====================================
Total return (%)............................................        47.38(c)           (19.06)(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................       $  337             $    82
Ratio of expenses to average net assets
  With expense reimbursement (%)............................         1.74                1.68(e)
  Without expense reimbursement (%).........................         2.72                2.97(e)
Ratio of net investment income to average net assets
  (%)(a)....................................................          .69                1.38(e)
Portfolio turnover rate (%).................................           37                  47


(a) Net investment income is net of expenses reimbursed by Manager.
(b) Based on average shares outstanding
(c) Total return does not reflect a sales charge.
(d) Total return represents aggregate total return and does not reflect a sales charge.
(e) Annualized

34

[IVY LEAF LOGO]
--------------------------------------------------------------------------------

IVY EUROPEAN OPPORTUNITIES FUND                                 for the period
                                                                  May 3, 1999
                                                                (commencement)
                                                                to December 31,
--------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                              1999
                                                                ----------------
Net asset value, beginning of period........................        $ 10.01
                                                                ----------------
  Income from investment operations
  Net investment income(a)..................................             --
  Net gains on securities (both realized and unrealized)....          16.46
                                                                ----------------
  Total from investment operations..........................          16.46
                                                                ----------------
  Less distributions
  Dividends in excess of net investment income..............            .02
  Distributions from capital gains..........................           9.22
                                                                ----------------
    Total distributions.....................................           9.24
                                                                ----------------
Net asset value, end of period..............................        $ 17.23
                                                                ----------------
Total return (%)(b).........................................         217.16
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................        $ 5,246
Ratio of expenses to average net assets (%)(c)
  With expense reimbursement (%)............................           1.93
  Without expense reimbursement (%).........................           5.81
Ratio of net investment income to average net assets
  (%)(a)(c).................................................            .14
Portfolio turnover rate (%).................................            108

(a) Net investment income is net of expenses reimbursed by Manager.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c) Annualized

-------------------------------------------------------------------------------------------------
IVY GLOBAL FUND                                                                   for the period
                                                                                  April 30, 1998
                                                                                  (commencement)
                                                                                  TO DECEMBER 31,
-------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                             1999               1998
                                                                ---------------------------------
Net asset value, beginning of period........................       $11.36             $ 13.26
                                                                ---------------------------------
  Income (loss) from investment operations
  Net investment income(a)..................................          .08                 .05
  Net gains or losses on securities (both realized and
    unrealized).............................................         2.95               (1.41)
                                                                ---------------------------------
  Total from investment operations..........................         3.03               (1.36)
                                                                ---------------------------------
  Less distributions
  Distributions from capital gains..........................          .89                 .54
                                                                ---------------------------------
    Total distributions.....................................          .89                 .54
                                                                ---------------------------------
Net asset value, end of period..............................       $13.50             $ 11.36
                                                                =================================
Total return (%)............................................        26.77(b)           (10.19)(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................       $  179             $   321
Ratio of expenses to average net assets(c)
  With expense reimbursement (%)............................         1.96                1.75
  Without expense reimbursement (%).........................         2.56                2.11
Ratio of net investment income to average net assets
  (%)(a)....................................................          .31                 .59
Portfolio turnover rate (%).................................           50                  17(d)

(a) Net investment income is net of expenses reimbursed by Manager.
(b) Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d) Annualized

36

[IVY LEAF LOGO]

-------------------------------------------------------------------------------

IVY GLOBAL NATURAL RESOURCES FUND                               for the period
                                                                April 18, 1999
                                                                (commencement)
                                                                to December 31,
-------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                               1999
                                                                ---------------
Net asset value, beginning of period........................        $  7.00
                                                                ---------------
  Income from investment operations
  Net investment income(a)(b)...............................            .02
  Net gains on securities (both realized and
    unrealized)(b)..........................................           1.88
                                                                ---------------
  Total from investment operations..........................           1.90
                                                                ---------------
Net asset value, end of period..............................        $  8.90
                                                                ===============
Total return (%)(c).........................................          27.14
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................        $    26
Ratio of expenses to average net assets(d)
  With expense reimbursement (%)............................           1.87
  Without expense reimbursement (%).........................           4.24
Ratio of net investment income to average net assets
  (%)(a)(d).................................................            .31
Portfolio turnover rate (%).................................            157

(a) Net investment income is net of expenses reimbursed by Manager.
(b) Based on average shares outstanding
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d) Annualized

-------------------------------------------------------------------------------------------------
IVY GLOBAL SCIENCE &                                                              for the period
                                                                for the year      April 15, 1998
                                                                    ended         (commencement)
                                                                December 31,      to December 31,
-------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
SELECTED PER SHARE DATA                                             1999               1998
                                                                ---------------------------------
Net asset value, beginning of period........................       $23.62             $ 20.19
                                                                ---------------------------------
  Income from investment operations
  Net investment loss.......................................         (.24)               (.20)(a)
  Net gain on securities (both realized and unrealized).....        29.07                3.63(a)
                                                                ---------------------------------
  Total from investment operations..........................        28.83                3.43
                                                                ---------------------------------
  Less distributions
  Distributions from capital gains..........................         3.63                  --
                                                                ---------------------------------
    Total distributions.....................................         3.63                  --
                                                                ---------------------------------
Net asset value, end of period..............................       $48.82             $ 23.62
                                                                =================================
Total return (%)............................................       122.56(b)            16.99(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................       $  431             $    15
Ratio of expenses to average net assets(%)..................         1.89                2.18(d)
Ratio of net investment loss to average net assets (%)......        (1.71)              (1.91)(d)
Portfolio turnover rate (%).................................           62                  73

(a) Based on average shares outstanding.
(b) Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d) Annualized

38

[IVY LEAF LOGO]
--------------------------------------------------------------------------------


IVY INTERNATIONAL FUND II                                                        for the period
                                                                for the year    February 23, 1998
                                                                   ended         (commencement)
                                                                December 31,     to December 31,
-------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                            1999               1998
                                                                --------------------------------
Net asset value, beginning of period........................       $ 9.48            $  9.63
                                                                --------------------------------
  Income (loss) from investment operations
  Net investment income (a).................................          .04                .11
  Net gains or losses on securities (both realized and
    unrealized).............................................         2.64               (.13)
                                                                --------------------------------
  Total from investment operations..........................         2.68               (.02)
                                                                --------------------------------
  Less distributions
  Dividends from net investment income......................          .10                .11
  Distributions from capital gains..........................          .07                .02
                                                                --------------------------------
    Total distributions.....................................          .17                .13
                                                                --------------------------------
Net asset value, end of period..............................       $11.99            $  9.48
                                                                ================================
Total return (%)............................................        28.30(b)            (.15)(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................       $2,748            $   510
Ratio of expenses to average net assets
  With expense reimbursement (%)............................         1.38               1.32(d)
  Without expense reimbursement (%).........................         1.53               1.45(d)
Ratio of net investment income to average net assets
  (%)(a)....................................................         1.25               1.23(d)
Portfolio turnover rate (%).................................           21                 16

(a) Net investment income is net of expenses reimbursed by Manager.
(b) Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d) Annualized

-------------------------------------------------------------------------------
IVY INTERNATIONAL SMALL COMPANIES FUND                          for the period
                                                                 July 1, 1999
                                                                (commencement)
                                                                to December 31,
-------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                              1999
                                                                ---------------
Net asset value, beginning of period........................        $  9.94
                                                                ---------------
  Income from investment operations
  Net investment income(a)..................................             --
  Net gains on securities (both realized and unrealized)....           2.57
                                                                ---------------
  Total from investment operations..........................           2.57
                                                                ---------------
  Less distributions
  Distributions from capital gains..........................            .03
                                                                ---------------
    Total distributions.....................................            .03
                                                                ---------------
Net asset value, end of period..............................        $ 12.48
                                                                ===============
Total return (%)(b).........................................          25.87
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................        $   291
Ratio of expenses to average net assets(c)(d)
  With expense reimbursement (%)............................           1.83
  Without expense reimbursement (%).........................           8.06
Ratio of net investment income to average net assets
  (%)(a)(d).................................................            .03
Portfolio turnover rate (%).................................             98

(a) Net investment income is net of expenses reimbursed by Manager.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c) Total expenses include fees paid indirectly, if any, through an expense offset arrangement.
(d) Annualized

40

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                    Account
                                                    Application

                                                    FUND USE ONLY
                                                    ___________________
                                                    Account Number

                                                    ___________________
                                                    Dealer/Branch/Rep

                                                    ___________________
                                                    Account Type/Soc Cd

[IVY FUNDS LOGO]

       Please mail applications and checks to:      USE FOR
                                                    ADVISOR CLASS ONLY
       Ivy Mackenzie Services Corp.,
       P.O. Box 3022, Boca Raton, Florida 33431-0922

       This application should not be used for retirement accounts for which Ivy Fund (IBT) is custodian.

1      REGISTRATION
       Name ____________________________________________________________________
            ____________________________________________________________________
            ____________________________________________________________________
       Address _________________________________________________________________
       City ______________________________________ State ___________ Zip _______
       Phone # (day) (___) _______________Phone # (evening) (___) ______________

       __ Individual          __ UGMA/UTMA              __ Sole proprietor
       __ Joint tenant        __ Corporation            __ Trust
       __ Estate              __ Partnership            __ Other
       Date of trust ________________  Minor's state of residence ____________

2      TAX I.D.

       Citizenship:     __ U.S.     __ Other (please specify): ________________

       Social security # ____ - ____ - _____ or   Tax identification # ________

       Under penalties of perjury, I certify by signing in Section 8 that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.)

3      DEALER INFORMATION

       The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

       Dealer name _____________________________________________________________
       Branch office address ___________________________________________________
       City _____________________________ State _______________ Zip ____________
       Representative's name ___________________________________________________
       Representative's # _______________ Representative's phone # _____________ Authorized signature of dealer __________________________________________

4      INVESTMENTS

       A. Enclosed is my check ($10,000 minimum) for $ _______ made payable to the appropriate fund. Please invest it in Advisor Class shares of the following fund(s):

       $ _________ Ivy Asia Pacific Fund              $ _______________ Ivy Global Natural Resources Fund
       $ _________ Ivy China Region Fund              $ _______________ Ivy Global Science & Technology Fund
       $ _________ Ivy Developing Markets Fund        $ _______________ Ivy International Fund II
       $ _________ Ivy European Opportunities Fund    $ _______________ Ivy International Small Companies Fund
       $ _________ Ivy Global Fund

       B. FOR DEALER USE ONLY

          Confirmed trade orders:   ______________      ________________     ____________
                                    Confirm Number      Number of Shares     Trade Date

                                                   DETACH ON PERFORATION TO MAIL

  5     DISTRIBUTION OPTIONS

      I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

      A. ___ Reinvest all dividends and capital gains into additional shares of a different Ivy fund account.

             Fund name: ____________________________________________________
             Account #: ____________________________________________________
      B. ___ Pay all dividends in cash and reinvest capital gains into additional shares in this account or a different Ivy fund account.

             Fund name: _____________________________________________________
             Account #: _____________________________________________________
      C. ___ Pay all dividends and capital gains in cash.

      I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN B OR C ABOVE, BE SENT
      TO:       _____ the address listed in the registration
                _____ the special payee listed in Section 7A (by mail)
                _____ the special payee listed in Section 7B (by EFT)

  6     OPTIONAL SPECIAL FEATURES

      A. AUTOMATIC INVESTMENT METHOD (AIM)

      ___ I wish to have my bank account listed in section 7B automatically debited via EFT on a predetermined frequency and invested into my Ivy Fund account listed below.

          1. Withdraw $____ for each time period indicated below and invest my bank proceeds in Advisor Class shares of the following Ivy fund:

             Fund name: ___________________________________________________
             Account #: ___________________________________________________
          2. Debit my bank account:
             ___ Annually (on the ___ day of the month of
                 _______________________).
             ___ Semiannually (on the ___ day of the months of
                 __________ and __________).
             ___ Quarterly (on the ___ day of the first/second/third
                 month of each calendar quarter).               (CIRCLE ONE)
             ___ Monthly*___ once per month on the ___ day
                         ___ twice per month on the _____ days
                         ___ 3 times per month on the _____ days
                         ___ 4 times per month on the _____ days
      B. SYSTEMATIC WITHDRAWAL PLANS (SWP)**

      ___ I wish to have my Ivy Fund account automatically debited on a predetermined frequency and the proceeds sent to me per my instructions below.

          1. Withdraw ($250 minimum) $_____ for each time period indicated below from the following Ivy Fund account:
             Fund name: ____________________________________________________
             Account #: ____________________________________________________

          2. Withdraw from my Ivy Fund account:
             ___ Annually (on the _____ day of the month of
                 ______________).
             ___ Semiannually (on the ----- day of the months of
                 __________ and ________).
             ___ Quarterly (on the _____ day of the first/second/third
                 month of each calendar quarter.            (CIRCLE ONE)
             ___ Monthly*___ once per month on the ___ day
                         ___ twice per month on the _____ days
                         ___ 3 times per month on the _____ days
                         ___ 4 times per month on the _____ days

          3. I request the withdrawal proceeds be:
             ___ sent to the address listed in the registration
             ___ sent to the special payee listed in section 7A or 7B.
             ___ invested into additional Advisor Class shares of a
                 different Ivy Fund:

             Fund name: ____________________________________________________
             Account #: ____________________________________________________

      Note: A minimum balance of $10,000 is required to establish a SWP.

      6. OPTIONAL SPECIAL FEATURES (CONT.)

      C. FEDERAL FUNDS WIRE
         FOR REDEMPTION PROCEEDS**    ___ yes    ___ no

      By checking "yes" immediately above, I authorize IMSC to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (COMPLETE SECTION 7B).

      D. TELEPHONE EXCHANGES**    ___ yes    ___ no

      By checking "yes" immediately above, I authorize exchanges by telephone among the Ivy funds upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.
      If neither box is checked, the telephone exchange privilege will be provided automatically.

      E. TELEPHONIC REDEMPTIONS**    ___ yes    ___ no

      By checking "yes" immediately above, the Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

      If neither box is checked, the telephone redemption privilege will be provided automatically.

      * There must be a period of at least seven calendar days between each investment (AIM)/withdrawal (SWP) period.
      ** This option may not be used if shares are issued in certificate form.

  7     SPECIAL PAYEE

      A. MAILING ADDRESS: Please send all disbursements to this payee:

      Name of bank or individual ___________________________________________
      Account # (if applicable) ____________________________________________
      Street _______________________________________________________________
      City ______________________________State ___________________Zip ______
      B. FED WIRE/EFT INFORMATION

      Financial institution ________________________________________________
      ABA # ________________________________________________________________
      Account # ____________________________________________________________
      Street _______________________________________________________________
      City ______________________________State ___________________Zip ______
                           (PLEASE ATTACH A VOIDED CHECK.)

 8      SIGNATURES

          Investors should be aware that the failure to check the "No" under
      Section 6D or 6E above means that the Telephone Exchange/ Redemption Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "How to exchange shares" and "How to redeem shares" in the Prospectus for more information on these privileges.
          I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in
      Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.
          THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

      _________________________________________   _____________________________
      Signature of Owner, Custodian, Trustee or   Date
      Corporate Officer

      _________________________________________   _____________________________
      Signature of Joint Owner, Co-Trustee or     Date
      Corporate Officer

                          (Remember to sign Section 8)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
-- QUOTRON SYMBOLS AND CUSIP NUMBERS


   -------------------------------------------------------------------------------------------------------
                           FUND                                    SYMBOL                   CUSIP
   -------------------------------------------------------------------------------------------------------
   Ivy Asia Pacific Fund Advisor Class                             IAPVX                  465897312

   Ivy China Region Fund Advisor Class                             ICRVX                  465897270

   Ivy Developing Markets Fund Advisor Class                       IVCVX                  465897163

   Ivy European Opportunities Fund Advisor Class                   IEOVX                  465898856

   Ivy Global Fund Advisor Class                                   IVGVX                  465897239

   Ivy Global Natural Resources Fund Advisor Class                 IGNVX                  465897221

   Ivy Global Science & Technology Fund Advisor Class              IVTVX                  465897213

   Ivy International Fund II Advisor Class                         IVIVX                  465897197

   Ivy International Small Companies Fund Advisor Class            IVSVX                  465897189
   -------------------------------------------------------------------------------------------------------

(Ivy Funds Logo)

        -- HOW TO RECEIVE MORE
           INFORMATION ABOUT THE FUNDS


         Additional information about the Funds and their investments is contained in the Funds' Statement of Additional Information dated May 1, 2000, as supplemented on July 26, 2000 (the "SAI"), which is incorporated by reference into this Prospectus, and each Fund's annual and semiannual reports to shareholders. Each Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI and annual and semiannual reports are available upon request and without charge from the Distributor at the following address and phone number:


         Ivy Mackenzie Distributors, Inc.
         Via Mizner Financial Plaza
         700 South Federal Highway, Ste. 300
         Boca Raton, FL 33432
         800.456.5111

         Information about the Funds (including the SAI and annual and semiannual reports) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (please call 1-202-942-8090 for further details). Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet Website (www.sec.gov), and copies of this information may be obtained, upon payment of a copying fee, by electronic request at the following address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-6009.

         Investment Company Act File No. 811-1028

01INTLADV0700


          -- SHAREHOLDER
             INQUIRIES

             Please call
             Ivy Mackenzie
             Services Corp.,
             the Funds' transfer agent,
             regarding any other
             inquiries about the Funds
             at 800.777.6472,
             e-mail us at

             acctinfo@ivyfunds.com

             or visit our web site at

             www.ivyfunds.com.

                                     PART B
                                    IVY FUND

                       Statement of Additional Information

                                 September 1, 2000

------------------------------------------------------------------------------

Acquisition  of the Assets of           By and in Exchange  for Shares of
Ivy Asia Pacific Fund ("IAPF"),         Ivy Pacific Opportunities Fund ("IPOF")
a series of Ivy Fund (the "Trust")      a series of the Trust
Via Mizner  Financial Plaza             Via Mizner Financial Plaza
700 South Federal  Highway              700 South Federal Highway
Boca Raton, FL 33432                    Boca Raton, FL 33432

This Statement of Additional Information is available to the shareholders of IAPF in connection with a proposed transaction whereby IPOF will acquire all or substantially all of the assets and all of the liabilities of IAPF in exchange for shares of IPOF (the "Reorganization").

This Statement of Additional Information of the Trust contains material that may be of interest to investors but that is not included in the Prospectus/Proxy Statement of the Trust relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. The Funds' Statements of Additional Information dated May 1, 2000 as supplemented on August 30, 2000 (one for the Funds' Class A, B and C shares and a second for the Funds' Advisor Class shares), which were filed with the Securities and Exchange Commission (the "Commission") via EDGAR on August 30, 2000 (File No. 2-17613) and are incorporated by reference herein.

2. Each Fund's Semi Annual Report to Shareholders for the period ended June 30, 2000 which were filed with the Commission via EDGAR on August 31, 2000 (File No. 811-01028) and are incorporated by reference herein.

3. Each Fund's Annual Report to shareholders for the fiscal year ended December 31, 1999, which were filed with the Commission via EDGAR on February 28, 2000 (File No. 811-01028) and are incorporated by reference herein.

4. Pro forma combined financial statements (unaudited) of the Funds for the period ended June 30, 2000.

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated October __, 2000 relating to the Reorganization may be obtained by writing IAPF at Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, Florida 33432, or by calling Ivy Mackenzie Distributors, Inc. (the Fund's distributor) at 1-800-456-5111. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                              IVY ASIA PACIFIC FUND
                           IVY DEVELOPING MARKETS FUND
                         IVY EUROPEAN OPPORTUNITIES FUND
                                 IVY GLOBAL FUND
                        IVY GLOBAL NATURAL RESOURCES FUND
                      IVY GLOBAL SCIENCE & TECHNOLOGY FUND
                            IVY INTERNATIONAL FUND II
                     IVY INTERNATIONAL SMALL COMPANIES FUND
                         IVY PACIFIC OPPORTUNITIES FUND

                                    series of

                                    IVY FUND
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2000

                       (as supplemented on August 30, 2000)


         Ivy Fund (the "Trust") is an open-end management investment company that currently consists of eighteen portfolios, each of which (except for Ivy International Strategic Bond Fund) is diversified. This Statement of Additional Information ("SAI") relates to the Class A, B and C shares of the nine Funds listed above, and to the Class I shares of Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, and Ivy International Small Companies Fund (each a "Fund"). The other nine portfolios of the Trust are described in separate prospectuses and SAIs.

         This SAI is not a prospectus and should be read in conjunction with the prospectus for the Funds dated May 1, 2000, as supplemented on August 30, 2000 (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number printed below. The Funds also offer Advisor Class shares, which are described in a separate prospectus and SAI that may also be obtained without charge from the Distributor.

         Each Fund's Annual Report to shareholders, dated December 31, 1999 (each an "Annual Report"), is incorporated by reference into this SAI. Each Fund's Annual Report may be obtained without charge from the Distributor.

                               INVESTMENT MANAGER

                          Ivy Management, Inc. ("IMI")
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 777-6472

                                   DISTRIBUTOR

                    Ivy Mackenzie Distributors, Inc. ("IMDI")
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 456-5111

                               INVESTMENT ADVISER
                     (for Ivy Global Natural Resources Fund)

                     Mackenzie Financial Corporation ("MFC")
                              150 Bloor Street West
                                    Suite 400
                                Toronto, Ontario
                                  CANADA M5S3B5

                            Telephone: (416) 922-5322

                                TABLE OF CONTENTS

GENERAL INFORMATION......................................................1
INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS.......................1
         IVY ASIA PACIFIC FUND...........................................2
         IVY PACIFIC OPPORTUNITIES FUND..................................5
         IVY DEVELOPING MARKETS FUND.....................................8
         IVY EUROPEAN OPPORTUNITIES FUND................................11
         IVY GLOBAL FUND................................................14
         IVY GLOBAL NATURAL RESOURCES FUND..............................17
         IVY GLOBAL SCIENCE & TECHNOLOGY FUND...........................20
         IVY INTERNATIONAL FUND II......................................23
         IVY INTERNATIONAL SMALL COMPANIES FUND.........................26
RISK CONSIDERATIONS.....................................................29
         EQUITY SECURITIES..............................................29
         CONVERTIBLE SECURITIES.........................................29
         SMALL COMPANIES................................................30
         INITIAL PUBLIC OFFERINGS.......................................30
         NATURAL RESOURCES AND PHYSICAL COMMODITIES.....................31
         DEBT SECURITIES................................................32
         ILLIQUID SECURITIES............................................35
         FOREIGN SECURITIES.............................................36
         DEPOSITORY RECEIPTS............................................37
         EMERGING MARKETS...............................................37
         SECURITIES ISSUED IN PACIFIC REGION COUNTRIES..................38
         FOREIGN SOVEREIGN DEBT OBLIGATIONS.............................39
         BRADY BONDS....................................................40
         FOREIGN CURRENCIES.............................................40
         FOREIGN CURRENCY EXCHANGE TRANSACTIONS.........................41
         OTHER INVESTMENT COMPANIES.....................................42
         REPURCHASE AGREEMENTS..........................................42
         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS..............42
         COMMERCIAL PAPER...............................................43
         BORROWING......................................................43
         WARRANTS ......................................................43
         REAL ESTATE INVESTMENT TRUSTS (REITs)..........................43
         OPTIONS TRANSACTIONS...........................................44
         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.............47
         SECURITIES INDEX FUTURES CONTRACTS.............................50
         COMBINED TRANSACTIONS..........................................52
PORTFOLIO TURNOVER......................................................52
TRUSTEES AND OFFICERS...................................................53
PRINCIPAL HOLDERS OF SECURITIES.........................................59
INVESTMENT ADVISORY AND OTHER SERVICES..................................67
         BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES...........67
         DISTRIBUTION SERVICES..........................................70
         CUSTODIAN......................................................81
         FUND ACCOUNTING SERVICES.......................................81
         TRANSFER AGENT AND DIVIDEND PAYING AGENT.......................82
         ADMINISTRATOR..................................................82
         AUDITORS ......................................................83
BROKERAGE ALLOCATION....................................................83
CAPITALIZATION AND VOTING RIGHTS........................................85
SPECIAL RIGHTS AND PRIVILEGES...........................................87
         AUTOMATIC INVESTMENT METHOD....................................87
         EXCHANGE OF SHARES.............................................88
         CONTINGENT DEFERRED SALES CHARGE SHARES........................88
         LETTER OF INTENT...............................................90
         RETIREMENT PLANS...............................................91
         REINVESTMENT PRIVILEGE.........................................95
         RIGHTS OF ACCUMULATION.........................................95
         SYSTEMATIC WITHDRAWAL PLAN.....................................95
         GROUP SYSTEMATIC INVESTMENT PROGRAM............................96
REDEMPTIONS.............................................................97
CONVERSION OF CLASS B SHARES............................................98
NET ASSET VALUE.........................................................99
TAXATION ..............................................................100
         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS.......101
         CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES........102
         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES............103
         DEBT SECURITIES ACQUIRED AT A DISCOUNT........................103
         DISTRIBUTIONS.................................................104
         DISPOSITION OF SHARES.........................................104
         FOREIGN WITHHOLDING TAXES.....................................105
         BACKUP WITHHOLDING............................................106
PERFORMANCE INFORMATION................................................106
FINANCIAL STATEMENTS...................................................132
APPENDIX A.............................................................133

                               GENERAL INFORMATION

         Each Fund is organized as a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. Ivy Asia Pacific Fund commenced operations on January 1, 1997 (Class A, Class B and Class C shares). Ivy Pacific Opportunities Fund commenced operations (Class A and Class B shares) on October 22, 1993; the inception dates for the Fund's Class C and Advisor Class shares were April 30, 1996 and February 10, 1998, respectively. Ivy Developing Markets Fund commenced operations (Class A and Class B shares) on November 1, 1994; the inception dates for the Fund's Class C and Advisor Class shares were April 30, 1996 and April 30, 1998, respectively. Ivy European Opportunities Fund commenced operations on May 3, 1999 (all Classes). Ivy Global Fund commenced operations (Class A shares) on April 18, 1991; the inception dates for the Fund's Class B, Class C and Advisor Class shares were April 1, 1994, April 30, 1996 and April 30, 1998, respectively. Ivy Global Natural Resources Fund and Ivy International Small Companies Fund commenced operations on January 1, 1997 (Class A, Class B and Class C shares); the inception dates for the Funds' Advisor Class shares were April 18, 1999 and July 1, 1999, respectively. Ivy Global Science & Technology Fund commenced operations on July 22, 1996 (Class A, Class B and Class C shares); the inception date for the Fund's Advisor Class shares was April 15, 1998. Ivy International Fund II commenced operations on May 13, 1997 (Class A, Class B and Class C shares); the inception date for the Fund's Advisor Class shares was February 23, 1998.

         Descriptions in this SAI of a particular investment practice or technique in which any Fund may engage or a financial instrument which any Fund may purchase are meant to describe the spectrum of investments that IMI, in its discretion, might, but is not required to, use in managing each Fund's portfolio assets. For example, IMI may, in its discretion, at any time employ a given practice, technique or instrument for one or more funds but not for all funds advised by it. It is also possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case a Fund would not use them. Investors should also be aware that certain practices, techniques, or instruments could, regardless of their relative importance in a Fund's overall investment strategy, from time to time have a material impact on that Fund's performance.

                INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS

         Each Fund has its own investment objectives and policies, which are described in the Prospectus under the captions "Summary" and "Additional Information About Strategies and Risks." Descriptions of each Fund's policies, strategies and investment restrictions, as well as additional information regarding the characteristics and risks associated with each Fund's investment techniques, are set forth below.

         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to a Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by a Fund, such as a change in market conditions or a change in a Fund's asset level or other circumstances beyond a Fund's control, will not be considered a violation.

IVY ASIA PACIFIC FUND

         The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in securities issued in Asia-Pacific countries, which for purposes of this SAI are defined to include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. Securities of Asia-Pacific issuers include: (a) securities of companies organized under the laws of an Asia-Pacific country or for which the principal securities trading market is in the Asia-Pacific region; (b) securities that are issued or guaranteed by the government of an Asia-Pacific country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Asia-Pacific region; and (d) any of the preceding types of securities in the form of depository shares.

         The Fund may participate in markets throughout the Asia-Pacific region, and it is expected that the Fund will be invested at all times in at least three Asia-Pacific countries. As a fundamental policy, the Fund does not concentrate its investments in any particular industry.

         The Fund may invest up to 35% of its assets in investment-grade debt securities of government or corporate issuers in emerging market countries, equity securities and investment grade debt securities of issuers in developed countries (including the United States), warrants, and cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest up to 5% of its net assets in zero coupon bonds, and in debt securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Services ("S&P"), or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         For temporary or emergency purposes, Ivy Asia Pacific Fund may borrow from banks in accordance with the provisions of the Investment Company Act of 1940, as amended, (the "1940 Act"), but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies that invest in securities issued in Asia-Pacific countries in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. The Fund may write or buy straddles or spreads. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

INVESTMENT RESTRICTIONS FOR IVY ASIA PACIFIC FUND

         Ivy Asia Pacific Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(ii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii)The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(iv) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(v) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vi) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(vii)The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

               ADDITIONAL RESTRICTIONS FOR IVY ASIA PACIFIC FUND

         Ivy Asia Pacific Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(iii) sell securities short, except for short sales "against the box";

(iv) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund" total assets;

(v) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment adviser for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account; or

(vi) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures.

IVY PACIFIC OPPORTUNITIES FUND

         The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in securities issued in Pacific region countries, which for purposes of this SAI are defined to include Australia, Bangladesh, Brunai, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. Securities of Pacific region issuers include: (a) securities of companies organized under the laws of a Pacific region country or whose principal securities trading market is in the Pacific region; (b) securities that are issued or guaranteed by the government of a Pacific region country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific region; and (d) any of the preceding types of securities in the form of depository shares.

         The Fund may participate in markets throughout the Pacific region, and it is expected that the Fund will be invested at all times in at least three Pacific region countries. As a fundamental policy, the Fund does not concentrate its investments in any particular industry.

         The Fund may invest up to 35% of its assets in investment-grade debt securities (i.e., those rated in the four highest rating categories used by Moody's or S&P of government or corporate issuers in emerging market countries, equity securities and investment-grade debt securities of issuers in developed countries (including the United States), warrants, and cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest up to 5% of its net assets in zero coupon bonds, and in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         For temporary or emergency purposes, the Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may invest in sponsored or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs), and Global Depository Shares ("GDSs), warrants, and securities issued on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. The Fund may write or buy straddles or spreads. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

INVESTMENT RESTRICTIONS FOR IVY PACIFIC OPPORTUNITIES FUND

         Ivy Pacific Opportunities Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii)The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii)The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

ADDITIONAL RESTRICTIONS FOR IVY PACIFIC OPPORTUNITIES FUND

         Ivy Pacific Opportunities Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest in oil, gas or other mineral leases or exploration or development programs;

(ii) invest in companies for the purpose of exercising control of management;

(iii)invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(v) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(vi) borrow money, except for temporary purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

(vii)purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(viii) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment adviser for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(ix) sell securities short, except for short sales "against the box"; or

(x) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940.

IVY DEVELOPING MARKETS FUND

         Ivy Developing Markets Fund's principal objective is long-term growth. Consideration of current income is secondary to this principal objective. In pursuing its objective, the Fund invests primarily in the equity securities of companies that IMI believes will benefit from the economic development and growth of emerging markets. The Fund considers countries having emerging markets to be those that (i) are generally considered to be "developing" or "emerging" by the World Bank and the International Finance Corporation, or (ii) are classified by the United Nations (or otherwise regarded by their authorities) as "emerging." Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities (including common and preferred stocks, convertible debt obligations, warrants, options (subject to the restrictions set forth below), rights, and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs that are listed on stock exchanges or traded over-the-counter) of "Emerging Market growth companies," which are defined as companies (a) for which the principal securities trading market is an emerging market (as defined above),
(b) that each (alone or on a consolidated basis) derives 50% or more of its total revenue either from goods, sales or services in emerging markets, or (c) that are organized under the laws of (and with a principal office in) an emerging market country.

         The Fund normally invests its assets in the securities of issuers located in at least three emerging market countries, and may invest 25% or more of its total assets in the securities of issuers located in any one country. IMI's determination as to whether a company qualifies as an Emerging Market growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent information (some of which may be obtained directly from the company).

         For purposes of capital appreciation, Ivy Developing Markets Fund may invest up to 35% of its total assets in (i) debt securities of government or corporate issuers in emerging market countries, (ii) equity and debt securities of issuers in developed countries (including the United States), and (iii) cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest in zero coupon bonds and purchase securities on a "when-issued" or firm commitment basis.

         The Fund will not invest more than 20% of its total assets in debt securities rated Ba or lower by Moody's or BB or lower by S&P, or if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         For temporary or emergency purposes, the Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

INVESTMENT RESTRICTIONS FOR IVY DEVELOPING MARKETS FUND

         Ivy Developing Markets Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii)The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii)The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

ADDITIONAL RESTRICTIONS FOR IVY DEVELOPING MARKETS FUND

         Unless otherwise indicated, Ivy Developing Markets Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest in oil, gas or other mineral leases or exploration or development programs;

(ii) invest in companies for the purpose of exercising control of management;

(iii)invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(v) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(vi) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

(vii) purchase securities on margin;

(viii) sell securities short; or

(ix) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act a brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940.

         Under the 1940 Act, the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restrictions (v) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY EUROPEAN OPPORTUNITIES FUND

         The Fund's investment objective is long-term capital growth by investing in the securities markets of Europe. The Fund's subadviser, Henderson Investment Management Limited ("Henderson"), will invest the Fund's assets in the securities of European companies, including those companies operating in the emerging markets of Europe and small capitalization companies operating in the developed markets of Europe. The Fund may also invest in larger capitalization European companies and European companies which have been subject to special circumstances, e.g., privatized companies or companies which provide exceptional value. Although the majority of the Fund's assets will be invested in equity securities, the Fund may also invest in cash, short-term or long-term fixed income securities issued by corporations and governments of Europe if considered appropriate in relation to the then current economic or market conditions in any country.

         The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies domiciled or otherwise doing business (as described below) in European countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of "European companies," which include any issuer (a) that is organized under the laws of a European country; (b) that derives 50% or more of its total revenues from goods produced or sold, investments made or services performed in Europe; or (c) for which the principal trading market is in Europe. The equity securities in which the Fund may invest include common stock, preferred stock and common stock equivalents such as warrants and convertible debt securities. These may include securities issued pursuant to initial public offerings ("IPOs"). The Fund may engage in short-term trading. The Fund may also invest in sponsored or unsponsored ADRs, EDRs, GDRs, ADSs, EDSs and GDSs. The Fund does not expect to concentrate its investments in any particular industry.

         The Fund may invest up to 35% of its net assets in debt securities, but will not invest more than 20% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P or, if unrated, considered by Henderson to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. The Fund may purchase Brady Bonds and other sovereign debt of countries that have restructured or are in the process of restructuring their sovereign debt. The Fund may also purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. In addition, the Fund may invest up to 5% of its net assets in zero coupon bonds.

         For temporary defensive purposes or when Henderson believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, investment grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P or, if unrated, considered by Henderson to be of comparable quality), warrants, and cash or cash equivalents such as domestic or foreign bank obligations (including certificates of deposit, time deposits and bankers' acceptances), short-term notes, repurchase agreements, and domestic or foreign commercial paper.

         The Fund may borrow money in accordance with the provisions of the 1940 Act. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

         For hedging purposes, the Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls.

         For hedging purposes only, the Fund may engage in transactions in (and options on) stock index, interest rate and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy straddles or spreads.

INVESTMENT RESTRICTIONS FOR IVY EUROPEAN OPPORTUNITIES FUND

         Ivy European Opportunities Fund's investment objective, as set forth in the Prospectus under "Investment Objective and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii)The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii)The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

ADDITIONAL RESTRICTIONS FOR IVY EUROPEAN OPPORTUNITIES FUND

         Ivy European Opportunities Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the subadviser's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market or to other factors, is liquid;

(ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(iii) purchase or sell real estate limited partnership interests;

(iv) sell securities short, except for short sales "against the box";

(v) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's subadviser, for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(vi) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(vii)make investments in securities for the purpose of exercising control over or management of the issuer; or

(viii) invest in interests in oil, gas and/or mineral exploration or development programs (other than securities of companies that invest in or sponsor such programs).

IVY GLOBAL FUND

         Ivy Global Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Any income realized will be incidental. Under normal conditions, the Fund will invest at least 65% of its total assets in the common stock of companies throughout the world, with at least three different countries (one of which may be the United States) represented in the Fund's overall portfolio holdings. Although the Fund generally invests in common stock, it may also invest in preferred stock, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero coupon bonds.

         The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         The Fund may invest in equity real estate investment trusts, warrants, and securities issued on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities. The Fund may not invest more than 5% of its total assets in restricted securities.

         For temporary defensive purposes and during periods when IMI believes that circumstances warrant, Ivy Global Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

         The Fund may purchase put and call options on stock indices, provided the premium paid for such options does not exceed 10% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may write covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. The Fund may also write and buy straddles and spreads. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 20% of its total assets.

INVESTMENT RESTRICTIONS FOR IVY GLOBAL FUND

         Ivy Global Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii)The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii)The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

ADDITIONAL RESTRICTIONS FOR IVY GLOBAL FUND

         Ivy Global Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i)  purchase or sell real estate limited partnership interests;

(ii) purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs);

(iii) invest in oil, gas and/or mineral exploration or development programs;

(iv) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(v) make investments in securities for the purpose of exercising control over or management of the issuer;

(vi) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Manager for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(vii)borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes. All borrowings will be repaid before any additional investments are made;

(viii) purchase any security if, as a result, the Fund would then have more than 5% of its total assets (taken at current value) invested in securities restricted as to disposition under the Federal securities laws; or

(ix) purchase securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that the Fund may invest in securities of other investment companies subject to the restrictions in Section 12(d)(1) of the Investment Company Act of 1940.

         The Fund does not interpret fundamental restriction (v) to prohibit investment in real estate investment trusts.

IVY GLOBAL NATURAL RESOURCES FUND

         Ivy Global Natural Resources Fund's investment objective is long-term growth. Any income realized will be incidental. Under normal conditions, the Fund invests at least 65% of its total assets in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. "Natural resources" generally include precious metals (such as gold, silver and platinum), ferrous and nonferrous metals (such as iron, aluminum and copper), strategic metals (such as uranium and titanium), coal, oil, natural gases, timber, undeveloped real property and agricultural commodities. Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs. The Fund may also invest directly in precious metals and other physical commodities. In selecting the Fund's investments, MFC will seek to identify securities of companies that, in MFC's opinion, appear to be undervalued relative to the value of the companies' natural resource holdings.

         MFC believes that certain political and economic changes in the global environment in recent years have had and will continue to have a profound effect on global supply and demand of natural resources, and that rising demand from developing markets and new sources of supply should create attractive investment opportunities. In selecting the Fund's investments, MFC will seek to identify securities of companies that, in MFC's opinion, appear to be undervalued relative to the value of the companies' natural resource holdings.

         For temporary defensive purposes, Ivy Global Natural Resources Fund may invest without limit in cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

         For hedging purposes only, the Fund may engage in transactions in (and options on) foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy puts, calls, straddles or spreads.

INVESTMENT RESTRICTIONS FOR IVY GLOBAL NATURAL RESOURCES FUND

         Ivy Global Natural Resources Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii)The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in (a) commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI and (b) commodities relating to natural resources, as described in the Prospectus and this SAI.

(vii)The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

ADDITIONAL RESTRICTIONS FOR IVY GLOBAL NATURAL RESOURCES FUND

         Ivy Global Natural Resources Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

(iii)purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs);

(iv) invest in interests in oil, gas and/or mineral exploration or development programs;

(v)  sell securities short, except for short sales "against the box;"

(vi) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund" total assets;

(vii)participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment adviser for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(viii) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures; or

(ix) make investments in securities for the purpose of exercising control over or management of the issuer.

         Under the 1940 Act, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY GLOBAL SCIENCE & TECHNOLOGY FUND

         Ivy Global Science & Technology Fund's principal investment objective is long-term capital growth. Any income realized will be incidental. Under normal conditions, the Fund will invest at least 65% of its total assets in the common stock of companies that are expected to benefit from the development, advancement and use of science and technology. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. Industries likely to be represented in the Fund's portfolio include computers and peripheral products, software, electronic components and systems, telecommunications, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology, environmental services, chemicals and synthetic materials, and defense and aerospace. The Fund may also invest in companies that are expected to benefit indirectly from the commercialization of technological and scientific advances. In recent years, rapid advances in these industries have stimulated unprecedented growth. While this is no guarantee of future performance, IMI believes that these industries offer substantial opportunities for long-term capital appreciation. Investments made by the Fund may include securities issued pursuant to IPOs. The Fund may also engage in short-term trading.

         Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero coupon bonds. The fund may also invest up to 5% of its net assets in debt securities that are rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         The Fund may invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) in other investment companies in accordance with the provisions of the 1940 Act and
(ii) up to 15% of its net assets in illiquid securities.

         For temporary defensive purposes and during periods when IMI believes that circumstances warrant, Ivy Global Science & Technology Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

         The Fund may purchase put and call options on stock indices and on individual securities, provided the premium paid for such options does not exceed 10% of the value of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may write covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 20% of the value of its total assets.

INVESTMENT RESTRICTIONS FOR IVY GLOBAL SCIENCE & TECHNOLOGY FUND

         Ivy Global Science & Technology Fund's investment objective, as set forth in the "Summary" section of the Prospectus, and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii)The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii)The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

ADDITIONAL RESTRICTIONS FOR IVY GLOBAL SCIENCE & TECHNOLOGY FUND

         Ivy Global Science & Technology Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest in oil, gas or other mineral leases or exploration or development programs;

(ii) invest in companies for the purpose of exercising control or management;

(iii)invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(v) borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for emergency purposes.

(vi) purchase securities on margin;

(vii) sell securities short, except for short sales "against the box"; or

(viii) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act.

         Under the 1940 Act, the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY INTERNATIONAL FUND II

         Ivy International Fund II's principal objective is long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. It is anticipated that at least 65% of the Fund's total assets will be invested in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets. IMI, the Fund's investment manager, invests the Fund's assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. IMI seeks to identify rapidly expanding foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength. Companies in which investments are made will generally have at least $1 billion in capitalization and a solid history of operations.

         When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to 10% of the value of its total assets from banks. The Fund may also purchase securities on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act and up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

INVESTMENT RESTRICTIONS FOR IVY INTERNATIONAL FUND II

         Ivy International Fund II's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii)The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii)The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

ADDITIONAL RESTRICTIONS FOR IVY INTERNATIONAL FUND II

         Ivy International Fund II has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i) invest in oil, gas or other mineral leases or exploration or development programs;

(ii) invest in companies for the purpose of exercising control of management;

(iii)invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv) sell securities short, except for short sales, "against the box;"

(v) borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for emergency purposes.

(vi) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940;

(vii)purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures; or

(viii) purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidations.

         Ivy International Fund II will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

         Under the Investment Company Act of 1940, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets.

IVY INTERNATIONAL SMALL COMPANIES FUND

         Ivy International Small Companies Fund's principal investment objective is long-term growth primarily through investment in foreign equity securities. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in common and preferred stocks (and securities convertible into common stocks) of foreign issuers having total initial market capitalization of less than $2 billion. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in the United States. The Fund will invest its assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any area and to enable shareholders to participate in markets that do not necessarily move in concert with the U.S. market. The factors that IMI considers in determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships. The Fund may purchase securities issued pursuant to IPOs. The Fund may engage in short-term trading.

         In selecting the Fund's investments, IMI will seek to identify securities that are attractively priced relative to their intrinsic value. The intrinsic value of a particular security is analyzed by reference to characteristics such as relative price-earnings ratio, dividend yield and other relevant factors (such as applicable financial, tax, social and political conditions).

         When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities, zero coupon bonds, preferred stocks, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. The Fund may also invest up to 5% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         For temporary or emergency purposes, Ivy International Small Companies Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy straddles or spreads.

INVESTMENT RESTRICTIONS FOR IVY INTERNATIONAL SMALL COMPANIES FUND

         Ivy International Small Companies Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii)The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii)The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

ADDITIONAL RESTRICTIONS FOR IVY INTERNATIONAL SMALL COMPANIES FUND

         Ivy International Small Companies Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i)  purchase or sell real estate limited partnership interests;

(ii) purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs);

(iii) invest in oil, gas and/or mineral exploration or development programs;

(iv) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(v) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

(vi) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

(vii) sell securities short, except for short sales "against the box;"

(viii) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment adviser for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(ix) make investments in securities for the purpose of exercising control over or management of the issuer; or

(x) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures.

                                RISK CONSIDERATIONS

EQUITY SECURITIES

         Equity securities can be issued by companies to raise cash; all equity securities represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company stocks may also be higher than those of larger companies.

CONVERTIBLE SECURITIES

         The convertible securities in which each Fund may invest include corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

SMALL COMPANIES

         Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of small or new companies may be subject to more abrupt or erratic market movements because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs in smaller company stocks also may be higher than those of larger companies.

INITIAL PUBLIC OFFERINGS

         Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

NATURAL RESOURCES AND PHYSICAL COMMODITIES

         Since Ivy Global Natural Resources Fund normally invests a substantial portion of its assets in securities of companies engaged in natural resources activities, that Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund's securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments. In selecting the Fund's portfolio of investments, MFC will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

         Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

         Ivy Global Natural Resources Fund's investments in precious metals (such as gold) and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time. On the other hand, investments in precious metals coins or bullion could help to moderate fluctuations in the value of the Fund's portfolio, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the appreciation and depreciation on such investments. The Fund may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When the Fund purchases a precious metal, MFC currently intends that it will only be in a form that is readily marketable. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from gains resulting from selling precious metals or any other physical commodity. Accordingly, the Fund may be required to hold its precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when for investment reasons it would not otherwise do so.

DEBT SECURITIES

         IN GENERAL. Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

         INVESTMENT-GRADE DEBT SECURITIES. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). Each Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by IMI to be of comparable quality.

         LOW-RATED DEBT SECURITIES. Securities rated lower than Baa by Moody's or BBB by S&P, and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds), including many emerging markets bonds, are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater volatility of price and risk of principal and income (and may be less liquid) than securities in the higher rating categories. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

         Lower rated and unrated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         Changes in interest rates may have a less direct or dominant impact on high yield bonds than on higher quality issues of similar maturities. However, the price of high yield bonds can change significantly or suddenly due to a host of factors including changes in interest rates, fundamental credit quality, market psychology, government regulations, U.S. economic growth and, at times, stock market activity. High yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund may have to replace the security with a lower yielding security.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of each Fund to accurately value high yield securities in the Fund's portfolio, could adversely affect the price at which a Fund could sell such securities, and cause large fluctuations in the daily net asset value of a Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of IMI not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of each Fund's investment objectives by investment in such securities may be more dependent on IMI's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the best interest of each Fund to retain or dispose of such security. However, should any individual bond held by any Fund be downgraded below a rating of C, IMI currently intends to dispose of such bond based on then existing market conditions.

         Prices for high yield securities may be affected by legislative and regulatory developments. For example, Federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

     U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, and may involve significantly greater price and yield volatility than traditional debt securities. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

         Securities issued by U.S. Government instrumentalities and certain Federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Association, and Student Loan Marketing Association.

         ZERO COUPON BONDS. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If a Fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from, for example, sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in a Fund being forced to sell portfolio securities at a time when it might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to each Fund on a current basis, but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

         FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES. New issues of certain debt securities are often offered on a "when-issued" basis, meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The Fund uses such investment techniques in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. In either instance, the Fund will maintain in a segregated account with its Custodian cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

ILLIQUID SECURITIES

         Each Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable" (i.e., they cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale). This investment practice, therefore, could have the effect of increasing the level of illiquidity of each Fund. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use by IMI in determining whether a security is illiquid.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. Each Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, if so, could be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, IMI will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors IMI may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

FOREIGN SECURITIES

         The securities of foreign issuers in which each Fund may invest include non-U.S. dollar-denominated debt securities, Euro dollar securities, sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and related depository instruments, American Depository Shares ("ADSs"), Global Depository Shares ("GDSs"), and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in each Fund's domestic investments.

         Although IMI intends to invest each Fund's assets only in nations that are generally considered to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation on income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default on foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which each Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, each Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

         Foreign bond markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. It may be more difficult for each Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to each Fund associated with the foregoing considerations through investment variation and continuous professional management.

DEPOSITORY RECEIPTS

         ADRs, GDRs, ADSs, GDSs and related securities are depository instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company. These instruments evidence ownership of underlying securities issued by a U.S. or foreign corporation. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

EMERGING MARKETS

         Each Fund could have significant investments in securities traded in emerging markets. Investors should recognize that investing in such countries involves special considerations, in addition to those set forth above, that are not typically associated with investing in United States securities and that may affect each Fund's performance favorably or unfavorably.

         In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which each Fund and its shareholders will benefit.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict each Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of each Fund's investments. Further, many emerging markets have experienced and continue to experience high rates of inflation.

         Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain Eastern European countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, each Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to each Fund's net asset value.

         Certain Eastern European countries that do not have well-established trading markets are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of each Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), with respect to the custody of each Fund's cash and securities, each Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

SECURITIES ISSUED IN PACIFIC REGION COUNTRIES

         Certain Pacific region countries in which Ivy Asia Pacific Fund and Ivy Pacific Opportunities Fund are likely to invest are developing countries, and may be in the initial stages of their industrialization cycle. The economic structures of developing countries generally are less diverse and mature than in the United States, and their political systems may be relatively unstable. Historically, markets of developing countries have been more volatile than the markets of developed countries, yet such markets often have provided higher rates of return to investors.

         Investing in securities of issuers in Pacific region countries involves certain considerations not typically associated with investing in securities issued in the United States or in other developed countries, including (i) restrictions on foreign investment and on repatriation of capital invested in Asian countries, (ii) currency fluctuations, (iii) the cost of converting foreign currency into United States dollars, (iv) potential price volatility and lesser liquidity of shares traded on Pacific region securities markets and (v) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war.

         Certain Pacific region countries may be more vulnerable to the ebb and flow of international trade and to trade barriers and other protectionist or retaliatory measures. Investments in countries that have recently opened their capital markets and that appear to have relaxed their central planning requirement, as well as in countries that have privatized some of their state-owned industries, should be regarded as speculative.

         The settlement period of securities transactions in foreign markets in general may be longer than in domestic markets, and such delays may be of particular concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in developing countries than in developed countries, either one of which may increase settlement delays.

         Securities exchanges, issuers and broker-dealers in some Pacific region countries are subject to less regulatory scrutiny than in the United States. In addition, due to the limited size of the markets for Pacific region securities, the prices for such securities may be more vulnerable to adverse publicity, investors' perceptions or traders' positions or strategies, which could cause a decrease not only in the value but also in the liquidity of a Fund's investments.

FOREIGN SOVEREIGN DEBT OBLIGATIONS

         Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

BRADY BONDS

         Ivy European Opportunities Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Peru, the Philippines, Poland, Uruguay, and Venezuela.

         Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S.
dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

         Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

FOREIGN CURRENCIES

         Investment in foreign securities usually will involve currencies of foreign countries. Moreover, each Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of each Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and each Fund may incur costs in connection with conversions between various currencies. Although each Fund's custodian values the Fund's assets daily in terms of U.S. dollars, each Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

     Because each Fund normally will be invested in both U.S. and foreign securities markets, changes in each Fund's share price may have a low correlation with movements in U.S. markets. Each Fund's share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of each Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which each Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to each Fund.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         Each Fund may enter into forward foreign currency contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

         While each Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for each Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by that Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

         Each Fund may purchase currency forwards and combine such purchases with sufficient cash or short-term securities to create unleveraged substitutes for investments in foreign markets when deemed advantageous. Each Fund may also combine the foregoing with bond futures or interest rate futures contracts to create the economic equivalent of an unhedged foreign bond position.

         Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which the Fund expects to have portfolio exposure.

         Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

OTHER INVESTMENT COMPANIES

         Each Fund may invest up to 10% of its total assets in the shares of other investment companies. As a shareholder of an investment company, a Fund would bear its ratable shares of the fund's expenses (which often include an asset-based management fee). Each Fund could also lose money by investing in other investment companies, since the value of their respective investments and the income they generate will vary daily based on prevailing market conditions.

REPURCHASE AGREEMENTS

         Repurchase agreements are contracts under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by the Board, each Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that IMI has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. Each Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by IMI under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, each Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. Each Fund's investments in certificates of deposit, time deposits, and bankers' acceptance are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan association which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IMI's opinion, of an investment quality comparable to other debt securities which may be purchased by a Fund. Each Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

COMMERCIAL PAPER

         Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Each Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

BORROWING

         Borrowing may exaggerate the effect on each Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of each Fund's borrowings will be fixed, each Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

WARRANTS

         The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by any Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

REAL ESTATE INVESTMENT TRUSTS (REITs)

         A REIT is a corporation, trust or association that invests in real estate mortgages or equities for the benefit of its investors. REITs are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Such entities are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the Investment Company Act of 1940 (the "1940 Act"). By investing in REITs indirectly through Ivy Global Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

OPTIONS TRANSACTIONS

         IN GENERAL. A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

         If the writer of a U.S. exchange-traded option wishes to terminate the obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date. Closing purchase transactions are not available for OTC transactions. In order to terminate an obligations in an OTC transaction, Fund would need to negotiate directly with the counterparty.

         Each Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by that Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that a Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by each Fund, are taxable as ordinary income. See "Taxation."

         Each Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by that Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

         Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by each Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When a Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

         WRITING OPTIONS ON INDIVIDUAL SECURITIES. Each Fund may write (sell) covered call options on each Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. Each Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of each Fund, each Fund generally would write call options only in circumstances where the investment adviser to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

         A "covered" call option means generally that so long as a Fund is obligated as the writer of a call option, that Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although a Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. Each Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

         As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as a Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. Each Fund may purchase a put option on an underlying security owned by that Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. Each Fund, as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that a Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by any Fund for leverage purposes.

         Each Fund may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. A Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. Each Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of a U.S. option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

         There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. Transfer of an OTC option is usually prohibited absent the consent of the original counterparty. There is no assurance that a Fund will be able to close out an OTC option position at a favorable price prior to its expiration. An OTC counterparty may fail to deliver or to pay, as the case may be. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, a Fund may experience losses in some cases as a result of such inability.

         When conducted outside the U.S., options transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:
(i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in each Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

     Each Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions. See "Portfolio Turnover."

         Each Fund's success in using options techniques depends, among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         IN GENERAL. Each Fund may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures position.

         Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, each Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, each Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

         When purchasing a futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, each Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

         When selling a futures contract, each Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, each Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         When selling a call option on a futures contract, each Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or covering the difference if the price is higher.

         When selling a put option on a futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

         FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

         An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

         Each Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. Each Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

         In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

         Each Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. Each Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

         RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

         Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

SECURITIES INDEX FUTURES CONTRACTS

         Each Fund (except Ivy Global Natural Resources Fund) may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. Each Fund will not engage in transactions in futures contracts for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "Exchange"). The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

         Each Fund's success in using hedging techniques depends, among other things, on IMI's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

         Each Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect. Consequently, each Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

         Although each Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when a Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, a Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

         Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

         Each Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. Each Fund will use futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC.

         When purchasing an index futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

         When selling an index futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund's custodian).

COMBINED TRANSACTIONS

         Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple currency transactions (including forward currency contracts) and some combination of futures, options, and currency transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                            PORTFOLIO TURNOVER

         Each Fund purchases securities that are believed by IMI to have above average potential for capital appreciation. Securities are disposed of in situations where it is believed that potential for such appreciation has lessened or that other securities have a greater potential. Therefore, each Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining each Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded.

         The portfolio turnover rate for Ivy Asia Pacific Fund was significantly higher in 1999 than it was in 1998 because of a significant increase in the performance of the Hong Kong market in 1999. The portfolio turnover rate for Ivy Global Natural Resources Fund was significantly higher in 1999 than it was in 1998 because of a significant increase in the sale of shares of that Fund. The portfolio turnover rate for Ivy International Small Companies Fund was significantly higher in 1999 than it was in 1998 because of a significant increase in the net assets of that Fund.

                              TRUSTEES AND OFFICERS

         Each Fund's Board of Trustees (the "Board") is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering each Fund's day-to-day operations.

         The Trustees and Executive Officers of the Trust, their business addresses and principal occupations during the past five years are:



          NAME, ADDRESS, AGE             POSITION WITH THE TRUST     BUSINESS AFFILIATIONS AND PRINCIPAL OCCUPATIONS

John S. Anderegg, Jr.                    Trustee                     Chairman, Dynamics Research Corp. (instruments
60 Frontage Road                                                     and controls); Director, Burr-Brown Corp.
Wilmington, MA 01810                                                 (operational amplifiers); Director, Mass. High
Age:  76                                                             Tech. Council; Trustee of Mackenzie Series
                                                                     Trust (1992-1998).

James W. Broadfoot*                      President and Trustee       President, Ivy Management, Inc. (1997 -
700 South Federal Highway                                            present); Executive Vice President, Ivy
Suite 300                                                            Management, Inc. (1996-1997); Senior Vice
Boca Raton, FL  33432                                                President, Ivy Management, Inc. (1992-1996);
Age:  57                                                             Director and Senior Vice President, Mackenzie
                                                                     Investment Management Inc. (1995-present);
                                                                     Senior Vice President, Mackenzie Investment
                                                                     Management Inc. (1990-1995); President and
                                                                     Trustee, Mackenzie Solutions (1999-2000).

Paul H. Broyhill                         Trustee                     Chairman, BMC Fund, Inc. (1983-present);
800 Hickory Blvd.                                                    Chairman, Broyhill Family Foundation, Inc.
Golfview Park-Box 500                                                (1983-present); Chairman, Broyhill Investments,
Lenoir, NC 28645                                                     Inc. (1997-present); Chairman and President,
Age:  76                                                             Broyhill Investments, Inc. (1983-1997);
                                                                     Chairman, Broyhill Timber Resources (1983-present);
                                                                     Management of a personal portfolio of fixed-income
                                                                     and  equity instruments (1983-present);
                                                                     Trustee  of Mackenzie Series Trust (1988-1998);
                                                                     Director of The Mackenzie Funds Inc.(1988-1995).

Keith J. Carlson*                        Chairman and Trustee        President, Chief Executive Officer and
700 South Federal Hwy.                                               Director, Mackenzie Investment Management Inc.
Suite 300                                                            (1999-present); Executive Vice President and
Boca Raton, FL  33432                                                Chief Operating Officer, Mackenzie Investment
Age:  43                                                             Management Inc. (1997-1999); Senior Vice
                                                                     President, Mackenzie Investment Management Inc.
                                                                     (1996-1997); Senior Vice President and
                                                                     Director, Mackenzie Investment Management Inc.
                                                                     (1994-1996); Chairman, Senior Vice President
                                                                     and Director, Ivy Management, Inc.
                                                                     (1994-present); Vice President, The Mackenzie
                                                                     Funds Inc. (1987-1995); Director, Ivy Mackenzie
                                                                     Services Corp. (1993-present); Senior Vice
                                                                     President and Director, Ivy Mackenzie Services
                                                                     Corp. (1996-1997); President and Director, Ivy
                                                                     Mackenzie Services Corp. (1993-1996); Trustee
                                                                     and President, Mackenzie Series Trust
                                                                     (1996-1998); Vice President, Mackenzie Series
                                                                     Trust (1994-1996); President, Chief Executive
                                                                     Officer and Director, Ivy Mackenzie
                                                                     Distributors, Inc. (1994-present); Chairman,
                                                                     Trustee and Principal Executive Officer,
                                                                     Mackenzie Solutions (1999-2000); President and
                                                                     Trustee, Mackenzie Solutions (1999).

Stanley Channick                         Trustee                     President and Chief Executive Officer, The
11 Bala Avenue                                                       Whitestone Corporation (insurance agency);
Bala Cynwyd, PA  19004                                               Chairman, Scott Management Company
Age:  76                                                             (administrative services for insurance
                                                                     companies); President, The Channick Group
                                                                     (consultants to insurance companies and
                                                                     national trade associations); Trustee,
                                                                     Mackenzie Series Trust (1994-1998); Director,
                                                                     The Mackenzie Funds Inc. (1994-1995).

Roy J. Glauber                           Trustee                     Mallinckrodt Professor of Physics, Harvard
Lyman Laboratory of Physics                                          University (1974-present); Trustee. Mackenzie
Harvard University                                                   Series Trust (1994-1998).
Cambridge, MA  02138
Age:  74

Dianne Lister                            Trustee                     President and Chief Executive Officer, The
555 University Avenue                                                Hospital for Sick Children Foundation
Toronto, Ontario Canada                                              (1993-present).
M5G 1X8
Age:  47

Joseph G. Rosenthal                      Trustee                     Chartered Accountant (1958-present); Trustee,
100 Jardine Drive                                                    Mackenzie Series Trust (1985-1998); Director,
Unit #12                                                             The Mackenzie Funds Inc. (1987-1995).
Concord, Ontario Canada
L4K 2T7
Age:  65

Richard N. Silverman                     Trustee                     Honorary Trustee, Newton-Wellesley Hospital;
18 Bonnybrook Road                                                   Overseer, Beth Israel Hospital; Trustee, Boston
Waban, MA  02468                                                     Ballet; Overseer, Boston Children's Museum;
Age:  76                                                             Trustee, Ralph Lowell Society WGBH; Trustee,
                                                                     Newton Wellesley Charitable Foundation.

J. Brendan Swan                          Trustee                     Chairman and Chief Executive Officer, Airspray
4701 North Federal Hwy.                                              International, Inc.; Joint Managing Director,
Suite 465                                                            Airspray N.V (an environmentally sensitive
Pompano Beach, FL  33064                                             packaging company); Director, Polyglass LTD.;
Age:  70                                                             Director, Park Towers International; Director,
                                                                     The Mackenzie Funds Inc. (1992-1995); Trustee,
                                                                     Mackenzie Series Trust (1992-1998).

Edward M. Tighe                          Trustee                     Chief Executive Officer, CITCO Technology
P.O. Box 2160                                                        Management, inc. ("CITCO") (computer software
Ft. Lauderdale, FL  33303                                            development and consulting) (1999-2000);
Age:  57                                                             President and Director, Global Technology
                                                                     Management, Inc. (CITCO's predecessor)
                                                                     (1992-1998); Managing Director, Global Mutual
                                                                     Fund Services, Ltd. (financial services firm);
                                                                     President, Director and Chief Executive
                                                                     Officer, Global Mutual Fund Services, Inc.
                                                                     (1994-present).

C. William Ferris                        Secretary/Treasurer         Senior Vice President, Secretary/Treasurer and
700 South Federal Hwy.                                               Compliance Officer, Mackenzie Investment
Suite 300                                                            Management Inc. (2000-present); Senior Vice
Boca Raton, FL  33432                                                President, Chief Financial Officer
Age:  55                                                             Secretary/Treasurer and Compliance Officer,
                                                                     Mackenzie Investment Management Inc.
                                                                     (1995-2000); Senior Vice President,
                                                                     Secretary/Treasurer, Compliance Officer and
                                                                     Clerk, Ivy Management, Inc. (1994-present);
                                                                     Senior Vice President, Secretary/Treasurer and
                                                                     Director, Ivy Mackenzie Distributors, Inc.
                                                                     (1994-present); Director, President and Chief
                                                                     Executive Officer, Ivy Mackenzie Services Corp.
                                                                     (1997-present); President and Director, Ivy
                                                                     Mackenzie Services Corp. (1996-1997);
                                                                     Secretary/Treasurer and Director, Ivy Mackenzie
                                                                     Services Corp. (1993-1996);
                                                                     Secretary/Treasurer, The Mackenzie Funds Inc.
                                                                     (1993-1995); Secretary/Treasurer, Mackenzie
                                                                     Series Trust (1994-1998); Secretary/Treasurer,
                                                                     Mackenzie Solutions (1999-2000).

* Deemed to be an "interested person" (as defined under the 1940 Act) of the Trust.


                               COMPENSATION TABLE

                                    IVY FUND
                    (FISCAL YEAR ENDED DECEMBER 31, 1999)


NAME, POSITION                 AGGREGATE     PENSION OR     ESTIMATED   TOTAL
                              COMPENSATION   RETIREMENT     ANNUAL     COMPENSA-
                              FROM TRUST     BENEFITS       BENEFITS   TION FROM
                                             ACCRUED AS     UPON       TRUST AND
                                             PART OF FUND   RETIREMENT   FUND
                                             EXPENSES                  COMPLEX
                                                                       PAID TO
                                                                       TRUSTEES*

                               $21,500         N/A            N/A       $21,500
John S. Anderegg, Jr.
 (Trustee)
                                 $0            N/A            N/A         $0
James W. Broadfoot
 (Trustee and President)
                               $20,500         N/A            N/A       $20,500
Paul H. Broyhill
 (Trustee)

                                 $0            N/A            N/A         $0
Keith J. Carlson
 (Trustee and Chairman)
                               $21,500         N/A            N/A       $21,500
Stanley Channick
 (Trustee)

                               $21,500         N/A            N/A       $21,500
Roy J. Glauber
 (Trustee)

                                 $0            N/A            N/A         $0
Dianne Lister
 (Trustee)

                               $21,500         N/A            N/A       $21,500
Joseph G. Rosenthal
 (Trustee)

                               $21,500         N/A            N/A       $21,500
Richard N. Silverman
 (Trustee)

                               $21,500         N/A            N/A       $21,500
J. Brendan Swan
 (Trustee)

Edward M. Tighe                 $1,000          N/A            N/A       $1,000
 (Trustee)

C. William Ferris               $0              N/A            N/A         $0
 (Secretary/
  Treasurer)

* The Fund complex consists of Ivy Fund.


         As of April 6, 2000, the Officers and Trustees of the Trust as a group owned beneficially or of record less than 1% of the outstanding Class A, Class B, Class C, Class I and Advisor Class shares of each of the eighteen Ivy funds that are series of the Trust, except that the Officers and Trustees of the Trust as a group owned 1.02% and 1.25% of Ivy European Opportunities Fund and Ivy Global Science & Technology Fund Class A shares, respectively, and 1.13%, 5.98%, 2.05% and 3.00% of Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, and Ivy US Emerging Growth Fund Advisor Class shares, respectively.

         PERSONAL INVESTMENTS BY EMPLOYEES OF IMI, IMDI, HENDERSON, MFC AND THE TRUST. IMI, IMDI and the Trust have adopted a Code of Ethics and Business Conduct Policy, MFC has adopted a Business Conduct Policy for Officers, Directors and Access Persons and Henderson has incorporated a code of ethics into its Compliance and Procedures Manual (the "Codes of Ethics") which are each designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as each Fund, in compliance with Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel of IMI, IMDI, Henderson, MFC and the Trust subject to the Codes of Ethics to engage in personal securities transactions, including with respect to securities held by one or more Funds, subject to certain requirements and restrictions.

                        PRINCIPAL HOLDERS OF SECURITIES

         To the knowledge of the Trust as of April 6, 2000, no shareholder owned beneficially or of record 5% or more of any Fund's outstanding shares of any class, with the following exceptions:

CLASS A

Of the outstanding Class A shares of:

     Ivy Asia Pacific Fund, Northern Trust Custodian FBO W. Hall Wendel Jr., P.O. Box 92956 Chicago, IL 60675, owned of record 127,877.238 shares (34.67%) and Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers,
Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL Jacksonville, FL 32246, owned of record 57,697.052 shares (15.64%);

     Ivy Bond Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL 32246, owned of record 991,944.251 shares (13.33%);

     Ivy Pacific Opportunities Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 88,810.181 shares (7.43%);

     Ivy European Opportunities Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL 32246, owned of record 733,792.800 shares (25.95%);

     Ivy Global Natural Resources Fund, Carn & Co. 02087502 Riggs Bank TTEE FBO Yazaki Employee Savings and Retirement PL, Attn: Star Group, P.O. Box 96211 Washington, DC 20090-6211 owned of record 60,160.879 shares (9.99%);

     Ivy International  Fund, Charles Schwab & Co. Inc. Reinvest Account,  Attn:
Mutual Fund Dept., 101 Montgomery Street, San Francisco, CA 94104, owned of record 8,648,661.843 shares (30.25%) and Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd Floor, Jacksonville, FL 32246, owned of record 6,025,817.607 (21.07%);

     Ivy International Fund II, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL 32246 owned of record 901,733.310 shares (32.27%);

     Ivy International Small Companies Fund, Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-9998 owned of record 19,811.507 shares (16.64%), Mackenzie Investment Management Inc., Attn:
Bev Yanowitch,Via Mizner Financial Plaza, 700 South Federal Highway, Ste. 300, Boca Raton, FL 33432 owned of record 10,312.921 shares (8.66%,) Parker Hunter Inc.FBO Keshava Reddy MD Inc. Defined Benefit Pension Trust U/A DTD 2/1/80, 404 Wellington Ct., Venice, FL 34292-3157 owned of record 6,566.130 shares (5.51%), and Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers,
Attn: Fund Administration 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL 32246, owned of record 6,048.887 shares (5.08%);

     Ivy International Strategic Bond Fund, IBT Cust Money Purch PL FBO Frederic Neuburger, 25 Hanley Road, Liverpool, NY 13090, owned of record 877.125 shares (53.63%), Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-9998, owned of record 758.136 shares (46.35%);

     Ivy Money Market Fund, Donald Annino TTEE Pediatrician Inc. Target Benefit Pension Plan U/A DTD 10/31/87, 61 Oxford St., Winchester, MA 01890, owned of record 784,722.350 shares (5.36%);

     Ivy US Emerging Growth Fund, F & Co. Inc. CUST FBO 401 K Plan, Attn: Russ Pollack ADM, 125 Broad Street, New York, NY 10004-2400, owned of record 115,590.121 shares (5.28%);

     Ivy  Developing   Markets  Fund,   Donaldson  Lufkin  Jenrette   Securities
Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-9998, owned of record 87,092.843 shares (13.93%);

     Ivy Global Science & Technology Fund, Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052 Jersey City, NJ 07303-9998, owned of record 65,806.720 shares (7.10%), Merrill Lynch Pierce Fenner & Smith Inc. Mutual Fund Operations - Service Team, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL 32246, owned of record 50,772.902 shares (5.48%), and Charles Schwab & Co. Inc. Reinvest Account, Attn: Mutual Fund Dept., 101 Montgomery Street, San Francisco, CA 94104, owned of record 49,811.577 shares (5.37%);

CLASS B

Of the outstanding Class B shares of:

     Ivy Asia Pacific Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 195,131.631 shares (41.83%);

     Ivy Bond Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 1,408,235.680 shares (48.74%);

     Ivy Pacific Opportunities Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 130,194.917 (17.21%);

     Ivy Developing Markets Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 226,089.602 shares (25.66%);

     Ivy European Opportunities Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 590,841.655 shares (29.21%);

     Ivy Global Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 58,255.711 shares (11.14%);

     Ivy Global Natural Resources Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 92,422.394 shares (33.65%);

     Ivy Global Science & Technology Fund, Merrill Lynch Pierce Fenner & Smith Inc. Mutual Fund Operations - Service Team, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL 32246, owned of record 144,773.250 shares (16.14%);

     Ivy Growth Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 39,872.586 shares (9.24%);

     Ivy International Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 4,908,729.144 shares (46.00%);

     Ivy International Fund II, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 4,765,693.148 shares (60.44%);

         Ivy International Small Companies Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 33,931.288 shares (20.64%) and Parker Hunter Incorporated FBO Martha K Reddy Trustee U/A DTD 5/2/94 Martha K Reddy 1994 Living Trust Venice, FL 34292-3157, owned of record 10,022 shares (6.09 %);

     Ivy US Blue Chip Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 104,923.409 shares (14.26%);

         Ivy US Emerging Growth Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 403,099.962 shares (22.91%).

CLASS C

Of the outstanding Class C shares of:

     Ivy Asia Pacific Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL, owned of record 32,150.765 shares (9.45%) and Robert M. Ahnert & Margaret A. Ahnert JT TWROS, 624 Flamingo Dr., Ft. Lauderdale, FL 33301, owned of record 17,623.011 shares (5.18%);

     Ivy Bond Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 214,807.102 shares (55.38%);

     Ivy Pacific Opportunities Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL ,Jacksonville, FL, owned of record 31,891.102 shares (38.76%);

     Ivy Developing Markets Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL, owned of record 74,441.265 shares (19.93%);

     Ivy European Opportunities Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL, owned of record 1,269,062.340 shares (45.54%);

     Ivy Global Fund, IBT CUST 403(B) FBO Mattie A Allen, 755 Selma PL., San Diego, CA 92114-1711, owned of record 3,312.662 shares (21.26%), Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 2,953.344 shares (18.96%), Salomon Smith Barney Inc., 333 West 34th St. - 3rd Floor, New York, NY 10001, owned of record 1,148.182 shares (7.37%), Smith Barney Inc. 00112701249, 388 Greenwich Street, New York, NY owned of record 1,104.870 shares (7.09%), and Smith Barney Inc. 00107866133, 388 Greenwich
Street, New York, NY owned of record 952.492 shares (6.11%);

     Ivy Global Natural Resources Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 10,794.738 shares (35.64%), Salomon Smith Barney Inc. 00129805698, 333 West 34th St. - 3rd Floor, New York, NY 10001, owned of record 3,425.540 shares (11.30%), George I Kocerka & Mary L Kocerka TTEE U/A DTD Feb 11 1993, George I and Mary L Kocerka TR, 3391 Pinnacle CT., S. Palm Harbor, FL 34684-1771, owned of record 2,927.400 shares (9.66%), Alma R Buncsak TTEE of the Alma R Buncsak Rev Trust U/A/D 11-27-95, 745 Cherokee Path, Lake Mills, WI 53551, owned of record 2,034.101 shares (6.71%) and Raymond James & Assoc. Inc. CSDN David C Johnson M/P, 1113 45th Ave NE, Saint Petersburg, FL 33703-5247, owned of record 1,748.252 shares (5.77%);

     Ivy Global Science & Technology Fund, Merrill Lynch Pierce Fenner & Smith Inc. Mutual Fund Operations - Service Team, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 41,373.201 shares (10.50%);

     Ivy Growth Fund, IBT CUST IRA FBO Joseph L Wright, 32211 Pierce Street, Garden City, MI 48135, owned of record 4,651.187 shares (14.03%), Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 3,905.716 shares (11.78%), UMB Bank CUST IRA FBO Peter L Bognar, 17 Cordes Drive, Tonawanda, NY 14221, owned of record 3,729.271 shares (11.24%), May Ann Ash & Robert R Ash JT TEN 1119 Rundle St. Scranton, PA 18504, owned of record 2,642.230 shares (7.97%), and UMB CUST IRA FBO Ronald Wise, 45 Fordham, Buffalo, NY 14216, owned of record 2,041.275 shares (6.15%);

     Ivy International Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 1,653,544.169 shares (61.44%);

     Ivy International Fund II, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 2,298,844.349 shares (66.03%);

     Ivy International Small Companies Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 69,403.361 shares (71.10%);

         Ivy Money Market Fund, IBT CUST R/O IRA FBO Virginia M Hambleton, 619 Winther Blvd. Nampa, ID 83651, owned of record 109,449.820 shares (12.67%), Painewebber For The Benefit of Bruce Blank, 36 Ridge Brook Lane Stamford, CT 06903, owned of record 108,553.810 shares (12.57%), IBT CUST R/O IRA FBO Kathryn Batko, 1823 S 139th St., Omaha, NE 68144, owned of record 82,615.230 shares (9.56%), Bear Stearns Securities Corp. FBO 486-89241-11, 1 Metrotech Center North, Brooklyn, NY 11201-3859, owned of record 82,615.230 shares (9.56%), Mary K Aistrope & Mary Sue Jenkins JT TEN, 1635 N. 106th Street, Omaha, NE 68114, owned of record 50,174.460 shares (5.80%), and Bear Stearns Securities Corp FBO 486-05954-14 1 Metrotech Center North Brooklyn, NY 11201-3859, owned of record 48,853.000 shares (5.65%);

     Ivy US Blue Chip Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 11,952.636 shares (6.54%) and Donaldson Lufkin Jenrette Securities Corporation Inc. P.O. Box 2052 Jersey City, NJ 07303-9998, owned of record 10,199.831 shares (5.58%);

     Ivy US Emerging Growth Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 95,681.085 shares (28.55%);

CLASS I

Of the outstanding Class I shares of:

         Ivy European Opportunities Fund, NFSC FEBO # RAS-469041 NFSC/FMTC IRA FBO Charles Peavy, 2025 Eagle Nest Bluff, Lawrenceville, GA 30244, owned of record 615.012 shares (100%);

     Ivy International  Fund, Charles Schwab & Co. Inc. Reinvest Account,  Attn:
Mutual Fund Dept., 101 Montgomery Street, San Francisco, CA 94104, owned of record 389,576.275 shares (13.74%), State Street Bank TTEE FBO Allison Engines, 200 Newport Ave., 7th Floor, North Quincy, MA 02171, owned of record 327,350.589 shares (11.54%), Lynspen and Company For Reinvestment, P.O. Box 83084, Birmingham, AL 35283, owned of record 252,973.459 shares (8.92%), Harleysville Mutual Ins. Co/Equity, 355 Maple Ave., Harleysville, PA 19438, owned of record 191,304.895 shares (6.74%), Northern Trust Co. TTEE of The Great Lakes Chemical RTMT Trust A/C # 22-37152, P.O. Box 92956, 801 S. Canal St. C1S, Chicago, IL 60675-2956, owned of record 181,365.292 shares (5.98%), S. Mark Taper
Foundation, 12011 San Vincente Blvd., Ste 400, Los Angeles, CA 90049, owned of record 169,779.308 shares (5.98%), and Vanguard Fiduciary Trust Company FBO Investment & Employee Stock Ownership Plan of Avista Corp. # 92094, P.O. Box 2600, VM 613, Attn: Outside Funds, Valley Forge, PA 19482, owned of record 154,798.565 shares (5.45%);

ADVISOR CLASS

Of the outstanding Advisor Class shares of:

     Ivy Asia Pacific Fund, Brown Brothers Harriman & Co. CUST, International Solutions IV- Long Term Growth, Attn: Terron McGovern, 40 Water St. Boston, MA 02109, owned of record 19,521.431 shares (73.06%), Brown Brothers Harriman & Co. CUST International Solutions V- Aggressive Growth, Attn: Terron McGovern, 40 Water St. Boston, MA 02109, owned of record 5,387.835 shares (20.17%), Brown Brothers Harriman & Co. CUST International Solutions II - Balanced Growth, Attn:
Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 1,602.659 shares (6.00%);

         Ivy Bond Fund, Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052 Jersey City, NJ 07303-9998, owned of record 8,890.147 shares (26.19%), NFSC FEBO # 279-055662 C. William Ferris/Michael Landry/Keith Carlson U/A 01/01/98, 700 South Federal Highway, Boca Raton, FL 33432-6114, owned of record 6,564.613 shares (19.34%), Donaldson Lufkin Jenrette Securities Corporation Inc. P.O. Box 2052, Jersey City, NJ 07303-9998, owned of record 5,383.304 shares (15.85%), and Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-9998, owned of record 2,366.810 shares (6.97%);

     Ivy Pacific Opportunities Fund, Brown Brothers Harriman & Co. CUST International Solutions IV- Long Term Growth, Attn: Terron McGovern, 40 Water St. Boston, MA 02109, owned of record 32,622.646 shares (61.95%), Brown Brothers Harriman & Co. CUST International Solutions III - Moderate Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 9,740.980 shares (18.49%), Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 5,243.316 shares (9.95%), and Brown Brothers Harriman & Co. CUST International Solutions V - Aggressive Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 3,240.952 shares (6.15%);

         Ivy Developing Markets Fund, Brown Brothers Harriman & Co. CUST International Solutions IV - Long Term Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 29,259.893 shares (56.59%), NFSC FEBO # 279-055662 C. William Ferris/Michael Landry/Keith Carlson U/A 01/01/98, 700 South Federal Highway, Boca Raton, FL 33432-6114, owned of record 15,597.547 shares (30.16%), and Brown Brothers Harriman & Co. CUST International Solutions V - Aggressive Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 5,809.684 shares (11.23%);

     Ivy European Opportunities Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 857,967.359 shares (77.29%) and Pyramid I Limited Partnership C/O Roland Manarin, 11650 Dodge Rd., Omaha, NE 68154, owned of record 55,972.256 shares (5.04%);

         Ivy Global Fund, NFSC FEBO # 279-055662 C. William Ferris/Michael Landry/Keith Carlson U/A 01/01/98 700 South Federal Highway, Boca Raton, FL 33432-6114, owned of record 12,646.539 shares (100%);

         Ivy Global Natural Resources Fund, NFSC FEBO # 279-055662 C. William Ferris/Michael Landry/Keith Carlson U/A 01/01/98, 700 South Federal Highway, Boca Raton, FL 33432-6114, owned of record 1,943.284 shares (66.05%), Donaldson Lufkin Jenrette Securities Corporation Inc. P.O. Box 2052 Jersey City, NJ 07303-9998, owned of record 822.637 shares (27.96%), and Edward M. Tighe, P.O. Box 2160, Ft. Lauderdale, FL 33303, owned of record 175.788 shares (5.97%);

         Ivy Global Science & Technology Fund, Robert Chapin & Michelle Broadfoot TTEE Of The Nella Manes Trust U/A/D 04-09-92, 117 Thatch Palm Cove, Boca Raton, FL 33432, owned of record 3,345.624 shares (19.60%), Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 1,675.999 shares (9.81%), Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052 Jersey City, NJ 07303-9998, owned of record 1,675.999 shares (9.81%), Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052 Jersey City, NJ 07303-9998, owned of record 1,061.784 shares (6.22%), and Michele C. Broadfoot, 117 Thatch Palm Cove, Boca Raton, FL 33432, owned of record 1,061.586 shares (6.21%);

         Ivy Growth Fund, NFSC FEBO # 279-055662 C. William Ferris/Michael Landry/Keith Carlson U/A 01/01/98, 700 South Federal Highway, Boca Raton, FL 33432-6114, owned of record 19,148.030 shares (99.41%);

     Ivy International Fund II, Brown Brothers Harriman & Co. CUST International Solutions IV - Long Term Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 35,889.863 shares (24.70%), Charles Schwab & Co. Inc. Reinvest Account, Attn: Mutual Fund Dept., 101 Montgomery Street, San Francisco, CA 94104, owned of record 26,271.557 shares (18.08%) and Brown Brothers Harriman & Co. CUST International Solutions III - Moderate Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 23,078.909 shares (15.88%);

         Ivy International Small Companies Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 16,327.134 shares (37.27%), Brown Brothers Harriman & Co. CUST International Solutions IV - Long Term Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 14,667.380 shares (33.48%), Brown Brothers Harriman & Co. CUST International Solutions III - Moderate Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 9,262.050 shares (21.14%), and Brown Brothers Harriman & Co. CUST International Solutions V - Aggressive Growth,
Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 2,403.696 shares (5.48%);

     Ivy International Strategic Bond Fund, Mackenzie Investment Management Inc.
Attn: Bev Yanowitch, Via Mizner Financial Plaza, 700 S. Federal Hwy., Ste. 300, Boca Raton, FL 33432, owned of record 106,161.036 shares (73.22%), Brown Brothers Harriman & Co. CUST International Solutions III - Moderate Growth,
Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 24,135.915 shares (16.64), Brown Brothers Harriman & Co. CUST International Solutions I - Conservative Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 7,998.962 shares (5.51%);

     Ivy US Blue Chip Fund, Mackenzie Investment Management Inc. Attn: Bev Yanowitch, Via Mizner Financial Plaza, 700 S. Federal Hwy., Ste. 300, Boca Raton, FL 33432, owned of record 50,392.878 shares (67.45%), NFSC FEBO # 279-055662 C. William Ferris/Michael Landry/Keith Carlson U/A 01/01/98, 700 South Federal Highway, Boca Raton, FL 33432-6114, owned of record 19,514.840 shares (26.12%), and Charles Schwab & Co. Inc. Reinvest Account, Attn: Mutual Fund Dept, 101 Montgomery Street, San Francisco, CA 94104, owned of record 4,144.193 shares (5.54%);

     Ivy US Emerging Growth Fund, NFSC FEBO # 279-055662 C. William Ferris/Michael Landry/Keith Carlson U/A 01/01/98 700 South Federal Highway, Boca Raton, FL 33432-6114, owned of record 27,214.448 shares (63.24%), Charles Schwab & Co. Inc. Reinvest Account, Attn: Mutual Fund Dept., 101 Montgomery Street, San Francisco, CA 94104, owned of record 8,850.972 shares (20.57%), Mackenzie Investment Management Inc., Attn: Bev Yanowitch, Via Mizner Financial Plaza, 700
S. Federal Hwy., Ste. 300, Boca Raton, FL 33432, owned of record 50,392.878 shares (67.45%), NFSC FEBO # 279-055662 C. William Ferris/Michael Landry/Keith Carlson U/A 01/01/98 700 South Federal Highway, Boca Raton, FL 33432-6114, owned of record 19,514.840 shares (26.12%), and Charles Schwab & Co. Inc. Reinvest Account, Attn: Mutual Fund Dept., 101 Montgomery St. San Francisco, CA 94104, owned of record 4,144.193 shares (5.54%).

                   INVESTMENT ADVISORY AND OTHER SERVICES

         BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

         IMI is a wholly owned subsidiary of Mackenzie Investment Management Inc. ("MIMI"). MIMI, a Delaware corporation, has approximately 10% of its outstanding common stock listed for trading on the Toronto Stock Exchange ("TSE"). MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario and whose shares are listed for trading on the TSE. MFC provides investment advisory services to Ivy Global Natural Resources Fund pursuant to an Investment Advisory Agreement, and IMI provides business management and investment advisory services to each of the other Funds pursuant to a Business Management and Investment Advisory Agreement (each an "Agreement"). IMI provides business management services to Ivy Global Natural Resources Fund pursuant to a Business Management Agreement (the "Management Agreement"). IMI also currently acts as manager and investment adviser to the other series of Ivy Fund.

         The Agreements obligate IMI and MFC to make investments for the account of each Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Board. IMI and MFC also determine the securities to be purchased or sold by each Fund and place orders with brokers or dealers who deal in such securities.

         Under the IMI Agreement and the Management Agreement, IMI also provides certain business management services. IMI is obligated to (1) coordinate with each Fund's Custodian and monitor the services it provides to each Fund; (2) coordinate with and monitor any other third parties furnishing services to each Fund; (3) provide each Fund with necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by each Fund or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory agencies. IMI is also responsible for reviewing the activities of MFC to ensure that Ivy Global Natural Resources Fund is operated in compliance with its investment objectives and policies and with the 1940 Act.

         Henderson Investment Management Limited ("Henderson"), 3 Finsbury Avenue, London, England EC2M 2PA, serves as subadviser to Ivy European Opportunities Fund under a subadvisory agreement with IMI. For its services, Henderson receives a fee from IMI that is equal, on an annual basis, to .22% of the Fund's average net assets. Since February 1, 1999, Henderson has also served as subadviser with respect to 50% of the net assets of Ivy International Small Companies Fund, for which Henderson receives a fee from IMI that is equal, on an annual basis, to .22% of that portion of the Fund's assets that Henderson manages. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.

         Ivy Global Natural Resources Fund pays IMI a monthly fee for providing business management services at an annual rate of 0.50% of the Fund's average net assets. For investment advisory services, Ivy Global Natural Resources Fund pays MFC, through IMI, a monthly fee at an annual rate of 0.50% of its average net assets.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Global Natural Resources Fund paid IMI fees of $32,056, $20,977 and $35,984, respectively. During the fiscal years ended December 31, 1997, 1998 and 1999, IMI reimbursed Fund expenses in the amount of $25,180, $147,952 and $170,530, respectively. During the fiscal years ended December 31, 1997, 1998 and 1999, the Fund paid MFC fees of $32,056, $20,977 and $35,984, respectively.

         Each other Fund pays IMI a monthly fee for providing business management and investment advisory services at an annual rate of 1.00% of the Fund's average net assets.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Asia Pacific Fund paid IMI fees of $10,473, $49,509 and $72,724, respectively. During the fiscal years ended December 31, 1997, 1998 and 1999, IMI reimbursed Fund expenses of $10,473, $167,194 and $119,280, respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Pacific Opportunities Fund paid IMI fees of $277,601, $187,381 and $191,792, respectively. During the fiscal years ended December 31, 1997, 1998 and 1999, IMI reimbursed Fund expenses of $18,377, $105,095 and $125,910, respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Developing Markets Fund paid IMI fees of $284,290, $156,166 and $152,772, respectively. During the fiscal years ended December 31, 1997, 1998 and 1999, IMI reimbursed Fund expenses of $22,860, $200,839 and $149,367, respectively.

         During the period from commencement (May 3, 1999) through December 31, 1999, Ivy European Opportunities Fund paid IMI fees of $27,735. During the same period, IMI reimbursed Fund expenses in the amount of $107,722.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Global Fund paid IMI fees of $383,981, $275,958 and $202,715, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $0, $98,102 and $120,751, respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Global Science & Technology Fund paid IMI fees of $229,616, $280,079 and $466,093, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $0, $0 and $0, respectively.

         During the period from May 13, 1997 (commencement of operations) to December 31, 1997 and the fiscal years ended December 31, 1998 and 1999, Ivy International Fund II paid IMI fees of $413,862, $1,356,028 and $1,533,107, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $123,177, $186,536 and $226,984, respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy International Small Companies Fund paid IMI fees of $28,799, $34,504 and $28,729, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $28,799, $134,787 and $178,983, respectively.

         Under the Agreements, the Trust pays the following expenses: (1) the fees and expenses of the Trust's Independent Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses; (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums;
(9) fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and
(13) fees and expenses of membership in industry organizations.

         With respect to all Funds other than Ivy Global Science and Technology Fund, IMI currently limits each Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification expenses, and extraordinary expenses) to an annual rate of 1.95% (1.50% in the case of Ivy International Fund II) of that Fund's average net assets, which may lower each Fund's expenses and increase its yield.

         The Agreements will continue in effect with respect to each Fund from year to year, only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund or (b) by the vote of a majority of the entire Board. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to the shareholders, continuance (or adoption) shall be effected with respect to each Fund only if approved by the affirmative vote of a majority of the outstanding voting securities of that Fund. See "Capitalization and Voting Rights."

         The Agreements may be terminated with respect to each Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of a Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust. Each Agreement shall terminate automatically in the event of its assignment.

                  DISTRIBUTION SERVICES

         IMDI, a wholly owned subsidiary of MIMI, serves as the exclusive distributor of each Fund's shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated March 16, 1999, as amended from time to time (the "Distribution Agreement"). IMDI distributes shares of each Fund through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI. IMDI distributes shares of each Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IMDI is not obligated to sell any specific amount of Fund shares.

         Each Fund has authorized IMDI to accept on its behalf purchase and redemption orders. IMDI is also authorized to designate other intermediaries to accept purchase and redemption orders on each Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. Client orders will be priced at each Fund's Net Asset Value next computed after an authorized intermediary or the intermediary's authorized designee accepts them.

         Pursuant to the Distribution Agreement, IMDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in each Fund's then-current prospectus, and the net asset value on which such price is based. Out of that commission, IMDI may reallow to dealers such concession as IMDI may determine from time to time. In addition, IMDI is entitled to deduct a CDSC on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares, in accordance with, and in the manner set forth in, the Prospectus.

         Under the Distribution Agreement, each Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under Federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

         During the fiscal years ended December 31, 1997, 1998 and 1999, IMDI received from sales of Class A shares of Ivy Asia Pacific Fund $28,616, $45,623 and $21,454, respectively, in sales commissions, of which $3,127, $4,654 and $2,008, respectively, was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received $521 in CDSCs on redemptions of Class B shares of Ivy Asia Pacific Fund. During the fiscal year ended December 31, 1999, IMDI received $1,315 in CDSCs on redemptions of Class C shares of Ivy Asia Pacific Fund.

         During the fiscal years ended December 31, 1997, 1998, and 1999, IMDI received from sales of Class A shares of Ivy Pacific Opportunities Fund $119,166, $57,500, and $24,061, respectively, in sales commissions, of which $16,807, $6,494, and $3,501, respectively, was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received $4,816 in CDSCs on redemptions of Class B shares of Ivy Pacific Opportunities Fund. During the fiscal year ended December 31, 1999, IMDI received $2,810 in CDSCs on redemption of Class C shares of Ivy Pacific Opportunities Fund.

         During the fiscal years ended December 31, 1997, 1998, and 1999, IMDI received from sales of Class A shares of Ivy Developing Markets Fund $107,081, $25,728, and $15,886, respectively, in sales commissions, of which $13,412, $2,583, and $2,505, respectively, was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received $6,773 in CDSCs on redemptions of Class B shares of Ivy Developing Markets Fund. During the fiscal year ended December 31, 1999, IMDI received $5,645 in CDSCs on redemptions of Class C shares of Ivy Developing Markets Fund.

         During the fiscal year ended December 31, 1999, IMDI received from sales of Class A shares of Ivy European Opportunities Fund $401,890 in sales commissions, of which $48,186 was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received $0 in CDSCs on redemptions of Class B shares of Ivy European Opportunities Fund. During the fiscal year ended December 31, 1999, IMDI received $0 in CDSCs on redemptions of Class C shares of Ivy European Opportunities Fund.

         During the fiscal years ended December 31, 1997, 1998, and 1999, IMDI received from sales of Class A shares of Ivy Global Fund $74,515, $17,112, and $8,985, respectively, in sales commissions, of which $10,387, $2,536, and $1,782, respectively, was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received $3,960 in CDSCs on redemptions of Class B shares of Ivy Global Fund. During the fiscal year ended December 31, 1999, IMDI received $699 in CDSCs on redemptions of Class C shares of Ivy Global Fund.

         During the fiscal years ended December 31, 1997, 1998, and 1999, IMDI received from sales of Class A shares of Ivy Global Natural Resources Fund
$35,134, $3,682, and $5,378, respectively, in sales commissions, of which $5,286, $580, and $596, respectively, was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received $2,705 in CDSCs on redemptions of Class B shares of Ivy Global Natural Resources Fund. During the fiscal year ended December 31, 1999, IMDI received $312 in CDSCs on redemptions of Class C shares of Ivy Global Natural Resources Fund.

         During the fiscal years ended December 31, 1997, 1998, and 1999, IMDI received from sales of Class A shares of Ivy Global Science & Technology Fund $243,079, $54,052, and $117,902, respectively., in sales commissions, of which $32,035, $7,170, and $14,767, respectively, was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received $3,615 in CDSCs on redemptions of Class B shares of Ivy Global Science & Technology Fund. During the fiscal year ended December 31, 1999, IMDI received $1,772 in CDSCs on redemptions of Class C shares of Ivy Global Science & Technology Fund.

         During the fiscal years ended December 31, 1997, 1998, and 1999, IMDI received from sales of Class A shares of Ivy International Fund II $765,930, $432,944, and $189,094, respectively, in sales commissions, of which $64,358, $31,170, and $17,300, respectively, was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received $85,785 in CDSCs on redemptions of Class B shares of Ivy International Fund II. During the fiscal year ended December 31, 1999, IMDI received $51,163 in CDSCs on redemptions of Class C shares of Ivy International Fund II.

         During the fiscal years ended December 31, 1997, 1998, and 1999, IMDI received from sales of Class A shares of Ivy International Small Companies Fund $53,343, $7,460, and $2,271, respectively, in sales commissions, of which $5,425, $578, and $268, respectively, was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received $2,951 in CDSCs on redemptions of Class B shares of Ivy International Small Companies Fund. During the fiscal year ended December 31, 1999, IMDI received $1,565 in CDSCs on redemptions of Class C shares of Ivy International Small Companies Fund.

         The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of each Fund. The Distribution Agreement may be terminated with respect to any Fund at any time, without payment of any penalty, by IMDI on 60 days' written notice to the Fund or by a Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to IMDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

         RULE 18f-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. The Board has adopted a Rule 18f-3 plan on behalf of each Fund. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of each Fund represent an equal pro rata interest in that Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of each Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) each Fund's Class B shares will convert automatically into Class A shares of that Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

         RULE 12B-1 DISTRIBUTION PLANS. The Trust has adopted on behalf of each Fund, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution plans pertaining to each Fund's Class A, Class B and Class C shares (each, a "Plan"). In adopting each Plan, a majority of the Independent Trustees have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that each Plan will benefit each Fund and its shareholders. The Trustees of the Trust believe that the Plans should result in greater sales and/or fewer redemptions of each Fund's shares, although it is impossible to know for certain the level of sales and redemptions of any Fund's shares in the absence of a Plan or under an alternative distribution arrangement.

         Under each Plan, each Fund pays IMDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A, Class B or Class C shares, as the case may be. This fee constitutes reimbursement to IMDI for fees paid by IMDI. The services for which service fees may be paid include, among other things, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to each Plan, service fee payments made out of or charged against the assets attributable to the Fund's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on behalf of the affected class. The expenses not reimbursed in any one month may be reimbursed in a subsequent month. The Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.

         Under each Fund's Class B and Class C Plans, each Fund also pays IMDI a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B or Class C shares. This fee constitutes compensation to IMDI and is not dependent on IMDI's expenses incurred. IMDI may reallow to dealers all or a portion of the service and distribution fees as IMDI may determine from time to time. The distribution fee compensates IMDI for expenses incurred in connection with activities primarily intended to result in the sale of the Fund's Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to each Class B and Class C Plan, IMDI may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

         Among other things, each Plan provides that (1) IMDI will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) each Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by each Fund under each Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while each Plan is in effect, the selection and nomination of Independent Trustees shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

         IMDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by each Fund. IMDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers banks, investment advisers, financial institutions and other entities for services rendered in the distribution of each Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker or other party if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by IMDI.

         Santander Securities ("Santander"), an NASD member, will receive 5.00% of the value of Class B shares of Ivy Global Science & Technology Fund purchased through Santander during the period September 15, 2000 through October 31, 2000.

         A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review at least quarterly.

         The Class B Plan and underwriting agreement were amended effective March 16, 1999 to permit IMDI to sell its right to receive distribution fees under the Class B Plan and CDSCs to third parties. IMDI enters into such transactions to finance the payment of commissions to brokers at the time of sale and other distribution-related expenses. In connection with such amendments, the Trust has agreed that the distribution fee will not be terminated or modified (including a modification by change in the rules relating to the conversion of Class B shares into shares of another class) for any reason (including a termination of the underwriting agreement) except:

(i) to the extent required by a change in the 1940 Act, the rules or regulations under the 1940 Act, or the Conduct Rules of the NASD, in each case enacted, issued, or promulgated after March 16, 1999;

(ii) on a basis which does not alter the amount of the distribution payments to IMDI computed with reference to Class B shares the date of original issuance of which occurred on or before December 31, 1998;

(iii)in  connection  with a  Complete  Termination  (as  defined  in the Class B
     Plan); or

(iv) on a basis determined by the Board of Trustees acting in good faith so long as (a) neither the Trust nor any successor trust or fund or any trust or fund acquiring a substantial portion of the assets of the Trust (collectively, the "Affected Funds") nor the sponsors of the Affected Funds pay, directly or indirectly, as a fee, a trailer fee, or by way of reimbursement, any fee, however denominated, to any person for personal services, account maintenance services or other shareholder services rendered to the holder of Class B shares of the Affected Funds from and after the effective date of such modification or termination, and (b) the termination or modification of the distribution fee applies with equal effect to all outstanding Class B shares from time to time of all Affected Funds regardless of the date of issuance thereof.

         In the amendments to the underwriting agreement, the Trust has also agreed that it will not take any action to waive or change any CDSC in respect of any Class B share the date of original issuance of which occurred on or before December 31, 1998, except as provided in the Trust's prospectus or statement of additional information, without the consent of IMDI and its transferees.

         During the fiscal year ended December 31, 1999, Ivy Asia Pacific Fund paid IMDI $4,458 pursuant to its Class A plan. During the fiscal year ended December 31, 1999 Ivy Asia Pacific Fund paid IMDI $29,339 pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI $25,172 pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy Asia Pacific Fund: advertising, $0; printing and mailing of prospectuses to persons other than current shareholders, $2,907; compensation to underwriters $0; compensation to dealers, $796; compensation to sales personnel, $6,577; interest, carrying or other financing charges $0; seminars and meetings, $199; travel and entertainment, $663; general and administrative, $3,960; telephone, $202; and occupancy and equipment rental, $518.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy Asia Pacific Fund: advertising, $26; printing and mailing of prospectuses to persons other than current shareholders, $4,978; compensation to underwriters $0; compensation to dealers, $3,829; compensation to sales personnel, $11,115; interest, carrying or other financing charges $0; seminars and meetings, $957; travel and entertainment, $1,118; general and administrative, $6,588; telephone, $340; and occupancy and equipment rental, $863.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy Asia Pacific Fund: advertising, $11; printing and mailing of prospectuses to persons other than current shareholders, $4,293; compensation to underwriters $0; compensation to dealers, $4,867; compensation to sales personnel, $9,603; interest, carrying or other financing charges $0; seminars and meetings, $1,217; travel and entertainment, $965; general and administrative, $5,708; telephone, $295; and occupancy and equipment rental, $747.

         During the fiscal year ended December 31, 1999, Ivy Pacific Opportunities Fund paid IMDI $28,776 pursuant to its Class A plan. During the fiscal year ended December 31, 1999 Ivy Pacific Opportunities Fund paid IMDI $68,312 pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI $7,429 pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy Pacific Opportunities Fund: advertising, $0; printing and mailing of prospectuses to persons other than current shareholders, $16,851; compensation to underwriters $0; compensation to dealers, $5,564; compensation to sales personnel, $42,802; interest, carrying or other financing charges $0; seminars and meetings, $1,391; travel and entertainment, $4,294; general and administrative, $25,669; telephone, $1,317; and occupancy and equipment rental, $3,364.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy Pacific Opportunities Fund: advertising, $0; printing and mailing of prospectuses to persons other than current shareholders, $10,102; compensation to underwriters $0; compensation to dealers, $7,686; compensation to sales personnel, $25,491; interest, carrying or other financing charges $0; seminars and meetings, $1,922; travel and entertainment, $2,562; general and administrative, $15,292; telephone, $785; and occupancy and equipment rental, $2,004.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy Pacific Opportunities Fund: advertising, $0; printing and mailing of prospectuses to persons other than current shareholders, $1,077; compensation to underwriters $0; compensation to dealers, $1,237; compensation to sales personnel, $2,761; interest, carrying or other financing charges $0; seminars and meetings, $310; travel and entertainment, $277; general and administrative, $1,668; telephone, $85; and occupancy and equipment rental, $218.

         During the fiscal year ended December 31, 1999, Ivy Developing Markets Fund paid IMDI $13,129 pursuant to its Class A plan. During the fiscal year ended December 31, 1999 Ivy Developing Markets Fund paid IMDI $67,796 pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI $30,867 pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy Developing Markets Fund: advertising, $0; printing and mailing of prospectuses to persons other than current shareholders, $8,092; compensation to underwriters $0; compensation to dealers, $1,022; compensation to sales personnel, $3,987; interest, carrying or other financing charges $0; seminars and meetings, $256; travel and entertainment, $650; general and administrative, $2,247; telephone, $136; and occupancy and equipment rental, $212.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy Developing Markets Fund: advertising, $0; printing and mailing of prospectuses to persons other than current shareholders, $14,771; compensation to underwriters $0; compensation to dealers, $7,791; compensation to sales personnel, $25,450; interest, carrying or other financing charges $0; seminars and meetings, $1,947; travel and entertainment, $2,556; general and administrative, $15,325; telephone, $784; and occupancy and equipment rental, $2,008.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy Developing Markets Fund: advertising, $11; printing and mailing of prospectuses to persons other than current shareholders, $6,675; compensation to underwriters $0; compensation to dealers, $4,765; compensation to sales personnel, $11,660; interest, carrying or other financing charges $0; seminars and meetings, $1,191; travel and entertainment, $1,170; general and administrative, $6,932; telephone, $357; and occupancy and equipment rental, $909.

         During the fiscal year ended December 31, 1999, Ivy European Opportunities Fund paid IMDI $2,343 pursuant to its Class A plan. During the fiscal year ended December 31, 1999 Ivy European Opportunities Fund paid IMDI $4,903 pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI $4,338 pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy European Opportunities
Fund: advertising, $87; printing and mailing of prospectuses to persons other than current shareholders, $17,859; compensation to underwriters $0; compensation to dealers, $2,323; compensation to sales personnel, $8,327; interest, carrying or other financing charges $0; seminars and meetings, $581; travel and entertainment, $853; general and administrative, $4,775; telephone, $253; and occupancy and equipment rental, $621.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy European Opportunities
Fund: advertising, $40; printing and mailing of prospectuses to persons other than current shareholders, $8,232; compensation to underwriters $0; compensation to dealers, $1,045; compensation to sales personnel, $3,838; interest, carrying or other financing charges $0; seminars and meetings, $262; travel and entertainment, $393; general and administrative, $2,201; telephone, $117; and occupancy and equipment rental, $286.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy European Opportunities
Fund: advertising, $42; printing and mailing of prospectuses to persons other than current shareholders, $8,646; compensation to underwriters $0; compensation to dealers, $6,914; compensation to sales personnel, $4,032; interest, carrying or other financing charges $0; seminars and meetings, $1,728; travel and entertainment, $413; general and administrative, $2,312; telephone, $123; and occupancy and equipment rental, $300.

         During the fiscal year ended December 31, 1999, Ivy Global Fund paid IMDI $31,419 pursuant to its Class A plan. During the fiscal year ended December 31, 1999 Ivy Global Fund paid IMDI $70,526 pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI $3,272 pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy Global Fund: advertising, $0; printing and mailing of prospectuses to persons other than current shareholders, $6,262; compensation to underwriters $0; compensation to dealers, $4,993; compensation to sales personnel, $45,588; interest, carrying or other financing charges $0; seminars and meetings, $1,248; travel and entertainment, $4,554; general and administrative, $27,992; telephone, $1,412; and occupancy and equipment rental, $3,674.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy Global Fund: advertising, $0; printing and mailing of prospectuses to persons other than current shareholders, $3,618; compensation to underwriters $0; compensation to dealers, $6,087; compensation to sales personnel, $26,136; interest, carrying or other financing charges $0; seminars and meetings, $1,521; travel and entertainment, $2,618; general and administrative, $15,924; telephone, $808; and occupancy and equipment rental, $2,088.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy Global Fund: advertising, $0; printing and mailing of prospectuses to persons other than current shareholders, $163; compensation to underwriters $0; compensation to dealers, $420; compensation to sales personnel, $1,187; interest, carrying or other financing charges $0; seminars and meetings, $105; travel and entertainment, $118; general and administrative, $738; telephone, $37; and occupancy and equipment rental, $97.

         During the fiscal year ended December 31, 1999, Ivy Global Natural Resources Fund paid IMDI $11,668 pursuant to its Class A plan. During the fiscal year ended December 31, 1999, Ivy Global Natural Resources Fund paid IMDI $22,713 pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI $2,446 pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy Global Natural Resources
Fund: advertising, $96; printing and mailing of prospectuses to persons other than current shareholders, $4,463; compensation to underwriters $0; compensation to dealers, $2,493; compensation to sales personnel, $18,073; interest, carrying or other financing charges $0; seminars and meetings, $624; travel and entertainment, $1,841; general and administrative, $10,553; telephone, $552; and occupancy and equipment rental, $1,376.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy Global Natural Resources
Fund: advertising, $1; printing and mailing of prospectuses to persons other than current shareholders, $2,123; compensation to underwriters $0; compensation to dealers, $3,817; compensation to sales personnel, $8,600; interest, carrying or other financing charges $0; seminars and meetings, $955; travel and entertainment, $869; general and administrative, $5,117; telephone, $265; and occupancy and equipment rental, $669.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy Global Natural Resources
Fund: advertising, $6; printing and mailing of prospectuses to persons other than current shareholders, $243; compensation to underwriters $0; compensation to dealers, $486; compensation to sales personnel, $993; interest, carrying or other financing charges $0; seminars and meetings, $121; travel and entertainment, $102; general and administrative, $576; telephone, $30; and occupancy and equipment rental, $75.

         During the fiscal year ended December 31, 1999, Ivy Global Science & Technology Fund paid IMDI $48,884 pursuant to its Class A plan. During the fiscal year ended December 31, 1999 Ivy Global Science & Technology Fund paid IMDI $168,658 pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI $101,399 pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy Global Science & Technology
Fund: advertising, $106; printing and mailing of prospectuses to persons other than current shareholders, $15,429; compensation to underwriters $0; compensation to dealers, $11,953; compensation to sales personnel, $76,114; interest, carrying or other financing charges $0; seminars and meetings, $2,988; travel and entertainment, $7,636; general and administrative, $45,221; telephone, $2,336; and occupancy and equipment rental, $5,932.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy Global Science & Technology
Fund: advertising, $241; printing and mailing of prospectuses to persons other than current shareholders, $13,846; compensation to underwriters $0; compensation to dealers, $36,551; compensation to sales personnel, $66,530; interest, carrying or other financing charges $0; seminars and meetings, $9,137; travel and entertainment, $6,686; general and administrative, $39,226; telephone, $2,037; and occupancy and equipment rental, $5,142.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy Global Science & Technology
Fund: advertising, $23; printing and mailing of prospectuses to persons other than current shareholders, $7,805; compensation to underwriters $0; compensation to dealers, $24,635; compensation to sales personnel, $38,841; interest, carrying or other financing charges $0; seminars and meetings, $6,158; travel and entertainment, $3,895; general and administrative, $23,136; telephone, $1,193; and occupancy and equipment rental, $3,034.

         During the fiscal year ended December 31, 1999, Ivy International Fund II paid IMDI $70,498 pursuant to its Class A plan. During the fiscal year ended December 31, 1999, Ivy International Fund II paid IMDI $843,423 pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI $396,869 pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy International Fund II: advertising, $0; printing and mailing of prospectuses to persons other than current shareholders, $12,682; compensation to underwriters $0; compensation to dealers, $13,212; compensation to sales personnel, $104,669; interest, carrying or other financing documents $0; seminars and meetings, $3,303; travel and entertainment, $10,515; general and administrative, $62,855; telephone, $3,224; and occupancy and equipment rental, $8,234.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy International Fund II: advertising, $0; printing and mailing of prospectuses to persons other than current shareholders, $37,720; compensation to underwriters $0; compensation to dealers, $119,177; compensation to sales personnel, $312,137; interest, carrying or other financing charges $0; seminars and meetings, $29,794; travel and entertainment, $31,221; general and administrative, $188,124; telephone, $9,615; and occupancy and equipment rental, $24,690.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy International Fund II: advertising, $0; printing and mailing of prospectuses to persons other than current shareholders, $17,620; compensation to underwriters $0; compensation to dealers, $66,236; compensation to sales personnel, $146,205; interest, carrying or other financing charges $0; seminars and meetings, $16,559; travel and entertainment, $14,619; general and administrative, $88,436; telephone, $4,509; and occupancy and equipment rental, $11,607.

         During the fiscal year ended December 31, 1999, Ivy International Small Companies Fund paid IMDI $2,255 pursuant to its Class A plan. During the fiscal year ended December 31, 1999, Ivy International Small Companies Fund paid IMDI $10,075 pursuant to its Class B plan. During the fiscal year ended December 31, 1998, the Fund paid IMDI $8,988 pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy International Small Companies Fund: advertising, $0; printing and mailing of prospectuses to persons other than current shareholders, $3,397; compensation to underwriters $0; compensation to dealers, $417; compensation to sales personnel, $3,443; interest, carrying or other financing charges $0; seminars and meetings, $105; travel and entertainment, $344; general and administrative, $2,083; telephone, $106; and occupancy and equipment rental, $273.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy International Small Companies Fund: advertising, $0; printing and mailing of prospectuses to persons other than current shareholders, $3,763; compensation to underwriters $0; compensation to dealers, $1,169; compensation to sales personnel, $3,865; interest, carrying or other financing charges $0; seminars and meetings, $292; travel and entertainment, $388; general and administrative, $2,333; telephone, $120; and occupancy and equipment rental, $305.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy International Small Companies Fund: advertising, $0; printing and mailing of prospectuses to persons other than current shareholders, $3,868; compensation to underwriters $0; compensation to dealers, $1,218; compensation to sales personnel, $3,447; interest, carrying or other financing charges $0; seminars and meetings, $305; travel and entertainment, $346; general and administrative, $2,117; telephone, $107; and occupancy and equipment rental, $277.

         Each Plan may be amended at any time with respect to the class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated at any time with respect to the class of shares of the Fund to which the Plan relates, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of that class.

         If the Distribution Agreement or the Distribution Plans are terminated (or not renewed) with respect to any of the Ivy funds (or class of shares thereof), each may continue in effect with respect to any other fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

                  CUSTODIAN

         Pursuant  to a  Custodian  Agreement  with the  Trust,  Brown  Brothers
Harriman & Co. (the "Custodian"), a private bank and member of the principal securities exchanges, located at 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), maintains custody of the assets of each Fund held in the United States. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian has entered into subcustodial agreements for the holding of each Fund's foreign securities. With respect to each Fund, the Custodian may receive, as partial payment for its services to each Fund, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

                  FUND ACCOUNTING SERVICES

         Pursuant to a Fund Accounting Services Agreement, MIMI provides certain accounting and pricing services for each Fund. As compensation for those services, each Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million.

         During the fiscal year ended December 31, 1999, Ivy Asia Pacific Fund paid MIMI $20,305 under the agreement.

         During  the  fiscal  year  ended   December  31,   1999,   Ivy  Pacific
Opportunities Fund paid MIMI $36,086 under the agreement.

         During the fiscal year ended December 31, 1999, Ivy Developing Markets Fund paid MIMI $35,656 under the agreement.

         During  the  fiscal  year  ended   December  31,  1999,   Ivy  European
Opportunities Fund paid MIMI $11,488 under the agreement.

         During the fiscal year ended December 31, 1999, Ivy Global Fund paid MIMI $36,499 under the agreement.

         During the fiscal year ended December 31, 1999, Ivy Global Natural Resources Fund paid MIMI $23,905 under the agreement.

          During the fiscal year ended December 31, 1999, Ivy Global Science & Technology Fund paid MIMI $57,838 under the agreement.

         During the fiscal year ended December 31, 1999, Ivy International Fund II paid MIMI $102,828 under the agreement.

         During the fiscal year ended December 31, 1999, Ivy International Small Companies Fund paid MIMI $20,669 under the agreement.

                  TRANSFER AGENT AND DIVIDEND PAYING AGENT

         Pursuant to a Transfer Agency and Shareholder Service Agreement, IMSC, a wholly owned subsidiary of MIMI located at Via Mizner Financial Plaza, Ste. 300, 700 S. Federal Hwy., Boca Raton, Florida, 33432, is the transfer agent for each Fund. Under the Agreement, each Fund pays a monthly fee at an annual rate of $20.00 for each open Class A, Class B, Class C and Advisor Class account. Each Fund with Class I shares pays a monthly fee at an annual rate of $10.25 per open Class I account. In addition, each Fund pays a monthly fee at an annual rate of $4.70 per account that is closed plus certain out-of-pocket expenses. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Asia Pacific Fund totaled $22,560. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Pacific Opportunities Fund totaled $98,352. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Developing Markets Fund totaled $68,986. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy European Opportunities Fund totaled $1,888. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Global Fund totaled $64,932. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Global Natural Resources Fund totaled $38,990. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Global Science & Technology Fund totaled $93,208. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy International Fund II totaled $412,362. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy International Small Companies Fund totaled $10,849. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

                  ADMINISTRATOR

         Pursuant to an Administrative Services Agreement, MIMI provides certain administrative services to each Fund. As compensation for these services, each Fund (except with respect to its Class I shares) pays MIMI a monthly fee at the annual rate of 0.10% of the Fund's average daily net assets. Each Fund with Class I shares pays MIMI a monthly fee at the annual rate of 0.01% of its average daily net assets for Class I. Such fees for the fiscal year ended December 31, 1999 for Ivy Asia Pacific Fund totaled $7,272. Such fees for the fiscal year ended December 31, 1999 for Ivy Pacific Opportunities Fund totaled $19,179. Such fees for the fiscal year ended December 31, 1999 for Ivy Developing Markets Fund totaled $15,277. Such fees for the fiscal year ended December 31, 1999 for Ivy European Opportunities Fund totaled $2,774. Such fees for the fiscal year ended December 31, 1999 for Ivy Global Fund totaled $20,271. Such fees for the fiscal year ended December 31, 1999 for Ivy Global Natural Resources Fund totaled $7,197. Such fees for the fiscal year ended December 31, 1999 for Ivy Global Science & Technology Fund totaled $46,609. Such fees for the fiscal year ended December 31, 1999 for Ivy International Fund II totaled $153,311. Such fees for the fiscal year ended December 31, 1999 for Ivy International Small Companies Fund totaled $2,857.

         Outside of providing administrative services to the Trust, as described above, MIMI may also act on behalf of IMDI in paying commissions to broker-dealers with respect to sales of Class B and Class C shares of each Fund.

AUDITORS

     PricewaterhouseCoopers LLP, located at 200 E. Las Olas Blvd., Ste. 1700, Ft. Lauderdale, Florida, 33301, has been selected as independent certified public accountants for the Trust. The audit services performed by PricewaterhouseCoopers LLP include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the funds' tax returns.

                            BROKERAGE ALLOCATION

         Subject to the overall supervision of the President and the Board, IMI, Henderson (for Ivy European Opportunities Fund and a portion of Ivy International Small Companies Fund's portfolio), or MFC (for Ivy Global Natural Resources Fund) (the "Advisers"), places orders for the purchase and sale of each Fund's portfolio securities. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the Funds for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, the Advisers attempt to deal directly with the principal market makers, except in those circumstances where the Advisers believe that a better price and execution are available elsewhere.

         The Advisers select broker-dealers to execute transactions and evaluate the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by the Advisers in servicing all of their accounts. In addition, not all of these services may be used by the Advisers in connection with the services they provide to the Fund or the Trust. The Advisers may consider sales of shares of Ivy funds as a factor in the selection of broker-dealers and may select broker-dealers who provide them with research services. The Advisers may choose broker-dealers that provide the Advisers with research services and may cause a client to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if the Advisers view the commissions as reasonable in relation to the value of the brokerage and/or research services. The Advisers will not, however, seek to execute brokerage transactions other than at the best price and execution, taking into account all relevant factors such as price, promptness of execution and other advantages to clients, including a determination that the commission paid is reasonable in relation to the value of the brokerage and/or research services.

         During the fiscal years ended December 31, 1997 and 1998, Ivy Asia Pacific Fund paid brokerage commissions of $18,500 and $75,104, respectively. For the fiscal year ended December 31, 1999, Ivy Asia Pacific Fund paid a total of $18,953 in brokerage commissions with respect to portfolio transactions aggregating $3,153,247. Of such amount, $2,996 in brokerage commissions with respect to portfolio transactions aggregating $459,177 was placed with broker-dealers who provided research services.

         During the fiscal years ended December 31, 1997 and 1998, Ivy Pacific Opportunities Fund paid brokerage commissions of $70,846 and $112,289, respectively. For the fiscal year ended December 31, 1999, Ivy Pacific Opportunities Fund paid a total of $55,717 in brokerage commissions with respect to portfolio transactions aggregating $11,400,341 . Of such amount, $17,491 in brokerage commissions with respect to portfolio transactions aggregating $3,320,987 was placed with broker-dealers who provided research services.

         During the fiscal years ended December 31, 1997 and 1998, Ivy Developing Markets Fund paid brokerage commissions of $170,306 and $83,565, respectively. For the fiscal year ended December 31, 1999, Ivy Developing Markets Fund paid a total of $70,916 in brokerage commissions with respect to portfolio transactions aggregating $13,688,029. Of such amount, $14,441 in brokerage commissions with respect to portfolio transactions aggregating $2,549,170 was placed with broker-dealers who provided research services.

         During the period from commencement of operations (May 3, 1999) through December 31, 1999, Ivy European Opportunities Fund paid brokerage commissions of $36,908 with respect to portfolio transactions aggregating $25,070,411.

         During the fiscal years ended December 31, 1997 and 1998, Ivy Global Fund paid brokerage commissions of $123,985 and $76,661, respectively. For the fiscal year ended December 31, 1999, Ivy Global Fund paid a total of $83,384 in brokerage commissions with respect to portfolio transactions aggregating $28,029,168. Of such amount, $24,828 in brokerage commissions with respect to portfolio transactions aggregating $13,101,081 was placed with broker-dealers who provided research services.

         During the fiscal years ended December 31, 1997 and 1998, Ivy Global Natural Resources Fund paid brokerage commissions of $128,646 and $49,752, respectively. For the fiscal year ended December 31, 1999, Ivy Global Natural Resources Fund paid a total of $78,249 in brokerage commissions with respect to portfolio transactions aggregating $21,724,929. Of such amount, $120 in brokerage commissions with respect to portfolio transactions aggregating $15,161 was placed with broker-dealers who provided research services.

         During the fiscal years ended December 31, 1997 and 1998, Ivy Global Science & Technology Fund paid brokerage commissions of $99,546 and $110,302, respectively. For the fiscal year ended December 31, 1999, Ivy Global Science & Technology Fund paid a total of $106,161 in brokerage commissions with respect to portfolio transactions aggregating $68,575,514. Of such amount, $5,974 in brokerage commissions with respect to portfolio transactions aggregating $6,485,831 was placed with broker-dealers who provided research services.

         During the period from May 13, 1997 (commencement of operations) to December 31, 1997, and the fiscal year ended December 31, 1998, Ivy International Fund II paid brokerage commissions of $332,022 and $225,584, respectively. For the fiscal year ended December 31, 1999, Ivy International Fund II paid a total of $224,332 in brokerage commissions with respect to portfolio transactions aggregating $72,344,904. Of such amount, $67,438 in brokerage commissions with respect to portfolio transactions aggregating $22,354,787 was placed with broker-dealers who provided research services.

         During  the  fiscal  years  ended  December  31,  1997  and  1998,  Ivy
International Small Companies Fund paid brokerage commissions of $14,913 and $5,087, respectively. For the fiscal year ended December 31, 1999, Ivy International Small Companies Fund paid a total of $15,777 in brokerage commissions with respect to portfolio transactions aggregating $5,899,377. Of such amount, $1,360 in brokerage commissions with respect to portfolio transactions aggregating $203,688 was placed with broker-dealers who provided research services.

         Brokerage commissions vary from year to year in accordance with the extent to which a particular Fund is more or less actively traded.

         Each Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that the Advisers deem to be a desirable investment for each Fund. While no minimum has been established, it is expected that each Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for any Fund shares with securities and may discontinue accepting securities as payment for any Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of each Fund, and each Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

                      CAPITALIZATION AND VOTING RIGHTS

         The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of each Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of any Fund has preemptive rights or subscription rights.

         The Declaration of Trust of the Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized eighteen series, each of which represents a fund. The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Ivy Money Market Fund, and Class A, Class B, Class C and Advisor Class shares for Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Pacific Opportunities Fund, Ivy Cundill Value Fund, Ivy Developing Markets Fund, Ivy European Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy International Strategic Bond Fund, Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund and Ivy Next Wave Internet Fund, as well as Class I shares for Ivy Bond Fund, Ivy Cundill Value Fund, Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Fund, Ivy International Small Companies Fund, Ivy International Strategic Bond Fund, Ivy US Blue Chip Fund and Ivy Next Wave Internet Fund. Under the Declaration of Trust, the Trustees may terminate any Fund without shareholder approval. This might occur, for example, if a Fund does not reach or fails to maintain an economically viable size.

         Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of each Fund are entitled to vote alone on matters that only affect that Fund. All classes of shares of each Fund will vote together, except with respect to the distribution plan applicable to the Fund's Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent certified public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of a Fund means the vote of the lesser of: (1) 67% of the shares of that Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or
(2) more than 50% of the outstanding shares of that Fund (or of the Trust).

         With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

         The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of any Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                         SPECIAL RIGHTS AND PRIVILEGES

         The Trust offers, and (except as noted below) bears the cost of providing, to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

         Certain of the rights and privileges described below refer to funds, other than the Funds, whose shares are also distributed by IMDI. These funds are: Ivy Bond Fund, Ivy Cundill Value Fund, Ivy Growth Fund, Ivy International Fund, Ivy International Strategic Bond Fund, Ivy Money Market Fund, Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund and Ivy Next Wave Internet Fund (the other nine series of the Trust). Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

AUTOMATIC INVESTMENT METHOD

         The Automatic Investment Method, which enables a Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares, except Class
I. The minimum initial and subsequent investment under this method is $50 per month (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to Ivy Mackenzie Services Corp. ("IMSC") of telephone instructions or written notice. See "Automatic Investment Method" in the Prospectus. To begin the plan, complete Sections 6A and 7B of the Account Application.

EXCHANGE OF SHARES

         As described in the Prospectus, shareholders of each Fund have an exchange privilege with other Ivy funds. Before effecting an exchange, shareholders of a Fund should obtain and read the currently effective prospectus for the Ivy fund into which the exchange is to be made.

         INITIAL SALES CHARGE SHARES. Class A shareholders may exchange their Class A shares ("outstanding Class A shares") for Class A shares of another Ivy fund ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. (The additional sales charge will be waived for Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their shares for shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

         Each Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of The Legend Group and United Planners Financial Services of America, Inc. This privilege will apply on to Class A Shares of a Fund that are purchased using all or a portion of the proceeds obtained by such clients through redemptions of shares of a mutual fund (other than one of the Funds) on which a sales charge was paid (the "NAV transfer privilege"). Purchases eligible for the NAV transfer privilege must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within the first year after purchase. The NAV transfer privilege also applies to Fund shares purchased directly by clients of such dealers as long as their accounts are linked to the dealer's master account. The normal service fee, as described in the "Initial Sales Charge Alternative - Class A Shares" section of the Prospectus, will be paid to those dealers in connection with these purchases. IMDI may from time to time pay a special cash incentive to The Legend Group or United Planners Financial Services of America, Inc. in connection with sales of shares of a Fund by its registered representatives under the NAV transfer privilege. Additional information on sales charge reductions or waivers may be obtained from IMDI at the address listed on the cover of this Statement of Additional Information.

CONTINGENT DEFERRED SALES CHARGE SHARES

         CLASS A: Class A shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge ("CDSC"), as described in the Prospectus ("outstanding Class A shares"), for Class A shares of another Ivy fund ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of any Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC period following an exchange if such period is longer than the CDSC period, if any, applicable to the new Class A shares.

         For purposes of computing the CDSC that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is "tacked" onto the holding period of the new Class A shares.

         CLASS B: Class B shareholders may exchange their Class B shares ("outstanding Class B shares") for Class B shares of another Ivy fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of any Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the new Class B shares.

         Class B shares of any Fund acquired through an exchange of Class B shares of another Ivy fund will be subject to that Fund's CDSC schedule (or period) if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the Ivy fund from which the exchange was made.

         For purposes of both the conversion feature and computing the CDSC that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

         The following CDSC table applies to Class B shares of Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Pacific Opportunities Fund, Ivy Cundill Value Fund, Ivy Developing Markets Fund, Ivy European Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International Fund II, Ivy International Fund, Ivy International Small Companies Fund, Ivy International Strategic Bond Fund, Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund, and Ivy Next Wave Internet Fund.

              CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE OF
                      DOLLAR AMOUNT SUBJECT TO CHARGE

YEAR SINCE PURCHASE
First                                   5%
Second                                  4%
Third                                   3%
Fourth                                  3%
Fifth                                   2%
Sixth                                   1%
Seventh and thereafter                  0%

         CLASS C: Class C shareholders may exchange their Class C shares ("outstanding Class C shares") for Class C shares of another Ivy fund ("new Class C shares") on the basis of the relative net asset value per Class C share, without the payment of any CDSC that would otherwise be due upon redemption. (Class C shares are subject to a CDSC of 1.00% if redeemed within one year of the date of purchase.)

         CLASS I: Subject to the restrictions set forth in the following paragraph, Class I shareholders may exchange their outstanding Class I shares for Class I shares of another Ivy Fund on the basis of the relative net asset value per share.

         ALL CLASSES: The minimum value of shares which may be exchanged into an Ivy fund in which shares are not already held is $1,000 ($5,000,000 in the case of Class I shares). No exchange out of any Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Fund to less than $1,000 ($250,000 in the case of Class I shares).

         Each exchange will be made on the basis of the relative net asset value per share of the Ivy funds involved in the exchange next computed following receipt by IMSC of telephone instructions by IMSC or a properly executed request. Exchanges, whether written or telephonic, must be received by IMSC by the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions."

         An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Taxation."

         With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

                  LETTER OF INTENT

         Reduced sales charges apply to initial investments in Class A shares of any Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the Account Application in the Prospectus. Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least $50,000 in Class A shares of a Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of a Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be back dated. A shareholder may include, as an accumulation credit, the value (at the applicable offering price) of all Class A shares of Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Pacific Opportunities Fund, Ivy Cundill Value Fund, Ivy Developing Markets Fund, Ivy European Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International Fund II, Ivy International Fund, Ivy International Small Companies Fund, Ivy International Strategic Bond Fund, Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund, and Ivy Next Wave Internet Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Funds) held of record by him or her as of the date of his or her Letter of Intent. During the term of the Letter of Intent, the Transfer Agent will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the Letter of Intent, the investor is required to pay IMDI an amount equal to the difference between the dollar amount of sales charge that he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of Intent does not obligate the investor to buy or the Trust to sell the indicated amount of Class A shares, and the investor should read carefully all the provisions of such letter before signing.

                  RETIREMENT PLANS

         Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by IMDI may be purchased in a single application establishing a single account under the plan, and shares held in such an account may be exchanged among the Ivy funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

         Retirement Plan New Account Fee             no fee
         Retirement Plan Annual Maintenance Fee      $10.00 per fund account

         For shareholders whose retirement accounts are diversified across several Ivy funds, the annual maintenance fee will be limited to not more than $20.

         The following discussion describes the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

         INDIVIDUAL RETIREMENT ACCOUNTS: Shares of each Fund may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMSC, who may impose a charge for establishing the account.

         An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits. If both earn at least $2,000 per year, the maximum potential contribution is $4,000 per year for both. For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned income of the spouses is at least $4,000, a contribution of up to $2,000 may be made to each spouse's IRA. Rollover contributions are not subject to these limits.

         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, whether the individual's contribution to an IRA is fully deductible, partially deductible or not deductible depends on (i) adjusted gross income and (ii) whether it is the individual or the individual's spouse who is an active participant, in the case of married individuals filing jointly. Contributions may be made up to the maximum permissible amount even if they are not deductible. Rollover contributions are not includable in income for Federal income tax purposes and therefore are not deductible from it.

         Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums, amounts used to pay certain qualified higher education expenses, and amounts used within 120 days of the date the distribution is received to pay for certain first-time homebuyer expenses. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax.

         ROTH IRAS: Shares of each Fund also may be used as a funding medium for a Roth Individual Retirement Account ("Roth IRA"). A Roth IRA is similar in numerous ways to the regular (traditional) IRA, described above. Some of the primary differences are as follows.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000. An individual whose adjusted gross income exceeds the maximum phase-out amount cannot contribute to a Roth IRA.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. Contributions to a Roth IRA are not deductible. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one time use), or upon death or disability. All other distributions from a Roth IRA (other than the amount of nondeductible contributions) are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: reaching age 59 1/2, death, disability, deductible medical expenses, the purchase of health insurance for certain unemployed individual and qualified higher education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

         QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of one or more Ivy funds through a qualified retirement plan, an Agreement and a Retirement Plan are available from IMSC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $150,000 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

         Corporate   employers  may  also  adopt  the  Custodial  Agreement  and
Retirement   Plan  for  the  benefit  of  their  eligible   employees.   Similar
contribution and deduction rules apply to corporate employers.

         Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled; (4) uses the withdrawal to pay tax-deductible medical expenses; (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (6) rolls over the distribution.

         The Transfer Agent will arrange for Investors Bank & Trust to furnish custodial services to the employer and any participating employees.

         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code") permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from IMSC.

         Distributions from the 403(b)(7) Account may be made only following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled; (3) uses the withdrawal to pay tax-deductible medical expenses; (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may deduct contributions to a SEP up to the lesser of $30,000 or 15% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

         SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $6,000 a year (as indexed). Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if the employer maintains or maintained any other qualified retirement plan with respect to which any contributions or benefits have been credited.

 REINVESTMENT PRIVILEGE

         Shareholders who have redeemed Class A shares of any Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the same Fund at net asset value (without a sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by IMSC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

         Any redemption is a taxable event. A loss realized on a redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment privilege is exercised. See "Taxation."

 RIGHTS OF ACCUMULATION

         A scale of reduced sales charges applies to any investment of $50,000 or more in Class A shares of each Fund. See "Initial Sales Charge Alternative -- Class A Shares" in the Prospectus. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
Code). Rights of Accumulation are also applicable to current purchases of all of the funds of Ivy Fund (except Ivy Money Market Fund) by any of the persons enumerated above, where the aggregate quantity of Class A shares of such funds (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy funds) and of any other investment company distributed by IMDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to $50,000 or more for all funds other than Ivy Bond; or $100,000 or more for Ivy Bond Fund.

         At the time an investment takes place, IMSC must be notified by the investor or his or her dealer that the investment qualifies for the reduced sales charge on the basis of previous investments. The reduced sales charge is subject to confirmation of the investor's holdings through a check of the particular fund's records.

SYSTEMATIC WITHDRAWAL PLAN

         A  shareholder  (except  shareholders  with  accounts  in  Class I) may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to IMSC of a written election to have his or her shares withdrawn periodically, accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a shareholder must have at least $5,000 in his or her account. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

         A redemption under a Withdrawal Plan is a taxable event. Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisers.

         Additional investments made by investors participating in a Withdrawal Plan must equal at least $1,000 each while the Withdrawal Plan is in effect. Making additional purchases while a Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial sales charges or CDSCs.

         An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to IMSC. If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Trust or IMSC may terminate the Withdrawal Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

         Shares of each Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of a Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) that for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The Trust reserves the right to change these fees from time to time without advance notice.

         Class A shares of each Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii)the Plan has 500 or more eligible employees, as determined by Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

         Alternatively, Class B shares of each Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

         Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of any Fund convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments, or 10 years after the date of the initial purchase by a participant under the Plan--the Plan will receive a Plan level share conversion.

                                  REDEMPTIONS

         Shares of each Fund are redeemed at their net asset value next determined after a proper redemption request has been received by IMSC, less any applicable CDSC.

         Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of any Fund.

         Under unusual circumstances, when the Board deems it in the best interest of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of that Fund taken at current values. If any such redemption in kind is to be made, each Fund may make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the particular Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of that Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

         The Trust may redeem those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1000 in any Fund for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable. The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

         If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by a Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

         Each Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                        CONVERSION OF CLASS B SHARES

         As described in the Prospectus, Class B shares of each Fund will automatically convert to Class A shares of the same Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of the Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original Class B shares were issued. For purposes of conversion of Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                               NET ASSET VALUE

         The net asset value per share of each Fund is computed by dividing the value of that Fund's aggregate net assets (i.e., its total assets less its liabilities) by the number of the Fund's shares outstanding. For purposes of determining each Fund's aggregate net assets, receivables are valued at their realizable amounts. Each Fund's liabilities, if not identifiable as belonging to a particular class of the Fund, are allocated among the Fund's several classes based on their relative net asset size. Liabilities attributable to a particular class are charged to that class directly. The total liabilities for a class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount is divided by the number of shares of the class outstanding to produce its net asset value per share.

         A  security  listed or traded on a  recognized  stock  exchange  or The
Nasdaq Stock Market, Inc. ("Nasdaq") is valued at the security's last quoted sale price on the exchange on which the security is principally traded. If no sale is reported at that time, the average between the last bid and asked price (the "Calculated Mean") is used. Unless otherwise noted herein, the value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. All other securities for which OTC market quotations are readily available are valued at the Calculated Mean.

         A debt security normally is valued on the basis of quotes obtained from at least two dealers (or one dealer who has made a market in the security) or pricing services that take into account appropriate valuation factors. Interest is accrued daily. Money market instruments are valued at amortized cost, which the Board believes approximates market value.

         An exchange-traded option is valued at the last sale price on the exchange on which it is principally traded, if available, and otherwise is valued at the last sale price on the other exchange(s). If there were no sales on any exchange, the option shall be valued at the Calculated Mean, if possible, and otherwise at the last offering price, in the case of a written option, and the last bid price, in the case of a purchased option. An OTC option is valued at the last offering price, in the case of a written option, and the last bid price, in the case of a purchased option. Exchange listed and widely-traded OTC futures (and options thereon) are valued at the most recent settlement price.

         Securities and other assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Board. Trading in securities on many foreign securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange (e.g., any of the national business holidays identified below). If events materially affecting the value of a Fund's portfolio securities occur between the time when a foreign exchange closes and the time when that Fund's net asset value is calculated (see following paragraph), such securities may be valued at fair value as determined by IMI in accordance with procedures approved by the Board.

         Portfolio securities are valued (and net asset value per share is determined) as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) on each day the Exchange is open for trading. The Exchange and the Trust's offices are expected to be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of a Fund's Custodian or the Exchange close early as a result of a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

         The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on each Fund's net asset value next determined after your instructions are received in proper form by IMSC or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge. Since each Fund invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's net asset value may change on days when shareholders will not be able to purchase or redeem that Fund's shares. The sale of each Fund's shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in a Fund's best interest to do so.

                                  TAXATION

         The following is a general discussion of certain tax rules thought to be applicable with respect to each Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in any Fund. The Funds are not managed for tax-efficiency.

         Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

         As a regulated investment company, each Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute all such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

              OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

         The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by each Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Some of the options, futures and foreign currency forward contracts in which each Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by each Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         The transactions in options, futures and forward contracts undertaken by each Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by each Fund. In addition, losses realized by each Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to each Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by each Fund, which is taxed as ordinary income when distributed to shareholders.

         Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         Notwithstanding any of the foregoing, each Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of a Fund's taxable year, if certain conditions are met.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

         Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of each Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

         Each Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         Each Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Each Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, each Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. Each Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by each Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Each Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         Each  Fund  generally  will be  required  to  distribute  dividends  to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by each Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by each Fund.

DISTRIBUTIONS

         Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by each Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of that Fund on the distribution date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the same Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

FOREIGN WITHHOLDING TAXES

         Income received by each Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

         If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of each Fund's taxable year whether the foreign taxes paid by that Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

         Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of that Fund's income flows through to its shareholders. With respect to each Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from each Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of a Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if a Fund fails to satisfy these holding period requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for related foreign taxes.

         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

BACKUP WITHHOLDING

         Each Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of that Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish a Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to each Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in any Fund.

                              PERFORMANCE INFORMATION

         Performance information for the classes of shares of each Fund may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare each Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in each Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

         AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return ("Standardized Return") for a specific class of shares of each Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that class of that Fund made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

         P(1 + T){superscript n} = ERV

         Where:     P        =       a hypothetical initial payment of $1,000
                                        to purchase shares of a specific class

                    T        =       the average annual total return of shares
                                        of that class

                    n        =       the number of years

                    ERV      =       the ending redeemable value of a
                                        hypothetical $1,000 payment made at the
                                        beginning of the period.

         For purposes of the above computation for each Fund, it is assumed that all dividends and capital gains distributions made by that Fund are reinvested at net asset value in additional shares of the same class during the designated period. In calculating the ending redeemable value for Class A shares and assuming complete redemption at the end of the applicable period, the maximum 5.75% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable CDSC imposed upon redemption of Class B or Class C shares held for the period is deducted. Standardized Return quotations for each Fund do not take into account any required payments for federal or state income taxes. Standardized Return quotations for Class B shares for periods of over eight years will reflect conversion of the Class B shares to Class A shares at the end of the eighth year. Standardized Return quotations are determined to the nearest 1/100 of 1%.

         Each Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

         The following tables summarize the calculation of Standardized and Non-Standardized Return for the Class A, Class B, Class C and Class I (where applicable) shares of each Fund for the periods indicated. In determining the average annual total return for a specific class of shares of each Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of each Fund, the account fee used for purposes of the following computations is assumed to be the fee that would be charged to the mean account size of the Fund.

                                       IVY ASIA PACIFIC FUND

                                      STANDARDIZED RETURN[*]

                          CLASS A[1]        CLASS B[2]         CLASS C[3]

Year ended December 31,   36.76%            38.64%             42.92%
1999

 Inception [#] to year    (8.38)%           (8.21)%            (8.45)%
ended December 31, 1999:


                                    NON-STANDARDIZED RETURN[**]

                          CLASS A[4]        CLASS B[5]         CLASS C[6]

Year ended December 31,   45.10%            43.64%             43.92%
1999

Inception [#] to year     (6.54)%           (7.26)%            (8.45)%
ended December 31, 1999:


         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for the Fund (and Class A, Class B and Class C shares of the Fund) was January 1, 1997.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been (11.11)% and 34.38%, respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been (10.29)% and 36.54%, respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been (10.75)% and 40.61%, respectively.

         [4] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 199 and the one year ended December 31, 1999 would have been (9.32)% and 42.59%, respectively.

         [5] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been (9.37)% and 41.54%, respectively.

         [6] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been (10.75)% and 41.61%, respectively.

                                  IVY PACIFIC OPPORTUNITIES FUND

                                      STANDARDIZED RETURN[*]
                          CLASS A[1]        CLASS B[2]            CLASS C[3]

Year ended December 31,   38.28%            40.33%                44.41%
1999

Five years ended          .97%              1.02%                 N/A
December 31, 1999

 Inception [#] to year    (1.48)%           (1.29)%               (.71)%
ended December 31,
1999[7]:


                                    NON-STANDARDIZED RETURN[**]

                          CLASS A[4]        CLASS B[5]            CLASS C[6]

Year ended December 31,   46.72%            45.33%                45.41%
1999

Five years ended          2.18%             1.40%                 N/A
December 31, 1999

Inception [#] to year     (.53)%            (1.29)%               (.71)%
ended December 31,
1999[7]:


         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for the Fund (and Class A and Class B shares of the Fund) was October 22, 1993. The inception date for Class C shares was April 30, 1996.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year and five years ended December 31, 1999 would have been (1.95)%, 37.38%, and .50%, respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year and five years ended December 31, 1999 would have been (1.74)%, 39.38%, and .56%, respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been (1.21)% and 43.27% respectively. (Since the inception date for Class C shares was April 30, 1996, there were no outstanding Class C shares for the duration of the five year period ended December 31, 1999.)

         [4] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year and five years ended December 31, 1999 would have been (1.01)%, 45.77%, and 1.70%, respectively.

         [5] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year and five years ended December 31, 1999 would have been (1.74)%, 44.38%, and .94%, respectively

         [6] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been (1.21)% and 44.27%, respectively. (Since the inception date for Class C shares was April 30, 1996, there were no Class C shares outstanding for the five year period ended December 31, 1999.)

         [7] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                            IVY DEVELOPING MARKETS FUND

                              STANDARDIZED RETURN[*]

                          CLASS A[1]        CLASS B[2]         CLASS C[3]

Year ended December 31,        38.27%            40.82%               44.84%
1999:

Five years ended               1.07%              1.16%                N/A
December 31, 1999
 Inception [#] to year        (1.76)%            (1.53)%             (3.13)%
ended December 31,
1999[7]:

                            NON-STANDARDIZED RETURN[**]

                          CLASS A[4]        CLASS B[5]         CLASS C[6]

Year ended December 31,        46.70%            45.82%               45.84%
1999:

Five years ended               2.28%              1.54%                N/A
December 31, 1999

Inception [#] to year          (.63)%            (1.34)%             (2.95)%
ended December 31,
1999[7]:


         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for the Fund (Class A and Class B shares) was November 1, 1994. The inception date for Class C shares of the Fund was April 30, 1996.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year and five years ended December 31, 1999 would have been (3.41)%, 36.74%, and (.29)%, respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year and five years ended December 31, 1999 would have been (1.72)%, 39.39%, and (.16)%, respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1998 would have been (2.33)% and 43.42%, respectively.

         [4] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year and five years ended December 31, 1999 would have been (2.29)%, 45.09%, and .90%, respectively.

         [5] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year and five years ended December 31, 1999 would have been (1.72)%, 44.39%, and .22%, respectively.

         [6] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been (2.33)% and 44.42%, respectively.

         [7] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.


                                 IVY EUROPEAN OPPORTUNITIES FUND

                                     STANDARDIZED RETURN[*]

                          CLASS A[1]     CLASS B[2]     CLASS C[3]   CLASS I[4]
 Inception [#] to year     197.43%        204.41%        50.80%         N/A
ended December 31,
1999[7]:


                                   NON-STANDARDIZED RETURN[**]

                          CLASS A[5]    CLASS B[6]       CLASS C[7]  CLASS I[4]
Inception [#] to year      215.58%       209.41%          51.80%        N/A
ended December 31,
1999[8]:


         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for the Fund was May 3, 1999.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 would have been 196.35%.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 would have been 203.51%.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 would have been 50.43%.

         [4 ] Class I shares are not subject to an initial sales charge or a CDSC; therefore the Non-Standardized and Standardized Return figures would be identical. However, there were no outstanding Class I shares during the periods indicated.

         [5] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 would have been 214.44%.

         [6] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 would have been 208.51%.

         [7] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 would have been 51.43%.

         [8] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                                          IVY GLOBAL FUND

                                      STANDARDIZED RETURN[*]

                          CLASS A[1]        CLASS B[2]         CLASS C[3]

Year ended December 31,   19.23%            20.31%             24.24%
1999

Five years ended          9.01%             9.15%              N/A
December 31, 1999

 Inception [#] to year    8.88%             7.70%              6.28%
ended December 31,
1999[8]:

                                    NON-STANDARDIZED RETURN[**]

                          CLASS A[4]        CLASS B[5]         CLASS C[6]

Year ended December 31,   26.51%            25.31%             25.24%
1999

Five years ended          10.31%            9.43%              N/A
December 31, 1999

Inception [#] to year     9.63%             7.82%              6.28%
ended December 31,
1999[7]:


         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for the Fund (Class A shares) was April 18, 1991. The inception dates for the Class B and Class C shares of the Fund were April 1, 1994 and April 30, 1996, respectively. Until December 31, 1994, Mackenzie Investment Management Inc. served as investment adviser to the Fund.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one and five year periods ended December 31, 1999 would have been 8.18%, 18.39%, and 8.71%, respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the five year period ended December 31, 1999 would have been 7.46%, 19.54%, and 8.88%, respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year period ended December 31, 1999 would have been 5.89% and 23.21%, respectively. (Since the inception date for Class C shares was April 30, 1996, there were no outstanding Class C shares for the duration of the five year period ended December 31, 1999.)

         [4] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one and five year periods ended December 31, 1999 would have been 8.92%, 25.62%, and 10.00%, respectively.

         [5] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one and five year periods ended December 31, 1999 would have been 7.58%, 25.54%, and 9.16%, respectively.

         [6] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year period ended December 31, 1999 would have been 5.89% and 24.21%, respectively. (Since the inception date for Class C shares was April 30, 1996, there were no outstanding Class C shares for the duration of the five year period ended December 31, 1999.)

         [7] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                                 IVY GLOBAL NATURAL RESOURCES FUND

                                      STANDARDIZED RETURN[*]

                          CLASS A[1]        CLASS B[2]         CLASS C[3]

Year ended December 31,   32.87%            34.87%             37.97%
1999:

 Inception [#] to year    .13%              .44%               .82%
ended December 31,
1999[7]:

                                    NON-STANDARDIZED RETURN[**]

                          CLASS A[4]        CLASS B[5]         CLASS C[6]

Year ended December 31,   40.98%            39.87%             38.97%
1999:

Inception [#] to year     2.13%             1.42%              .82%
ended December 31,
1999[7]:

         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for the Fund was January 1, 1997.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been (2.24)% and 29.80%, respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been (1.89)% and 31.62%, respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been (2.34)% and 34.69%, respectively.

         [4] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been (.28)% and 37.74%, respectively.

         [5] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been (.93)% and 36.62%, respectively.

         [6] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been (2.34)% and 35.69%, respectively.

         [7] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                                 IVY GLOBAL SCIENCE & TECHNOLOGY FUND

                                        STANDARDIZED RETURN[*]

                          CLASS A[1]    CLASS B[2]      CLASS C[3]    CLASS I[4]

Year ended December 31,   109.76%        115.82%         119.98%         N/A
1999

Inception [#] to year     59.35%          60.79%          61.17%         N/A
ended December 31,
1999: [8]


                                      NON-STANDARDIZED RETURN[**]

                        CLASS A[5]     CLASS B[6]      CLASS C[7]    CLASS I[4]

Year ended December 31,   122.56%        120.82%       120.98%             N/A
1999

Inception [#] to year     62.03%          60.98%        61.17%             N/A
ended December 31,
1999: [8]


         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period. Class I shares are not subject to an initial sales charge or a CDSC; therefore, the Non-Standardized Return Figures would be identical to the Standardized Return Figures.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for the Fund (and Class A, Class B, Class C and Class I shares of the Fund) was July 22, 1996.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 59.27% and 109.76%, respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 60.75% and 115.82%, respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 61.22% and 119.98%, respectively.

         [4] Class I shares are not subject to an initial sales charge or a CDSC; therefore the Non-Standardized and Standardized Return figures would be identical. However, there were no outstanding Class I shares during the periods indicated.

         [5] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 61.95% and 122.56%, respectively.

         [6] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 60.79% and 120.82%, respectively.

         [7] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 61.22% and 120.98%, respectively.

         [8] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                                       IVY INTERNATIONAL FUND II

                                        STANDARDIZED RETURN[*]

                          CLASS A[1]   CLASS B[2]    CLASS C[3]     CLASS I[4]

Year ended December 31,   20.44%       21.81%         25.91%             N/A
1999

 Inception [#] to year    5.51%        6.04%           7.08%             N/A
ended December 31,
1999[8]:

                                      NON-STANDARDIZED RETURN[**]

                          CLASS A[5]    CLASS B[6]    CLASS C[7]     CLASS I[4]

Year ended December 31,   27.79%          26.81%         26.91%          N/A
1999

Inception [#] to year     7.92%            7.07%          7.08%          N/A
ended December 31,
1999[8]:


         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period. Class I shares are not subject to an initial sales change or to a CDSC; therefore, the Non-Standardized Return Figures would be identical to the Standardized Return Figures.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

          [#] The inception date for the Fund (and Class A, Class B, Class C and Class I shares of the Fund) was May 13, 1997.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 5.42% and 20.33%, respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 5.90% and 21.58%, respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 6.94% and 25.66%, respectively.

         [4] Class I shares are not subject to an initial sales charge or a CDSC; therefore the Non-Standardized and Standardized Return figures would be identical. However, there were no outstanding Class I shares during the periods indicated.

         [5] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 7.81% and 27.67%, respectively.

         [6] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 6.93% and 26.58%, respectively.

         [7] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 6.94% and 26.66% respectively.

         [8] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                                IVY INTERNATIONAL SMALL COMPANIES FUND
                                        STANDARDIZED RETURN[*]

                          CLASS A[1]    CLASS B[2]   CLASS C[3]     CLASS I[4]

Year ended December 31,   31.43%         33.24%        37.36%           N/A
1999

 Inception [#] to year    6.58%           6.98%         7.92%           N/A
ended December 31, 1999:

                                      NON-STANDARDIZED RETURN[**]

                          CLASS A[5]    CLASS B[6]     CLASS C[7]     CLASS I[4]

Year ended December 31,   39.45%         38.24%          38.36%          N/A
1999

Inception [#] to year     8.70%           7.84%           7.92%          N/A
ended December 31, 1999:


         [*] The Standardization Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for Ivy International Small Companies Fund (and Class A, Class B, Class C and Class I shares of the Fund) was January 1, 1997.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 2.19% and 22.96%, respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 2.85% and 24.70%, respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 3.28% and 28.61%, respectively.

         [4] Class I shares are not subject to an initial sales charge or a CDSC; therefore the Non-Standardized and Standardized Return figures would be identical. However, there were no outstanding Class I shares during the periods indicated.

         [5] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 4.24% and 30.52%, respectively.

         [6] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 3.69% and 29.70%, respectively.

         [7] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been 3.28% and 29.61%, respectively.

         CUMULATIVE TOTAL RETURN. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in a specific class of shares of a particular Fund for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific class of shares of a Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

         C = (ERV/P) - 1

         Where:            C        =       cumulative total return

                           P        =       a hypothetical initial investment of
                                            $1,000 to purchase shares of a
                                            specific class

                           ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

IVY ASIA PACIFIC FUND

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

                                                          SINCE INCEPTION[*]
                                     ONE YEAR

          Class A                          36.76%               (23.04)%
          Class B                          38.64%               (22.60)%
          Class C                          42.92%               (22.03)%

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

                                                          SINCE INCEPTION[*]
                                     ONE YEAR

          Class A                          45.10%               (18.34)%
          Class B                          43.64%               (20.21)%
          Class C                          43.92%               (8.45)%


[*] The inception date for the Fund (Class A, Class B and Class C shares) was January 1, 1997.

IVY CHINA REGION FUND

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

               ONE YEAR               FIVE YEARS              SINCE INCEPTION[*]
Class A        38.28%                  4.97%                  (8.81)%
Class B        40.33%                  5.21%                  (7.69)%
Class C        44.41%                   N/A                   (2.59)%

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

              ONE YEAR               FIVE YEARS              SINCE INCEPTION[*]
Class A       46.72%                  11.37%                 (3.25)%
Class B       45.33%                  7.21%                  (7.69)%
Class C       45.41%                   N/A                   (2.59)%


[*] The inception date for the Fund (Class A and Class B shares) was October 23, 1993. The inception date for Class C shares of the Fund was April 30, 1996.

IVY DEVELOPING MARKETS FUND

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

             ONE YEAR               FIVE YEARS              SINCE INCEPTION[*]
Class A      38.27%                  5.48%                  (8.76)%
Class B      40.82%                  5.94%                  (7.67)%
Class C      44.84%                   N/A                   (6.18)%

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

            ONE YEAR               FIVE YEARS              SINCE INCEPTION[*]
Class A     46.70%                  11.91%                 (3.20)%
Class B     45.82%                  7.94%                  (6.74)%
Class C     45.84%                   N/A                   (6.74)%

[*] The inception date for the Fund (Class A and Class B shares) was November 1, 1994. The inception date for Class C shares was April 30, 1996.

IVY EUROPEAN OPPORTUNITIES FUND

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

                                          SINCE
                                       INCEPTION[*]

Class A                                  197.43%
Class B                                  204.41%
Class C                                   50.80%
Class I                                    N/A

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

                                          SINCE
                                       INCEPTION[*]

Class A                                  215.58%
Class B                                  209.41%
Class C                                   51.80%
Class I                                    N/A


[*] The inception date for the Fund was May 3, 1999.

IVY GLOBAL FUND

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

            ONE YEAR                FIVE YEARS                  SINCE INCEPTION
Class A      19.23%                   53.95%                        109.85%
Class B      20.31%                     N/A                         53.21%
Class C      24.24%                     N/A                         25.05%

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

           ONE YEAR                FIVE YEARS                SINCE INCEPTION[*]

Class A     26.51%                   63.34%                        122.65%
Class B     25.31%                     N/A                         54.21%
Class C     25.24%                     N/A                         25.05%


[*] The inception date for the Class A shares of the Fund was April 18, 1991; the inception date for Class B shares of the Fund was April 1, 1994; and the inception date for Class C shares of the Fund was April 30, 1996. Until December 31, 1994, Mackenzie Investment Management Inc. served as investment adviser to the Fund.

IVY GLOBAL NATURAL RESOURCES FUND

          The following table summarizes the calculation of Cumulative Total Return for Ivy Global Natural Resources Fund for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

            ONE YEAR                                 SINCE INCEPTION[*]

Class A     32.87%                                         .40%
Class B     34.87%                                        1.32%
Class C     37.97%                                        2.47%

          The following table summarizes the calculation of Cumulative Total Return for Ivy Global Natural Resources Fund for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

            ONE YEAR                                 SINCE INCEPTION[*]

Class A     40.98%                                        6.53%
Class B     39.87%                                        4.32%
Class C     38.97%                                        2.47%

[*] The inception date for the Fund was January 1, 1997.

IVY GLOBAL SCIENCE & TECHNOLOGY FUND

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

            ONE YEAR                                 SINCE INCEPTION[*]

Class A     109.76%                                       396.70%
Class B     115.82%                                       413.33%
Class C     119.98%                                       417.41%
Class I     N/A                                           N/A

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

             ONE YEAR                                 SINCE INCEPTION[*]

Class A      122.56%                                       427.00%
Class B      120.82%                                       415.33%
Class C      120.98%                                       417.41%
Class I      N/A                                           N/A


[*] The inception date for the Fund (Class A, Class B, Class C and I shares) was July 22, 1996.

IVY INTERNATIONAL FUND II

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

                                        ONE YEAR             SINCE INCEPTION [*]

                Class A                  20.44%                     15.21%
                Class B                  21.81%                     16.74%
                Class C                  25.91%                     19.77%
                Class I                   N/A                        N/A

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

                                   ONE YEAR                  SINCE INCEPTION [*]

                Class A             27.79%                        22.24%
                Class B             26.81%                        19.74%
                Class C             26.91%                        19.77%
                Class I              N/A                           N/A

[*] The inception date for the Fund (Class A, Class B, Class C and Class I shares) was May 13, 1997.

IVY INTERNATIONAL SMALL COMPANIES FUND

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

                                     ONE YEAR             SINCE INCEPTION [*]

                Class A               31.43%                    21.00%
                Class B               33.24%                    22.46%
                Class C               37.36%                    25.75%
                Class I                 N/A                       N/A

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

                                     ONE YEAR               SINCE INCEPTION [*]

                Class A               39.45%                      28.38%
                Class B               33.24%                      25.46%
                Class C               37.36%                      25.75%
                Class I                 N/A                         N/A

[*] The inception date for the Fund (Class A, Class B, Class C and Class I shares) was January 1, 1997.

         OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

         Performance quotations for each Fund will vary from time to time depending on market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding a Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of each Fund's shares and the risks associated with each Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

         Each Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others: AAII Journal, Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.

                              FINANCIAL STATEMENTS

         Each Fund's Portfolio of Investments as of December 31, 1999, Statement of Assets and Liabilities as of December 31, 1999, Statement of Operations for the fiscal year ended December 31, 1999, Statement of Changes in Net Assets for the fiscal year ended December 31, 1999, Financial Highlights, Notes to Financial Statements, and Report of Independent Certified Public Accountants, which are included in each Fund's December 31, 1999 Annual Report to shareholders, are incorporated by reference into this SAI.

                                   APPENDIX A

           DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP ("S&P") AND

              MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE

                        BOND AND COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]

MOODY'S:

         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa by Moody's are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

         (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

         Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                              IVY ASIA PACIFIC FUND
                           IVY DEVELOPING MARKETS FUND
                         IVY EUROPEAN OPPORTUNITIES FUND
                                 IVY GLOBAL FUND
                        IVY GLOBAL NATURAL RESOURCES FUND
                      IVY GLOBAL SCIENCE & TECHNOLOGY FUND
                            IVY INTERNATIONAL FUND II
                     IVY INTERNATIONAL SMALL COMPANIES FUND
                         IVY PACIFIC OPPORTUNITIES FUND


                                    series of

                                    IVY FUND
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432

                       STATEMENT OF ADDITIONAL INFORMATION
                              ADVISOR CLASS SHARES

                                   May 1, 2000
                      (as supplemented on August 30, 2000)


         Ivy Fund (the "Trust") is an open-end management investment company that currently consists of eighteen portfolios, each of which (except for Ivy International Strategic Bond Fund) is diversified. This Statement of Additional Information ("SAI") relates to the Advisor Class shares of the nine portfolios listed above (each a "Fund"). The other nine portfolios of the Trust are described in separate prospectuses and SAIs.

         This SAI is not a prospectus and should be read in conjunction with the prospectus for the Funds dated May 1, 2000, as supplemented on August 30, 2000 (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number printed below. Advisor Class shares are only offered to certain investors (see Prospectus). The Funds also offer Class A, B and C shares (as well as Class I shares, in the case of Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, and Ivy International Small Companies Fund), which are described in a separate prospectus and SAI that may also be obtained without charge from the Distributor.

         Each Fund's Annual Report to shareholders, dated December 31, 1999 (each an "Annual Report"), is incorporated by reference into this SAI. Each Fund's Annual Report may be obtained without charge from the Distributor.


                               INVESTMENT MANAGER

                          Ivy Management, Inc. ("IMI")
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 777-6472

                                   DISTRIBUTOR

                    Ivy Mackenzie Distributors, Inc. ("IMDI")
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 456-5111

                               INVESTMENT ADVISER
                     (for Ivy Global Natural Resources Fund)

                     Mackenzie Financial Corporation ("MFC")
                              150 Bloor Street West
                                    Suite 400
                                Toronto, Ontario
                                  CANADA M5S3B5
                            Telephone: (416) 922-5322

                                TABLE OF CONTENTS

GENERAL INFORMATION..........................................................1
INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS...........................1
         IVY ASIA PACIFIC FUND...............................................2
         IVY PACIFIC OPPORTUNITIES FUND......................................5
         IVY DEVELOPING MARKETS FUND.........................................8
         IVY EUROPEAN OPPORTUNITIES FUND....................................11
         IVY GLOBAL FUND....................................................15
         IVY GLOBAL NATURAL RESOURCES FUND..................................18
         IVY GLOBAL SCIENCE & TECHNOLOGY FUND...............................21
         IVY INTERNATIONAL FUND II..........................................24
         IVY INTERNATIONAL SMALL COMPANIES FUND.............................27
RISK CONSIDERATIONS.........................................................30
         EQUITY SECURITIES..................................................30
         CONVERTIBLE SECURITIES.............................................30
         SMALL COMPANIES....................................................31
         INITIAL PUBLIC OFFERINGS...........................................31
         NATURAL RESOURCES AND PHYSICAL COMMODITIES.........................31
         DEBT SECURITIES....................................................32
         ILLIQUID SECURITIES................................................36
         FOREIGN SECURITIES.................................................36
         DEPOSITORY RECEIPTS................................................37
         EMERGING MARKETS...................................................38
         SECURITIES ISSUED IN PACIFIC REGION COUNTRIES......................39
         FOREIGN SOVEREIGN DEBT OBLIGATIONS.................................40
         BRADY BONDS........................................................40
         FOREIGN CURRENCIES.................................................41
         FOREIGN CURRENCY EXCHANGE TRANSACTIONS.............................41
         OTHER INVESTMENT COMPANIES.........................................42
         REPURCHASE AGREEMENTS..............................................43
         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS..................43
         COMMERCIAL PAPER...................................................43
         BORROWING..........................................................43
         WARRANTS...........................................................44
         REAL ESTATE INVESTMENT TRUSTS (REITS)..............................44
         OPTIONS TRANSACTIONS...............................................44
         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.................47
         SECURITIES INDEX FUTURES CONTRACTS.................................51
         COMBINED TRANSACTIONS..............................................52
PORTFOLIO TURNOVER..........................................................53
TRUSTEES AND OFFICERS.......................................................53
PRINCIPAL HOLDERS OF SECURITIES.............................................59
         CLASS A............................................................60
         CLASS B............................................................61
         CLASS C............................................................62
         CLASS I............................................................64
         ADVISOR CLASS......................................................65
INVESTMENT ADVISORY AND OTHER SERVICES......................................67
         BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES...............67
         DISTRIBUTION SERVICES..............................................70
         CUSTODIAN..........................................................71
         FUND ACCOUNTING SERVICES...........................................72
         TRANSFER AGENT AND DIVIDEND PAYING AGENT...........................72
         ADMINISTRATOR......................................................73
         AUDITORS...........................................................73
BROKERAGE ALLOCATION........................................................73
CAPITALIZATION AND VOTING RIGHTS............................................76
SPECIAL RIGHTS AND PRIVILEGES...............................................78
         AUTOMATIC INVESTMENT METHOD........................................78
         EXCHANGE OF SHARES.................................................78
         RETIREMENT PLANS...................................................79
         SYSTEMATIC WITHDRAWAL PLAN.........................................83
         GROUP SYSTEMATIC INVESTMENT PROGRAM................................83
REDEMPTIONS.................................................................84
NET ASSET VALUE.............................................................85
TAXATION....................................................................86
         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS............87
         CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES.............88
         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES.................89
         DEBT SECURITIES ACQUIRED AT A DISCOUNT.............................89
         DISTRIBUTIONS......................................................90
         DISPOSITION OF SHARES..............................................91
         FOREIGN WITHHOLDING TAXES..........................................91
         BACKUP WITHHOLDING.................................................92
PERFORMANCE INFORMATION.....................................................93
FINANCIAL STATEMENTS........................................................96
APPENDIX A..................................................................97

                               GENERAL INFORMATION

         Each Fund is organized as a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. Ivy Asia Pacific Fund commenced operations on January 1, 1997 (Class A, Class B and Class C shares). Ivy Pacific Opportunities Fund commenced operations (Class A and Class B shares) on October 22, 1993; the inception dates for the Fund's Class C and Advisor Class shares were April 30, 1996 and February 10, 1998, respectively. Ivy Developing Markets Fund commenced operations (Class A and Class B shares) on November 1, 1994; the inception dates for the Fund's Class C and Advisor Class shares were April 30, 1996 and April 30, 1998, respectively. Ivy European Opportunities Fund commenced operations on May 3, 1999 (all Classes). Ivy Global Fund commenced operations (Class A shares) on April 18, 1991; the inception dates for the Fund's Class B, Class C and Advisor Class shares were April 1, 1994, April 30, 1996 and April 30, 1998, respectively. Ivy Global Natural Resources Fund and Ivy International Small Companies Fund commenced operations on January 1, 1997 (Class A, Class B and Class C shares); the inception dates for the Funds' Advisor Class shares were April 18, 1999 and July 1, 1999, respectively. Ivy Global Science & Technology Fund commenced operations on July 22, 1996 (Class A, Class B and Class C shares); the inception date for the Fund's Advisor Class shares was April 15, 1998. Ivy International Fund II commenced operations on May 13, 1997 (Class A, Class B and Class C shares); the inception date for the Fund's Advisor Class shares was February 23, 1998.

         Descriptions in this SAI of a particular investment practice or technique in which any Fund may engage or a financial instrument which any Fund may purchase are meant to describe the spectrum of investments that IMI, in its discretion, might, but is not required to, use in managing each Fund's portfolio assets. For example, IMI may, in its discretion, at any time employ a given practice, technique or instrument for one or more funds but not for all funds advised by it. It is also possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case a Fund would not use them. Investors should also be aware that certain practices, techniques, or instruments could, regardless of their relative importance in a Fund's overall investment strategy, from time to time have a material impact on that Fund's performance.

               INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS

Each Fund has its own investment objectives and policies, which are described in the Prospectus under the captions "Summary" and "Additional Information About Strategies and Risks." Descriptions of each Fund's policies, strategies and investment restrictions, as well as additional information regarding the characteristics and risks associated with each Fund's investment techniques, are set forth below.

         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to a Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by a Fund, such as a change in market conditions or a change in a Fund's asset level or other circumstances beyond a Fund's control, will not be considered a violation.

IVY ASIA PACIFIC FUND

         The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in securities issued in Asia-Pacific countries, which for purposes of this SAI are defined to include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. Securities of Asia-Pacific issuers include: (a) securities of companies organized under the laws of an Asia-Pacific country or for which the principal securities trading market is in the Asia-Pacific region; (b) securities that are issued or guaranteed by the government of an Asia-Pacific country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Asia-Pacific region; and (d) any of the preceding types of securities in the form of depository shares.

         The Fund may participate in markets throughout the Asia-Pacific region, and it is expected that the Fund will be invested at all times in at least three Asia-Pacific countries. As a fundamental policy, the Fund does not concentrate its investments in any particular industry.

         The Fund may invest up to 35% of its assets in investment-grade debt securities of government or corporate issuers in emerging market countries, equity securities and investment grade debt securities of issuers in developed countries (including the United States), warrants, and cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest up to 5% of its net assets in zero coupon bonds, and in debt securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Services ("S&P"), or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         For temporary or emergency purposes, Ivy Asia Pacific Fund may borrow from banks in accordance with the provisions of the Investment Company Act of 1940, as amended, (the "1940 Act"), but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies that invest in securities issued in Asia-Pacific countries in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. The Fund may write or buy straddles or spreads. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

INVESTMENT RESTRICTIONS FOR IVY ASIA PACIFIC FUND

         Ivy Asia Pacific Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(ii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(iv) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(v) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vi) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(vii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

ADDITIONAL RESTRICTIONS FOR IVY ASIA PACIFIC FUND

         Ivy Asia Pacific Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(iii)    sell securities short, except for short sales "against the box";

(iv) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund" total assets;

(v) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment adviser for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account; or

(vi) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures.

IVY PACIFIC OPPORTUNITIES FUND

         The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in securities issued in Pacific region countries, which for purposes of this SAI are defined to include Australia, Bangladesh, Brunai, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. Securities of Pacific region issuers include: (a) securities of companies organized under the laws of a Pacific region country or whose principal securities trading market is in the Pacific region; (b) securities that are issued or guaranteed by the government of a Pacific region country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific region; and (d) any of the preceding types of securities in the form of depository shares.

         The Fund may participate in markets throughout the Pacific region, and it is expected that the Fund will be invested at all times in at least three Pacific region countries. As a fundamental policy, the Fund does not concentrate its investments in any particular industry.

         The Fund may invest up to 35% of its assets in investment-grade debt securities (i.e., those rated in the four highest rating categories used by Moody's or S&P of government or corporate issuers in emerging market countries, equity securities and investment-grade debt securities of issuers in developed countries (including the United States), warrants, and cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest up to 5% of its net assets in zero coupon bonds, and in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         For temporary or emergency purposes, the Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may invest in sponsored or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs), and Global Depository Shares ("GDSs), warrants, and securities issued on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. The Fund may write or buy straddles or spreads. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

INVESTMENT RESTRICTIONS FOR IVY PACIFIC OPPORTUNITIES FUND

         Ivy Pacific Opportunities Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

ADDITIONAL RESTRICTIONS FOR IVY PACIFIC OPPORTUNITIES FUND

         Ivy Pacific Opportunities Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i)      invest  in  oil,  gas  or  other  mineral   leases  or  exploration  or
         development programs;

(ii)     invest  in  companies  for  the  purpose  of   exercising   control  of
         management;

(iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(v) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(vi) borrow money, except for temporary purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

(vii) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(viii) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment adviser for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(ix)     sell securities short, except for short sales "against the box"; or

(x) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940.

IVY DEVELOPING MARKETS FUND

         Ivy Developing Markets Fund's principal objective is long-term growth. Consideration of current income is secondary to this principal objective. In pursuing its objective, the Fund invests primarily in the equity securities of companies that IMI believes will benefit from the economic development and growth of emerging markets. The Fund considers countries having emerging markets to be those that (i) are generally considered to be "developing" or "emerging" by the World Bank and the International Finance Corporation, or (ii) are classified by the United Nations (or otherwise regarded by their authorities) as "emerging." Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities (including common and preferred stocks, convertible debt obligations, warrants, options (subject to the restrictions set forth below), rights, and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs that are listed on stock exchanges or traded over-the-counter) of "Emerging Market growth companies," which are defined as companies (a) for which the principal securities trading market is an emerging market (as defined above),
(b) that each (alone or on a consolidated basis) derives 50% or more of its total revenue either from goods, sales or services in emerging markets, or (c) that are organized under the laws of (and with a principal office in) an emerging market country.

         The Fund normally invests its assets in the securities of issuers located in at least three emerging market countries, and may invest 25% or more of its total assets in the securities of issuers located in any one country. IMI's determination as to whether a company qualifies as an Emerging Market growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent information (some of which may be obtained directly from the company).

         For purposes of capital appreciation, Ivy Developing Markets Fund may invest up to 35% of its total assets in (i) debt securities of government or corporate issuers in emerging market countries, (ii) equity and debt securities of issuers in developed countries (including the United States), and (iii) cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest in zero coupon bonds and purchase securities on a "when-issued" or firm commitment basis.

         The Fund will not invest more than 20% of its total assets in debt securities rated Ba or lower by Moody's or BB or lower by S&P, or if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         For temporary or emergency purposes, the Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

INVESTMENT RESTRICTIONS FOR IVY DEVELOPING MARKETS FUND

         Ivy Developing Markets Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

ADDITIONAL RESTRICTIONS FOR IVY DEVELOPING MARKETS FUND

         Unless otherwise indicated, Ivy Developing Markets Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i)      invest  in  oil,  gas  or  other  mineral   leases  or  exploration  or
         development programs;

(ii)     invest  in  companies  for  the  purpose  of   exercising   control  of
         management;

(iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(v) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(vi) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

(vii)    purchase securities on margin;

(viii)   sell securities short; or

(ix) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act a brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940.

         Under the 1940 Act, the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restrictions (v) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY EUROPEAN OPPORTUNITIES FUND

         The Fund's investment objective is long-term capital growth by investing in the securities markets of Europe. The Fund's subadviser, Henderson Investment Management Limited ("Henderson"), will invest the Fund's assets in the securities of European companies, including those companies operating in the emerging markets of Europe and small capitalization companies operating in the developed markets of Europe. The Fund may also invest in larger capitalization European companies and European companies which have been subject to special circumstances, e.g., privatized companies or companies which provide exceptional value. Although the majority of the Fund's assets will be invested in equity securities, the Fund may also invest in cash, short-term or long-term fixed income securities issued by corporations and governments of Europe if considered appropriate in relation to the then current economic or market conditions in any country.

         The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies domiciled or otherwise doing business (as described below) in European countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of "European companies," which include any issuer (a) that is organized under the laws of a European country; (b) that derives 50% or more of its total revenues from goods produced or sold, investments made or services performed in Europe; or (c) for which the principal trading market is in Europe. The equity securities in which the Fund may invest include common stock, preferred stock and common stock equivalents such as warrants and convertible debt securities. These may include securities issued pursuant to initial public offerings ("IPOs"). The Fund may engage in short-term trading. The Fund may also invest in sponsored or unsponsored ADRs, EDRs, GDRs, ADSs, EDSs) and GDSs. The Fund does not expect to concentrate its investments in any particular industry.

         The Fund may invest up to 35% of its net assets in debt securities, but will not invest more than 20% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P or, if unrated, considered by Henderson to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. The Fund may purchase Brady Bonds and other sovereign debt of countries that have restructured or are in the process of restructuring their sovereign debt. The Fund may also purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. In addition, the Fund may invest up to 5% of its net assets in zero coupon bonds.

         For temporary defensive purposes or when Henderson believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, investment grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P or, if unrated, considered by Henderson to be of comparable quality), warrants, and cash or cash equivalents such as domestic or foreign bank obligations (including certificates of deposit, time deposits and bankers' acceptances), short-term notes, repurchase agreements, and domestic or foreign commercial paper.

         The Fund may borrow money in accordance with the provisions of the 1940 Act. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

         For hedging purposes, the Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls.

         For hedging purposes only, the Fund may engage in transactions in (and options on) stock index, interest rate and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy straddles or spreads.

INVESTMENT RESTRICTIONS FOR IVY EUROPEAN OPPORTUNITIES FUND

         Ivy European Opportunities Fund's investment objective, as set forth in the Prospectus under "Investment Objective and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

ADDITIONAL RESTRICTIONS FOR IVY EUROPEAN OPPORTUNITIES FUND

         Ivy European Opportunities Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the subadvisor's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market or to other factors, is liquid;

(ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(iii)    purchase or sell real estate limited partnership interests;

(iv)     sell securities short, except for short sales "against the box";

(v) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's subadviser, for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(vi) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(vii) make investments in securities for the purpose of exercising control over or management of the issuer; or

(viii)   invest  in  interests  in  oil,  gas  and/or  mineral   exploration  or
         development programs (other than securities of companies that invest in or sponsor such programs).

IVY GLOBAL FUND

         Ivy Global Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Any income realized will be incidental. Under normal conditions, the Fund will invest at least 65% of its total assets in the common stock of companies throughout the world, with at least three different countries (one of which may be the United States) represented in the Fund's overall portfolio holdings. Although the Fund generally invests in common stock, it may also invest in preferred stock, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero coupon bonds.

         The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         The Fund may invest in equity real estate investment trusts, warrants, and securities issued on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities. The Fund may not invest more than 5% of its total assets in restricted securities.

         For temporary defensive purposes and during periods when IMI believes that circumstances warrant, Ivy Global Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

         The Fund may purchase put and call options on stock indices, provided the premium paid for such options does not exceed 10% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may write covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. The Fund may also write and buy straddles and spreads. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 20% of its total assets.

INVESTMENT RESTRICTIONS FOR IVY GLOBAL FUND

         Ivy Global Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

ADDITIONAL RESTRICTIONS FOR IVY GLOBAL FUND

         Ivy Global Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i)      purchase or sell real estate limited partnership interests;

(ii) purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs);

(iii)    invest in oil, gas and/or mineral exploration or development programs;

(iv) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(v) make investments in securities for the purpose of exercising control over or management of the issuer;

(vi) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Manager for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(vii) borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes. All borrowings will be repaid before any additional investments are made;

(viii) purchase any security if, as a result, the Fund would then have more than 5% of its total assets (taken at current value) invested in securities restricted as to disposition under the Federal securities laws; or

(ix) purchase securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that the Fund may invest in securities of other investment companies subject to the restrictions in Section 12(d)(1) of the Investment Company Act of 1940.

         The Fund does not interpret fundamental restriction (v) to prohibit investment in real estate investment trusts.

IVY GLOBAL NATURAL RESOURCES FUND

         Ivy Global Natural Resources Fund's investment objective is long-term growth. Any income realized will be incidental. Under normal conditions, the Fund invests at least 65% of its total assets in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. "Natural resources" generally include precious metals (such as gold, silver and platinum), ferrous and nonferrous metals (such as iron, aluminum and copper), strategic metals (such as uranium and titanium), coal, oil, natural gases, timber, undeveloped real property and agricultural commodities. Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs. The Fund may also invest directly in precious metals and other physical commodities. In selecting the Fund's investments, MFC will seek to identify securities of companies that, in MFC's opinion, appear to be undervalued relative to the value of the companies' natural resource holdings.

         MFC believes that certain political and economic changes in the global environment in recent years have had and will continue to have a profound effect on global supply and demand of natural resources, and that rising demand from developing markets and new sources of supply should create attractive investment opportunities. In selecting the Fund's investments, MFC will seek to identify securities of companies that, in MFC's opinion, appear to be undervalued relative to the value of the companies' natural resource holdings.

         For temporary defensive purposes, Ivy Global Natural Resources Fund may invest without limit in cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

         For hedging purposes only, the Fund may engage in transactions in (and options on) foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy puts, calls, straddles or spreads.

INVESTMENT RESTRICTIONS FOR IVY GLOBAL NATURAL RESOURCES FUND

         Ivy Global Natural Resources Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in (a) commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI and (b) commodities relating to natural resources, as described in the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

ADDITIONAL RESTRICTIONS FOR IVY GLOBAL NATURAL RESOURCES FUND

         Ivy Global Natural Resources Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

(iii) purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs);

(iv)     invest  in  interests  in  oil,  gas  and/or  mineral   exploration  or
         development programs;

(v)      sell securities short, except for short sales "against the box;"

(vi) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund" total assets;

(vii) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment adviser for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(viii) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures; or

(ix) make investments in securities for the purpose of exercising control over or management of the issuer.

         Under the 1940 Act, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY GLOBAL SCIENCE & TECHNOLOGY FUND

         Ivy Global Science & Technology Fund's principal investment objective is long-term capital growth. Any income realized will be incidental. Under normal conditions, the Fund will invest at least 65% of its total assets in the common stock of companies that are expected to benefit from the development, advancement and use of science and technology. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. Industries likely to be represented in the Fund's portfolio include computers and peripheral products, software, electronic components and systems, telecommunications, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology, environmental services, chemicals and synthetic materials, and defense and aerospace. The Fund may also invest in companies that are expected to benefit indirectly from the commercialization of technological and scientific advances. In recent years, rapid advances in these industries have stimulated unprecedented growth. While this is no guarantee of future performance, IMI believes that these industries offer substantial opportunities for long-term capital appreciation. Investments made by the Fund may include securities issued pursuant to IPOs. The Fund may also engage in short-term trading.

         Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero coupon bonds. The fund may also invest up to 5% of its net assets in debt securities that are rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         The Fund may invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) in other investment companies in accordance with the provisions of the 1940 Act and
(ii) up to 15% of its net assets in illiquid securities.

         For temporary defensive purposes and during periods when IMI believes that circumstances warrant, Ivy Global Science & Technology Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

         The Fund may purchase put and call options on stock indices and on individual securities, provided the premium paid for such options does not exceed 10% of the value of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may write covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 20% of the value of its total assets.

INVESTMENT RESTRICTIONS FOR IVY GLOBAL SCIENCE & TECHNOLOGY FUND

         Ivy Global Science & Technology Fund's investment objective, as set forth in the "Summary" section of the Prospectus, and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

ADDITIONAL RESTRICTIONS FOR IVY GLOBAL SCIENCE & TECHNOLOGY FUND

         Ivy Global Science & Technology Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i)      invest  in  oil,  gas  or  other  mineral   leases  or  exploration  or
         development programs;

(ii)     invest  in  companies  for  the  purpose  of   exercising   control  or
         management;

(iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(v) borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for emergency purposes.

(vi)     purchase securities on margin;

(vii)    sell securities short, except for short sales "against the box"; or

(viii) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act.

         Under the 1940 Act, the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY INTERNATIONAL FUND II

         Ivy International Fund II's principal objective is long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. It is anticipated that at least 65% of the Fund's total assets will be invested in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets. IMI, the Fund's investment manager, invests the Fund's assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. IMI seeks to identify rapidly expanding foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength. Companies in which investments are made will generally have at least $1 billion in capitalization and a solid history of operations.

         When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to 10% of the value of its total assets from banks. The Fund may also purchase securities on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act and up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

INVESTMENT RESTRICTIONS FOR IVY INTERNATIONAL FUND II

         Ivy International Fund II's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

ADDITIONAL RESTRICTIONS FOR IVY INTERNATIONAL FUND II

         Ivy International Fund II has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i)      invest  in  oil,  gas  or  other  mineral   leases  or  exploration  or
         development programs;

(ii)     invest  in  companies  for  the  purpose  of   exercising   control  of
         management;

(iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv)     sell securities short, except for short sales, "against the box;"

(v) borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for emergency purposes.

(vi) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940;

(vii) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures; or

(viii) purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidations.

         Ivy International Fund II will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

         Under the Investment Company Act of 1940, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets.

IVY INTERNATIONAL SMALL COMPANIES FUND

         Ivy International Small Companies Fund's principal investment objective is long-term growth primarily through investment in foreign equity securities. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in common and preferred stocks (and securities convertible into common stocks) of foreign issuers having total initial market capitalization of less than $2 billion. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in the United States. The Fund will invest its assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any area and to enable shareholders to participate in markets that do not necessarily move in concert with the U.S. market. The factors that IMI considers in determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships. The Fund may purchase securities issued pursuant to IPOs. The Fund may engage in short-term trading.

         In selecting the Fund's investments, IMI will seek to identify securities that are attractively priced relative to their intrinsic value. The intrinsic value of a particular security is analyzed by reference to characteristics such as relative price-earnings ratio, dividend yield and other relevant factors (such as applicable financial, tax, social and political conditions).

         When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities, zero coupon bonds, preferred stocks, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. The Fund may also invest up to 5% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         For temporary or emergency purposes, Ivy International Small Companies Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy straddles or spreads.

INVESTMENT RESTRICTIONS FOR IVY INTERNATIONAL SMALL COMPANIES FUND

         Ivy International Small Companies Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

ADDITIONAL RESTRICTIONS FOR IVY INTERNATIONAL SMALL COMPANIES FUND

         Ivy International Small Companies Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i)      purchase or sell real estate limited partnership interests;

(ii) purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs);

(iii)    invest in oil, gas and/or mineral exploration or development programs;

(iv) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(v) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

(vi) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

(vii)    sell securities short, except for short sales "against the box;"

(viii) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment adviser for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(ix) make investments in securities for the purpose of exercising control over or management of the issuer; or

(x) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures.

                              RISK CONSIDERATIONS

EQUITY SECURITIES

         Equity securities can be issued by companies to raise cash; all equity securities represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company stocks may also be higher than those of larger companies.

CONVERTIBLE SECURITIES

         The convertible securities in which each Fund may invest include corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

SMALL COMPANIES

         Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of small or new companies may be subject to more abrupt or erratic market movements because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs in smaller company stocks also may be higher than those of larger companies.

INITIAL PUBLIC OFFERINGS

         Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

NATURAL RESOURCES AND PHYSICAL COMMODITIES

         Since Ivy Global Natural Resources Fund normally invests a substantial portion of its assets in securities of companies engaged in natural resources activities, that Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund's securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments. In selecting the Fund's portfolio of investments, MFC will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

         Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

         Ivy Global Natural Resources Fund's investments in precious metals (such as gold) and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time. On the other hand, investments in precious metals coins or bullion could help to moderate fluctuations in the value of the Fund's portfolio, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the appreciation and depreciation on such investments. The Fund may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When the Fund purchases a precious metal, MFC currently intends that it will only be in a form that is readily marketable. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from gains resulting from selling precious metals or any other physical commodity. Accordingly, the Fund may be required to hold its precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when for investment reasons it would not otherwise do so.

DEBT SECURITIES

         IN GENERAL. Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

         INVESTMENT-GRADE DEBT SECURITIES. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). Each Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by IMI to be of comparable quality.

         LOW-RATED DEBT SECURITIES. Securities rated lower than Baa by Moody's or BBB by S&P, and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds), including many emerging markets bonds, are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater volatility of price and risk of principal and income (and may be less liquid) than securities in the higher rating categories. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

         Lower rated and unrated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         Changes in interest rates may have a less direct or dominant impact on high yield bonds than on higher quality issues of similar maturities. However, the price of high yield bonds can change significantly or suddenly due to a host of factors including changes in interest rates, fundamental credit quality, market psychology, government regulations, U.S. economic growth and, at times, stock market activity. High yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund may have to replace the security with a lower yielding security.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of each Fund to accurately value high yield securities in the Fund's portfolio, could adversely affect the price at which a Fund could sell such securities, and cause large fluctuations in the daily net asset value of a Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of IMI not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of each Fund's investment objectives by investment in such securities may be more dependent on IMI's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the best interest of each Fund to retain or dispose of such security. However, should any individual bond held by any Fund be downgraded below a rating of C, IMI currently intends to dispose of such bond based on then existing market conditions.

         Prices for high yield securities may be affected by legislative and regulatory developments. For example, Federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

         U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, and may involve significantly greater price and yield volatility than traditional debt securities. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

         Securities issued by U.S. Government instrumentalities and certain Federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Association, and Student Loan Marketing Association.

         ZERO COUPON BONDS. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If a Fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from, for example, sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in a Fund being forced to sell portfolio securities at a time when it might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to each Fund on a current basis, but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

         FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES. New issues of certain debt securities are often offered on a "when-issued" basis, meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The Fund uses such investment techniques in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. In either instance, the Fund will maintain in a segregated account with its Custodian cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

ILLIQUID SECURITIES

         Each Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable" (i.e., they cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale). This investment practice, therefore, could have the effect of increasing the level of illiquidity of each Fund. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use by IMI in determining whether a security is illiquid.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. Each Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, if so, could be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, IMI will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors IMI may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

FOREIGN SECURITIES

         The securities of foreign issuers in which each Fund may invest include non-U.S. dollar-denominated debt securities, Euro dollar securities, sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and related depository instruments, American Depository Shares ("ADSs"), Global Depository Shares ("GDSs"), and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in each Fund's domestic investments.

         Although IMI intends to invest each Fund's assets only in nations that are generally considered to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation on income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default on foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which each Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, each Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

         Foreign bond markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. It may be more difficult for each Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to each Fund associated with the foregoing considerations through investment variation and continuous professional management.

DEPOSITORY RECEIPTS

         ADRs, GDRs, ADSs, GDSs and related securities are depository instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company. These instruments evidence ownership of underlying securities issued by a U.S. or foreign corporation. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

EMERGING MARKETS

         Each Fund could have significant investments in securities traded in emerging markets. Investors should recognize that investing in such countries involves special considerations, in addition to those set forth above, that are not typically associated with investing in United States securities and that may affect each Fund's performance favorably or unfavorably.

         In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which each Fund and its shareholders will benefit.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict each Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of each Fund's investments. Further, many emerging markets have experienced and continue to experience high rates of inflation.

         Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain Eastern European countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, each Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to each Fund's net asset value.

         Certain Eastern European countries that do not have well-established trading markets are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of each Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), with respect to the custody of each Fund's cash and securities, each Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

SECURITIES ISSUED IN PACIFIC REGION COUNTRIES

         Certain Pacific region countries in which Ivy Asia Pacific Fund and Ivy Pacific Opportunities Fund are likely to invest are developing countries, and may be in the initial stages of their industrialization cycle. The economic structures of developing countries generally are less diverse and mature than in the United States, and their political systems may be relatively unstable. Historically, markets of developing countries have been more volatile than the markets of developed countries, yet such markets often have provided higher rates of return to investors.

         Investing in securities of issuers in Pacific region countries involves certain considerations not typically associated with investing in securities issued in the United States or in other developed countries, including (i) restrictions on foreign investment and on repatriation of capital invested in Asian countries, (ii) currency fluctuations, (iii) the cost of converting foreign currency into United States dollars, (iv) potential price volatility and lesser liquidity of shares traded on Pacific region securities markets and (v) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war.

         Certain Pacific region countries may be more vulnerable to the ebb and flow of international trade and to trade barriers and other protectionist or retaliatory measures. Investments in countries that have recently opened their capital markets and that appear to have relaxed their central planning requirement, as well as in countries that have privatized some of their state-owned industries, should be regarded as speculative.

         The settlement period of securities transactions in foreign markets in general may be longer than in domestic markets, and such delays may be of particular concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in developing countries than in developed countries, either one of which may increase settlement delays.

         Securities exchanges, issuers and broker-dealers in some Pacific region countries are subject to less regulatory scrutiny than in the United States. In addition, due to the limited size of the markets for Pacific region securities, the prices for such securities may be more vulnerable to adverse publicity, investors' perceptions or traders' positions or strategies, which could cause a decrease not only in the value but also in the liquidity of a Fund's investments.

FOREIGN SOVEREIGN DEBT OBLIGATIONS

         Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

BRADY BONDS

         Ivy European Opportunities Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Peru, the Philippines, Poland, Uruguay, and Venezuela.

         Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S.
dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

         Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

FOREIGN CURRENCIES

         Investment in foreign securities usually will involve currencies of foreign countries. Moreover, each Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of each Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and each Fund may incur costs in connection with conversions between various currencies. Although each Fund's custodian values the Fund's assets daily in terms of U.S. dollars, each Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

         Because each Fund normally will be invested in both U.S. and foreign securities markets, changes in each Fund's share price may have a low correlation with movements in U.S. markets. Each Fund's share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of each Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which each Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to each Fund.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         Each Fund may enter into forward foreign currency contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

         While each Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for each Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by that Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

         Each Fund may purchase currency forwards and combine such purchases with sufficient cash or short-term securities to create unleveraged substitutes for investments in foreign markets when deemed advantageous. Each Fund may also combine the foregoing with bond futures or interest rate futures contracts to create the economic equivalent of an unhedged foreign bond position.

         Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which the Fund expects to have portfolio exposure.

         Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

OTHER INVESTMENT COMPANIES

         Each Fund may invest up to 10% of its total assets in the shares of other investment companies. As a shareholder of an investment company, a Fund would bear its ratable shares of the fund's expenses (which often include an asset-based management fee). Each Fund could also lose money by investing in other investment companies, since the value of their respective investments and the income they generate will vary daily based on prevailing market conditions.

REPURCHASE AGREEMENTS

         Repurchase agreements are contracts under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by the Board, each Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that IMI has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. Each Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by IMI under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, each Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. Each Fund's investments in certificates of deposit, time deposits, and bankers' acceptance are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan association which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IMI's opinion, of an investment quality comparable to other debt securities which may be purchased by a Fund. Each Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

COMMERCIAL PAPER

         Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Each Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

BORROWING

         Borrowing may exaggerate the effect on each Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of each Fund's borrowings will be fixed, each Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

WARRANTS

         The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by any Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

REAL ESTATE INVESTMENT TRUSTS (REITS)

         A REIT is a corporation, trust or association that invests in real estate mortgages or equities for the benefit of its investors. REITs are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Such entities are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the Investment Company Act of 1940 (the "1940 Act"). By investing in REITs indirectly through Ivy Global Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

OPTIONS TRANSACTIONS

         IN GENERAL. A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

         If the writer of a U.S. exchange-traded option wishes to terminate the obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date. Closing purchase transactions are not available for OTC transactions. In order to terminate an obligation in an OTC transaction, a Fund would negotiate directly with the counterparty.

         Each Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by that Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that a Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by each Fund, are taxable as ordinary income. See "Taxation."

         Each Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by that Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

         Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by each Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When a Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

         WRITING OPTIONS ON INDIVIDUAL SECURITIES. Each Fund may write (sell) covered call options on each Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. Each Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of each Fund, each Fund generally would write call options only in circumstances where the investment adviser to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

         A "covered" call option means generally that so long as a Fund is obligated as the writer of a call option, that Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although a Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. Each Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

         As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as a Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. Each Fund may purchase a put option on an underlying security owned by that Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. Each Fund, as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that a Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by any Fund for leverage purposes.

         Each Fund may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. A Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. Each Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of a U.S. option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

         There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. Transfer of an OTC option is usually prohibited absent the consent of the original counterparty. There is no assurance that a Fund will be able to close out an OTC option position at a favorable price prior to its expiration. An OTC counterparty may fail to deliver or to pay, as the case may be. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, a Fund may experience losses in some cases as a result of such inability.

         When conducted outside the U.S., options transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:
(i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in each Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

         Each Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions. See "Portfolio Turnover."

         Each Fund's success in using options techniques depends, among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         IN GENERAL. Each Fund may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures position.

         Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, each Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, each Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

         When purchasing a futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, each Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

         When selling a futures contract, each Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, each Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         When selling a call option on a futures contract, each Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or covering the difference if the price is higher.

         When selling a put option on a futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

         FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

         An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

         Each Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. Each Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

         In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

         Each Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. Each Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

         RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

         Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

SECURITIES INDEX FUTURES CONTRACTS

         Each Fund (except Ivy Global Natural Resources Fund) may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. Each Fund will not engage in transactions in futures contracts for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "Exchange"). The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

         RISKS OF SECURITIES INDEX FUTURES. Each Fund's success in using hedging techniques depends, among other things, on IMI's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

         Each Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect. Consequently, each Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

         Although each Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when a Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, a Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

         Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

         Each Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. Each Fund will use futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC.

         When purchasing an index futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

         When selling an index futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund's custodian).

COMBINED TRANSACTIONS

         Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple currency transactions (including forward currency contracts) and some combination of futures, options, and currency transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                               PORTFOLIO TURNOVER

         Each Fund purchases securities that are believed by IMI to have above average potential for capital appreciation. Securities are disposed of in situations where it is believed that potential for such appreciation has lessened or that other securities have a greater potential. Therefore, each Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining each Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded.

         The portfolio turnover rate for Ivy Asia Pacific Fund was significantly higher in 1999 than it was in 1998 because of a significant increase in the performance of the Hong Kong market in 1999. The portfolio turnover rate for Ivy Global Natural Resources Fund was significantly higher in 1999 than it was in 1998 because of a significant increase in the sale of shares of that Fund. The portfolio turnover rate for Ivy International Small Companies Fund was significantly higher in 1999 than it was in 1998 because of a significant increase in the net assets of that Fund.

                              TRUSTEES AND OFFICERS

         Each Fund's Board of Trustees (the "Board") is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering each Fund's day-to-day operations.

         The Trustees and Executive Officers of the Trust, their business addresses and principal occupations during the past five years are:

                              POSITION WITH        BUSINESS AFFILIATIONS AND
NAME, ADDRESS, AGE            THE TRUST            PRINCIPAL OCCUPATIONS

John S. Anderegg, Jr.         Trustee             Chairman, Dynamics Research Corp. (instruments
60 Frontage Road                                  and controls); Director, Burr-Brown Corp.
Wilmington, MA 01810                              (operational amplifiers); Director, Mass. High
Age:  76                                          Tech. Council; Trustee of Mackenzie Series
                                                  Trust (1992-1998).

James W. Broadfoot*           President and       President, Ivy Management, Inc. (1997 -
700 South Federal Highway     Trustee             present); Executive Vice President, Ivy
Suite 300                                         Management, Inc. (1996-1997); Senior Vice
Boca Raton, FL  33432                             President, Ivy Management, Inc. (1992-1996);
Age:  57                                          Director and Senior Vice President, Mackenzie

                                                  Investment Management Inc. (1995-present);
                                                  Senior Vice President, Mackenzie Investment
                                                  Management Inc. (1990-1995); President and
                                                  Trustee, Mackenzie Solutions (1999-2000).

Paul H. Broyhill              Trustee             Chairman, BMC Fund, Inc. (1983-present);
800 Hickory Blvd.                                 Chairman, Broyhill Family Foundation, Inc.
Golfview Park-Box 500                             (1983-present); Chairman, Broyhill Investments,
Lenoir, NC 28645                                  Inc. (1997-present); Chairman and President,
Age:  76                                          Broyhill Investments, Inc. (1983-1997);
                                                  Chairman, Broyhill Timber Resources (1983-present);
                                                  Management of a personal portfolio of
                                                  fixed-income and equity instruments (1983-present);
                                                  Trustee  of Mackenzie Series Trust (1988-1998);
                                                  Director of The Mackenzie Funds Inc. (1988-1995).

Keith J. Carlson*             Chairman and        President, Chief Executive Officer and
700 South Federal Hwy.        Trustee             Director, Mackenzie Investment Management Inc.
Suite 300                                         (1999-present); Executive Vice President and
Boca Raton, FL  33432                             Chief Operating Officer, Mackenzie Investment
Age:  43                                          Management Inc. (1997-1999); Senior Vice

                                                  President, Mackenzie Investment Management Inc.
                                                  (1996-1997); Senior Vice President and
                                                  Director, Mackenzie Investment Management Inc.
                                                  (1994-1996); Chairman, Senior Vice President
                                                  and Director, Ivy Management, Inc.
                                                  (1994-present); Vice President, The Mackenzie
                                                  Funds Inc. (1987-1995); Director, Ivy Mackenzie
                                                  Services Corp. (1993-present); Senior Vice
                                                  President and Director, Ivy Mackenzie Services
                                                  Corp. (1996-1997); President and Director, Ivy
                                                  Mackenzie Services Corp. (1993-1996); Trustee
                                                  and President, Mackenzie Series Trust
                                                  (1996-1998); Vice President, Mackenzie Series
                                                  Trust (1994-1996); President, Chief Executive
                                                  Officer and Director, Ivy Mackenzie
                                                  Distributors, Inc. (1994-present); Chairman,
                                                  Trustee and Principal Executive Officer,
                                                  Mackenzie Solutions (1999-2000); President and
                                                  Trustee, Mackenzie Solutions (1999).

Stanley Channick              Trustee             President and Chief Executive Officer, The
11 Bala Avenue                                    Whitestone Corporation (insurance agency);
Bala Cynwyd, PA  19004                            Chairman, Scott Management Company
Age:  76                                          (administrative services for insurance
                                                  companies); President, The Channick Group
                                                  (consultants to insurance companies and
                                                  national trade associations); Trustee,
                                                  Mackenzie Series Trust (1994-1998); Director,
                                                  The Mackenzie Funds Inc. (1994-1995).

Roy J. Glauber                Trustee             Mallinckrodt Professor of Physics, Harvard
Lyman Laboratory of Physics                       University (1974-present); Trustee. Mackenzie
Harvard University                                Series Trust (1994-1998).
Cambridge, MA  02138
Age:  74

Dianne Lister                 Trustee             President and Chief Executive Officer, The
555 University Avenue                             Hospital for Sick Children Foundation
Toronto, Ontario Canada                           (1993-present).
M5G 1X8
Age:  47

Joseph G. Rosenthal           Trustee             Chartered Accountant (1958-present); Trustee,
100 Jardine Drive                                 Mackenzie Series Trust (1985-1998); Director,
Unit #12                                          The Mackenzie Funds Inc. (1987-1995).
Concord, Ontario Canada
L4K 2T7
Age:  65

Richard N. Silverman          Trustee             Honorary Trustee, Newton-Wellesley Hospital;
18 Bonnybrook Road                                Overseer, Beth Israel Hospital; Trustee, Boston
Waban, MA  02468                                  Ballet; Overseer, Boston Children's Museum;
Age:  76                                          Trustee, Ralph Lowell Society WGBH; Trustee,
                                                  Newton Wellesley Charitable Foundation.

J. Brendan Swan               Trustee             Chairman and Chief Executive Officer, Airspray
4701 North Federal Hwy.                           International, Inc.; Joint Managing Director,
Suite 465                                         Airspray N.V. (an environmentally sensitive
Pompano Beach, FL  33064                          packaging company); Director, Polyglass LTD.;
Age:  70                                          Director, Park Towers International; Director,
                                                  The Mackenzie Funds Inc. (1992-1995); Trustee,
                                                  Mackenzie Series Trust (1992-1998).

Edward M. Tighe               Trustee             Chief Executive Officer, CITCO Technology
P.O. Box 2160                                     Management, inc. ("CITCO") (computer software
Ft. Lauderdale, FL  33303                         development and consulting) (1999-2000);
Age:  57                                          President and Director, Global Technology
                                                  Management, Inc. (CITCO's predecessor)
                                                  (1992-1998); Managing Director, Global Mutual
                                                  Fund Services, Ltd. (financial services firm);
                                                  President, Director and Chief Executive
                                                  Officer, Global Mutual Fund Services, Inc.
                                                  (1994-present).

C. William Ferris             Secretary/Treasurer Senior Vice President, Secretary/Treasurer and
700 South Federal Hwy.                            Compliance Officer, Mackenzie Investment
Suite 300                                         Management Inc. (2000-present); Senior Vice
Boca Raton, FL  33432                             President, Chief Financial Officer
Age:  55                                          Secretary/Treasurer and Compliance Officer,

                                                  Mackenzie Investment Management Inc.
                                                  (1995-2000); Senior Vice President,
                                                  Secretary/Treasurer, Compliance Officer and
                                                  Clerk, Ivy Management, Inc. (1994-present);
                                                  Senior Vice President, Secretary/Treasurer and
                                                  Director, Ivy Mackenzie Distributors, Inc.
                                                  (1994-present); Director, President and Chief
                                                  Executive Officer, Ivy Mackenzie Services Corp.
                                                  (1997-present); President and Director, Ivy
                                                  Mackenzie Services Corp. (1996-1997);
                                                  Secretary/Treasurer and Director, Ivy Mackenzie
                                                  Services Corp. (1993-1996);
                                                  Secretary/Treasurer, The Mackenzie Funds Inc.
                                                  (1993-1995); Secretary/Treasurer, Mackenzie
                                                  Series Trust (1994-1998); Secretary/Treasurer,
                                                  Mackenzie Solutions (1999-2000).

* Deemed to be an "interested person" (as defined under the 1940 Act) of the Trust.

                               COMPENSATION TABLE

                                    IVY FUND

                      (FISCAL YEAR ENDED DECEMBER 31, 1999)


NAME, POSITION                 AGGREGATE     PENSION OR     ESTIMATED   TOTAL
                              COMPENSATION   RETIREMENT     ANNUAL     COMPENSA-
                              FROM TRUST     BENEFITS       BENEFITS   TION FROM
                                             ACCRUED AS     UPON       TRUST AND
                                             PART OF FUND   RETIREMENT   FUND
                                             EXPENSES                  COMPLEX
                                                                       PAID TO
                                                                       TRUSTEES*

                                 $21,500          N/A        N/A       $21,500
 John S. Anderegg, Jr.
       (Trustee)
                                   $0             N/A        N/A       $0
   James W. Broadfoot
(Trustee and President)
                                 $20,500          N/A        N/A       $20,500
    Paul H. Broyhill
       (Trustee)

                                   $0             N/A        N/A       $0
    Keith J. Carlson
 (Trustee and Chairman)
                                 $21,500          N/A        N/A       $21,500
    Stanley Channick
       (Trustee)

                                 $21,500          N/A        N/A       $21,500
     Roy J. Glauber
       (Trustee)

                                   $0             N/A        N/A       $0
     Dianne Lister
       (Trustee)

                                 $21,500          N/A        N/A       $21,500
  Joseph G. Rosenthal
       (Trustee)
                                 $21,500          N/A        N/A       $21,500
  Richard N. Silverman
       (Trustee)
                                 $21,500          N/A        N/A       $21,500
    J. Brendan Swan
       (Trustee)


    Edward M. Tighe              $1,000           N/A        N/A       $1,000
       (Trustee)

   C. William Ferris               $0             N/A        N/A       $0
      (Secretary/
       Treasurer)

* The Fund complex consists of Ivy Fund.

         As of April 6, 2000, the Officers and Trustees of the Trust as a group owned beneficially or of record less than 1% of the outstanding Class A, Class B, Class C, Class I and Advisor Class shares of each of the eighteen Ivy funds that are series of the Trust, except that the Officers and Trustees of the Trust as a group owned 1.02% and 1.25% of Ivy European Opportunities Fund and Ivy Global Science & Technology Fund Class A shares, respectively, and 1.13%, 5.98%, 2.05% and 3.00% of Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, and Ivy US Emerging Growth Fund Advisor Class shares, respectively.

         PERSONAL INVESTMENTS BY EMPLOYEES OF IMI, IMDI, HENDERSON, MFC AND THE TRUST. IMI, IMDI and the Trust have adopted a Code of Ethics and Business Conduct Policy, MFC has adopted a Business Conduct Policy for Officers, Directors and Access Persons and Henderson has incorporated a code of ethics into its Compliance and Procedures Manual (the "Codes of Ethics") which are each designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as each Fund, in compliance with Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel of IMI, IMDI, Henderson, MFC and the Trust subject to the Codes of Ethics to engage in personal securities transactions, including with respect to securities held by one or more Funds, subject to certain requirements and restrictions.

                         PRINCIPAL HOLDERS OF SECURITIES

         To the knowledge of the Trust as of April 6, 2000, no shareholder owned beneficially or of record 5% or more of any Fund's outstanding shares of any class, with the following exceptions:

CLASS A

Of the outstanding Class A shares of:

         Ivy Asia Pacific Fund, Northern Trust Custodian FBO W. Hall Wendel Jr., P.O. Box 92956 Chicago, IL 60675, owned of record 127,877.238 shares (34.67%) and Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers,
Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL Jacksonville, FL 32246, owned of record 57,697.052 shares (15.64%);

         Ivy Bond Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL 32246, owned of record 991,944.251 shares (13.33%);

         Ivy Pacific Opportunities Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 88,810.181 shares (7.43%);

         Ivy European Opportunities Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL 32246, owned of record 733,792.800 shares (25.95%);

         Ivy Global Natural Resources Fund, Carn & Co. 02087502 Riggs Bank TTEE FBO Yazaki Employee Savings and Retirement PL, Attn: Star Group, P.O. Box 96211 Washington, DC 20090-6211 owned of record 60,160.879 shares (9.99%);

         Ivy  International  Fund,  Charles Schwab & Co. Inc.  Reinvest Account,
Attn: Mutual Fund Dept., 101 Montgomery Street, San Francisco, CA 94104, owned of record 8,648,661.843 shares (30.25%) and Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd Floor, Jacksonville, FL 32246, owned of record 6,025,817.607 (21.07%);

         Ivy International Fund II, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL 32246 owned of record 901,733.310 shares (32.27%);

         Ivy International Small Companies Fund, Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-9998 owned of record 19,811.507 shares (16.64%), Mackenzie Investment Management Inc., Attn:
Bev Yanowitch,Via Mizner Financial Plaza, 700 South Federal Highway, Ste. 300, Boca Raton, FL 33432 owned of record 10,312.921 shares (8.66%,) Parker Hunter Inc.FBO Keshava Reddy MD Inc. Defined Benefit Pension Trust U/A DTD 2/1/80, 404 Wellington Ct., Venice, FL 34292-3157 owned of record 6,566.130 shares (5.51%), and Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers,
Attn: Fund Administration 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL 32246, owned of record 6,048.887 shares (5.08%);

         Ivy International Strategic Bond Fund, IBT Cust Money Purch PL FBO Frederic Neuburger, 25 Hanley Road, Liverpool, NY 13090, owned of record 877.125 shares (53.63%), Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-9998, owned of record 758.136 shares (46.35%);

         Ivy Money Market Fund, Donald Annino TTEE Pediatrician Inc. Target Benefit Pension Plan U/A DTD 10/31/87, 61 Oxford St., Winchester, MA 01890, owned of record 784,722.350 shares (5.36%);

         Ivy US Emerging  Growth Fund, F & Co. Inc.  CUST FBO 401 K Plan,  Attn:
Russ Pollack ADM, 125 Broad Street, New York, NY 10004-2400, owned of record 115,590.121 shares (5.28%);

         Ivy Developing Markets Fund, Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-9998, owned of record 87,092.843 shares (13.93%);

         Ivy Global Science & Technology Fund, Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052 Jersey City, NJ 07303-9998, owned of record 65,806.720 shares (7.10%), Merrill Lynch Pierce Fenner & Smith Inc.
Mutual Fund Operations - Service Team, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL 32246, owned of record 50,772.902 shares (5.48%), and Charles Schwab & Co. Inc. Reinvest Account, Attn: Mutual Fund Dept., 101 Montgomery Street, San Francisco, CA 94104, owned of record 49,811.577 shares (5.37%);

CLASS B

Of the outstanding Class B shares of:

         Ivy Asia Pacific Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 195,131.631 shares (41.83%);

         Ivy Bond Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 1,408,235.680 shares (48.74%);

         Ivy Pacific Opportunities Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 130,194.917 (17.21%);

         Ivy Developing Markets Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 226,089.602 shares (25.66%);

         Ivy European Opportunities Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 590,841.655 shares (29.21%);

         Ivy Global Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 58,255.711 shares (11.14%);

         Ivy Global Natural Resources Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 92,422.394 shares (33.65%);

         Ivy Global Science & Technology Fund, Merrill Lynch Pierce Fenner & Smith Inc. Mutual Fund Operations - Service Team, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL 32246, owned of record 144,773.250 shares (16.14%);

         Ivy Growth Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 39,872.586 shares (9.24%);

         Ivy International Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 4,908,729.144 shares (46.00%);

         Ivy International Fund II, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 4,765,693.148 shares (60.44%);

         Ivy International Small Companies Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 33,931.288 shares (20.64%) and Parker Hunter Incorporated FBO Martha K Reddy Trustee U/A DTD 5/2/94 Martha K Reddy 1994 Living Trust Venice, FL 34292-3157, owned of record 10,022 shares (6.09 %);

         Ivy US Blue Chip Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 104,923.409 shares (14.26%);

         Ivy US Emerging Growth Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 403,099.962 shares (22.91%).

CLASS C

Of the outstanding Class C shares of:

         Ivy Asia Pacific Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL, owned of record 32,150.765 shares (9.45%) and Robert M. Ahnert & Margaret A. Ahnert JT TWROS, 624 Flamingo Dr., Ft. Lauderdale, FL 33301, owned of record 17,623.011 shares (5.18%);

         Ivy Bond Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 214,807.102 shares (55.38%);

         Ivy Pacific Opportunities Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL ,Jacksonville, FL, owned of record 31,891.102 shares (38.76%);

         Ivy Developing Markets Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL, owned of record 74,441.265 shares (19.93%);

         Ivy European Opportunities Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL, owned of record 1,269,062.340 shares (45.54%);

         Ivy Global Fund, IBT CUST 403(B) FBO Mattie A Allen, 755 Selma PL., San Diego, CA 92114-1711, owned of record 3,312.662 shares (21.26%), Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 2,953.344 shares (18.96%), Salomon Smith Barney Inc., 333 West 34th St. - 3rd Floor, New York, NY 10001, owned of record 1,148.182 shares (7.37%), Smith Barney Inc. 00112701249, 388 Greenwich Street, New York, NY owned of record 1,104.870 shares (7.09%), and Smith Barney Inc. 00107866133, 388 Greenwich
Street, New York, NY owned of record 952.492 shares (6.11%);

         Ivy Global Natural Resources Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 10,794.738 shares (35.64%), Salomon Smith Barney Inc. 00129805698, 333 West 34th St. - 3rd Floor, New York, NY 10001, owned of record 3,425.540 shares (11.30%), George I Kocerka & Mary L Kocerka TTEE U/A DTD Feb 11 1993, George I and Mary L Kocerka TR, 3391 Pinnacle CT., S. Palm Harbor, FL 34684-1771, owned of record 2,927.400 shares (9.66%), Alma R Buncsak TTEE of the Alma R Buncsak Rev Trust U/A/D 11-27-95, 745 Cherokee Path, Lake Mills, WI 53551, owned of record 2,034.101 shares (6.71%) and Raymond James & Assoc. Inc. CSDN David C Johnson M/P, 1113 45th Ave NE, Saint Petersburg, FL 33703-5247, owned of record 1,748.252 shares (5.77%);

         Ivy Global Science & Technology Fund, Merrill Lynch Pierce Fenner & Smith Inc. Mutual Fund Operations - Service Team, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 41,373.201 shares (10.50%);

         Ivy Growth Fund, IBT CUST IRA FBO Joseph L Wright ,32211 Pierce Street, Garden City, MI 48135, owned of record 4,651.187 shares (14.03%), Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 3,905.716 shares (11.78%), UMB Bank CUST IRA FBO Peter L Bognar, 17 Cordes Drive, Tonawanda, NY 14221, owned of record 3,729.271 shares (11.24%), May Ann Ash & Robert R Ash JT TEN 1119 Rundle St. Scranton, PA 18504, owned of record 2,642.230 shares (7.97%), and UMB CUST IRA FBO Ronald Wise, 45 Fordham, Buffalo, NY 14216, owned of record 2,041.275 shares (6.15%);

         Ivy International Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 1,653,544.169 shares (61.44%);

         Ivy International Fund II, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 2,298,844.349 shares (66.03%); Ivy International Small Companies Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 69,403.361 shares (71.10%);

         Ivy Money Market Fund, IBT CUST R/O IRA FBO Virginia M Hambleton, 619 Winther Blvd. Nampa, ID 83651, owned of record 109,449.820 shares (12.67%), Painewebber For The Benefit of Bruce Blank, 36 Ridge Brook Lane Stamford, CT 06903, owned of record 108,553.810 shares (12.57%), IBT CUST R/O IRA FBO Kathryn Batko, 1823 S 139th St., Omaha, NE 68144, owned of record 82,615.230 shares (9.56%), Bear Stearns Securities Corp. FBO 486-89241-11, 1 Metrotech Center North, Brooklyn, NY 11201-3859, owned of record 82,615.230 shares (9.56%), Mary K Aistrope & Mary Sue Jenkins JT TEN, 1635 N. 106th Street, Omaha, NE 68114, owned of record 50,174.460 shares (5.80%), and Bear Stearns Securities Corp FBO 486-05954-14 1 Metrotech Center North Brooklyn, NY 11201-3859, owned of record 48,853.000 shares (5.65%);

         Ivy US Blue Chip Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 11,952.636 shares (6.54%) and Donaldson Lufkin Jenrette Securities Corporation Inc. P.O. Box 2052 Jersey City, NJ 07303-9998, owned of record 10,199.831 shares (5.58%);

         Ivy US Emerging Growth Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 95,681.085 shares (28.55%);

CLASS I

Of the outstanding Class I shares of:

         Ivy European Opportunities Fund, NFSC FEBO # RAS-469041 NFSC/FMTC IRA FBO Charles Peavy, 2025 Eagle Nest Bluff, Lawrenceville, GA 30244, owned of record 615.012 shares (100%);

         Ivy  International  Fund,  Charles Schwab & Co. Inc.  Reinvest Account,
Attn: Mutual Fund Dept., 101 Montgomery Street, San Francisco, CA 94104, owned of record 389,576.275 shares (13.74%), State Street Bank TTEE FBO Allison Engines, 200 Newport Ave., 7th Floor, North Quincy, MA 02171, owned of record 327,350.589 shares (11.54%), Lynspen and Company For Reinvestment, P.O. Box
83084,  Birmingham,  AL  35283,  owned of  record  252,973.459  shares  (8.92%),
Harleysville Mutual Ins. Co/Equity, 355 Maple Ave., Harleysville, PA 19438, owned of record 191,304.895 shares (6.74%), Northern Trust Co. TTEE of The Great Lakes Chemical RTMT Trust A/C # 22-37152, P.O. Box 92956, 801 S. Canal St. C1S, Chicago, IL 60675-2956, owned of record 181,365.292 shares (5.98%), S. Mark Taper Foundation, 12011 San Vincente Blvd., Ste 400, Los Angeles, CA 90049, owned of record 169,779.308 shares (5.98%), and Vanguard Fiduciary Trust Company FBO Investment & Employee Stock Ownership Plan of Avista Corp. # 92094, P.O. Box 2600, VM 613, Attn: Outside Funds, Valley Forge, PA 19482, owned of record 154,798.565 shares (5.45%);

ADVISOR CLASS

Of the outstanding Advisor Class shares of:

         Ivy Asia Pacific Fund, Brown Brothers Harriman & Co. CUST, International Solutions IV- Long Term Growth, Attn: Terron McGovern, 40 Water St. Boston, MA 02109, owned of record 19,521.431 shares (73.06%), Brown Brothers Harriman & Co. CUST International Solutions V- Aggressive Growth, Attn: Terron McGovern, 40 Water St. Boston, MA 02109, owned of record 5,387.835 shares (20.17%), Brown Brothers Harriman & Co. CUST International Solutions II - Balanced Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 1,602.659 shares (6.00%);

         Ivy Bond Fund, Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052 Jersey City, NJ 07303-9998, owned of record 8,890.147 shares (26.19%), NFSC FEBO # 279-055662 C. William Ferris/Michael Landry/Keith Carlson U/A 01/01/98, 700 South Federal Highway, Boca Raton, FL 33432-6114, owned of record 6,564.613 shares (19.34%), Donaldson Lufkin Jenrette Securities Corporation Inc. P.O. Box 2052, Jersey City, NJ 07303-9998, owned of record 5,383.304 shares (15.85%), and Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-9998, owned of record 2,366.810 shares (6.97%);

         Ivy Pacific Opportunities Fund, Brown Brothers Harriman & Co. CUST International Solutions IV- Long Term Growth, Attn: Terron McGovern, 40 Water St. Boston, MA 02109, owned of record 32,622.646 shares (61.95%), Brown Brothers Harriman & Co. CUST International Solutions III - Moderate Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 9,740.980 shares (18.49%), Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 5,243.316 shares (9.95%), and Brown Brothers Harriman & Co. CUST International Solutions V - Aggressive Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 3,240.952 shares (6.15%);

         Ivy Developing Markets Fund, Brown Brothers Harriman & Co. CUST International Solutions IV - Long Term Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 29,259.893 shares (56.59%), NFSC FEBO # 279-055662 C. William Ferris/Michael Landry/Keith Carlson U/A 01/01/98, 700 South Federal Highway, Boca Raton, FL 33432-6114, owned of record 15,597.547 shares (30.16%), and Brown Brothers Harriman & Co. CUST International Solutions V - Aggressive Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 5,809.684 shares (11.23%);

         Ivy European Opportunities Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 857,967.359 shares (77.29%) and Pyramid I Limited Partnership C/O Roland Manarin, 11650 Dodge Rd., Omaha, NE 68154, owned of record 55,972.256 shares (5.04%);

         Ivy Global Fund, NFSC FEBO # 279-055662 C. William Ferris/Michael Landry/Keith Carlson U/A 01/01/98 700 South Federal Highway, Boca Raton, FL 33432-6114, owned of record 12,646.539 shares (100%);

         Ivy Global Natural Resources Fund, NFSC FEBO # 279-055662 C. William Ferris/Michael Landry/Keith Carlson U/A 01/01/98, 700 South Federal Highway, Boca Raton, FL 33432-6114, owned of record 1,943.284 shares (66.05%), Donaldson Lufkin Jenrette Securities Corporation Inc. P.O. Box 2052 Jersey City, NJ 07303-9998, owned of record 822.637 shares (27.96%), and Edward M. Tighe, P.O. Box 2160, Ft. Lauderdale, FL 33303, owned of record 175.788 shares (5.97%);

         Ivy Global Science & Technology Fund, Robert Chapin & Michelle Broadfoot TTEE Of The Nella Manes Trust U/A/D 04-09-92, 117 Thatch Palm Cove, Boca Raton, FL 33432, owned of record 3,345.624 shares (19.60%), Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 1,675.999 shares (9.81%), Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052 Jersey City, NJ 07303-9998, owned of record 1,675.999 shares (9.81%), Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052 Jersey City, NJ 07303-9998, owned of record 1,061.784 shares (6.22%), and Michele C. Broadfoot, 117 Thatch Palm Cove, Boca Raton, FL 33432, owned of record 1,061.586 shares (6.21%);

         Ivy Growth Fund, NFSC FEBO # 279-055662 C. William Ferris/Michael Landry/Keith Carlson U/A 01/01/98, 700 South Federal Highway, Boca Raton, FL 33432-6114, owned of record 19,148.030 shares (99.41%);

         Ivy International Fund II, Brown Brothers Harriman & Co. CUST International Solutions IV - Long Term Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 35,889.863 shares (24.70%), Charles Schwab & Co. Inc. Reinvest Account, Attn: Mutual Fund Dept., 101 Montgomery Street, San Francisco, CA 94104, owned of record 26,271.557 shares (18.08%) and Brown Brothers Harriman & Co. CUST International Solutions III - Moderate Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 23,078.909 shares (15.88%);

         Ivy International Small Companies Fund, Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 16,327.134 shares (37.27%), Brown Brothers Harriman & Co. CUST International Solutions IV - Long Term Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 14,667.380 shares (33.48%), Brown Brothers Harriman & Co. CUST International Solutions III - Moderate Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 9,262.050 shares (21.14%), and Brown Brothers Harriman & Co. CUST International Solutions V - Aggressive Growth,
Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 2,403.696 shares (5.48%);

         Ivy International Strategic Bond Fund, Mackenzie Investment Management Inc. Attn: Bev Yanowitch, Via Mizner Financial Plaza, 700 S. Federal Hwy., Ste. 300, Boca Raton, FL 33432, owned of record 106,161.036 shares (73.22%), Brown Brothers Harriman & Co. CUST International Solutions III - Moderate Growth,
Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 24,135.915 shares (16.64), Brown Brothers Harriman & Co. CUST International Solutions I - Conservative Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 7,998.962 shares (5.51%);

         Ivy US Blue Chip Fund, Mackenzie Investment Management Inc. Attn: Bev Yanowitch, Via Mizner Financial Plaza, 700 S. Federal Hwy., Ste. 300, Boca Raton, FL 33432, owned of record 50,392.878 shares (67.45%), NFSC FEBO # 279-055662 C. William Ferris/Michael Landry/Keith Carlson U/A 01/01/98, 700 South Federal Highway, Boca Raton, FL 33432-6114, owned of record 19,514.840 shares (26.12%), and Charles Schwab & Co. Inc. Reinvest Account, Attn: Mutual Fund Dept, 101 Montgomery Street, San Francisco, CA 94104, owned of record 4,144.193 shares (5.54%);

         Ivy US Emerging Growth Fund, NFSC FEBO # 279-055662 C. William Ferris/Michael Landry/Keith Carlson U/A 01/01/98 700 South Federal Highway, Boca Raton, FL 33432-6114, owned of record 27,214.448 shares (63.24%), Charles Schwab & Co. Inc. Reinvest Account, Attn: Mutual Fund Dept., 101 Montgomery Street, San Francisco, CA 94104, owned of record 8,850.972 shares (20.57%), Mackenzie Investment Management Inc., Attn: Bev Yanowitch, Via Mizner Financial Plaza, 700
S. Federal Hwy., Ste. 300, Boca Raton, FL 33432, owned of record 50,392.878 shares (67.45%), NFSC FEBO # 279-055662 C. William Ferris/Michael Landry/Keith Carlson U/A 01/01/98 700 South Federal Highway, Boca Raton, FL 33432-6114, owned of record 19,514.840 shares (26.12%), and Charles Schwab & Co. Inc. Reinvest Account, Attn: Mutual Fund Dept., 101 Montgomery St. San Francisco, CA 94104, owned of record 4,144.193 shares (5.54%).

                     INVESTMENT ADVISORY AND OTHER SERVICES

BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

         IMI is a wholly owned subsidiary of Mackenzie Investment Management Inc. ("MIMI"). MIMI, a Delaware corporation, has approximately 10% of its outstanding common stock listed for trading on the Toronto Stock Exchange ("TSE"). MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario and whose shares are listed for trading on the TSE. MFC provides investment advisory services to Ivy Global Natural Resources Fund pursuant to an Investment Advisory Agreement, and IMI provides business management and investment advisory services to each of the other Funds pursuant to a Business Management and Investment Advisory Agreement (each an "Agreement"). IMI provides business management services to Ivy Global Natural Resources Fund pursuant to a Business Management Agreement (the "Management Agreement"). IMI also currently acts as manager and investment adviser to the other series of Ivy Fund.

         The Agreements obligate IMI and MFC to make investments for the account of each Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Board. IMI and MFC also determine the securities to be purchased or sold by each Fund and place orders with brokers or dealers who deal in such securities.

         Under the IMI Agreement and the Management Agreement, IMI also provides certain business management services. IMI is obligated to (1) coordinate with each Fund's Custodian and monitor the services it provides to each Fund; (2) coordinate with and monitor any other third parties furnishing services to each Fund; (3) provide each Fund with necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by each Fund or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory agencies. IMI is also responsible for reviewing the activities of MFC to ensure that Ivy Global Natural Resources Fund is operated in compliance with its investment objectives and policies and with the 1940 Act.

         Henderson Investment Management Limited ("Henderson"), 3 Finsbury Avenue, London, England EC2M 2PA, serves as subadviser to Ivy European Opportunities Fund under a subadvisory agreement with IMI. For its services, Henderson receives a fee from IMI that is equal, on an annual basis, to .22% of the Fund's average net assets. Since February 1, 1999, Henderson has also served as subadviser with respect to 50% of the net assets of Ivy International Small Companies Fund, for which Henderson receives a fee from IMI that is equal, on an annual basis, to .22% of that portion of the Fund's assets that Henderson manages. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.

         Ivy Global Natural Resources Fund pays IMI a monthly fee for providing business management services at an annual rate of 0.50% of the Fund's average net assets. For investment advisory services, Ivy Global Natural Resources Fund pays MFC, through IMI, a monthly fee at an annual rate of 0.50% of its average net assets.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Global Natural Resources Fund paid IMI fees of $32,056, $20,977 and $35,984, respectively. During the fiscal years ended December 31, 1997, 1998 and 1999, IMI reimbursed Fund expenses in the amount of $25,180, $147,952 and $170,530, respectively. During the fiscal years ended December 31, 1997, 1998 and 1999, the Fund paid MFC fees of $32,056, $20,977 and $35,984, respectively.

         Each other Fund pays IMI a monthly fee for providing business management and investment advisory services at an annual rate of 1.00% of the Fund's average net assets.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Asia Pacific Fund paid IMI fees of $10,473, $49,509 and $72,724, respectively. During the fiscal years ended December 31, 1997, 1998 and 1999, IMI reimbursed Fund expenses of $10,473, $167,194 and $119,280, respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Pacific Opportunities Fund paid IMI fees of $277,601, $187,381 and $191,792, respectively. During the fiscal years ended December 31, 1997, 1998 and 1999, IMI reimbursed Fund expenses of $18,377, $105,095 and $125,910, respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Developing Markets Fund paid IMI fees of $284,290, $156,166 and $152,772, respectively. During the fiscal years ended December 31, 1997, 1998 and 1999, IMI reimbursed Fund expenses of $22,860, $200,839 and $149,367, respectively.

         During the period from commencement (May 3, 1999) through December 31, 1999, Ivy European Opportunities Fund paid IMI fees of $27,735. During the same period, IMI reimbursed Fund expenses in the amount of $107,722.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Global Fund paid IMI fees of $383,981, $275,958 and $202,715, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $0, $98,102 and $120,751, respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Global Science & Technology Fund paid IMI fees of $229,616, $280,079 and $466,093, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $0, $0 and $0, respectively.

         During the period from May 13, 1997 (commencement of operations) to December 31, 1997 and the fiscal years ended December 31, 1998 and 1999, Ivy International Fund II paid IMI fees of $413,862, $1,356,028 and $1,533,107, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $123,177, $186,536 and $226,984, respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy International Small Companies Fund paid IMI fees of $28,799, $34,504 and $28,729, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $28,799, $134,787 and $178,983, respectively.

         Under the Agreements, the Trust pays the following expenses: (1) the fees and expenses of the Trust's Independent Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses; (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums;
(9) fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and
(13) fees and expenses of membership in industry organizations.

         With respect to all Funds other than Ivy Global Science and Technology Fund, IMI currently limits each Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification expenses, and extraordinary expenses) to an annual rate of 1.95% (1.50% in the case of Ivy International Fund II) of that Fund's average net assets, which may lower each Fund's expenses and increase its yield.

         The Agreements will continue in effect with respect to each Fund from year to year, only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund or (b) by the vote of a majority of the entire Board. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to the shareholders, continuance (or adoption) shall be effected with respect to each Fund only if approved by the affirmative vote of a majority of the outstanding voting securities of that Fund. See "Capitalization and Voting Rights."

         The Agreements may be terminated with respect to each Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of a Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust. Each Agreement shall terminate automatically in the event of its assignment.

DISTRIBUTION SERVICES

         IMDI, a wholly owned subsidiary of MIMI, serves as the exclusive distributor of each Fund's shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated March 16, 1999, as amended from time to time (the "Distribution Agreement"). IMDI distributes shares of each Fund through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI. IMDI distributes shares of each Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IMDI is not obligated to sell any specific amount of Fund shares.

         Each Fund has authorized IMDI to accept on its behalf purchase and redemption orders. IMDI is also authorized to designate other intermediaries to accept purchase and redemption orders on each Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. Client orders will be priced at each Fund's Net Asset Value next computed after an authorized intermediary or the intermediary's authorized designee accepts them.

         Under the Distribution Agreement, each Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under Federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

         The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of each Fund. The Distribution Agreement may be terminated with respect to any Fund at any time, without payment of any penalty, by IMDI on 60 days' written notice to the Fund or by a Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to IMDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

         If the Distribution Agreement is terminated (or not renewed) with respect to any of the Ivy funds (or class of shares thereof), it may continue in effect with respect to any other fund (or class of shares thereof) as to which it has not been terminated (or has been renewed).

         RULE 18f-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. The Board has adopted a Rule 18f-3 plan on behalf of each Fund. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of each Fund represent an equal pro rata interest in that Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of each Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) each Fund's Class B shares will convert automatically into Class A shares of that Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

CUSTODIAN

         Pursuant  to a  Custodian  Agreement  with the  Trust,  Brown  Brothers
Harriman & Co. (the "Custodian"), a private bank and member of the principal securities exchanges, located at 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), maintains custody of the assets of each Fund held in the United States. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian has entered into subcustodial agreements for the holding of each Fund's foreign securities. With respect to each Fund, the Custodian may receive, as partial payment for its services to each Fund, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

FUND ACCOUNTING SERVICES

         Pursuant to a Fund Accounting Services Agreement, MIMI provides certain accounting and pricing services for each Fund. As compensation for those services, each Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million.

         During the fiscal year ended December 31, 1999, Ivy Asia Pacific Fund paid MIMI $20,305 under the agreement.

         During  the  fiscal  year  ended   December  31,   1999,   Ivy  Pacific
Opportunities Fund paid MIMI $36,086 under the agreement.

         During the fiscal year ended December 31, 1999, Ivy Developing Markets Fund paid MIMI $35,656 under the agreement.

         During  the  fiscal  year  ended   December  31,  1999,   Ivy  European
Opportunities Fund paid MIMI $11,488 under the agreement.

         During the fiscal year ended December 31, 1999, Ivy Global Fund paid MIMI $36,499 under the agreement.

         During the fiscal year ended December 31, 1999, Ivy Global Natural Resources Fund paid MIMI $23,905 under the agreement.

          During the fiscal year ended December 31, 1999, Ivy Global Science & Technology Fund paid MIMI $57,838 under the agreement.

         During the fiscal year ended December 31, 1999, Ivy International Fund II paid MIMI $102,828 under the agreement.

         During the fiscal year ended December 31, 1999, Ivy International Small Companies Fund paid MIMI $20,669 under the agreement.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

         Pursuant to a Transfer Agency and Shareholder Service Agreement, IMSC, a wholly owned subsidiary of MIMI located at Via Mizner Financial Plaza, Suite 300, 700 S. Federal Highway, Boca Raton, Florida 33432, is the transfer agent for each Fund. Under the Agreement, each Fund pays a monthly fee at an annual rate of $20.00 for each open Class A, Class B, Class C and Advisor Class account. Each Fund with Class I shares pays a monthly fee at an annual rate of $10.25 per open Class I account. In addition, each Fund pays a monthly fee at an annual rate of $4.70 per account that is closed plus certain out-of-pocket expenses. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Asia Pacific Fund totaled $22,560. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Pacific Opportunities Fund totaled $98,352. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Developing Markets Fund totaled $68,986. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy European Opportunities Fund totaled $1,888. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Global Fund totaled $64,932. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Global Natural Resources Fund totaled $38,990. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Global Science & Technology Fund totaled $93,208. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy International Fund II totaled $412,362. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy International Small Companies Fund totaled $10,849. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

ADMINISTRATOR

         Pursuant to an Administrative Services Agreement, MIMI provides certain administrative services to each Fund. As compensation for these services, each Fund (except with respect to its Class I shares) pays MIMI a monthly fee at the annual rate of 0.10% of the Fund's average daily net assets. Each Fund with Class I shares pays MIMI a monthly fee at the annual rate of 0.01% of its average daily net assets for Class I. Such fees for the fiscal year ended December 31, 1999 for Ivy Asia Pacific Fund totaled $7,272. Such fees for the fiscal year ended December 31, 1999 for Ivy Pacific Opportunities Fund totaled $19,179. Such fees for the fiscal year ended December 31, 1999 for Ivy Developing Markets Fund totaled $15,277. Such fees for the fiscal year ended December 31, 1999 for Ivy European Opportunities Fund totaled $2,774. Such fees for the fiscal year ended December 31, 1999 for Ivy Global Fund totaled $20,271. Such fees for the fiscal year ended December 31, 1999 for Ivy Global Natural Resources Fund totaled $7,197. Such fees for the fiscal year ended December 31, 1999 for Ivy Global Science & Technology Fund totaled $46,609. Such fees for the fiscal year ended December 31, 1999 for Ivy International Fund II totaled $153,311. Such fees for the fiscal year ended December 31, 1999 for Ivy International Small Companies Fund totaled $2,857.

AUDITORS

         PricewaterhouseCoopers LLP, located at 200 E. Las Olas Boulevard, Suite 1700, Fort Lauderdale, Florida 33301, has been selected as independent certified public accountants for the Trust. The audit services performed by PricewaterhouseCoopers LLP include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the funds' tax returns.

                              BROKERAGE ALLOCATION

         Subject to the overall supervision of the President and the Board, IMI, Henderson (for Ivy European Opportunities Fund and a portion of Ivy International Small Companies Fund's portfolio), or MFC (for Ivy Global Natural Resources Fund) (the "Advisers"), places orders for the purchase and sale of each Fund's portfolio securities. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the Funds for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, the Advisers attempt to deal directly with the principal market makers, except in those circumstances where the Advisers believe that a better price and execution are available elsewhere.

         The Advisers select broker-dealers to execute transactions and evaluate the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by the Advisers in servicing all of their accounts. In addition, not all of these services may be used by the Advisers in connection with the services they provide to the Fund or the Trust. The Advisers may consider sales of shares of Ivy funds as a factor in the selection of broker-dealers and may select broker-dealers who provide them with research services. The Advisers may choose broker-dealers that provide the Advisers with research services and may cause a client to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if the Advisers view the commissions as reasonable in relation to the value of the brokerage and/or research services. The Advisers will not, however, seek to execute brokerage transactions other than at the best price and execution, taking into account all relevant factors such as price, promptness of execution and other advantages to clients, including a determination that the commission paid is reasonable in relation to the value of the brokerage and/or research services.

         During the fiscal years ended December 31, 1997 and 1998, Ivy Asia Pacific Fund paid brokerage commissions of $18,500 and $75,104, respectively. For the fiscal year ended December 31, 1999, Ivy Asia Pacific Fund paid a total of $18,953 in brokerage commissions with respect to portfolio transactions aggregating $3,153,247. Of such amount, $2,996 in brokerage commissions with respect to portfolio transactions aggregating $459,177 was placed with broker-dealers who provided research services.

         During the fiscal years ended December 31, 1997 and 1998, Ivy Pacific Opportunities Fund paid brokerage commissions of $70,846 and $112,289, respectively. For the fiscal year ended December 31, 1999, Ivy Pacific Opportunities Fund paid a total of $55,717 in brokerage commissions with respect to portfolio transactions aggregating $11,400,341. Of such amount, $17,491 in brokerage commissions with respect to portfolio transactions aggregating $3,320,987 was placed with broker-dealers who provided research services.

         During the fiscal years ended December 31, 1997 and 1998, Ivy Developing Markets Fund paid brokerage commissions of $170,306 and $83,565, respectively. For the fiscal year ended December 31, 1999, Ivy Developing Markets Fund paid a total of $70,916 in brokerage commissions with respect to portfolio transactions aggregating $13,688,029. Of such amount, $14,441 in brokerage commissions with respect to portfolio transactions aggregating $2,549,170 was placed with broker-dealers who provided research services.

         During the period from commencement of operations (May 3, 1999) through December 31, 1999, Ivy European Opportunities Fund paid brokerage commissions of $36,908 with respect to portfolio transactions aggregating $25,070,411.

         During the fiscal years ended December 31, 1997 and 1998, Ivy Global Fund paid brokerage commissions of $123,985 and $76,661, respectively. For the fiscal year ended December 31, 1999, Ivy Global Fund paid a total of $83,384 in brokerage commissions with respect to portfolio transactions aggregating $28,029,168. Of such amount, $24,828 in brokerage commissions with respect to portfolio transactions aggregating $13,101,081 was placed with broker-dealers who provided research services.

         During the fiscal years ended December 31, 1997 and 1998, Ivy Global Natural Resources Fund paid brokerage commissions of $128,646 and $49,752, respectively. For the fiscal year ended December 31, 1999, Ivy Global Natural Resources Fund paid a total of $78,249 in brokerage commissions with respect to portfolio transactions aggregating $21,724,929. Of such amount, $120 in brokerage commissions with respect to portfolio transactions aggregating $15,161 was placed with broker-dealers who provided research services.

         During the fiscal years ended December 31, 1997 and 1998, Ivy Global Science & Technology Fund paid brokerage commissions of $99,546 and $110,302, respectively. For the fiscal year ended December 31, 1999, Ivy Global Science & Technology Fund paid a total of $106,161 in brokerage commissions with respect to portfolio transactions aggregating $68,575,514. Of such amount, $5,974 in brokerage commissions with respect to portfolio transactions aggregating $6,485,831 was placed with broker-dealers who provided research services.

         During the period from May 13, 1997 (commencement of operations) to December 31, 1997, and the fiscal year ended December 31, 1998, Ivy International Fund II paid brokerage commissions of $332,022 and $225,584, respectively. For the fiscal year ended December 31, 1999, Ivy International Fund II paid a total of $224,332 in brokerage commissions with respect to portfolio transactions aggregating $72,344,904. Of such amount, $67,438 in brokerage commissions with respect to portfolio transactions aggregating $22,354,787 was placed with broker-dealers who provided research services.

         During  the  fiscal  years  ended  December  31,  1997  and  1998,  Ivy
International Small Companies Fund paid brokerage commissions of $14,913 and $5,087, respectively. For the fiscal year ended December 31, 1999, Ivy International Small Companies Fund paid a total of $15,777 in brokerage commissions with respect to portfolio transactions aggregating $5,899,377. Of such amount, $1,360 in brokerage commissions with respect to portfolio transactions aggregating $203,688 was placed with broker-dealers who provided research services.

         Brokerage commissions vary from year to year in accordance with the extent to which a particular Fund is more or less actively traded.

         Each Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that the Advisers deem to be a desirable investment for each Fund. While no minimum has been established, it is expected that each Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for any Fund shares with securities and may discontinue accepting securities as payment for any Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of each Fund, and each Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

                        CAPITALIZATION AND VOTING RIGHTS

         The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of each Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of any Fund has preemptive rights or subscription rights.

         The Declaration of Trust of the Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized eighteen series, each of which represents a fund. The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Ivy Money Market Fund, and Class A, Class B, Class C and Advisor Class shares for Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Pacific Opportunities Fund, Ivy Cundill Value Fund, Ivy Developing Markets Fund, Ivy European Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy International Strategic Bond Fund, Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund and Ivy Next Wave Internet Fund, as well as Class I shares for Ivy Bond Fund, Ivy Cundill Value Fund, Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Fund, Ivy International Small Companies Fund, Ivy International Strategic Bond Fund, Ivy US Blue Chip Fund and Ivy Next Wave Internet Fund. Under the Declaration of Trust, the Trustees may terminate any Fund without shareholder approval. This might occur, for example, if a Fund does not reach or fails to maintain an economically viable size.

         Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of each Fund are entitled to vote alone on matters that only affect that Fund. All classes of shares of each Fund will vote together, except with respect to the distribution plan applicable to the Fund's Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent certified public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of a Fund means the vote of the lesser of: (1) 67% of the shares of that Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or
(2) more than 50% of the outstanding shares of that Fund (or of the Trust).

         With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

         The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of any Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                          SPECIAL RIGHTS AND PRIVILEGES

         The Trust offers, and (except as noted below) bears the cost of providing, to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

         Certain of the rights and privileges described below refer to funds, other than the Funds, whose shares are also distributed by IMDI. These funds are: Ivy Bond Fund, Ivy Cundill Value Fund, Ivy Growth Fund, Ivy International Fund, Ivy International Strategic Bond Fund, Ivy Money Market Fund, Ivy US Blue Chip Fund and Ivy US Emerging Growth Fund and Ivy Next Wave Internet Fund (the other nine series of the Trust). Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

AUTOMATIC INVESTMENT METHOD

         The Automatic Investment Method, which enables a Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares except Class
I. The minimum initial and subsequent investment under this method is $250 per month (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to Ivy Mackenzie Services Corp. ("IMSC") of telephone instructions or written notice. See "Automatic Investment Method" in the Prospectus. To begin the plan, complete Sections 6A and 7B of the Account Application.

EXCHANGE OF SHARES

         As described in the Prospectus, shareholders of each Fund have an exchange privilege with other Ivy funds. Before effecting an exchange, shareholders of a Fund should obtain and read the currently effective prospectus for the Ivy fund into which the exchange is to be made.

         Advisor Class shareholders may exchange their outstanding Advisor Class shares for Advisor Class shares of another Ivy Fund on the basis of the relative net asset value per share. The minimum value of Advisor Class shares which may be exchanged into an Ivy fund in which shares are not already held is $10,000. No exchange out of any Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Advisor Class shares of that Fund to less than $10,000.

         Each exchange will be made on the basis of the relative net asset value per share of the Ivy funds involved in the exchange next computed following receipt by IMSC of telephone instructions by IMSC or a properly executed request. Exchanges, whether written or telephonic, must be received by IMSC by the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions."

         An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Taxation."

         With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

RETIREMENT PLANS

         Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by IMDI may be purchased in a single application establishing a single account under the plan, and shares held in such an account may be exchanged among the Ivy funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

         Retirement Plan New Account Fee               no fee
         Retirement Plan Annual Maintenance Fee        $10.00 per fund account

         For shareholders whose retirement accounts are diversified across several Ivy funds, the annual maintenance fee will be limited to not more than $20.

         The following discussion describes the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

         INDIVIDUAL RETIREMENT ACCOUNTS: Shares of each Fund may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMSC, who may impose a charge for establishing the account.

         An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits. If both earn at least $2,000 per year, the maximum potential contribution is $4,000 per year for both. For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned income of the spouses is at least $4,000, a contribution of up to $2,000 may be made to each spouse's IRA. Rollover contributions are not subject to these limits.

         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, whether the individual's contribution to an IRA is fully deductible, partially deductible or not deductible depends on (i) adjusted gross income and (ii) whether it is the individual or the individual's spouse who is an active participant, in the case of married individuals filing jointly. Contributions may be made up to the maximum permissible amount even if they are not deductible. Rollover contributions are not includable in income for Federal income tax purposes and therefore are not deductible from it.

         Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums, amounts used to pay certain qualified higher education expenses, and amounts used within 120 days of the date the distribution is received to pay for certain first-time homebuyer expenses. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax.

         ROTH IRAS: Shares of each Fund also may be used as a funding medium for a Roth Individual Retirement Account ("Roth IRA"). A Roth IRA is similar in numerous ways to the regular (traditional) IRA, described above. Some of the primary differences are as follows.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000. An individual whose adjusted gross income exceeds the maximum phase-out amount cannot contribute to a Roth IRA.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. Contributions to a Roth IRA are not deductible. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one time use), or upon death or disability. All other distributions from a Roth IRA (other than the amount of nondeductible contributions) are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: reaching age 59 1/2, death, disability, deductible medical expenses, the purchase of health insurance for certain unemployed individual and qualified higher education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

         QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of one or more Ivy funds through a qualified retirement plan, an Agreement and a Retirement Plan are available from IMSC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $150,000 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

         Corporate   employers  may  also  adopt  the  Custodial  Agreement  and
Retirement   Plan  for  the  benefit  of  their  eligible   employees.   Similar
contribution and deduction rules apply to corporate employers.

         Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled; (4) uses the withdrawal to pay tax-deductible medical expenses; (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (6) rolls over the distribution.

         The Transfer Agent will arrange for Investors Bank & Trust to furnish custodial services to the employer and any participating employees.

         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code") permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from IMSC.

         Distributions from the 403(b)(7) Account may be made only following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled; (3) uses the withdrawal to pay tax-deductible medical expenses; (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may deduct contributions to a SEP up to the lesser of $30,000 or 15% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

         SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $6,000 a year (as indexed). Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if the employer maintains or maintained any other qualified retirement plan with respect to which any contributions or benefits have been credited.

SYSTEMATIC WITHDRAWAL PLAN

         A shareholder may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to IMSC of a written election to have his or her shares withdrawn periodically (minimum distribution amount - $250), accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a shareholder must continually maintain an account balance of at least $10,000. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

         A redemption under a Withdrawal Plan is a taxable event. Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisers.

         Additional investments made by investors participating in a Withdrawal Plan must equal at least $250 each while the Withdrawal Plan is in effect.

         An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to IMSC. If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Trust or IMSC may terminate the Withdrawal Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

         Shares of each Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of a Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) that for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The Trust reserves the right to change these fees from time to time without advance notice.

                                   REDEMPTIONS

         Shares of each Fund are redeemed at their net asset value next determined after a proper redemption request has been received by IMSC.

         Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of any Fund.

         Under unusual circumstances, when the Board deems it in the best interest of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of that Fund taken at current values. If any such redemption in kind is to be made, each Fund may make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the particular Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of that Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

         The Trust may redeem those Advisor Class accounts of shareholders who have maintained an investment of less than $10,000 in any Fund for a period of more than 12 months. All Advisor Class accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable. The $10,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

         If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by a Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

         Each Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                                 NET ASSET VALUE

         The net asset value per share of each Fund is computed by dividing the value of that Fund's aggregate net assets (i.e., its total assets less its liabilities) by the number of the Fund's shares outstanding. For purposes of determining each Fund's aggregate net assets, receivables are valued at their realizable amounts. Each Fund's liabilities, if not identifiable as belonging to a particular class of the Fund, are allocated among the Fund's several classes based on their relative net asset size. Liabilities attributable to a particular class are charged to that class directly. The total liabilities for a class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount is divided by the number of shares of the class outstanding to produce its net asset value per share.

         A  security  listed or traded on a  recognized  stock  exchange  or The
Nasdaq Stock Market, Inc. ("Nasdaq") is valued at the security's last quoted sale price on the exchange on which the security is principally traded. If no sale is reported at that time, the average between the last bid and asked price (the "Calculated Mean") is used. Unless otherwise noted herein, the value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. All other securities for which OTC market quotations are readily available are valued at the Calculated Mean.

         A debt security normally is valued on the basis of quotes obtained from at least two dealers (or one dealer who has made a market in the security) or pricing services that take into account appropriate valuation factors. Interest is accrued daily. Money market instruments are valued at amortized cost, which the Board believes approximates market value.

         An exchange-traded option is valued at the last sale price on the exchange on which it is principally traded, if available, and otherwise is valued at the last sale price on the other exchange(s). If there were no sales on any exchange, the option shall be valued at the Calculated Mean, if possible, and otherwise at the last offering price, in the case of a written option, and the last bid price, in the case of a purchased option. An OTC option is valued at the last offering price, in the case of a written option, and the last bid price, in the case of a purchased option. Exchange listed and widely-traded OTC futures (and options thereon) are valued at the most recent settlement price.

         Securities and other assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Board. Trading in securities on many foreign securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange (e.g., any of the national business holidays identified below). If events materially affecting the value of a Fund's portfolio securities occur between the time when a foreign exchange closes and the time when that Fund's net asset value is calculated (see following paragraph), such securities may be valued at fair value as determined by IMI in accordance with procedures approved by the Board.

         Portfolio securities are valued (and net asset value per share is determined) as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) on each day the Exchange is open for trading. The Exchange and the Trust's offices are expected to be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of a Fund's Custodian or the Exchange close early as a result of a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

         The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on each Fund's net asset value next determined after your instructions are received in proper form by IMSC or by your registered securities dealer. Since each Fund invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's net asset value may change on days when shareholders will not be able to purchase or redeem that Fund's shares. The sale of each Fund's shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in a Fund's best interest to do so.

                                    TAXATION

         The following is a general discussion of certain tax rules thought to be applicable with respect to each Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in any Fund. The Funds are not managed for tax-efficiency.

         Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

         As a regulated investment company, each Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute all such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

         The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by each Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Some of the options, futures and foreign currency forward contracts in which each Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by each Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         The transactions in options, futures and forward contracts undertaken by each Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by each Fund. In addition, losses realized by each Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to each Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by each Fund, which is taxed as ordinary income when distributed to shareholders.

         Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         Notwithstanding any of the foregoing, each Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of a Fund's taxable year, if certain conditions are met.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

         Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of each Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

         Each Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         Each Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Each Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, each Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. Each Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by each Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Each Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         Each  Fund  generally  will be  required  to  distribute  dividends  to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by each Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by each Fund.

DISTRIBUTIONS

         Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by each Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of that Fund on the distribution date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the same Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

FOREIGN WITHHOLDING TAXES

         Income received by each Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

         If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of each Fund's taxable year whether the foreign taxes paid by that Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

         Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of that Fund's income flows through to its shareholders. With respect to each Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from each Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of a Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if a Fund fails to satisfy these holding period requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for related foreign taxes.

         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

BACKUP WITHHOLDING

         Each Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of that Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish a Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to each Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in any Fund.

                             PERFORMANCE INFORMATION

         Performance information for the classes of shares of each Fund may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare each Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in each Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

         AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return ("Standardized Return") for a specific class of shares of each Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that class of that Fund made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

         P(1 + T){superscript n} = ERV

      Where:  P      =   a hypothetical initial payment of $1,000 to purchase
                         shares of a specific class

              T      =   the average annual total return of shares of that class

              n      =   the number of years

              ERV    =   the ending  redeemable  value of a hypothetical $1,000
                         payment made at the beginning of the period.

         For purposes of the above computation for each Fund, it is assumed that all dividends and capital gains distributions made by that Fund are reinvested at net asset value in additional Advisor Class shares during the designated period. Standardized Return quotations for each Fund do not take into account any required payments for federal or state income taxes. Standardized Return quotations are determined to the nearest 1/100 of 1%.

         Each Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return").

         In determining the average annual total return for a specific class of shares of each Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of each Fund, the account fee used for purposes of the following computations is assumed to be the fee that would be charged to the mean account size of the Fund.

         The Standardized Return figures for Ivy Pacific Opportunities Fund's Advisor Class shares for the period from inception through December 31, 1999 and the one-year period ended December 31, 1999 were 9.01% and 46.29%, respectively. These figures reflect expense reimbursement. Without expense reimbursement, the Standardized Return figures would have been 8.59% and 45.91%, respectively.

         The Standardized Return figures for Ivy Developing Markets Fund's Advisor Class shares for the period from inception through December 31, 1999 and the one-year period ended December 31, 1999 were 11.13% and 47.38%, respectively. These figures reflect expense reimbursement. Without expense reimbursement, the Standardized Return figures would have been 10.27% and 46.57%, respectively.

         The Standardized Return figures for Ivy Global Fund's Advisor Class shares for the period from inception through December 31, 1999 and the one-year period ended December 31, 1999 were 8.07% and 26.77%, respectively. These figures reflect expense reimbursement. Without expense reimbursement, the Standardized Return figures would have been 6.71% and 24.41%, respectively.

         The Standardized Return figures for Ivy Global Science & Technology Fund's Advisor Class shares for the period from inception through December 31, 1999 and the one-year period ended December 31, 1999 were 74.87% and 122.56%, respectively.

         The Standardized Return figures for Ivy International Fund II's Advisor Class shares for the period from inception through December 31, 1999 and the one-year period ended December 31, 1999 were 14.33% and 28.30%, respectively. These figures reflect expense reimbursement. Without expense reimbursement, the Standardized Return figures would have been 14.21% and 28.18%, respectively.

         Ivy Asia Pacific Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund and Ivy International Small Companies Fund had no reportable performance information because the Advisor Class shares of these Funds had been outstanding for less than a year as of December 31, 1999.

         CUMULATIVE TOTAL RETURN. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in a specific class of shares of a particular Fund for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific class of shares of a Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

         C = (ERV/P) - 1

         Where:            C        =       cumulative total return

                           P        =       a hypothetical initial investment of
                                            $1,000 to purchase shares of a
                                            specific class

                           ERV      =       ending  redeemable  value:  ERV is
                                            the   value,   at  the  end  of  the
                                            applicable period, of a hypothetical
                                            $1,000   investment   made   at  the
                                            beginning of the applicable period.

         The Cumulative Total Return figures for Ivy Pacific Opportunities Fund's Advisor Class shares for the period from inception (February 10, 1998) through December 31, 1999 and the one-year period ended December 31, 1999 were 17.68% and 46.29%, respectively.

         The Cumulative Total Return figures for Ivy Developing Markets Fund's Advisor Class shares for the period from inception (April 30, 1998) through December 31, 1999 and the one-year period ended December 31, 1999 were 19.28% and 47.38%, respectively.

         The Cumulative Total Return figures for Ivy Global Fund's Advisor Class shares for the period from inception (April 30, 1998) through December 31, 1999 and the one-year period ended December 31, 1999 were 13.85% and 26.77%, respectively.

         The Cumulative Total Return figures for Ivy Global Science & Technology Fund's Advisor Class shares for the period from inception (April 15, 1998) through December 31, 1999 and the one-year period ended December 31, 1999 were 160.37% and 122.56%, respectively.

         The Cumulative Total Return figures for Ivy International Fund II's Advisor Class shares for the period from inception (February 23, 1998) through December 31, 1999 and the one-year period ended December 31, 1999 were 28.10% and 28.30%, respectively.

         Ivy Asia Pacific Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund and Ivy International Small Companies Fund had no outstanding Advisor Class shares as of December 31, 1999.

         OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

         Performance quotations for each Fund will vary from time to time depending on market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding a Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of each Fund's shares and the risks associated with each Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

         Each Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others: AAII Journal, Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.

                              FINANCIAL STATEMENTS

         Each Fund's Portfolio of Investments as of December 31, 1999, Statement of Assets and Liabilities as of December 31, 1999, Statement of Operations for the fiscal year ended December 31, 1999, Statement of Changes in Net Assets for the fiscal year ended December 31, 1999, Financial Highlights, Notes to Financial Statements, and Report of Independent Certified Public Accountants, which are included in each Fund's December 31, 1999 Annual Report to shareholders, are incorporated by reference into this SAI.

                                   APPENDIX A

           DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP ("S&P") AND
              MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE
                        BOND AND COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]

MOODY'S:

         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa by Moody's are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

         (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

         Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                       [LOGO] IVY FUNDS(R)
                              EMBRACING THE WORLD


                             IVY CHINA REGION FUND

SEMIANNUAL REPORT

This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.


IVY MANAGEMENT, INC.

Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida 33432-6139
800.456.5111

JUNE 30, 2000

BOARD OF TRUSTEES

John S. Anderegg, Jr.
James W. Broadfoot
Paul H. Broyhill
Keith J. Carlson
Stanley Channick
Dianne Lister
Roy J. Glauber
Joseph G. Rosenthal
Richard Silverman
J. Brendan Swan
Edward M. Tighe


OFFICERS

Keith J. Carlson, Chairman
James W. Broadfoot, President
C. William Ferris, Secretary/Treasurer


LEGAL COUNSEL

Dechert Price & Rhoads
Boston, Massachusetts


CUSTODIAN

Brown Brothers Harriman & Co.
Boston, Massachusetts


TRANSFER AGENT

Ivy Mackenzie Services Corp.
PO Box 3022
Boca Raton, Florida 33431-0922
800.777.6472


AUDITORS

PricewaterhouseCoopers LLP
Ft. Lauderdale, Florida


DISTRIBUTOR

Ivy Mackenzie Distributors, Inc.
Via Mizner Financial Plaza
700 South Federal Highway, Suite 300
Boca Raton, Florida 33432-6139
800.456.5111

www.ivyfunds.com
E-mail: acctinfo@ivyfunds.com
[IVY MACKENZIE LOGO]

                              MARKET PERSPECTIVE

[PHOTO]

The Fund's goal: to provide long-term capital growth by investing in the equity securities of companies and countries that are expected to benefit from the economic development and growth of the China Region.

Ivy China Region Fund is managed by Ivy's International Equity team. The following is an interview with team member and Asian equity specialist Michelle Chan.

Q: MICHELLE, HOW WAS THE PERFORMANCE OF THE CHINA REGION IN THE FIRST HALF OF 2000?

A: Supported by an underlying economic recovery, the China region markets
-- Hong Kong, China, Taiwan and Korea -- continued an upward trend during the first half of 2000, although volatility did increase. As in the rest of the world, technology, media and telecommunication (TMT) stocks in the region performed well for most of the first quarter, but experienced a sell-off in March. The Hong Kong market, where the Fund has 62% of its assets, has become very correlated with the technology-heavy NASDAQ. When the stocks in that index declined in the spring, Hong Kong TMT stocks quickly followed. After the "high-tech fever" cooled down, however, the Hong Kong market was dominated more by concern over continuing interest rate increases in the US. Hong Kong's currency is pegged to the dollar, and an interest rate increase in the US is inevitably followed by an interest rate increase in Hong Kong. The Taiwanese market experienced quite a bit of volatility prior to its recent presidential elections. Political issues during the presidential campaign and controversy on the mainland led to substantial nervousness and a sell-off in the Taiwanese market. The new government, however, seems to be conciliatory on issues that affect Mainland China, which we believe is a good sign.

Q: WHAT'S BEEN HAPPENING IN MAINLAND CHINA?

A: Although it places restrictions on foreign investors, Mainland China has been the fastest growing market in Asia. It is up approximately 40% year to date. Our research shows strong economic data coming out of China -- favorable export growth, a trade surplus and a recovery in domestic consumption.

Other factors are also positive. The Chinese government seems committed to accelerating reforms and reducing the role of the state-owned sector in the economy. As a result, it is privatizing many companies and opening them to foreign investment. Currently, the state-owned sector is less than 40% of the total economy. Of course, revitalizing the state-owned sector will take time. But in the coastal regions -- where most of the wealth is centered -- China has already done a fantastic job of encouraging an entrepreneurial spirit, which bodes well for the rest of the country.

The normalization of China's trade relationship with the US and China's imminent entry into the World Trade Organization should greatly benefit the entire region. Mainland China could benefit because current trade quotas -- which

IVY CHINA REGION FUND


limit China's textile exports to the US -- may be lifted. If China's external trading activity increases dramatically, and we believe that it will, it should directly benefit Hong Kong, since Hong Kong has always been a conduit between China and the rest of the world for trade and financial activity. Taiwan is now playing a major manufacturing role for multinational electronic companies, so it too should benefit if it outsources its lower-end manufacturing to China and takes advantage of China's cheaper labor market. We believe that all these factors should be positive for equity markets in this region.

Q: ARE THERE ANY OTHER EXCITING DEVELOPMENTS OCCURRING IN THE REGION?

A: Yes. Hong Kong is now going through a structural change, expanding from its role as service provider for mainland importers and exporters to a more information-based economy. Throughout Hong Kong, many companies are either implementing the latest technology or diversifying into new high-tech areas. Hong Kong is still an international center of finance, but it is also growing into the information services center for all of Asia. It has skilled labor, an educated labor force and China's huge consumer market right in its backyard.

             "THE COMBINATION OF HONG KONG'S STATUS AS A REGIONAL
           TRADING AND FINANCIAL CENTER, TAIWAN'S FOCUS ON HIGH-TECH
             MANUFACTURING AND CHINA'S LOW-COST LABOR AND CONSUMER
            MARKET COULD SUSTAIN A VERY DYNAMIC REGIONAL ECONOMY."

Outside of Japan, the largest concentration of electronics companies is now in Taiwan and Korea. Taiwan is continuing its role as Asia's high-tech manufacturing center, and it is continually enhancing its value in this area. In fact, Japan is now starting to outsource more of its manufacturing of electronics products to Taiwan. While Taiwan tends to have smaller companies, Korea is dominated more by large conglomerates, many of which are now restructuring. Korean companies are working hard to eliminate debt and attract foreign investors. There is also a new focus on shareholder value and bottom-line profitability, which we believe is positive for the markets.

Q: HOW WAS IVY CHINA REGION FUND POSITIONED TO BENEFIT FROM THESE TRENDS?

A: As we mentioned, this region, particularly Taiwan, has many world-class electronics companies. In our view, the short-term political uncertainty in Taiwan made the prices of these stocks -- which are already trading at low valuations compared with their global peers -- even more attractive, so we increased the Fund's holdings in this sector. We have also been restructuring the Fund's Hong Kong holdings, divesting financial stocks that are very sensitive to interest rates. Because the interest rate outlook in the US is still uncertain, and Hong Kong's market is so closely tied to US interest rates, we're trying to limit the Fund's exposure to these stocks in favor of ones with less interest rate sensitivity.

We also took advantage of lower share prices after the global technology sell-off to add stocks to the Fund that we believe offer good value, such as China Mobile and Korea's SK Telecom.

Q: IN THE PAST, THE FUND WAS MANAGED IN A VALUE STYLE.  WILL THAT CHANGE?

A: Yes. We're now taking a more flexible approach, blending growth and value to take advantage of more investment opportunities. This strategy allows us to target the more growth-oriented technology and telecommunications stocks. That's important, because in this region we see a lot of opportunity coming from these sectors.

Q: WHAT IS YOUR LONG-TERM OUTLOOK FOR THE CHINA REGION MARKETS?

A: We think the stellar growth in the China region will continue to offer very good investment opportunities. The combination of Hong Kong's status as a regional trading and financial center, Taiwan's focus on manufacturing high-tech products and China's low-cost labor and consumer market could sustain a very dynamic regional economy. Although we expect bumps in the road due to political events and the region's sensitivity to external factors (such as US interest rates), we are very positive on the China region market and its strong economic recovery.

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

This report is intended to be presented as a complete and integrated document. This report and any excerpt of this report may not be copied or reprinted without first obtaining the written permission of Ivy Funds.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               3

PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------
EQUITY SECURITIES -- 95.8%              SHARES        VALUE
--------------------------------------------------------------
CHINA -- 12.9%
China Unicom Limited(a)..............    366,000   $   777,072
Nanjing Panda Electronics Co.,
  Ltd.(a)............................  1,222,000       438,946
Qingling Motors Company -- H
  Shares.............................  3,614,000       417,266
Shanghai Worldbest Co., Ltd..........  1,246,800       381,521
Shenzhen Konka Electronics Group
  Ltd. -- Class B....................    312,000       321,405
                                                   -----------
                                                     2,336,210
                                                   -----------
HONG KONG -- 61.9%
Asia Satellite Telecommunications
  Holdings Ltd.......................      4,000       137,000
Asia Satellite Telecommunications
  Holdings Ltd. ADR..................    100,000       341,884
Automated Systems Holdings Ltd.......    560,000       287,362
Cathay Pacific Airways...............    283,000       524,610
Cheung Kong Holdings Ltd.............    100,000     1,106,474
China Southern Airlines Company
  Limited............................  1,458,000       347,899
China Telecom (Hong Kong)
  Limited(a).........................    110,000       970,169
Citic Pacific Ltd....................    150,000       785,115
Cosco Pacific Limited................    326,000       257,202
Dah Sing Financial Group.............    112,000       451,159
Guangdong Kelon Electrical Holdings
  Co. Ltd. -- H. Shares..............    523,000       283,472
Hang Seng Bank.......................     20,900       198,408
Hong Kong & China Gas Company Ltd....    188,179       211,233
HSBC Holdings plc....................     75,600       863,165
Hutchison Whampoa Limited............     78,000       980,625
Li & Fung Ltd........................    199,600       998,636
Orient Overseas International Ltd....    353,000       177,745
Sun Hung Kai Properties Ltd..........     64,800       465,527
Swire Pacific Ltd....................     65,500       383,167
VTech Holdings Limited(a)............    108,000       408,722

--------------------------------------------------------------
--------------------------------------------------------------
EQUITY SECURITIES                       SHARES        VALUE
Wharf Holdings Ltd...................    278,000   $   497,509
Wing Hang Bank Limited...............    205,000       510,197
                                                   -----------
                                                    11,187,280
                                                   -----------
SOUTH KOREA -- 13.5%
Hyundai Motor Company Ltd............     14,181       181,875
Pohang Iron & Steel Company Ltd......      2,000       176,475
Samsung Electronics..................      2,564       848,544
Shinhan Bank.........................     26,840       252,756
SK Telecom Co., Ltd..................      2,981       975,853
                                                   -----------
                                                     2,435,503
                                                   -----------
TAIWAN -- 7.5%
Compal Electronics Inc...............    172,998       424,084
Hon Hai Precision Industry Co.,
  Ltd................................     49,000       442,287
Taiwan Semiconductor Manufacturing
  Company............................    104,064       493,306
                                                   -----------
                                                     1,359,677
                                                   -----------
TOTAL INVESTMENTS -- 95.8%
  (Cost -- $13,207,493)(b)...........               17,318,670
OTHER ASSETS, LESS
  LIABILITIES -- 4.2%................                  749,047
                                                   -----------
NET ASSETS -- 100%...................              $18,067,717
                                                   ===========
ADR -- American Depository Receipt
(a) Non-income producing security
(b) Cost is approximately the same for Federal
    income tax purposes.
OTHER INFORMATION:
At June 30, 2000, net unrealized appreciation based on cost
for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation...............   $ 4,809,744
    Gross unrealized depreciation...............      (698,567)
                                                   -----------
        Net unrealized appreciation.............   $ 4,111,177
                                                   ===========
Purchases and sales of securities other than short-term
obligations aggregated $7,566,185 and $8,891,822,
respectively, for the period ended June 30, 2000.

                     The accompanying notes are an integral
                       part of the financial statements.

[IVY LEAF LOGO]
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IVY CHINA REGION FUND
--------------------------------------------------------------------------------

4

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $13,207,493)......  $17,318,670
Cash........................................................      645,819
Receivables
  Investments sold..........................................       35,305
  Fund shares sold..........................................        7,148
  Dividends and interest....................................       84,208
  Manager for expense reimbursement.........................       22,352
Other assets................................................       10,129
                                                              -----------
    Total assets............................................   18,123,631
                                                              -----------
LIABILITIES
Payables
  Management fee............................................       15,157
  12b-1 service and distribution fees.......................        1,889
  Other payables to related parties.........................       11,132
Accrued expenses............................................       27,736
                                                              -----------
    Total liabilities.......................................       55,914
                                                              -----------
NET ASSETS..................................................  $18,067,717
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($10,841,779/1,175,768 shares outstanding)................  $      9.22
                                                              ===========
Maximum offering price per share ($9.22 X 100/94.25)*.......  $      9.78
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($6,424,669/707,616 shares outstanding).............  $      9.08
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($737,041/80,950 shares outstanding)................  $      9.10
                                                              ===========
ADVISOR CLASS
Net asset value, offering price and redemption price per
  share ($64,228/7,039 shares outstanding)..................  $      9.12
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $22,036,841
  Accumulated net investment loss on investments and foreign
    currency transactions...................................   (8,217,281)
  Undistributed net investment income.......................      136,990
  Net unrealized appreciation on investments and foreign
    currency transactions...................................    4,111,167
                                                              -----------
NET ASSETS..................................................  $18,067,717
                                                              ===========

  *    On sales of more than $50,000 the offering price is reduced.
 **    Subject to a maximum deferred sales charge of 5%.
***    Subject to a maximum deferred sales charge of 1%.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               5

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of $9,396 of foreign taxes withheld........            $   348,443
  Interest..................................................                 24,720
                                                                        -----------
                                                                            373,163
                                                                        -----------
EXPENSES
  Management fee............................................  $94,662
  Transfer agent............................................   45,935
  Administrative services fee...............................    9,466
  Custodian fees............................................   33,451
  Blue Sky fees.............................................   15,613
  Auditing and accounting fees..............................   13,084
  Shareholder reports.......................................    9,805
  Fund accounting...........................................   18,556
  Trustees' fees............................................    2,976
  12b-1 service and distribution fees.......................   51,594
  Legal.....................................................   13,881
  Other.....................................................    1,862
                                                                        -----------
                                                                            310,885
  Expenses reimbursed by Manager............................                (74,712)
                                                                        -----------
      Net expenses..........................................                236,173
                                                                        -----------
NET INVESTMENT INCOME.......................................                136,990
                                                                        -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized loss on investments and foreign currency
    transactions............................................             (1,432,326)
  Net change in unrealized appreciation on investments and
    foreign currency transactions...........................              1,539,889
                                                                        -----------
      Net gain on investments...............................                107,563
                                                                        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........            $   244,553
                                                                        ===========

    The accompanying notes are an integral part of the financial statements.

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IVY CHINA REGION FUND
--------------------------------------------------------------------------------

6

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                  2000           1999
                                                              ------------   ------------
                                                              (UNAUDITED)
(DECREASE) INCREASE IN NET ASSETS
Operations
  Net investment income.....................................  $   136,990    $   135,562
  Net realized (loss) gain on investments and foreign
    currency transactions...................................   (1,432,326)       924,189
  Net change in unrealized appreciation on investments and
    foreign currency transactions...........................    1,539,889      6,328,151
                                                              -----------    -----------
      Net increase resulting from operations................      244,553      7,387,902
                                                              -----------    -----------
Class A distributions
  Dividends from net investment income......................           --       (116,226)
  Distributions from capital gain...........................           --         (9,904)
                                                              -----------    -----------
      Total distributions to Class A shareholders...........           --       (126,130)
                                                              -----------    -----------
Class B distributions
  Dividends from net investment income......................           --        (17,335)
  Distributions from capital gain...........................           --         (6,000)
                                                              -----------    -----------
      Total distributions to Class B shareholders...........           --        (23,335)
                                                              -----------    -----------
Class C distributions
  Dividends from net investment income......................           --           (944)
  Distributions from capital gain...........................           --           (623)
                                                              -----------    -----------
      Total distributions to Class C shareholders...........           --         (1,567)
                                                              -----------    -----------
Advisor Class distributions
  Dividends from net investment income......................           --         (4,321)
  Distributions from capital gain...........................           --           (236)
                                                              -----------    -----------
      Total distributions to Advisor Class shareholders.....           --         (4,557)
                                                              -----------    -----------
Fund share transactions (Note 5)
  Class A...................................................   (2,126,567)      (759,913)
  Class B...................................................   (1,093,553)    (1,087,549)
  Class C...................................................      (44,666)      (217,633)
  Advisor Class.............................................     (247,663)       313,989
                                                              -----------    -----------
      Net decrease resulting from Fund share transactions...   (3,512,449)    (1,751,106)
                                                              -----------    -----------
TOTAL (DECREASE) INCREASE IN NET ASSETS.....................   (3,267,896)     5,481,207
NET ASSETS
  Beginning of period.......................................   21,335,613     15,854,406
                                                              -----------    -----------
  END OF PERIOD.............................................  $18,067,717    $21,335,613
                                                              ===========    ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $   136,990    $        --
                                                              ===========    ===========

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------------
                                                      for the six
                                                      months ended
                                                        June 30,
                      CLASS A                         (unaudited)                 for the year ended December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                          2000          1999       1998        1997        1996        1995
SELECTED PER SHARE DATA                               ---------------------------------------------------------------------------
Net asset value, beginning of period................    $  9.15        $ 6.30     $  8.04     $ 10.30     $  8.58     $  8.61
                                                      ---------------------------------------------------------------------------
  Income (loss) from investment operations
  Net investment income(a)..........................        .04           .08         .13         .02(f)      .03         .14
  Net gain (loss) on securities (both realized and
    unrealized).....................................        .03          2.86       (1.78)      (2.28)(f)    1.74        (.01)
                                                      ---------------------------------------------------------------------------
  Total from investment operations..................        .07          2.94       (1.65)      (2.26)       1.77         .13
                                                      ---------------------------------------------------------------------------
  Less distributions
  Dividends
    From net investment income......................         --           .08         .09          --         .03         .14
    In excess of net investment income..............         --            --          --          --         .02          --
  Distributions
    From capital gain...............................         --           .01          --          --          --          --
    In excess of capital gain.......................         --            --          --          --          --         .02
                                                      ---------------------------------------------------------------------------
    Total distributions.............................         --           .09         .09          --         .05         .16
                                                      ---------------------------------------------------------------------------
Net asset value, end of period......................    $  9.22        $ 9.15     $  6.30     $  8.04     $ 10.30     $  8.58
                                                      ===========================================================================
Total return(%).....................................        .77(b)      46.72(c)   (20.56)(c)  (21.94)(c)   20.50(c)     1.59(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)............    $10,842        $12,738    $ 9,061     $12,020     $15,290     $12,855
Ratio of expenses to average net assets(d)
  With expense reimbursement(%).....................       2.19(e)       2.19        2.30        2.44        2.20        2.20
  Without expense reimbursement(%)..................       2.98(e)       2.84        2.86        2.51        2.48        2.73
Ratio of net investment income to average net
  assets(%)(a)......................................       1.75(e)       1.01        1.60         .28         .32        1.61
Portfolio turnover rate(%)..........................         42            23          56          20          22          25

-----------------------------------------------------------------------------------------------------------------------------
                                                      for the six
                                                      months ended
                                                        June 30,
                      CLASS B                         (unaudited)               for the year ended December 31,
-----------------------------------------------------------------------------------------------------------------------------
                                                          2000          1999       1998       1997       1996       1995
SELECTED PER SHARE DATA                               -----------------------------------------------------------------------
Net asset value, beginning of period................    $  9.04        $ 6.24     $ 7.96     $10.28     $ 8.58     $ 8.61
                                                      -----------------------------------------------------------------------
  Income (loss) from investment operations
  Net investment income (loss)(a)...................        .02           .02        .05       (.04)(f)   (.04)       .08
  Net gain (loss) on securities (both realized and
    unrealized).....................................        .02          2.81      (1.73)     (2.28)(f)   1.74       (.02)
                                                      -----------------------------------------------------------------------
  Total from investment operations..................        .04          2.83      (1.68)     (2.32)      1.70        .06
                                                      -----------------------------------------------------------------------
  Less distributions
  Dividends
    From net investment income......................         --           .02        .04         --         --        .08
    In excess of net investment income..............         --            --         --         --         --        .01
  Distributions from capital gain...................         --           .01         --         --         --         --
                                                      -----------------------------------------------------------------------
    Total distributions.............................         --           .03        .04         --         --        .09
                                                      -----------------------------------------------------------------------
Net asset value, end of period......................    $  9.08        $ 9.04     $ 6.24     $ 7.96     $10.28     $ 8.58
                                                      =======================================================================
Total return(%).....................................        .44(b)      45.33(c)  (21.04)(c) (22.57)(c)  19.67(c)     .83(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)............    $ 6,425        $7,508     $6,080     $7,893     $8,995     $6,905
Ratio of expenses to average net assets(d)
  With expense reimbursement(%).....................       2.96(e)       2.97       3.08       3.17       2.95       2.95
  Without expense reimbursement(%)..................       3.75(e)       3.62       3.64       3.24       3.23       3.48
Ratio of net investment income (loss) to average net
  assets(%)(a)......................................        .99(e)        .24        .82       (.45)      (.43)       .86
Portfolio turnover rate(%)..........................         42            23         56         20         22         25

    The accompanying notes are an integral part of the financial statement.

8

[IVY LEAF LOGO]
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------------
                                                      for the six                                             for the period
                                                      months ended                                            April 30, 1996
                                                        June 30,               for the year ended             (commencement)
                      CLASS C                         (unaudited)                 December 31,                to December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                          2000           1999         1998         1997            1996
SELECTED PER SHARE DATA                               ---------------------------------------------------------------------------
Net asset value, beginning of period................    $  9.07        $   6.25     $   7.94     $  10.24         $ 9.44
                                                      ---------------------------------------------------------------------------
  Income (loss) from investment operations
  Net investment income (loss)(a)...................        .01             .02          .08         (.03)(f)         --
  Net gain (loss) on securities (both realized and
    unrealized).....................................        .02            2.82        (1.75)       (2.27)(f)        .89
                                                      ---------------------------------------------------------------------------
  Total from investment operations..................        .03            2.84        (1.67)       (2.30)           .89
                                                      ---------------------------------------------------------------------------
  Less distributions
  Dividends
    From net investment income......................         --             .01          .02           --             --
    In excess of net investment income..............         --              --           --           --            .09
  Distributions from capital gain...................         --             .01           --           --             --
                                                      ---------------------------------------------------------------------------
    Total distributions.............................         --             .02          .02           --            .09
                                                      ---------------------------------------------------------------------------
Net asset value, end of period......................    $  9.10        $   9.07     $   6.25     $   7.94         $10.24
                                                      ===========================================================================
Total return(%).....................................        .33(b)        45.41(c)    (21.02)(c)   (22.46)(c)       9.39(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)............    $   737        $    776     $    704     $  1,129         $  449
Ratio of expenses to average net assets(d)
  With expense reimbursement(%).....................       3.16(e)         3.03         2.98         3.05           2.71(e)
  Without expense reimbursement(%)..................       3.95(e)         3.68         3.54         3.12           2.99(e)
Ratio of net investment income (loss) to average net
  assets(%)(a)......................................        .79(e)          .18          .92         (.33)          (.19)(e)
Portfolio turnover rate(%)..........................         42              23           56           20             22

--------------------------------------------------------------------------------------------------------------
                                                       for the six                         for the period
                                                       months ended     for the year      February 10,1998
                                                         June 30,           ended          (commencement)
                    ADVISOR CLASS                      (unaudited)      December 31,      to December 31,
--------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                    2000             1999                1998
                                                       -------------------------------------------------------
Net asset value, beginning of period.................     $ 9.03           $ 6.27              $ 7.89
                                                       -------------------------------------------------------
  Income (loss) from investment operations
  Net investment income(a)...........................        .06              .04                 .08
  Net gain (loss) on securities (both realized and
    unrealized)......................................        .03             2.86               (1.62)
                                                       -------------------------------------------------------
  Total from investment operations...................        .09             2.90               (1.54)
                                                       -------------------------------------------------------
  Less distributions
  Dividends from net investment income...............         --              .13                 .08
  Distributions from capital gain....................         --              .01                  --
                                                       -------------------------------------------------------
    Total distributions..............................         --              .14                 .08
                                                       -------------------------------------------------------
Net asset value, end of period.......................     $ 9.12           $ 9.03              $ 6.27
                                                       =======================================================
Total return(%)......................................       1.00(b)         46.29(c)           (19.56)(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands).............     $   64           $  313              $   10
Ratio of expenses to average net assets(d)
  With expense reimbursement(%)......................       1.72(e)          1.79                2.92(e)
  Without expense reimbursement(%)...................       2.51(e)          2.44                3.48(e)
Ratio of net investment income to average net
  assets(%)(a).......................................       2.22(e)          1.42                 .98(e)
Portfolio turnover rate(%)...........................         42               23                  56

(a) Net investment income (loss) is net of expenses reimbursed by Manager.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c) Total return does not reflect a sales charge.
(d) From 1995 to 1998, total expenses include fees paid indirectly, if any, through an offset arrangement.
(e) Annualized
(f) Based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                               9

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Ivy China Region Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange on which the security is traded most extensively. If there were no sales on the exchange on which the security is traded most extensively and the security is traded on more than one exchange, or on one or more exchanges in the over-the-counter market, the exchange reflecting the last quoted sale will be used. Otherwise, the security is valued at the calculated mean between the last bid and asked price on the exchange on which the security is traded most extensively. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities, or on the basis of dealer quotes. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 2000, there were no Board valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Corporate actions, including dividends, are recorded on the ex-dividend date. If such information is not available on the ex-dividend date, corporate actions are recorded as soon as reliable information is available from the Fund's sources. Realized gains and losses from security transactions are calculated on an identified cost basis.

FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

The Fund has a net tax-basis capital loss carryover of approximately $6,282,000 as of December 31, 1999, which may be applied against any realized net taxable capital gain of each succeeding fiscal year until fully utilized or until the expiration date, whichever occurs first. The carryover expires $264,000 in 2002, $203,000 in 2003, $1,033,000 in 2004, $416,000 in 2005, $4,238,000 in 2006 and
$128,000 in 2007.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and capital gain, if any, are declared in December.

FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

For foreign securities, the Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

For tax reporting purposes, Code Section 988 provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

RECLASSIFICATIONS -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to foreign denominated securities and certain securities sold at a loss. As a result, Net investment income and Net realized loss on investments and foreign currency transactions for a reporting period may differ significantly in amount and

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY CHINA REGION FUND
--------------------------------------------------------------------------------

10

character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

Ivy Management, Inc. ("IMI") is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets. Currently, IMI limits the Fund's total operating expenses (excluding 12b-1 fees and certain other expenses) to an annual rate of 1.95% of the Fund's average net assets.

Mackenzie Investment Management Inc. ("MIMI"), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 2000, the net amount of underwriting discount retained by IMDI was $3,750.

Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Advisor Class. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $13,902, $33,978 and $3,714, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $26,310, $16,704, $2,571 and $350, for Class A, Class B, Class C and Advisor Class respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. CONCENTRATION OF CREDIT RISK

The Fund primarily invests in equity securities of companies in the China region. Therefore, the Fund is more susceptible to factors adversely affecting securities within the China region than is an equity fund that is not concentrated in such securities to the same extent.

5. FUND SHARE TRANSACTIONS

Fund share transactions for Class A, Class B, Class C, and Advisor Class were as follows:

                           SIX MONTHS ENDED
                             JUNE 30, 2000                YEAR ENDED
                              (UNAUDITED)              DECEMBER 31, 1999
----------------------------------------------------------------------------
CLASS A                  SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------------------------------------------
Sold.................     937,403   $  8,377,775    2,892,229   $ 19,961,432
Issued on
 reinvestment of
 distributions.......          --             --       12,715        113,544
Repurchased..........  (1,154,353)   (10,504,342)  (2,949,520)   (20,834,889)
                       ----------   ------------   ----------   ------------
Net decrease.........    (216,950)  $ (2,126,567)     (44,576)  $   (759,913)
                       ==========   ============   ==========   ============

                           SIX MONTHS ENDED
                             JUNE 30, 2000                YEAR ENDED
                              (UNAUDITED)              DECEMBER 31, 1999
----------------------------------------------------------------------------
CLASS B                  SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------------------------------------------
Sold.................      27,968   $    251,647      147,314   $  1,099,716
Issued on
 reinvestment of
 distributions.......          --             --        1,988         17,556
Repurchased..........    (151,219)    (1,345,200)    (293,462)    (2,204,821)
                       ----------   ------------   ----------   ------------
Net decrease.........    (123,251)  $ (1,093,553)    (144,160)  $ (1,087,549)
                       ==========   ============   ==========   ============

                           SIX MONTHS ENDED
                             JUNE 30, 2000                YEAR ENDED
                              (UNAUDITED)              DECEMBER 31, 1999
----------------------------------------------------------------------------
CLASS C                  SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------------------------------------------
Sold.................      15,162   $    134,650       64,217   $    459,612
Issued on
 reinvestment of
 distributions.......          --             --          105            930
Repurchased..........     (19,789)      (179,316)     (91,400)      (678,175)
                       ----------   ------------   ----------   ------------
Net decrease.........      (4,627)  $    (44,666)     (27,078)  $   (217,633)
                       ==========   ============   ==========   ============

                           SIX MONTHS ENDED
                             JUNE 30, 2000                YEAR ENDED
                              (UNAUDITED)              DECEMBER 31, 1999
----------------------------------------------------------------------------
ADVISOR CLASS            SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------------------------------------------
Sold.................      21,329   $    189,312      123,402   $  1,090,855
Issued on
 reinvestment of
 distributions.......          --             --          478          4,224
Repurchased..........     (48,939)      (436,975)     (90,832)      (781,090)
                       ----------   ------------   ----------   ------------
Net (decrease)/
 increase............     (27,610)  $   (247,663)      33,048   $    313,989
                       ==========   ============   ==========   ============

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

03ICRF063000

                                [IVY FUNDS LOGO]


SEMIANNUAL REPORT

This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

IVY MANAGEMENT, INC.

Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida 33432-6139
800.456.5111

JUNE 30, 2000

BOARD OF TRUSTEES

John S. Anderegg, Jr.
James W. Broadfoot
Paul H. Broyhill
Keith J. Carlson
Stanley Channick
Dianne Lister
Roy J. Glauber
Joseph G. Rosenthal
Richard Silverman
J. Brendan Swan
Edward M. Tighe

OFFICERS

Keith J. Carlson, Chairman
James W. Broadfoot, President
C. William Ferris, Secretary/Treasurer

LEGAL COUNSEL

Dechert Price & Rhoads
Boston, Massachusetts

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, Massachusetts

TRANSFER AGENT

Ivy Mackenzie Services Corp.
PO Box 3022
Boca Raton, Florida 33431-0922
800.777.6472

AUDITORS

PricewaterhouseCoopers LLP
Ft. Lauderdale, Florida

DISTRIBUTOR

Ivy Mackenzie Distributors, Inc.
Via Mizner Financial Plaza
700 South Federal Highway, Suite 300
Boca Raton, Florida 33432-6139
800.456.5111
www.ivyfunds.com

E-mail: acctinfo@ivyfunds.com

[IVY MACKENZIE LOGO]

IVY ASIA PACIFIC FUND

MARKET PERSPECTIVE

[PHOTO] The Fund's goal: to provide long-term capital growth by investing in securities in the Asia Pacific (non-Japan) region.

Ivy Asia Pacific Fund is managed by Ivy's International Equity team. The following is an interview with team member and Asian equity specialist Michelle Chan.

Q: MICHELLE, WHAT HAPPENED IN THE ASIA PACIFIC REGION IN THE FIRST HALF OF 2000?

A: As in the rest of the world, technology, media and telecommunication (TMT) stocks performed well for most of the first quarter, but experienced a sell-off in March. The Hong Kong market, where the Fund has 32% of its assets, has become very correlated with the technology-heavy NASDAQ. When the stocks in that index declined in the spring, Hong Kong TMT stocks quickly followed. After the "high-tech fever" cooled down, however, the Hong Kong market was dominated more by concern over continuing interest rate increases in the US. Hong Kong's currency is pegged to the US dollar, and an interest rate increase in the US is inevitably followed by an interest rate increase in Hong Kong.

The Taiwanese market experienced quite a bit of volatility prior to its recent presidential elections. Political issues in Taiwan during the presidential campaign and controversy on the mainland led to substantial nervousness and a sell-off in the Taiwanese market. The new government, however, seems to be conciliatory on issues that affect Mainland China, which we believe is a good sign.

Malaysia, which was dropped from the Morgan Stanley Capital International Far East ex-Japan Index in September of 1998, was reincluded this past May. As a result, investor sentiment toward Malaysia improved, and the market rallied. This was good news for the Fund, since it has 7.4% of its assets in Malaysia.

Q: WHAT RECENT DEVELOPMENTS DO YOU FIND ENCOURAGING?

A: In China, the government seems committed to accelerating reforms and reducing the role of the state-owned sector in the economy. As a result, it is privatizing many companies and opening them to foreign investment. Currently, the state-owned sector is less than 40% of the total economy. Of course, completely revitalizing the state-owned enterprise sector will take time. But in the coastal regions -- where most of the wealth is centered -- China has already done a fantastic job of encouraging an entrepreneurial spirit, which bodes well for the rest of the country.

The normalization of China's trade relationship with the US and China's imminent entry into the World Trade Organization should greatly benefit the surrounding region. Mainland China could benefit because current trade quotas -- which limit China's textile exports to the US -- may be lifted. If China's external trading activity increases dramatically, and we believe that it will, it should directly benefit Hong Kong, since Hong Kong has always been a conduit between China and the rest of the world for trade and financial activity. Taiwan is now playing a major manufacturing role for multinational electronic companies, so it too should benefit if it outsources its lower-end manufacturing to China and takes advantage of China's cheaper labor market. We believe that all these factors should be positive for equity markets in this region.

Q: WHAT OTHER CHANGES ARE TAKING PLACE IN HONG KONG, TAIWAN AND KOREA?

A: Hong Kong is now going through a structural change, expanding from its role as service provider for mainland importers and exporters to a more information-based economy. Throughout Hong Kong, many companies are either implementing the latest technology or diversifying into new high-tech areas. Hong Kong is still an international center of finance, but it is also growing into the information services center for all of Asia. It has skilled labor, an educated labor force and China's huge consumer market right in its backyard.

Outside of Japan, the largest concentration of electronics companies is now in Taiwan and Korea. Taiwan is continuing its role as Asia's high-tech manufacturing center, and it is continually enhancing its value in this area. In fact, Japan is now starting to outsource more of its manufacturing of electronics products to Taiwan.

While Taiwan tends to have smaller companies, Korea is dominated more by large conglomerates, many of which are now restructuring. Korean companies are working hard to eliminate debt and attract foreign investors. There is also a new focus on shareholder value and bottom-line profitability, which we believe is positive for the markets. In general, Korea's economy looks strong, and the country is developing world-class industries.

             "WE BELIEVE THAT THE ASIA PACIFIC REGION WILL CONTINUE
               TO BE AMONG THE WORLD'S FASTEST-GROWING MARKETS."

Q: HOW WAS IVY ASIA PACIFIC FUND POSITIONED TO BENEFIT FROM THESE TRENDS?

A: In our view, the short-term political uncertainty in Taiwan made the prices of electronics manufacturing stocks -- which are already trading at low valuations compared with their global peers -- even more attractive, so we increased the Fund's holdings in this sector. We also took advantage of attractive valuations in Korea to add to the Fund's holdings in high-quality stocks in companies such as Samsung Electronics, Korea Telecom and SK Telecom.

In addition, we have been restructuring the Fund's Hong Kong holdings, divesting financial stocks that are very sensitive to interest rates. Because the interest rate outlook in the US is still uncertain, and Hong Kong's market is so closely tied to US interest rates, we're trying to limit the Fund's exposure to these stocks in favor of ones with less interest rate sensitivity.

Q: IN THE PAST, THE FUND WAS MANAGED IN A VALUE STYLE. WILL THAT CHANGE?

A: Yes. We're now taking a more flexible approach, blending growth and value to take advantage of more investment opportunities. This strategy allows us to target the more growth-oriented technology and telecommunications stocks. That's important, because in this region we see a lot of opportunity coming from these sectors.

Q: WHAT IS YOUR LONG-TERM OUTLOOK FOR THE ASIA PACIFIC REGION?

A: We believe that the Asia Pacific region will continue to be among the world's fastest-growing markets. Asia in general has a high rate of domestic demand, modern manufacturing capabilities, low-cost labor and pro-business policies. In Northern Asia, the combination of Hong Kong's status as a regional trading and financial center, Taiwan's focus on manufacturing high-tech products and China's low-cost labor and consumer market could sustain a very dynamic regional economy. Although we expect bumps in the road due to political events and the region's sensitivity to external factors (such as US interest rates), we are very positive on the Asia Pacific market and its strong economic recovery.


The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

This report is intended to be presented as a complete and integrated document. This report and any excerpt of this report may not be copied or reprinted without first obtaining the written permission of Ivy Funds.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               3

PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------
EQUITY SECURITIES -- 97.7%                SHARES      VALUE
--------------------------------------------------------------
AUSTRALIA -- 1.6%
National Australia Bank Ltd.............    4,099   $   68,660
Westpac Banking Corp. Ltd...............    9,000       65,116
                                                    ----------
                                                       133,776
                                                    ----------
CHINA -- 7.1%
China Unicom Limited(a).................  176,000      373,674
Nanjing Panda Electronics Co.,
  Ltd.(a)...............................  362,000      130,032
Qingling Motors Company -- H Shares.....  758,000       87,517
                                                    ----------
                                                       591,223
                                                    ----------
HONG KONG -- 31.5%
Asia Satellite Telecommunications
  Holdings Ltd. ADR.....................   56,500      193,165
Automated Systems Holdings Ltd..........  192,000       98,524
Cathay Pacific Airways..................  121,000      224,303
Cheung Kong Holdings Ltd................   26,000      287,683
China Telecom (Hong Kong) Limited(a)....   48,000      423,347
Citic Pacific Ltd.......................   48,000      251,237
Dah Sing Financial Group................   52,000      209,467
Guangdong Kelon Electrical Holdings Co.
  Ltd. -- H Shares......................   55,000       29,811
HSBC Holdings plc.......................   16,800      191,814
Hutchison Whampoa Limited...............   12,000      150,865
Orient Overseas International Ltd.......   93,000       46,828
Sun Hung Kai Properties Ltd.............   12,000       86,209
Swire Pacific Ltd.......................   28,000      163,797
Wharf Holdings Ltd......................   42,810       76,613
Wing Hang Bank Limited..................   74,000      184,169
                                                    ----------
                                                     2,617,832
                                                    ----------
MALAYSIA -- 7.4%
Berjaya Sports Toto Berhad..............   61,000       99,528
Genting Berhad..........................   17,000       62,633
Malayan Banking Berhad..................   34,400      139,413
Public Bank Berhad......................   40,000       36,843
Public Bank Berhad -- Foreign
  Registered............................   50,000       50,001
Sime Darby Berhad.......................  102,000      130,992
Sime UEP Properties Berhad..............   68,000       91,265
                                                    ----------
                                                       610,675
                                                    ----------
NEW ZEALAND -- 3.1%
Fletcher Challenge Energy...............   21,000       68,707
Telecom Corporation of New Zealand
  Limited...............................   22,253       78,044
Tourism Holdings Limited................   98,591      113,710
                                                    ----------
                                                       260,461
                                                    ----------
PHILIPPINES -- 0.6%
Benpres Holdings Corporation Sponsored
  GDR(a)................................    8,000       15,500
Manila Electric Company -- B Shares.....   19,200       28,204
Universal Robina Corporation............   67,500        8,276
                                                    ----------
                                                        51,980
                                                    ----------

--------------------------------------------------------------
--------------------------------------------------------------
EQUITY SECURITIES                         SHARES      VALUE
SINGAPORE -- 9.8%
DBS Group Holdings Limited..............    9,943   $  127,668
DBS Land Ltd............................   73,000       94,576
Overseas Union Bank Ltd.................   52,148      202,080
Singapore Airlines Limited..............   17,000      168,134
Singapore Press Holdings Ltd............   14,000      218,626
                                                    ----------
                                                       811,084
                                                    ----------
SOUTH KOREA -- 19.0%
Hyundai Motor Company Ltd...............    5,983       76,733
Korea Electric Power Corp...............    2,000       62,063
Korea Telecom Corporation...............    2,500      220,182
Pohang Iron & Steel Company Ltd.........    1,000       88,238
Samsung Electronics Co. Sponsored GDR...    2,970      581,377
Samsung Fire & Marine Insurance.........    1,749       48,627
Shinhan Bank............................   24,400      229,778
SK Telecom Co., Ltd.....................      814      266,469
                                                    ----------
                                                     1,573,467
                                                    ----------
TAIWAN -- 16.9%
Asustek Computer Inc....................   26,520      218,711
Compal Electronics Inc..................  145,900      357,656
Hon Hai Precision Industry Co., Ltd.....   40,000      361,051
Taiwan Semiconductor Manufacturing
  Company...............................   99,000      469,300
                                                    ----------
                                                     1,406,718
                                                    ----------
THAILAND -- 0.7%
Advanced Info Service Public Company
  Limited -- Foreign Registered(a)......    4,600       57,231
                                                    ----------
TOTAL INVESTMENTS -- 97.7%
  (Cost -- $6,625,127)(b)...............             8,114,447
OTHER ASSETS, LESS LIABILITIES -- 2.3%                 188,027
                                                    ----------
NET ASSETS -- 100%                                  $8,302,474
                                                    ==========
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
(a) Non-income producing security
(b) Cost is approximately the same for Federal
    income tax purposes.
OTHER INFORMATION:
At June 30, 2000, net unrealized appreciation based on cost
for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation................   $1,869,210
    Gross unrealized depreciation................     (379,890)
                                                    ----------
        Net unrealized appreciation..............   $1,489,320
                                                    ==========
Purchases and sales of securities other than short-term
obligations aggregated $5,293,294 and $3,758,977,
respectively, for the period ended June 30, 2000.

                     The accompanying notes are an integral
                       part of the financial statements.

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4

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

ASSETS
Investments, at value (identified cost -- $6,625,127).......  $ 8,114,447
Cash........................................................      173,677
Receivables
  Investments sold..........................................        6,469
  Fund shares sold..........................................        5,931
  Dividends and interest....................................       18,107
  Manager for expense reimbursement.........................       23,876
Deferred organization expenses..............................       14,106
Other assets................................................       14,125
                                                              -----------
    Total assets............................................    8,370,738
                                                              -----------
LIABILITIES
Payables
  Fund shares repurchased...................................       26,468
  Management fee............................................        6,946
  12b-1 service and distribution fees.......................        1,194
  Other payables to related parties.........................        4,374
Accrued expenses............................................       29,282
                                                              -----------
    Total liabilities.......................................       68,264
                                                              -----------
NET ASSETS..................................................  $ 8,302,474
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($2,749,276/384,368 shares outstanding)...................  $      7.15
                                                              ===========
Maximum offering price per share ($7.15 X 100/94.25)*.......  $      7.59
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($3,250,875/461,235 shares outstanding).............  $      7.05
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($2,300,597/324,896 shares outstanding).............  $      7.08
                                                              ===========
ADVISOR CLASS
Net asset value, offering price and redemption price per
  share ($1,726/244 shares outstanding).....................  $      7.07
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $ 8,431,437
  Accumulated net realized loss on investments and foreign
    currency transactions...................................   (1,611,496)
  Accumulated net investment loss...........................       (6,836)
  Net unrealized appreciation on investments and foreign
    currency transactions...................................    1,489,369
                                                              -----------
NET ASSETS..................................................  $ 8,302,474
                                                              ===========

  *    On sales of more than $50,000 the offering price is reduced.
 **    Subject to a maximum deferred sales charge of 5%.
***    Subject to a maximum deferred sales charge of 1%.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               5

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................            $   117,250
  Interest..................................................                 15,152
                                                                        -----------
                                                                            132,402
                                                                        -----------
EXPENSES
  Management fee............................................  $43,657
  Transfer agent............................................   13,036
  Administrative services fee...............................    4,366
  Custodian fees............................................   37,459
  Blue Sky fees.............................................   15,668
  Auditing and accounting fees..............................   11,081
  Shareholder reports.......................................    5,384
  Amortization of organization expenses.....................    4,899
  Fund accounting...........................................   10,243
  Trustees' fees............................................    2,732
  12b-1 service and distribution fees.......................   33,390
  Legal.....................................................   13,847
  Other.....................................................    1,239
                                                                        -----------
                                                                            197,001
  Expenses reimbursed by Manager............................                (78,485)
                                                                        -----------
      Net expenses..........................................                118,516
                                                                        -----------
NET INVESTMENT INCOME.......................................                 13,886
                                                                        -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized gain on investments and foreign currency
    transactions............................................                211,218
  Net change in unrealized appreciation on investments and
    foreign currency transactions...........................             (1,249,445)
                                                                        -----------
      Net loss on investment transactions...................             (1,038,227)
                                                                        -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........            $(1,024,341)
                                                                        ===========

    The accompanying notes are an integral part of the financial statements.

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6

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX      FOR THE
                                                              MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                              ------------   ------------
                                                                  2000           1999
                                                              ------------   ------------
                                                              (UNAUDITED)
(DECREASE) INCREASE IN NET ASSETS
Operations
  Net investment income (loss)..............................  $    13,886     $  (17,446)
  Net realized gain on investments and foreign currency
    transactions............................................      211,218        311,404
  Net change in unrealized appreciation on investments and
    foreign currency transactions...........................   (1,249,445)     2,429,520
                                                              -----------     ----------
      Net (decrease) increase resulting from operations.....   (1,024,341)     2,723,478
                                                              -----------     ----------
Class A distributions
  Dividends from net investment income......................           --         (4,345)
  Distributions from capital gain...........................           --        (14,864)
                                                              -----------     ----------
      Total distributions to Class A shareholders...........           --        (19,209)
                                                              -----------     ----------
Class B distributions
  Distributions from capital gain...........................           --        (15,357)
                                                              -----------     ----------
      Total distributions to Class B shareholders...........           --        (15,357)
                                                              -----------     ----------
Class C distributions
  Distributions from capital gain...........................           --        (12,237)
                                                              -----------     ----------
      Total distributions to Class C shareholders...........           --        (12,237)
                                                              -----------     ----------
Advisor Class distributions
  Dividends from net investment income......................           --           (791)
  Distributions from capital gain...........................           --           (934)
                                                              -----------     ----------
      Total distributions to Advisor Class shareholders.....           --         (1,725)
                                                              -----------     ----------
Fund share transactions (Note 5)
  Class A...................................................    1,015,893       (107,980)
  Class B...................................................      (97,556)       529,602
  Class C...................................................     (420,013)       281,207
  Advisor Class.............................................     (116,624)       122,006
                                                              -----------     ----------
      Net increase resulting from Fund share transactions...      381,700        824,835
                                                              -----------     ----------
TOTAL (DECREASE) INCREASE IN NET ASSETS.....................     (642,641)     3,499,785
NET ASSETS
  Beginning of period.......................................    8,945,115      5,445,330
                                                              -----------     ----------
  END OF PERIOD.............................................  $ 8,302,474     $8,945,115
                                                              ===========     ==========

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------
                                                              for the six
                                                              months ended
                                                                June 30,
                          CLASS A                             (unaudited)       for the year ended December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                  2000          1999         1998         1997
SELECTED PER SHARE DATA                                       ------------------------------------------------------
Net asset value, beginning of period........................    $  7.99        $ 5.56      $  6.01      $ 10.00
                                                              ------------------------------------------------------
  (Loss) income from investment operations
  Net investment income(a)..................................        .03           .02          .03          .02
  Net (loss) gain on securities (both realized and
    unrealized).............................................       (.87)         2.49         (.44)       (3.98)
                                                              ------------------------------------------------------
  Total from investment operations..........................       (.84)         2.51         (.41)       (3.96)
                                                              ------------------------------------------------------
  Less distributions
  Dividends
    From net investment income..............................         --           .02           --          .01
    In excess of net investment income......................         --            --          .03          .02
  Distributions from capital gain...........................         --           .06          .01           --
                                                              ------------------------------------------------------
    Total distributions.....................................         --           .08          .04          .03
                                                              ------------------------------------------------------
Net asset value, end of period..............................    $  7.15        $ 7.99      $  5.56      $  6.01
                                                              ======================================================
Total return(%).............................................     (10.51)(b)     45.10(c)     (6.86)(c)   (39.58)(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $ 2,749        $2,015      $ 1,393      $   692
Ratio of expenses to average net assets(d)
  With expense reimbursement(%).............................       2.16(e)       2.39         2.77         2.11
  Without expense reimbursement(%)..........................       3.96(e)       4.03         6.15        10.17
Ratio of net investment income to average net
  assets(%)(a)..............................................        .88(e)        .31          .53          .63
Portfolio turnover rate(%)..................................         47            24           86            1

--------------------------------------------------------------------------------------------------------------------
                                                              for the six
                                                              months ended
                                                                June 30,
                          CLASS B                             (unaudited)       for the year ended December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                  2000          1999         1998         1997
SELECTED PER SHARE DATA                                       ------------------------------------------------------
Net asset value, beginning of period........................    $  7.91        $ 5.53      $  5.99      $ 10.00
                                                              ------------------------------------------------------
  (Loss) income from investment operations
  Net investment loss(a)....................................         --          (.03)        (.01)          --
  Net (loss) gain on securities (both realized and
    unrealized).............................................       (.86)         2.44         (.44)       (4.00)
                                                              ------------------------------------------------------
  Total from investment operations..........................       (.86)         2.41         (.45)       (4.00)
                                                              ------------------------------------------------------
  Less distributions
  Dividends in excess of net investment income..............         --            --          .01          .01
  Distributions from capital gain...........................         --           .03           --           --
                                                              ------------------------------------------------------
    Total distributions.....................................         --           .03          .01          .01
                                                              ------------------------------------------------------
Net asset value, end of period..............................    $  7.05        $ 7.91      $  5.53      $  5.99
                                                              ======================================================
Total return(%).............................................     (10.87)(b)     43.64(c)     (7.48)(c)   (39.96)(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $ 3,251        $3,763      $ 2,197      $   929
Ratio of expenses to average net assets(d)
  With expense reimbursement(%).............................       3.00(e)       3.17         3.65         2.86
  Without expense reimbursement(%)..........................       4.80(e)       4.81         7.03        10.92
Ratio of net investment income (loss) to average net
  assets(%)(a)..............................................        .03(e)       (.46)        (.35)        (.12)
Portfolio turnover rate(%)..................................         47            24           86            1

    The accompanying notes are an integral part of the financial statements.

8

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FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------
                                                              for the six
                                                              months ended
                                                                June 30,
                          CLASS C                             (unaudited)       for the year ended December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                  2000          1999         1998         1997
SELECTED PER SHARE DATA                                       ------------------------------------------------------
Net asset value, beginning of period........................     $ 7.94        $ 5.54      $  5.99      $ 10.00
                                                              ------------------------------------------------------
  (Loss) income from investment operations
  Net investment loss(a)....................................         --          (.03)        (.01)          --
  Net (loss) gain on securities (both realized and
    unrealized).............................................       (.86)         2.46         (.43)       (3.99)
                                                              ------------------------------------------------------
  Total from investment operations..........................       (.86)         2.43         (.44)       (3.99)
                                                              ------------------------------------------------------
  Less distributions
  Dividends in excess of net investment income..............         --            --          .01          .02
  Distributions from capital gain...........................         --           .03           --           --
                                                              ------------------------------------------------------
    Total distributions.....................................         --           .03          .01          .02
                                                              ------------------------------------------------------
Net asset value, end of period..............................     $ 7.08        $ 7.94      $  5.54      $  5.99
                                                              ======================================================
Total return(%).............................................     (10.83)(b)     43.92(c)     (7.37)(c)   (39.94)(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $2,301        $3,031      $ 1,855      $   764
Ratio of expenses to average net assets(d)
  With expense reimbursement(%).............................       2.93(e)       3.09         3.54         2.74
  Without expense reimbursement(%)..........................       4.73(e)       4.73         6.92        10.80
Ratio of net investment income (loss) to average net
  assets(%)(a)..............................................        .10(e)       (.38)        (.24)          --
Portfolio turnover rate(%)..................................         47            24           86            1

--------------------------------------------------------------------------------------------------
                                                              for the six      for the period
                                                              months ended      July 1, 1999
                                                                June 30,       (commencement)
                       ADVISOR CLASS                          (unaudited)      to December 31,
--------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                           2000              1999
                                                              ------------------------------------
Net asset value, beginning of period........................     $ 7.97            $ 7.76
                                                              ------------------------------------
  (Loss) income from investment operations
  Net investment income(a)..................................        .05               .02
  Net (loss) gain on securities (both realized and
    unrealized).............................................       (.95)              .30
                                                              ------------------------------------
  Total from investment operations..........................       (.90)              .32
                                                              ------------------------------------
  Less distributions
  Dividends in excess of net investment income..............         --               .05
  Distributions from capital gain...........................         --               .06
                                                              ------------------------------------
    Total distributions.....................................         --               .11
                                                              ------------------------------------
Net asset value, end of period..............................     $ 7.07            $ 7.97
                                                              ====================================
Total return(%)(b)..........................................     (11.29)             4.14

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $    2            $  136
Ratio of expenses to average net assets(d)
  With expense reimbursement(%)(e)..........................       1.80              2.02
  Without expense reimbursement(%)(e).......................       3.60              3.66
Ratio of net investment income to average net
  assets(%)(a)(e)...........................................       1.24               .69
Portfolio turnover rate(%)..................................         47                24

(a) Net investment income (loss) is net of expenses reimbursed by Manager.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c) Total return does not reflect a sales charge.
(d) From 1997 through April 1999, total expenses include fees paid indirectly, if any, through an offset arrangement.
(e) Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                               9

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Ivy Asia Pacific Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange on which the security is traded most extensively. If there were no sales on the exchange on which the security is traded most extensively and the security is traded on more than one exchange, or on one or more exchanges in the over-the-counter market, the exchange reflecting the last quoted sale will be used. Otherwise, the security is valued at the calculated mean between the last bid and asked price on the exchange on which the security is traded most extensively. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities, or on the basis of dealer quotes. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of June 30, 2000, there were no Board valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Corporate actions on foreign securities, including dividends, are recorded on the ex-dividend date. If such information is not available on the ex-dividend date, corporate actions are recorded as soon as reliable information is available from the Fund's sources. Realized gains and losses from security transactions are calculated on an identified cost basis.

FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

The Fund has a net tax-basis capital loss carryover of approximately $1,804,000 as of December 31, 1999 which may be applied against any realized net taxable gain of each succeeding fiscal year until fully utilized or until the expiration date, whichever occurs first. The carryover expires in 2006.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and capital gain, if any, are declared in December.

FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction. Exchange gains or losses from currency translation of other assets and liabilities, if significant, are reported as a separate component of Net realized and unrealized gain (loss) on investment transactions.

For foreign securities, the Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

For tax reporting purposes, Code Section 988 provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

DEFERRED ORGANIZATION EXPENSES -- Expenses incurred prior to the effectiveness of Statement of Position 98-5, "Reporting on the Costs of Start-up Activities", by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

RECLASSIFICATIONS -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations

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10

which may differ from generally accepted accounting principles. These differences primarily relate to foreign denominated securities, certain securities sold at a loss, and non-deductible organization expenses. As a result, Net investment income and Net realized gain on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

Ivy Management, Inc. ("IMI") is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding 12b-1 fees and certain other expenses) to an annual rate of 1.95% of the Fund's average net assets.

Mackenzie Investment Management Inc. ("MIMI"), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the six months ended June 30, 2000, the net amount of underwriting discount retained by IMDI was $1,414.
Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Advisor Class. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $3,223, $17,206, and $12,961 for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays IMSC a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $3,306, $6,006, $3,638 and $86, for Class A, Class B, Class C and Advisor Class, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. CONCENTRATION OF CREDIT RISK

The Fund primarily invests in equity securities of companies in the Asia-Pacific region. Therefore, the Fund is more susceptible to factors adversely affecting securities within the Asia-Pacific region than is an equity fund that is not concentrated in such securities to the same extent.

5. FUND SHARE TRANSACTIONS

Fund share transactions for Class A, Class B, Class C and Advisor Class were as follows:

                            SIX MONTHS ENDED
                             JUNE 30, 2000              YEAR ENDED
                              (UNAUDITED)           DECEMBER 31, 1999
------------------------------------------------------------------------
CLASS A                   SHARES      AMOUNT       SHARES      AMOUNT
------------------------------------------------------------------------
Sold...................   181,195   $ 1,383,924    760,594   $ 4,417,001
Issued on reinvestment
 of distributions......        --            --      1,754        13,679
Repurchased............   (48,875)     (368,031)  (760,739)   (4,538,660)
                         --------   -----------   --------   -----------
Net increase/
 (decrease)............   132,320   $ 1,015,893      1,609   $  (107,980)
                         ========   ===========   ========   ===========

                            SIX MONTHS ENDED
                             JUNE 30, 2000              YEAR ENDED
                              (UNAUDITED)           DECEMBER 31, 1999
------------------------------------------------------------------------
CLASS B                   SHARES      AMOUNT       SHARES      AMOUNT
------------------------------------------------------------------------
Sold...................    59,529   $   442,652    189,550   $ 1,317,798
Issued on reinvestment
 of distributions......        --            --      1,107         8,546
Repurchased............   (73,954)     (540,208)  (112,554)     (796,742)
                         --------   -----------   --------   -----------
Net (decrease)/
 increase..............   (14,425)  $   (97,556)    78,103   $   529,602
                         ========   ===========   ========   ===========

                            SIX MONTHS ENDED
                             JUNE 30, 2000              YEAR ENDED
                              (UNAUDITED)           DECEMBER 31, 1999
------------------------------------------------------------------------
CLASS C                   SHARES      AMOUNT       SHARES      AMOUNT
------------------------------------------------------------------------
Sold...................    41,906   $   300,921    165,089   $ 1,098,147
Issued on reinvestment
 of distributions......        --            --      1,207         9,364
Repurchased............   (98,550)     (720,934)  (119,605)     (826,304)
                         --------   -----------   --------   -----------
Net (decrease)/
 increase..............   (56,644)  $  (420,013)    46,691   $   281,207
                         ========   ===========   ========   ===========

                            SIX MONTHS ENDED
                             JUNE 30, 2000              YEAR ENDED
                              (UNAUDITED)           DECEMBER 31, 1999
------------------------------------------------------------------------
ADVISOR CLASS             SHARES      AMOUNT       SHARES      AMOUNT
------------------------------------------------------------------------
Sold...................    34,944   $   257,152     78,562   $   577,741
Issued on reinvestment
 of distributions......        --            --        222         1,725
Repurchased............   (51,760)     (373,776)   (61,724)     (457,460)
                         --------   -----------   --------   -----------
Net
 (decrease)/increase...   (16,816)  $  (116,624)    17,060   $   122,006
                         ========   ===========   ========   ===========

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

03IAPF063000

[IVY FUNDS LOGO]

ANNUAL REPORT

This report and financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

IVY MANAGEMENT, INC.
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida 33422-6139
800.456.5111

DECEMBER 31, 1999

BOARD OF TRUSTEES

John S. Anderegg, Jr.
James W. Broadfoot
Paul H. Broyhill
Keith J. Carlson
Stanley Channick
Dianne Lister
Roy J. Glauber
Joseph G. Rosenthal
Richard Silverman
J. Brendan Swan
Edward M. Tighe

OFFICERS

Keith J. Carlson, Chairman
James W. Broadfoot, President
C. William Ferris, Secretary/Treasurer

LEGAL COUNSEL

Dechert Price & Rhoads
Boston, Massachusetts

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, Massachusetts

TRANSFER AGENT
Ivy Mackenzie Services Corp.
PO Box 3022
Boca Raton, Florida 33431-0922
800.777.6472

AUDITORS

PricewaterhouseCoopers LLP
Ft. Lauderdale, Florida

DISTRIBUTOR
Ivy Mackenzie Distributors, Inc.
Via Mizner Financial Plaza
700 South Federal Highway, Suite 300
Boca Raton, Florida 33432-6139
800.456.5111

[MACKENZIE LOGO]

                             IVY CHINA REGION FUND

OVERVIEW

The Ivy China Region Fund invests in equity securities of companies and countries that are expected to benefit from the economic development and growth of the China region. The majority of the Fund's holdings are invested in Hong Kong, Taiwan, South Korea, and mainland China.

     For the 12-month period ending December 31, 1999, the Ivy China Region Fund returned 46.72% compared to its benchmark index, the Hang Seng Index, which returned 68.80%. (For the Fund's total return with sales charge and performance commentary, please refer to page 3.) We believe that the Fund's underperformance is partly due to its exposure to Chinese stocks, which returned just 16.83% over the same period. Another factor that we believe contributed to the Fund's lagging performance was its above-average cash position in the final quarter of 1999. The Fund's management team maintained this cash reserve as insurance against Y2K-related liquidity constraints, and so that the Fund could take advantage of any Y2K-related sell-off. However, the sell-off did not materialize and the Hang Seng Index pushed to new heights only to end the year at 16962.1.

MARKET COMMENTARY

Equity markets in the China region performed well in 1999, as the region recovered from much of the turmoil of the previous two years. We believe the Hong Kong and Korean markets, representing 58% and 8% of the Ivy China Region Fund assets at year-end, respectively, exceeded precrisis peaks fueled by investors' expectations of economic recovery in the region. Chinese equities, which represent 10% of the Fund, did not perform as well, in our view, primarily as a result of investor concern over the potential for a devaluation of the Chinese currency.

     Recently, there has been great debate among analysts and economists over whether China will devalue its currency, the renminbi. While many market participants believe that a devaluation of the renminbi in 2000 is likely, we believe that currently it seems less probable. If devaluation of the Chinese currency occurs, its impact, in our view, will be mixed, with some sectors benefiting and others suffering. We believe a more important issue for China and Hong Kong is the continued effort to reform state-owned enterprises. Recently, the Chinese government showed its strong commitment to deepening and broadening economic reforms in the financial sector and in state-owned companies. We believe this should be positive for investments in the region.

     While exports from the region appear to have been largely responsible

[IVY LEAF LOGO]

--------------------------------------------------------------------------------
IVY CHINA REGION FUND
--------------------------------------------------------------------------------
2

for accelerating growth in 1999, our research shows domestic consumption remains quite weak. We believe weak consumer demand remains the major concern in mainland China, as our analysis shows private consumption accounts for 46% of gross domestic product. We believe that decelerating retail sales' gains, falling from over 10% in 1997 down to 6% at the end of 1999, have raised concerns by economists that China may be losing steam.

      "We believe that the recent agreement with the United States, which paves the way for China to join the World Trade Organization (WTO), has significant implications for future growth in the region."

TOURISM BENEFITS HONG KONG.

In Hong Kong, our research indicates that consumer demand has recovered somewhat from the depths of the crisis due to the "feel good factor" of rising stock prices. However, we expect it will be sometime before local demand reaches precrisis levels. We expect that strong growth in tourist arrivals from Japan, Korea, and mainland China may provide a boost to Hong Kong's service-oriented economy in 2000, further stimulating consumer demand and benefiting the economy, as our research shows that consumer services represent 70% of Hong Kong's gross domestic product.

     The Fund's largest weighting continues to be Hong Kong, where the market, as measured by the Hang Seng Index, gained 68.80% in 1999. In our view, the Hong Kong market provides the best access for investors to secular growth in mainland China. Many of the infrastructure, manufacturing, consumer goods, and financial services companies, which we believe are direct beneficiaries of the economic growth throughout the China region, are domiciled in Hong Kong and are characterized by seasoned management teams with excellent ties to the mainland. We expect this level of integration may increase going forward with the deepening of state-owned enterprise reform in mainland China. If privatization on the mainland takes hold, the Hong Kong stock market should play a more important role in providing the much-needed capital resources for restructuring.

KOREAN MARKET REBOUNDS.

While the strength of the recovery in Korea has certainly been impressive, we have adopted a somewhat cautious view of the market. In our view, the Korean economy has roared back from the crisis and could be in danger of overheating. We believe that an interest-rate hike is likely in 2000 and could well jeopardize the cleanup of the banking system. Strong economic growth and a sharp increase in earnings may also be leading to complacency among corporations in Korea, which has the potential to endanger much-needed restructuring.

LOOKING AHEAD.

We believe that the long-term secular trend in the China region will continue to be upward, largely sustained by growth in demand from the mainland. We believe that the recent agreement with the United States, which paves the way for China to join the World Trade Organization (WTO), has significant implications for future growth in the region. We believe the agreement highlights the Chinese government's commitment to accelerating reforms and reducing the role of the state-owned sector in the economy. In our opinion, privatization of state-owned assets could attract significant foreign direct investment and increase the market's profile within the international investment community. Although there may be short-term dislocations in the Chinese economy, particularly as an increase in imports may threaten some of China's domestic manufacturers, the net effect of China's membership in the WTO should be extremely positive for China over the next decade.

PERFORMANCE COMPARISON OF THE FUND SINCE
INCEPTION (10/93) OF A $10,000 INVESTMENT


                                    [CHART]

IVY CHINA REGION FUND
PERFORMANCE COMMENTARY

In 1999, the Ivy China Region Fund returned 46.72% compared to its benchmark, the Hang Seng Index, which returned 68.80%. In our view, the Fund's exposure to Chinese stocks, which returned just 16.83% over the period, and an above-average cash position in the final quarter of 1999 contributed to the Fund's underperformance versus its benchmark. The sell-off we expected in December was postponed into the first week of 2000. Early in the year, we plan to take advantage of some attractive valuations--putting the Fund's cash to work.

The Lipper Average China Region Fund represents the performance of the average China fund as measured by Lipper Inc. It is not possible to invest in a benchmark. The Hang Seng Index is an unmanaged index of stocks which assumes reinvestment of dividends and, unlike Fund returns, does not reflect any fees or expenses. It is not possible to invest in an index.

Performance is calculated for Class A shares of the Fund unless otherwise noted. The performance of all other share classes will vary relative to that of Class A shares based on differences in their respective sales loads and fees.


                                                   Class A(1)               Class B(2) & C(3)                Advisor Class(4)
 IVY CHINA REGION FUND                            w/        w/o          w/                  w/o              w/        w/o
 AVERAGE ANNUAL TOTAL RETURN                     Reimb.    Reimb.       Reimb.               Reimb.          Reimb.    Reimb.
 FOR PERIODS ENDING
 DECEMBER 31, 1999                                                   w/        w/o        w/        w/o
                                                                    CDSC      CDSC       CDSC      CDSC

                                                                     B:        B:        B:        B:
                                                                    40.33%    45.33%    39.38%    44.38%

 1 year                                                              C:        C:        C:        C:
                                                38.28%    37.38%    44.41%    45.41%    43.27%    44.27%     46.29%    45.91%

                                                                     B:        B:        B:        B:
                                                                     1.02%     1.40%      .56%      .94%
 5 year                                                              C:        C:        C:        C:
                                                  .97%      .50%     n/a       n/a       n/a       n/a        n/a       n/a

                                                                     B:         B:        B:       B:
                                                                   (1.29)%   (1.29)%   (1.74)%   (1.74)%
 Since Inception(5)                                                  C:         C:        C:       C:
                                                (1.48)%   (1.95)%   (.71)%    (.71)%   (1.21)%   (1.21)%     9.01%     8.59%

(1)      Class A performance figures include the maximum sales charge of 5.75%.
(2) Class B performance figures are calculated with and without the applicable Contingent Deferred Sales Charge (CDSC), up to a maximum of 5.00%.
(3) Class C performance figures are calculated with and without the applicable CDSC,up to a maximum of 1.00%.
(4) Advisor Class shares are not subject to an initial sales charge or a CDSC.
(5) Class A and Class B commenced operations October 22, 1993; Class C commenced operations April 30, 1996; Advisor Class commenced operations February 10, 1998.

Total returns were higher due to reimbursement of certain Fund expenses. See Financial Highlights.

All charts and tables reflect past results and assume reinvestment of dividends and capital gain distributions. Future results will, of course, be different. The investment return and principal value of Ivy China Region Fund will fluctuate and at redemption shares may be worth more or less than the amount of the original investment.

    [IVY LEAF LOGO]
--------------------------------------------------------------------------------
    IVY CHINA REGION FUND
--------------------------------------------------------------------------------

4

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999

--------------------------------------------------------------
     EQUITY SECURITIES -- 86.90%        SHARES        VALUE
--------------------------------------------------------------
CHINA -- 9.84%
------------------------------------
Anhui Expressway Co. Ltd. ...........  2,744,000   $   257,685
First Tractor Company Limited -- H
  Shares.............................  1,362,000       192,731
Guangdong Kelon Electrical Holdings
  Co. Ltd. -- H Shares...............    266,000       201,890
Hainan Airlines Co., Ltd.(a).........    350,000       108,500
Huaneng Power International, Inc. ...    200,000        47,597
Inner Mongolia Erdos Cashmere
  Products Co. Ltd. 'B'..............    681,000       153,906
Qingling Motors Company -- H
  Shares.............................  1,900,000       229,754
Shanghai Dazhong Taxi Company --
  Class B............................    639,000       209,592
Shanghai Diesel Engine Co.
  Ltd. -- Class B....................    648,000       120,528
Shanghai Posts & Telecommunications
  Equipment Co. Ltd. -- Class B......    817,440       150,409
Shanghai Worldbest Co., Ltd. ........    432,000        84,672
Shenzhen Konka Electronics Group Ltd.
  Class B............................    312,000       236,804
Zhejiang Southeast Electric Power
  Co., Ltd. -- Class B...............    289,393        69,454
Zhenhai Refining and Chemical Company
  Ltd. ..............................    200,000        35,505
                                                   -----------
                                                     2,099,027
                                                   -----------
HONG KONG -- 58.40%
------------------------------------
Asia Satellite Telecommunications
  Holdings Ltd. .....................      4,000       140,000
Asia Satellite Telecommunications
  Holdings Ltd. ADR..................    100,000       315,815
Cathay Pacific Airways...............    230,000       409,788
CDL Hotels International Ltd.........    440,000       175,467
Cheung Kong Holdings Ltd. ...........    100,000     1,270,337
Cheung Kong Infrastructure
  Holdings...........................    111,000       214,188
China Hong Kong Photo Products
  Holdings, Ltd. ....................  2,600,000       334,468
China Southern Airlines Company
  Limited(a).........................  1,458,000       318,851
Citic Pacific Ltd. ..................    150,000       564,415
CLP Holdings Ltd. ...................     30,000       138,161
Cosco Pacific Limited................    326,000       270,495
Dao Heng Bank Group Ltd. ............     66,000       340,463
Founder Hong Kong Ltd. ..............    167,600       204,823
Giordano International Ltd. .........    404,000       415,770
Gold Peak Industries (Holdings)
  Limited............................    983,000       207,386
Guangdong Tannery Ltd. ..............     39,950         1,233
Hang Seng Bank.......................     20,900       238,614
Hong Kong & China Gas Company
  Ltd. ..............................    171,072       234,374
Hong Kong Electric Holdings Ltd. ....    120,000       375,119
Hong Kong Land Holdings Ltd. ........    289,000       427,720
Hong Kong Telecommunications Ltd. ...    124,000       358,113
HSBC Holdings plc....................     75,600     1,060,059
i-CABLE Communications Limited(a)....        172           233
Jardine International Motor Holdings
  Ltd. ..............................    524,000       262,892
Jardine Strategic Holdings Ltd. .....    190,250       378,598
JCG Holdings Ltd. ...................    188,000       105,808
Lamex Holdings Ltd. .................    780,000        18,563
Li & Fung Ltd. ......................    199,600       500,699
New World Development Company Ltd. ..    196,535       442,445
New World Infrastructure Ltd. .......    200,133       256,167
Orient Overseas International
  Ltd. ..............................  1,218,000       473,974
Siu-Fung Ceramics Holdings, Ltd......  1,110,327        17,997
Sun Hung Kai Properties Ltd. ........     44,800       466,815

--------------------------------------------------------------
--------------------------------------------------------------
          EQUITY SECURITIES             SHARES        VALUE
Swire Pacific Ltd. ..................     39,500   $   233,234
Tingyi (Cayman Island) Holding
  Co.(a).............................  1,494,000       105,705
Union Bank of Hong Kong Ltd. ........    130,249       108,911
VTech Holdings Limited...............    108,000       351,501
Wharf Holdings Ltd. .................     69,000       160,217
Wing Hang Bank Limited...............    131,000       448,265
Yue Yuen Industrial Holdings.........     47,200       112,937
                                                   -----------
                                                    12,460,620
                                                   -----------
MALAYSIA -- 0.09%
------------------------------------
Leader Universal Holdings -- Class
  A..................................     61,666        19,798
                                                   -----------
SINGAPORE -- 2.76%
------------------------------------
Clipsal Industries Limited...........    114,816       126,807
Elec & Eltek International Co.
  Ltd. ..............................    142,500       461,700
                                                   -----------
                                                       588,507
                                                   -----------
SOUTH KOREA -- 7.93%
------------------------------------
Hyundai Motor Company Ltd. ..........     14,181       225,334
Pohang Iron & Steel Company Ltd. ....      2,000       233,934
Samsung Electronics Co., Ltd. .......      3,564       836,886
Samsung Electronics Co., Ltd. 144A
  Sponsored GDR......................        640        50,880
Samsung Electronics Co., Ltd. 144A
  Sponsored GDR, Registered S, N/V...        430        52,568
Shinhan Bank.........................     26,840       291,430
                                                   -----------
                                                     1,691,032
                                                   -----------
TAIWAN -- 7.88%
------------------------------------
Acer Incorporation(a)................    166,390       501,558
Compal Electronics Inc. .............     76,076       256,013
Far Eastern Department Stores
  Ltd. ..............................    274,854       119,235
Hon Hai Precision Industry Co.,
  Ltd.(a)............................     49,000       365,742
Taiwan Semiconductor Manufacturing
  Company(a).........................     82,300       438,408
                                                   -----------
                                                     1,680,956
                                                   -----------
TOTAL INVESTMENTS -- 86.90%
  (Cost -- $15,968,670)
    (Cost on Federal income tax
      basis -- $16,482,806)..........               18,539,940
OTHER ASSETS, LESS LIABILITIES -- 13.10%             2,795,673
                                                   -----------
NET ASSETS -- 100%...................              $21,335,613
                                                   ===========
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
N/V -- Non voting security
(a) Non-income producing security
OTHER INFORMATION:
At December 31, 1999, net unrealized appreciation based on
cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation...............   $ 5,726,709
    Gross unrealized depreciation...............    (3,155,439)
                                                   -----------
        Net unrealized appreciation for
financial statement purposes....................     2,571,270
    Less: tax basis adjustments.................      (514,136)
                                                   -----------
        Net unrealized appreciation for Federal
          income tax purposes...................   $ 2,057,134
                                                   ===========
Purchases and sales of securities other than short-term
obligations aggregated $3,966,467 and $7,433,894,
respectively, for the period ended December 31, 1999.

                     The accompanying notes are an integral
                       part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               5

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS
Investments, at value (identified cost -- $15,968,670)......  $18,539,940
Cash........................................................    2,825,556
Receivables
  Fund shares sold..........................................       12,549
  Dividends and interest....................................       10,824
  Manager for expense reimbursement.........................        9,694
Other assets................................................        6,177
                                                              -----------
  Total assets..............................................   21,404,740
                                                              -----------
LIABILITIES
Payables
  Fund shares repurchased...................................        9,611
  Management fee............................................       17,926
  12b-1 service and distribution fees.......................        9,675
  Other payables to related parties.........................       13,114
Accrued expenses............................................       18,801
                                                              -----------
  Total liabilities.........................................       69,127
                                                              -----------
NET ASSETS..................................................  $21,335,613
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($12,737,758/1,392,718 shares outstanding)................  $      9.15
                                                              ===========
Maximum offering price per share ($9.15 x 100/94.25)*.......  $      9.71
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($7,508,480/830,867 shares outstanding).............  $      9.04
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($776,327/85,577 shares outstanding)................  $      9.07
                                                              ===========
ADVISOR CLASS
Net asset value, offering price and redemption price per
  share ($313,048/34,649 shares outstanding)................  $      9.03
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $25,549,290
  Accumulated net investment loss on investments and foreign
    currency transactions...................................   (6,784,955)
  Net unrealized appreciation on investments and foreign
    currency transactions...................................    2,571,278
                                                              -----------
NET ASSETS..................................................  $21,335,613
                                                              ===========

  *    On sales of more than $50,000 the offering price is reduced.
 **    Subject to a maximum deferred sales charge of 5%.
***    Subject to a maximum deferred sales charge of 1%.

    The accompanying notes are an integral part of the financial statements.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY CHINA REGION FUND
--------------------------------------------------------------------------------

6

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME
  Dividends.................................................             $  541,497
  Interest..................................................                 72,738
                                                                         ----------
                                                                            614,235
                                                                         ----------
EXPENSES
  Management fee............................................  $191,792
  Transfer agent............................................    98,352
  Administrative services fee...............................    19,179
  Custodian fees............................................    54,365
  Blue Sky fees.............................................    23,816
  Auditing and accounting fees..............................    22,619
  Shareholder reports.......................................    16,136
  Fund accounting...........................................    36,086
  Trustees' fees............................................     9,240
  12b-1 service and distribution fees.......................   104,517
  Legal.....................................................    26,936
  Other.....................................................     1,545
                                                                         ----------
                                                                            604,583
  Expenses reimbursed by Manager............................               (125,910)
                                                                         ----------
      Net expenses..........................................                478,673
                                                                         ----------
NET INVESTMENT INCOME.......................................                135,562
                                                                         ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investments and foreign currency
    transactions............................................                924,189
  Net change in unrealized depreciation on investments and
    foreign currency transactions...........................              6,328,151
                                                                         ----------
      Net gain on investment transactions...................              7,252,340
                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........             $7,387,902
                                                                         ==========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               7

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE YEARS ENDED
                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                  1999           1998
                                                              ---------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................  $   135,562    $   242,809
  Net realized gain (loss) on investments and foreign
    currency transactions...................................      924,189     (5,197,689)
  Net change in unrealized depreciation on investments and
    foreign currency transactions...........................    6,328,151      1,012,350
                                                              -----------    -----------
      Net increase (decrease) resulting from operations.....    7,387,902     (3,942,530)
                                                              -----------    -----------
Class A distributions
  Dividends from net investment income......................     (116,226)      (124,272)
  Distributions from capital gains..........................       (9,904)            --
                                                              -----------    -----------
      Total distributions to Class A shareholders...........     (126,130)      (124,272)
                                                              -----------    -----------
Class B distributions
  Dividends from net investment income......................      (17,335)       (44,037)
  Distributions from capital gains..........................       (6,000)            --
                                                              -----------    -----------
      Total distributions to Class B shareholders...........      (23,335)       (44,037)
                                                              -----------    -----------
Class C distributions
  Dividends from net investment income......................         (944)        (2,395)
  Distributions from capital gains..........................         (623)            --
                                                              -----------    -----------
      Total distributions to Class C shareholders...........       (1,567)        (2,395)
                                                              -----------    -----------
Advisor Class distributions
  Dividends from net investment income......................       (4,321)          (121)
  Distributions from capital gains..........................         (236)            --
                                                              -----------    -----------
      Total distributions to Advisor Class shareholders.....       (4,557)          (121)
                                                              -----------    -----------
Fund share transactions (Note 5)
  Class A...................................................     (759,913)      (616,533)
  Class B...................................................   (1,087,549)       (87,455)
  Class C...................................................     (217,633)      (382,691)
  Advisor Class.............................................      313,989         12,424
                                                              -----------    -----------
      Net decrease resulting from Fund share transactions...   (1,751,106)    (1,074,255)
                                                              -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    5,481,207     (5,187,610)
NET ASSETS
  Beginning of period.......................................   15,854,406     21,042,016
                                                              -----------    -----------
  END OF PERIOD.............................................  $21,335,613    $15,854,406
                                                              ===========    ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $        --    $     3,264
                                                              ===========    ===========

    The accompanying notes are an integral part of the financial statements.

[IVY LEAF LOGO]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
8

                          CLASS A                                       for the year ended December 31,
------------------------------------------------------------------------------------------------------------------
                                                                1999      1998      1997      1996      1995
SELECTED PER SHARE DATA                                       ----------------------------------------------------
Net asset value, beginning of period........................  $  6.30    $  8.04   $ 10.30   $  8.58   $  8.61
                                                              ----------------------------------------------------
  Income (loss) from investment operations
  Net investment income(a)..................................      .08        .13       .02(b)     .03      .14
  Net gains or losses on securities (both realized and
    unrealized).............................................     2.86      (1.78)    (2.28)(b)    1.74    (.01)
                                                              ----------------------------------------------------
  Total from investment operations..........................     2.94      (1.65)    (2.26)     1.77       .13
                                                              ----------------------------------------------------
  Less distributions
  Dividends
    From net investment income..............................      .08        .09        --       .03       .14
    In excess of net investment income......................       --         --        --       .02        --
  Distributions
    From capital gains......................................      .01         --        --        --        --
    In excess of capital gains..............................       --         --        --        --       .02
                                                              ----------------------------------------------------
    Total distributions.....................................      .09        .09        --       .05       .16
                                                              ----------------------------------------------------
Net asset value, end of period..............................  $  9.15    $  6.30   $  8.04   $ 10.30   $  8.58
                                                              ----------------------------------------------------
                                                              ----------------------------------------------------
Total return (%)(c).........................................    46.72     (20.56)   (21.94)    20.50      1.59
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................  $12,738    $ 9,061   $12,020   $15,290   $12,855
Ratio of expenses to average net assets(d)
  With expense reimbursement (%)............................     2.19       2.30      2.44      2.20      2.20
  Without expense reimbursement (%).........................     2.84       2.86      2.51      2.48      2.73
Ratio of net investment income to average net assets
  (%)(a)....................................................     1.01       1.60       .28       .32      1.61
Portfolio turnover rate (%).................................       23         56        20        22        25

--------------------------------------------------------------------------------

                          CLASS B                                       for the year ended December 31,
------------------------------------------------------------------------------------------------------------------
                                                                1999      1998      1997      1996      1995
SELECTED PER SHARE DATA                                       ----------------------------------------------------
Net asset value, beginning of period........................  $  6.24    $  7.96   $ 10.28   $  8.58   $  8.61
                                                              ----------------------------------------------------
  Income (loss) from investment operations
  Net investment income (loss)(a)...........................      .02        .05      (.04)(b)    (.04)     .08
  Net gains or losses on securities (both realized and
    unrealized).............................................     2.81      (1.73)    (2.28)(b)    1.74    (.02)
                                                              ----------------------------------------------------
  Total from investment operations..........................     2.83      (1.68)    (2.32)     1.70       .06
                                                              ----------------------------------------------------
  Less distributions
  Dividends
    From net investment income..............................      .02        .04        --        --       .08
    In excess of net investment income......................       --         --        --        --       .01
  Distributions from capital gains..........................      .01         --        --        --        --
                                                              ----------------------------------------------------
    Total distributions.....................................      .03        .04        --        --       .09
                                                              ----------------------------------------------------
Net asset value, end of period..............................  $  9.04    $  6.24   $  7.96   $ 10.28   $  8.58
                                                              ----------------------------------------------------
                                                              ----------------------------------------------------
Total return (%)(c).........................................    45.33     (21.04)   (22.57)    19.67       .83
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................  $ 7,508    $ 6,080   $ 7,893   $ 8,995   $ 6,905
Ratio of expenses to average net assets(d)
  With expense reimbursement (%)............................     2.97       3.08      3.17      2.95      2.95
  Without expense reimbursement (%).........................     3.62       3.64      3.24      3.23      3.48
Ratio of net investment income (loss) to average net assets
  (%)(a)....................................................      .24        .82      (.45)     (.43)      .86
Portfolio turnover rate (%).................................       23         56        20        22        25

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                               9

                                                                                                  for the period
                                                                                                  April 30, 1996
                                                                                                  (commencement)
                          CLASS C                              for the year ended December 31,    to December 31,
---------------------------------------------------------------------------------------------------------------------
                                                                1999         1998        1997          1996
SELECTED PER SHARE DATA                                       -------------------------------------------------------
Net asset value, beginning of period........................   $  6.25     $  7.94     $ 10.24        $  9.44
                                                              ----------------------------------------------------
  Income (loss) from investment operations
  Net investment income (loss)(a)...........................       .02         .08        (.03)(b)          --
  Net gains or losses on securities (both realized and
    unrealized).............................................      2.82       (1.75)      (2.27)(b)         .89
                                                              ----------------------------------------------------
  Total from investment operations..........................      2.84       (1.67)      (2.30)           .89
                                                              ----------------------------------------------------
  Less distributions
  Dividends
    From net investment income..............................       .01         .02          --             --
    In excess of net investment income......................        --          --          --            .09
  Distributions from capital gains..........................       .01          --          --             --
                                                              ----------------------------------------------------
    Total distributions.....................................       .02         .02          --            .09
                                                              ----------------------------------------------------
Net asset value, end of period..............................   $  9.07     $  6.25     $  7.94        $ 10.24
                                                              ----------------------------------------------------
                                                              ----------------------------------------------------
Total return (%)............................................     45.41(c)   (21.02)(c)  (22.46)(c)        9.39(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................   $   776     $   704     $ 1,129        $   449
Ratio of expenses to average net assets(d)
  With expense reimbursement (%)............................      3.03        2.98        3.05           2.71(f)
  Without expense reimbursement (%).........................      3.68        3.54        3.12           2.99(f)
Ratio of net investment income (loss) to average net assets
  (%)(a)....................................................       .18         .92        (.33)          (.19)(f)
Portfolio turnover rate (%).................................        23          56          20             22

--------------------------------------------------------------------------------

                                                                                for the period
                                                              for the year     February 10, 1998
                                                                  ended         (commencement)
                       ADVISOR CLASS                          December 31,      to December 31,
----------------------------------------------------------------------------------------------------
                                                                  1999               1998
SELECTED PER SHARE DATA                                       --------------------------------------
Net asset value, beginning of period........................     $  6.27            $  7.89
                                                              ----------------------------------
  Income (loss) from investment operations
  Net investment income(a)..................................         .04                .08
  Net gains or losses on securities (both realized and
    unrealized).............................................        2.86              (1.62)
                                                              ----------------------------------
  Total from investment operations..........................        2.90              (1.54)
                                                              ----------------------------------
  Less distributions
  From net investment income................................         .13                .08
  Distributions from capital gains..........................         .01                 --
                                                              ----------------------------------
    Total distributions.....................................         .14                .08
                                                              ----------------------------------
Net asset value, end of period..............................     $  9.03            $  6.27
                                                              ----------------------------------
                                                              ----------------------------------
Total return (%)............................................       46.29(c)          (19.56)(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $   313            $    10
Ratio of expenses to average net assets(d)
  With expense reimbursement (%)............................        1.79               2.92(f)
  Without expense reimbursement (%).........................        2.44               3.48(f)
Ratio of net investment income to average net assets
  (%)(a)....................................................        1.42                .98(f)
Portfolio turnover rate (%).................................          23                 56

(a) Net investment income (loss) is    (b) Based on average shares            (c) Total return does not reflect a
net of expenses reimbursed by          outstanding                            sales charge.
Manager.
(d) From 1995 to 1998, total           (e) Total return represents            (f) Annualized
expenses include fees paid             aggregate total return and does not
indirectly, if any, through an         reflect a sales charge.
expense offset arrangement.

    The accompanying notes are an integral part of the financial statements.

[IVY LEAF LOGO]
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IVY CHINA REGION FUND
--------------------------------------------------------------------------------

10

NOTES TO FINANCIAL STATEMENTS

Ivy China Region Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market, Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange on which the security is traded most extensively. If there were no sales on the exchange the security is traded most extensively and the security is traded on more than one exchange, or on one or more exchanges in the over-the-counter market, the exchange reflecting the last quoted sale will be used. Otherwise, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities, or on the basis of dealer quotes. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of December 31, 1999, there were no Board valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Corporate actions, including dividends are recorded on the ex-dividend date. If such information is not available on the ex-dividend date, corporate actions are recorded as soon as reliable information is available from the Fund's sources. Realized gains and losses from security transactions are calculated on an identified cost basis.

CASH -- The Fund classifies as cash amounts on deposit with the Fund's custodian. These amounts earn interest at variable interest rates. At December 31, 1999, the interest rate was 3.75%.

FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

The Fund has a net tax-basis capital loss carryover of approximately $6,282,000 as of December 31, 1999, which may be applied against any realized net taxable capital gain of each succeeding fiscal year until fully utilized or until the expiration date, whichever occurs first. The carryover expires $264,000 in 2002, $203,000 in 2003, $1,033,000 in 2004, $416,000 in 2005, $4,238,000 in 2006 and
$128,000 in 2007.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and capital gains, if any, are declared in December.

FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction.

For foreign securities, the Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

For tax reporting purposes, Code Section 988 provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

RECLASSIFICATIONS -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to foreign denominated securities and certain securities sold at a loss. As a result, Net investment income and Net realized gain on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              11

of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets. Currently, IMI limits the Fund's total operating expenses (excluding 12b-1 fees and certain other expenses) to an annual rate of 1.95% of its average net assets.

Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.
Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the year ended December 31, 1999, the net amount of underwriting discount retained by IMDI was $3,502.

Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Advisor Class. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $28,776, $68,312 and $7,429, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $57,560, $36,099, $4,363 and $330, for Class A, Class B, Class C and Advisor Class respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.
4. CONCENTRATION OF CREDIT RISK

The Fund primarily invests in equity securities of companies in the China region. Therefore, the Fund is more susceptible to factors adversely affecting securities within the China region than is an equity fund that is not concentrated in such securities to the same extent.

5. FUND SHARE TRANSACTIONS

Fund share transactions for Class A, Class B, Class C, and Advisor Class were as follows:

                              YEAR ENDED                  YEAR ENDED
                           DECEMBER 31, 1999           DECEMBER 31, 1998
----------------------------------------------------------------------------
       CLASS A           SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------------------------------------------
Sold.................   2,892,229   $ 19,961,432    2,287,353   $ 14,147,859
Issued on
 reinvestment of
 distributions.......      12,715        113,544       17,535        109,945
Repurchased..........  (2,949,520)   (20,834,889)  (2,363,014)   (14,874,337)
                       ----------   ------------   ----------   ------------
Net decrease.........     (44,576)  $   (759,913)     (58,126)  $   (616,533)
                       ==========   ============   ==========   ============

                              YEAR ENDED                  YEAR ENDED
                           DECEMBER 31, 1999           DECEMBER 31, 1998
----------------------------------------------------------------------------
       CLASS B           SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------------------------------------------
Sold.................     147,314   $  1,099,716      665,157   $  4,445,368
Issued on
 reinvestment of
 distributions.......       1,988         17,556        5,669         35,150
Repurchased..........    (293,462)    (2,204,821)    (687,061)    (4,567,973)
                       ----------   ------------   ----------   ------------
Net decrease.........    (144,160)  $ (1,087,549)     (16,235)  $    (87,455)
                       ==========   ============   ==========   ============

                              YEAR ENDED                  YEAR ENDED
                           DECEMBER 31, 1999           DECEMBER 31, 1998
----------------------------------------------------------------------------
       CLASS C           SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------------------------------------------
Sold.................      64,217   $    459,612      275,555   $  1,869,126
Issued on
 reinvestment of
 distributions.......         105            930          245          1,523
Repurchased..........     (91,400)      (678,175)    (305,285)    (2,253,340)
                       ----------   ------------   ----------   ------------
Net decrease.........     (27,078)  $   (217,633)     (29,485)  $   (382,691)
                       ==========   ============   ==========   ============

                              YEAR ENDED                  YEAR ENDED
                           DECEMBER 31, 1999           DECEMBER 31, 1998
----------------------------------------------------------------------------
    ADVISOR CLASS        SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------------------------------------------
Sold.................     123,402   $  1,090,855       82,048   $    621,435
Issued on
 reinvestment of
 distributions.......         478          4,224           19            121
Repurchased..........     (90,832)      (781,090)     (80,466)      (609,132)
                       ----------   ------------   ----------   ------------
Net increase.........      33,048   $    313,989        1,601   $     12,424
                       ==========   ============   ==========   ============

[IVY LEAF LOGO]
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IVY CHINA REGION FUND
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12

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
IVY CHINA REGION FUND (THE "FUND"):

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Fund at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
February 4, 2000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              13

SHAREHOLDER MEETING RESULTS
(UNAUDITED)

On September 30, 1999, a special shareholder meeting (the "Meeting") was held at the offices of Mackenzie Investment Management Inc., Boca Raton, Florida, for the following purposes (and with the following results):

PROPOSAL 1: With respect to Ivy Fund, to elect Trustees.

----------------------------------------------------
NOMINEE:                         FOR:      WITHHOLD:
----------------------------------------------------
James W. Broadfoot...........  1,279,406    53,249
Keith J. Carlson.............  1,275,655    57,000
Stanley Channick.............  1,277,732    54,923
Roy J. Glauber...............  1,280,397    52,258
Edward M. Tighe..............  1,277,386    55,268

The other Trustees of Ivy Fund previously elected by shareholders whose term of office continued after the meeting were John S. Anderegg, Jr., Paul H. Broyhill, Frank W. DeFriece, Jr., Joseph G. Rosenthal, Richard N. Silverman and J. Brendan Swan.

PROPOSAL 2: With respect to the Fund, to ratify or reject the action of the Board of Trustees in selecting PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending December 31, 1999.

------------------------------
  FOR:     AGAINST:   ABSTAIN:
------------------------------
1,271,758   31,214     29,683

PROPOSAL 3: With respect to the Fund, to approve or disapprove the revision of certain fundamental investment policies.

3.1 DIVERSIFICATION:

--------------------------------------------
                                 BROKER NON-
  FOR:     AGAINST:   ABSTAIN:     VOTES:*
--------------------------------------------
1,016,865   30,108     55,517      230,165

3.2 BORROWING:

--------------------------------------------
                                 BROKER NON-
  FOR:     AGAINST:   ABSTAIN:     VOTES:*
--------------------------------------------
1,008,809   39,531     54,150      230,165

3.3 SENIOR SECURITIES:

--------------------------------------------
                                 BROKER NON-
  FOR:     AGAINST:   ABSTAIN:     VOTES:*
--------------------------------------------
1,013,577   31,917     56,996      230,165

3.4 UNDERWRITING:

--------------------------------------------
                                 BROKER NON-
  FOR:     AGAINST:   ABSTAIN:     VOTES:*
--------------------------------------------
1,011,615   33,087     57,788      230,165

3.5 REAL ESTATE:

--------------------------------------------
                                 BROKER NON-
  FOR:     AGAINST:   ABSTAIN:     VOTES:*
--------------------------------------------
1,013,456   34,414     54,620      230,165

3.6 COMMODITIES:

--------------------------------------------
                                 BROKER NON-
  FOR:     AGAINST:   ABSTAIN:     VOTES:*
--------------------------------------------
1,005,733   39,279     57,478      230,165

3.7 LOANS:

--------------------------------------------
                                 BROKER NON-
  FOR:     AGAINST:   ABSTAIN:     VOTES:*
--------------------------------------------
1,012,209   32,150     58,131      230,165

3.8 CONCENTRATION:

--------------------------------------------
                                 BROKER NON-
  FOR:     AGAINST:   ABSTAIN:     VOTES:*
--------------------------------------------
1,014,775   32,512     55,203      230,165

3.9 OTHER POLICIES:

--------------------------------------------
                                 BROKER NON-
  FOR:     AGAINST:   ABSTAIN:     VOTES:*
--------------------------------------------
1,008,557   36,368     57,565      230,165

---------------

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner (or other persons entitled to vote) nor has discretionary power to vote on a particular matter.

14

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

02ICRF123199

                                [IVY FUNDS LOGO]


ANNUAL REPORT

This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida 33432-6139
800.456.5111

December 31, 1999


Board of Trustees

John S. Anderegg, Jr.
James W. Broadfoot
Paul H. Broyhill
Keith J. Carlson
Stanley Channick
Dianne Lister
Roy J. Glauber
Joseph G. Rosenthal
Richard Silverman
J. Brendan Swan
Edward M. Tighe

Officers

Keith J. Carlson, Chairman
James W. Broadfoot, President
C. William Ferris, Secretary/Treasurer

Legal Counsel

Dechert Price & Rhoads
Boston, Massachusetts

Custodian

Brown Brothers Harriman & Co.
Boston, Massachusetts

Transfer Agent

Ivy Mackenzie Services Corp.
PO Box 3022
Boca Raton, Florida 33431-0922
800.777.6472

Auditors

PricewaterhouseCoopers LLP
Ft. Lauderdale, Florida

Distributor

Ivy Mackenzie Distributors, Inc.
Via Mizner Financial Plaza
700 South Federal Highway, Suite 300
Boca Raton, Florida 33432-6139
800.456.5111

[MACKENZIE LOGO]

IVY ASIA PACIFIC FUND

Overview

The Ivy Asia Pacific Fund returned 45.10% for the 12-month period ending December 31, 1999,versus the Morgan Stanley Capital International Far East Free (Excluding-Japan) Index, which returned 59.40% for the same time period. (For the Fund's total return with sales charge and performance commentary, please refer to page 3.) After relatively strong performance in the first nine months of the year, the Fund lost substantial ground relative to the Index in the final quarter of the year. We believe this underperformance can largely be attributed to two factors. The first is an above-average cash position, which we maintained as insurance against Y2K-related liquidity constraints and so that we could take advantage of any Y2K-related sell-off. Unfortunately, markets moved sharply in the opposite direction from what we expected, with the anticipated December sell-off postponed into the first week of the new year. The other factor that we believe impacted the Fund's fourth-quarter 1999 performance was underweighting in telecommunications and technology stocks. According to our research, in the final quarter of the year, Asian technology stocks, which are heavily represented in the Taiwan market, were swept up in a global "Internet mania." Telecommunications stocks also moved in tandem with the global technology stock rally. Performance from Asian telecommunications stocks in the fourth quarter was concentrated primarily in three companies, which do not meet the Ivy Asia Pacific Fund's value criteria. The fourth quarter rally in these stocks pushed already record-high valuations even further. Given our view that prices for these stocks have already dramatically overshot even optimistic growth prospects, we continue to approach these sectors with great caution.

         As we move into 2000, and the recovery from the recent economic crisis broadens, we believe the Ivy Asia Pacific Fund should be positioned to benefit from two main themes: an anticipated recovery in consumer demand growth and a resumption in investment and loan growth, as capacity utilization improves. We expect the upward revisions in growth estimates to continue if the recovery gains momentum. We believe that as volumes and pricing power pickup, accelerating economic growth could fuel top-line growth for companies in the region.

Market Commentary

Our research indicates that equity markets in Asia, excluding Japan, performed well in 1999, underpinned by better-than-expected economic recovery from the 1998 financial crisis. We believe that looser monetary conditions and strong demand for exports from developed

2

markets were largely responsible for the snap-back from 1998's depressed levels of economic activity, while domestic demand remained subdued. However, according to our research, we are starting to see signs of a nascent recovery in domestic demand in many economies in the region. Initial reports from Hong
Kong, which has lagged in the regional recovery so far, point to significant year-on-year increases in department store sales since mid-November. We believe that a rebound in consumer confidence is critical to further driving the regional recovery.

         In addition to economic recovery, we expect that corporate restructuring should become a powerful theme in the region. We believe much of the turmoil of the last two years resulted from a sharp cyclical adjustment, which, in turn, revealed some of the excesses of over a decade of considerable growth. Looking forward, we expect higher-quality growth in Asia due to the recent crisis, as we anticipate that structural weaknesses will be corrected and corporations will streamline their operations. The potential for earnings growth driven by restructuring-related gains in Asia could be significant. Longer term, we believe investors in the Asia Pacific (non-Japan) region should benefit from the positive changes taking place.

           "Our research indicates that equity markets in Asia, excluding
                  Japan, performed well in 1999, underpinned by
              better-than-expected economic recovery from the 1998
                               financial crisis."

Outlook for Hong Kong.

The Fund's largest weighting (37% of assets) continues to be Hong Kong, which gained 68% in 1999. We expect the economic recovery, which was somewhat subdued in 1999, will gain strength in 2000. Analysts' estimates for economic growth in 2000, currently around 5%, are undergoing rapid upgrades. We believe consumer demand has recovered somewhat due to the "feel good factor" that resulted from rising stock prices. However, we expect it may be some time before local demand reaches precrisis levels. The strong growth in tourism from Japan, Korea, and mainland China is expected to provide a boost to Hong Kong's service-oriented economy. (Services represent 70% of Hong Kong's gross domestic product.)

         In Singapore, our research shows that strong electronics exports continue to support economic recovery. However, we think that positive fundamentals have largely been reflected in stock prices.

Malaysia making strides.

We continue to be optimistic for the Malaysian market, which should be reintroduced to regional indexes since its exclusion in September 1998. In our view, the equity market, which remains 27% below its precrisis peak, has already started to benefit from the return of foreign investors, although it continues to be underowned. We believe this market offers strong macroeconomic fundamentals, with a competitive exchange rate driving continued growth in exports. Our research also indicates that domestic demand is picking up, ahead of some of its neighbors in Southeast Asia. In our opinion, political risks remain the major concern, although we believe this is largely reflected in share prices.

Cautious about Korea.

A strong recovery in Korea is responsible for our somewhat cautious view of that market. The Korean economy has roared back from the crisis and we believe it could be in danger of overheating. We believe the likelihood of an interest-rate hike this year could well jeopardize the cleanup of the banking system. We think that strong economic growth and a sharp increase in earnings may also lead to complacency among corporations in Korea, endangering their much-needed restructuring.

                    Performance Comparison of the Fund Since
                    Inception (1/97) of a $10,000 Investment



                                     [CHART]

Ivy Asia Pacific Fund
Performance Commentary

For the 12-month period ending December 31, 1999, the Ivy Asia Pacific Fund returned 45.10% versus 59.40% for its benchmark index, the Morgan Stanley Capital International (MSCI) Far East Free (Excluding-Japan) Index. The Fund performed well relative to its benchmark for the first nine months of the year but underperformed the Index during the fourth quarter. We believe this underperformance was primarily because of the Fund's larger-than-normal cash position as insurance against Y2K-related liquidity issues and an underweighting in telecommunications and technology stocks.

The Morgan Stanley Capital International (MSCI) Far East Free (Excluding-Japan) Index is an unmanaged index of stocks which assumes reinvestment of dividends and, unlike Fund returns, does not reflect any fees or expenses. It is not possible to invest in an index.

Performance is calculated for Class A shares of the Fund unless otherwise noted. The performance of all other share classes will vary relative to that of Class A shares based on differences in their respective sales loads and fees.


                                     Class A(1)                     Class B(2) & C(3)                    Advisor Class(4)
                                 -----------------         -----------------------------------           ----------------
IVY ASIA PACIFIC FUND              w/        w/o                  w/                  w/o                  w/       w/o
AVERAGE ANNUAL TOTAL RETURN       Reimb.    Reimb.               Reimb.              Reimb.               Reimb.   Reimb.
FOR PERIODS ENDING                ------    ------               ------              ------               ------   ------
DECEMBER 31, 1999                                            w/        w/o       w/       w/o
                                                            CDSC      CDSC      CDSC     CDSC
                                                             B:        B:        B:        B:
                                                           38.64%    43.64%    36.54%    41.54%
                                                             C:        C:        C:        C:
1 year                            36.76%     34.38%        42.92%    43.92%    40.61%    41.61%           n/a       n/a
                                  -----      -----         -----     -----     -----     -----            ---       ---

                                                             B:        B:        B:        B:
                                                           (8.21)%   (7.26)%  (10.29)%   (9.37)%
                                                             C:        C:        C:        C:
Since Inception(5)               (8.38)%    (11.11)%       (8.45)%   (8.45)%  (10.75)%  (10.75)%          4.14%     3.59%
                                  -----      -----          ----      ----     -----     -----            ----      ----

(1)      Class A performance figures include the maximum sales charge of 5.75%.
(2) Class B performance figures are calculated with and without the applicable Contingent Deferred Sales Charge (CDSC), up to a maximum of 5.00%.
(3) Class C performance figures are calculated with and without the applicable CDSC, up to a maximum of 1.00%.
(4) Advisor Class shares are not subject to an initial sales charge or a CDSC.
(5) Class A, Class B and Class C commenced operations January 1, 1997; Advisor Class commenced operations July 1, 1999.

Total returns were higher due to reimbursement of certain Fund expenses. See Financial Highlights.

All charts and tables reflect past results and assume reinvestment of dividends and capital gain distributions. Future results will, of course, be different. The investment return and principal value of Ivy Asia Pacific Fund will fluctuate and at redemption shares may be worth more or less than the amount of the original investment.

    [IVY LEAF LOGO]
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    IVY ASIA PACIFIC FUND
--------------------------------------------------------------------------------

4

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999

--------------------------------------------------------------
     EQUITY SECURITIES -- 85.08%         SHARES       VALUE
--------------------------------------------------------------
AUSTRALIA -- 1.39%
-------------------------------------
National Australia Bank Ltd...........      4,099   $   62,494
Westpac Banking Corp. Ltd.............      9,000       61,876
                                                    ----------
                                                       124,370
                                                    ----------
CHINA -- 0.67%
-------------------------------------
Anhui Expressway Co. Ltd..............    110,000       10,330
Qingling Motors Company -- H Shares...    288,000       34,826
Zhenhai Refining and Chemical Company
  Ltd.................................     84,000       14,912
                                                    ----------
                                                        60,068
                                                    ----------
HONG KONG -- 36.62%
-------------------------------------
Asia Satellite Telecommunications
  Holdings Ltd. ADR...................     30,000       94,745
CDL Hotels International Ltd..........    360,000      143,564
Cheung Kong Holdings Ltd..............     26,000      330,287
China Hong Kong Photo Products
  Holdings, Ltd.......................    926,000      119,122
China Resources Enterprise Limited....     26,000       41,641
Citic Pacific Ltd.....................     48,000      180,613
CLP Holdings Ltd......................     23,000      105,924
Dao Heng Bank Group Ltd...............     31,000      159,914
Giordano International Ltd............    274,000      281,983
Gold Peak Industries (Holdings)
  Limited.............................    200,000       42,194
Guangdong Kelon Electrical Holdings
  Co. Ltd. -- H. Shares...............     39,000       29,600
Hong Kong Electric Holdings Ltd.......     43,000      134,418
Hong Kong Land Holdings Ltd...........     52,000       76,960
Hong Kong Telecommunications Ltd......     46,800      135,159
HSBC Holdings plc.....................     25,600      358,962
i-CABLE Communications Limited(a).....         84          114
Jardine International Motor Holdings
  Ltd.................................    160,000       80,272
Jardine Matheson Holdings Ltd.........     16,200       63,828
Jardine Strategic Holdings Ltd........     30,500       60,695
JCG Holdings Ltd......................     78,000       43,899
Moulin International Holding Ltd......    230,000       22,191
New World Development Company Ltd.....     65,000      146,330
Orient Overseas International Ltd.....    272,000      105,846
Sun Hung Kai Properties Ltd...........      8,000       83,360
Swire Pacific Ltd.....................     17,000      100,379
Union Bank of Hong Kong Ltd...........     12,399       10,368
VTech Holdings Limited................     29,000       94,384
Wharf Holdings Ltd....................     33,810       78,506
Wing Hang Bank Limited................     35,000      119,765
Yue Yuen Industrial Holdings..........     13,000       31,106
                                                    ----------
                                                     3,276,129
                                                    ----------
INDONESIA -- 1.58%
-------------------------------------
PT Bank Dagang Nasional Indonesia Tbk
  Warrants(a)(b)......................        500           --
PT Hanjaya Mandala Sampoerna Tbk......     56,000      141,191
                                                    ----------
                                                       141,191
                                                    ----------

--------------------------------------------------------------
          EQUITY SECURITIES              SHARES       VALUE
--------------------------------------------------------------

MALAYSIA -- 12.32%
-------------------------------------
Berjaya Sports Toto Berhad............     61,000   $  131,631
Genting Berhad........................     17,000       60,394
Johor Port Berhad.....................    204,000       89,652
Malakoff Berhad.......................     32,000       84,210
Malayan Banking Berhad................     34,400      122,210
Perusahaan Otomobil Nasional Berhad...     52,000      101,262
Petronas Gas Berhad...................     28,000       65,579
Public Bank Berhad....................     40,000       34,947
Public Bank Berhad -- Foreign
  Registered..........................     50,000       51,842
Sime Darby Berhad.....................    102,000      129,378
Sime UEP Properties Berhad............     68,000       95,736
Telekom Malaysia Berhad...............     35,000      135,394
                                                    ----------
                                                     1,102,235
                                                    ----------
NEW ZEALAND -- 3.35%
-------------------------------------
Fletcher Challenge Paper..............     34,000       23,760
Telecom Corporation of New Zealand
  Limited.............................     19,200       90,115
Tourism Holdings Limited..............     99,237      185,273
                                                    ----------
                                                       299,148
                                                    ----------
PHILIPPINES -- 3.73%
-------------------------------------
Alaska Milk Corporation(a)............    382,000       27,489
Benpres Holdings Corporation Sponsored
  GDR(a)..............................      9,600       29,400
Manila Electric Company -- B Shares...     16,000       45,658
Metropolitan Bank & Trust Company.....      7,920       56,992
Music Corporation(a)..................    242,000       31,826
Philippine Long Distance Telephone
  Co..................................      1,972       50,156
Southeast Asia Cement Holdings,
  Inc.(a).............................  2,267,000       26,439
Universal Robina Corporation..........    369,500       66,015
                                                    ----------
                                                       333,975
                                                    ----------
SINGAPORE -- 15.18%
-------------------------------------
Asia Pulp & Paper Company Ltd. --
  Sponsored ADR(a) (with 2,560
  warrants(a))........................     12,800      103,200
DBS Group Holdings Limited............      9,943      162,931
DBS Land Ltd..........................     73,000      143,721
Elec & Eltek International Co. Ltd....     41,050      133,002
Fraser & Neave Ltd. Ordinary..........     17,000       62,755
Overseas Union Bank Ltd...............     52,148      305,187
Singapore Airlines Limited............     17,000      192,857
Singapore Press Holdings Ltd..........     10,000      216,686
United Overseas Bank Ltd..............      4,224       37,270
                                                    ----------
                                                     1,357,609
                                                    ----------
SOUTH KOREA -- 7.64%
-------------------------------------
Hyundai Motor Company Ltd.............      5,983       95,069
Korea Electric Power Corp.............      2,000       62,147
Pohang Iron & Steel Company Ltd.......      1,000      116,967
Samsung Electronics Co. Sponsored
  GDR.................................      2,970      363,083
Samsung Fire & Marine Insurance (with
  280 rights(a))......................      1,370       46,029
                                                    ----------
                                                       683,295
                                                    ----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999

                                                                               5

--------------------------------------------------------------
          EQUITY SECURITIES              SHARES       VALUE
--------------------------------------------------------------
THAILAND -- 2.60%
-------------------------------------
Advanced Info Service Public Company
  Limited -- Foreign Registered.......      4,600   $   77,370
Bangkok Bank Public Company Ltd --
  Foreign Registered..................     23,800       60,173
Siam Cement Public Company Limited --
  Foreign Registered..................      1,200       39,984
Thai Farmers Bank Public Company
  Limited -- Foreign Registered.......     33,000       55,329
                                                    ----------
                                                       232,856
                                                    ----------
TOTAL INVESTMENTS -- 85.08%
  (Cost -- $4,872,103)(c).............               7,610,876
OTHER ASSETS, LESS LIABILITIES --
  14.92%..............................               1,334,239
                                                    ----------
NET ASSETS -- 100%....................              $8,945,115
                                                    ==========
--------------------------------------------------------------
--------------------------------------------------------------
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
(a) Non-income producing security
(b) Securities valued in good faith by the
    Valuation Committee of the Board of Trustees.
    See Note 1 to the Financial Statements.
(c) Cost is approximately the same for Federal
    income tax purposes.
OTHER INFORMATION:
At December 31, 1999, net unrealized appreciation based on
  cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation................   $2,969,394
    Gross unrealized depreciation................     (230,621)
                                                    ----------
        Net unrealized appreciation..............   $2,738,773
                                                    ==========
Purchases and sales of securities other than short-term
obligations aggregated $1,512,352 and $1,650,225,
respectively, for the period ended December 31, 1999.

                     The accompanying notes are an integral
                       part of the financial statements.

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6

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS
Investments, at value (identified cost -- $4,872,103).......  $ 7,610,876
Cash........................................................    1,343,045
Receivables
  Fund shares sold..........................................        7,319
  Dividends and interest....................................       11,712
  Manager for expense reimbursement.........................       15,237
Deferred organization expenses..............................       19,005
Other assets................................................        5,599
                                                              -----------
  Total assets..............................................    9,012,793
                                                              -----------
LIABILITIES
Payables
  Fund shares repurchased...................................       32,509
  Management fee............................................        7,401
  12b-1 service and distribution fees.......................        6,037
  Other payables to related parties.........................        4,581
Accrued expenses............................................       17,150
                                                              -----------
  Total liabilities.........................................       67,678
                                                              -----------
NET ASSETS..................................................  $ 8,945,115
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($2,014,928/252,048 shares outstanding)...................  $      7.99
                                                              ===========
Maximum offering price per share ($7.99 x 100/94.25)*.......  $      8.48
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($3,763,103/475,660 shares outstanding).............  $      7.91
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($3,031,135/381,540 shares outstanding).............  $      7.94
                                                              ===========
ADVISOR CLASS
Net asset value, offering price and redemption price per
  share ($135,949/17,060 shares outstanding)................  $      7.97
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $ 8,049,737
  Accumulated net realized loss on investments and foreign
    currency transactions...................................   (1,822,714)
  Accumulated net investment loss...........................      (20,722)
  Net unrealized appreciation on investments and foreign
    currency transactions...................................    2,738,814
                                                              -----------
NET ASSETS..................................................  $ 8,945,115
                                                              ===========

  *    On sales of more than $50,000 the offering price is reduced.
 **    Subject to a maximum deferred sales charge of 5%.
***    Subject to a maximum deferred sales charge of 1%.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               7

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME
  Dividends.................................................            $  159,880
  Interest..................................................                23,455
                                                                        ----------
                                                                           183,335
                                                                        ----------
EXPENSES
  Management fee............................................  $72,724
  Transfer agent............................................   22,560
  Administrative services fee...............................    7,272
  Custodian fees............................................   44,117
  Blue Sky fees.............................................   31,072
  Auditing and accounting fees..............................   20,233
  Shareholder reports.......................................    9,055
  Amortization of organization expenses.....................    9,826
  Fund accounting...........................................   20,305
  Trustees' fees............................................    9,240
  12b-1 service and distribution fees.......................   58,969
  Legal.....................................................   26,577
  Other.....................................................    1,362
                                                                        ----------
                                                                           333,312
  Expenses reimbursed by Manager............................              (119,280)
  Fees paid indirectly......................................               (13,251)
                                                                        ----------
      Net expenses..........................................               200,781
                                                                        ----------
NET INVESTMENT LOSS.........................................               (17,446)
                                                                        ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investments..........................               311,404
  Net change in unrealized appreciation on investments and
    foreign currency transactions...........................             2,429,520
                                                                        ----------
      Net gain on investment transactions...................             2,740,924
                                                                        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........            $2,723,478
                                                                        ==========

    The accompanying notes are an integral part of the financial statements.

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8

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE YEARS ENDED
                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                  1999           1998
                                                              ---------------------------
INCREASE IN NET ASSETS
Operations
  Net investment loss.......................................   $  (17,446)   $      (115)
  Net realized gain (loss) on investments and foreign
    currency transactions...................................      311,404     (2,099,161)
  Net change in unrealized appreciation on investments and
    foreign currency transactions...........................    2,429,520      1,157,220
                                                               ----------    -----------
      Net increase (decrease) resulting from operations.....    2,723,478       (942,056)
                                                               ----------    -----------
Class A distributions
  Dividends
    From net investment income..............................       (4,345)            --
    In excess of net investment income......................           --         (8,845)
  Distributions from capital gains..........................      (14,864)        (1,561)
                                                               ----------    -----------
      Total distributions to Class A shareholders...........      (19,209)       (10,406)
                                                               ----------    -----------
Class B distributions
  Dividends in excess of net investment income..............           --         (3,991)
  Distributions from capital gains..........................      (15,357)          (704)
                                                               ----------    -----------
      Total distributions to Class B shareholders...........      (15,357)        (4,695)
                                                               ----------    -----------
Class C distributions
  Dividends in excess of net investment income..............           --         (2,487)
  Distributions from capital gains..........................      (12,237)          (439)
                                                               ----------    -----------
      Total distributions to Class C shareholders...........      (12,237)        (2,926)
                                                               ----------    -----------
Advisor Class distributions
  Dividends from net investment income......................         (791)            --
  Distributions from capital gains..........................         (934)            --
                                                               ----------    -----------
      Total distributions to Advisor Class shareholders.....       (1,725)            --
                                                               ----------    -----------
Fund share transactions (Note 5)
  Class A...................................................     (107,980)     1,414,019
  Class B...................................................      529,602      1,367,392
  Class C...................................................      281,207      1,239,743
  Advisor Class.............................................      122,006             --
                                                               ----------    -----------
      Net increase resulting from Fund share transactions...      824,835      4,021,154
                                                               ----------    -----------
TOTAL INCREASE IN NET ASSETS................................    3,499,785      3,061,071
NET ASSETS
  Beginning of period.......................................    5,445,330      2,384,259
                                                               ----------    -----------
  END OF PERIOD.............................................   $8,945,115    $ 5,445,330
                                                               ==========    ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................   $       --    $     9,686
                                                               ==========    ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                               9

                                                                       for the year ended
                          CLASS A                                         December 31,
---------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                            1999       1998       1997
                                                              -------------------------------------
Net asset value, beginning of period........................      $  5.56   $    6.01   $ 10.00
                                                                   --------------------------------
  Income (loss) from investment operations
  Net investment income(a)..................................          .02         .03       .02
  Net gains or loss on securities (both realized and
    unrealized).............................................         2.49        (.44)    (3.98)
                                                                   --------------------------------
  Total from investment operations..........................         2.51        (.41)    (3.96)
                                                                   --------------------------------
  Less distributions
  Dividends
    From net investment income..............................          .02          --       .01
    In excess of net investment income......................           --         .03       .02
  Distributions from capital gains..........................          .06         .01        --
                                                                   --------------------------------
    Total distributions.....................................          .08         .04       .03
                                                                   --------------------------------
Net asset value, end of period..............................      $  7.99   $    5.56   $  6.01
                                                                   ================================

Total return (%)(b).........................................        45.10       (6.86)   (39.58)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................      $ 2,015   $   1,393   $   692
Ratio of expenses to average net assets(c)
  With expense reimbursement (%)............................         2.39        2.77      2.11
  Without expense reimbursement (%).........................         4.03        6.15     10.17
Ratio of net investment income to average net assets
  (%)(a)....................................................          .31         .53       .63
Portfolio turnover rate (%).................................           24          86         1

--------------------------------------------------------------------------------

                                                                       for the year ended
                          CLASS B                                         December 31,
---------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                            1999       1998       1997
                                                              -------------------------------------
Net asset value, beginning of period........................      $  5.53   $    5.99   $ 10.00
                                                                   --------------------------------
  Income (loss) from investment operations
  Net investment loss(a)....................................         (.03)       (.01)       --
  Net gains or loss on securities (both realized and
    unrealized).............................................         2.44        (.44)    (4.00)
                                                                   --------------------------------
  Total from investment operations..........................         2.41        (.45)    (4.00)
                                                                   --------------------------------
  Less distributions
  Dividends in excess of net investment income..............           --         .01       .01
  Distributions from capital gains..........................          .03          --        --
                                                                   --------------------------------
    Total distributions.....................................          .03         .01       .01
                                                                   --------------------------------
Net asset value, end of period..............................      $  7.91   $    5.53   $  5.99
                                                                   ================================
Total return (%)(b).........................................        43.64       (7.48)   (39.96)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................      $ 3,763   $   2,197   $   929
Ratio of expenses to average net assets(c)
  With expense reimbursement (%)............................         3.17        3.65      2.86
  Without expense reimbursement (%).........................         4.81        7.03     10.92
Ratio of net investment loss to average net assets (%)(a)...         (.46)       (.35)     (.12)
Portfolio turnover rate (%).................................           24          86         1

    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS
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10

                                                                       for the year ended
                          CLASS C                                         December 31,
---------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                            1999       1998       1997
                                                              -------------------------------------
Net asset value, beginning of period........................      $  5.54   $    5.99   $ 10.00
                                                                   --------------------------------
  Income (loss) from investment operations
  Net investment loss(a)....................................         (.03)       (.01)       --
  Net gains or loss on securities (both realized and
    unrealized).............................................         2.46        (.43)    (3.99)
                                                                   --------------------------------
  Total from investment operations..........................         2.43        (.44)    (3.99)
                                                                   --------------------------------
  Less distributions
  Dividends in excess of net investment income..............           --         .01       .02
  Distributions from capital gains..........................          .03          --        --
                                                                   --------------------------------
    Total distributions.....................................          .03         .01       .02
                                                                   --------------------------------
Net asset value, end of period..............................      $  7.94   $    5.54   $  5.99
                                                                   ================================
Total return (%)(b).........................................        43.92       (7.37)   (39.94)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................      $ 3,031   $   1,855   $   764
Ratio of expenses to average net assets(c)
  With expense reimbursement (%)............................         3.09        3.54      2.74
  Without expense reimbursement (%).........................         4.73        6.92     10.80
Ratio of net investment loss to average net assets (%)(a)...         (.38)       (.24)       --
Portfolio turnover rate (%).................................           24          86         1

--------------------------------------------------------------------------------

                                                                  for the period
                                                                   July 1, 1999
                                                                  (commencement)
                       ADVISOR CLASS                              to December 31,
-------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                                1999
                                                              -----------------------
Net asset value, beginning of period........................          $  7.76
                                                                  -------------------
  Income from investment operations
  Net investment income(a)..................................              .02
  Net gains on securities (both realized and unrealized)....              .30
                                                                  -------------------
  Total from investment operations..........................              .32
                                                                  -------------------
  Less distributions
  Dividends from net investment income......................              .05
  Distributions from capital gains..........................              .06
                                                                  -------------------
    Total distributions.....................................              .11
                                                                  -------------------
Net asset value, end of period..............................          $  7.97
                                                                  ===================
Total return(%)(d)..........................................             4.14
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................          $   136
Ratio of expenses to average net assets
  With expense reimbursement(%)(e)..........................             2.02
  Without expense reimbursement(%)(e).......................             3.66
Ratio of net investment income to average net
  assets(%)(a)(e)...........................................              .69
Portfolio turnover rate(%)..................................               24

  (a) Net investment       (b) Total return        (c) From 1997           (d) Total return        (e) Annualized
  income (loss) is net     does not reflect a      through April 1999,     represents aggregate
  of expenses              sales charge.           total expenses          total return and
  reimbursed by                                    include fees paid       does not reflect a
  Manager.                                         indirectly, if any,     sales charge.
                                                   through an offset
                                                   arrangement.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              11

NOTES TO FINANCIAL STATEMENTS

Ivy Asia Pacific Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange on which the security is traded most extensively. If there were no sales on the exchange the security is traded most extensively and the security is traded on more than one exchange, or on one or more exchanges in the over-the-counter market, the exchange reflecting the last quoted sale will be used. Otherwise, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board. As of December 31, 1999, the Fund's securities valued by the Valuation Committee have no value and have been noted as such in the Portfolio of Investments.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date. If such information is not available on the ex-dividend date, corporate actions are recorded as soon as reliable information is available from the Fund's sources. Realized gains and losses from security transactions are calculated on an identified cost basis.

CASH -- The Fund classifies as cash amounts on deposit with the Fund's custodian. These amounts earn interest at variable interest rates. At December 31, 1999, the interest rate was 3.75%.

FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

The Fund has a net tax-basis capital loss carryover of approximately $1,804,000 as of December 31, 1999 which may be applied against any realized net taxable gain of each succeeding fiscal year until fully utilized or until the expiration date, whichever occurs first. The carryover expires in 2006.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and capital gains, if any, are declared in December.

FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction.

For foreign securities, the Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

For tax reporting purposes, Code Section 988 provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

DEFERRED ORGANIZATION EXPENSES -- Expenses incurred prior to the effectiveness of Statement of Position 98-5, "Reporting on the Costs of Start-up Activities", by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

RECLASSIFICATIONS -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to foreign denominated securities, certain securities sold at a loss, and non-deductible organization expenses. As a result, Net investment loss and Net realized gain on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from

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12

distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

FEES PAID INDIRECTLY -- From January 1, 1999 through April 15, 1999, the Fund had an arrangement with its custodian whereby a percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out-of-pocket expenses. For the period from January 1, 1999 through April 15, 1999, custodian fees were reduced by $13,251 under this arrangement.

2. RELATED PARTIES

Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding 12b-1 fees and certain other expenses) to an annual rate of 1.95% of its average net assets.

Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the year ended December 31, 1999, the net amount of underwriting discount retained by IMDI was $2,008.

Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Advisor Class. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $4,458, $29,339, and $25,172 for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays IMSC a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $5,727, $10,115, $6,644 and $74, for Class A, Class B, Class C and Advisor Class, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. CONCENTRATION OF CREDIT RISK

The Fund primarily invests in equity securities of companies in the Asia-Pacific region. Therefore, the Fund is more susceptible to factors adversely affecting securities within the Asia-Pacific region than is an equity fund that is not concentrated in such securities to the same extent.

5. FUND SHARE TRANSACTIONS

Fund share transactions for Class A, Class B, Class C and Advisor Class were as follows:

                             YEAR ENDED               YEAR ENDED
                         DECEMBER 31, 1999        DECEMBER 31, 1998
----------------------------------------------------------------------
CLASS A                 SHARES      AMOUNT       SHARES      AMOUNT
----------------------------------------------------------------------
Sold.................   760,594   $ 4,417,001    587,033   $ 3,227,193
Issued on
 reinvestment of
 distributions.......     1,754        13,679      1,325         7,271
Repurchased..........  (760,739)   (4,538,660)  (453,035)   (1,820,445)
                       --------   -----------   --------   -----------
Net (decrease)/
 increase............     1,609   $  (107,980)   135,323   $ 1,414,019
                       ========   ===========   ========   ===========

                             YEAR ENDED               YEAR ENDED
                         DECEMBER 31, 1999        DECEMBER 31, 1998
----------------------------------------------------------------------
CLASS B                 SHARES      AMOUNT       SHARES      AMOUNT
----------------------------------------------------------------------
Sold.................   189,550   $ 1,317,798    367,268   $ 1,924,978
Issued on
 reinvestment of
 distributions.......     1,107         8,546        537         2,927
Repurchased..........  (112,554)     (796,742)  (125,329)     (560,513)
                       --------   -----------   --------   -----------
Net increase.........    78,103   $   529,602    242,476   $ 1,367,392
                       ========   ===========   ========   ===========

                             YEAR ENDED               YEAR ENDED
                         DECEMBER 31, 1999        DECEMBER 31, 1998
----------------------------------------------------------------------
CLASS C                 SHARES      AMOUNT       SHARES      AMOUNT
----------------------------------------------------------------------
Sold.................   165,089   $ 1,098,147    355,153   $ 1,944,016
Issued on
 reinvestment of
 distributions.......     1,207         9,364        432         2,364
Repurchased..........  (119,605)     (826,304)  (148,169)     (706,637)
                       --------   -----------   --------   -----------
Net increase.........    46,691   $   281,207    207,416   $ 1,239,743
                       ========   ===========   ========   ===========

                           FOR THE PERIOD
                            JULY 1, 1999
                           (COMMENCEMENT)
                          TO DECEMBER 31,
                                1999
---------------------------------------------
ADVISOR CLASS           SHARES      AMOUNT
---------------------------------------------
Sold.................    78,562   $   577,741
Issued on
 reinvestment of
 distributions.......       222         1,725
Repurchased..........   (61,724)     (457,460)
                       --------   -----------
Net increase.........    17,060   $   122,006
                       ========   ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              13

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
IVY ASIA PACIFIC FUND (THE "FUND"):

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Fund at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
February 4, 2000

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY ASIA PACIFIC FUND
--------------------------------------------------------------------------------

14

SHAREHOLDER MEETING RESULTS
(UNAUDITED)

On September 30, 1999, a special shareholder meeting (the "Meeting") was held at the offices of Mackenzie Investment Management Inc., Boca Raton, Florida, for the following purposes (and with the following results):

PROPOSAL 1: With respect to Ivy Fund, to elect Trustees.

---------------------------------------------------
NOMINEE:                         FOR:     WITHHOLD:
---------------------------------------------------
James W. Broadfoot............  556,770    14,409
Keith J. Carlson..............  556,770    14,409
Stanley Channick..............  555,802    15,377
Roy J. Glauber................  555,802    15,377
Edward M. Tighe...............  556,770    14,409

The other Trustees of Ivy Fund previously elected by shareholders whose term of office continued after the meeting were John S. Anderegg, Jr., Paul H. Broyhill, Frank W. DeFriece, Jr., Joseph G. Rosenthal, Richard N. Silverman and J. Brendan Swan.

PROPOSAL 2: With respect to the Fund, to ratify or reject the action of the Board of Trustees in selecting PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending December 31, 1999.

-----------------------------
  FOR:    AGAINST:   ABSTAIN:
-----------------------------
540,106    2,473      28,600

PROPOSAL 3: With respect to the Fund, to approve or disapprove the revision of certain fundamental investment policies.

3.1 DIVERSIFICATION:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
458,332     8,242     33,201      71,404

3.2 BORROWING:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
451,559    14,048     34,168      71,404

3.3 SENIOR SECURITIES:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
457,259     9,087     33,429      71,404

3.4 UNDERWRITING:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
461,171     6,726     31,878      71,404

3.5 REAL ESTATE:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
460,581     6,286     32,908      71,404

3.6 COMMODITIES:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
453,930    12,938     32,907      71,404

3.7 LOANS:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
448,729    18,780     32,266      71,404

3.8 CONCENTRATION:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
462,329     5,569     31,877      71,404

3.9 OTHER POLICIES:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
455,300    14,681     29,794      71,404

---------------

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner (or other persons entitled to vote) nor has discretionary power to vote on a particular matter.

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

02IAPF123199

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)


         The following tables set forth the unaudited Pro Forma Combined Portfolio of Investments as of June 30, 2000, Pro Forma Combined Statement of Assets and Liabilities as of June 30, 2000, and Pro Forma Combined Statement of Operations for the six months ended June 30, 2000, and give effect to the proposed merger of Ivy Asia Pacific Fund into Ivy Pacific Opportunities Fund. The merger provides for the transfer of all or substantially all of the assets of Ivy Asia Pacific Fund to Ivy Pacific Opportunities Fund. Specifically, current Class A, Class B, Class C and Advisor Class shareholders of Ivy Asia Pacific Fund will receive Class A, Class B, Class C and Advisor Class shares, respectively, of Ivy Pacific Opportunities Fund. As a result of the transaction Ivy Asia Pacific Fund will be liquidated.

IVY PACIFIC OPPORTUNITIES FUND AND IVY ASIA PACIFIC FUND REORGANIZATION PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (UNAUDITED) AS OF JUNE 30, 2000





-----------------------------------------------------------------------------------------------------------------------------------
                                                    IVY PACIFIC OPPORTUNITIES FUND    IVY ASIA PACIFIC FUND    PRO FORMA COMBINED
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                       SHARES           VALUE          SHARES       VALUE      SHARES      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 0.5%
National Australia Bank Ltd.                                      $                     4,099    $ 68,660      4,099   $    68,660
Westpac Banking Corp. Ltd.                                                              9,000      65,116      9,000        65,116
                                                                           --                  ----------               ----------
                                                                                                  133,776                  133,776
                                                                           --                  ----------               ----------

CHINA - 11.5%
China Unicom Limited (a)                            366,000           777,072         176,000     373,674    542,000     1,150,746
Nanjing Panda Electronics Co., Ltd. (a)           1,222,000           438,946         362,000     130,032  1,584,000       568,978
Qingling Motors Company - H Shares                3,614,000           417,266         758,000      87,517  4,372,000       504,783
Shanghai Worldbest Co., Ltd.                      1,246,800           381,521                              1,246,800       381,521
Shenzhen Konka Electronics Group Ltd.
  - Class B                                         312,000           321,405                                312,000       321,405
                                                                  -----------                  ----------               ----------
                                                                    2,336,210                     591,223                2,927,433
                                                                  -----------                  ----------               ----------

HONG KONG - 54.3%
Asia Satellite Telecommunications Holdings Ltd.       4,000           137,000                                  4,000       137,000
Asia Satellite Telecommunications Holdings
  Ltd. ADR                                          100,000           341,884          56,500     193,165    156,500       535,049
Automated Systems Holdings Ltd.                     560,000           287,362         192,000      98,524    752,000       385,886
Cathay Pacific Airways                              283,000           524,610         121,000     224,303    404,000       748,913
Cheung Kong Holdings Ltd.                           100,000         1,106,474          26,000     287,683    126,000     1,394,157
China Southern Airlines Company Limited           1,458,000           347,899                              1,458,000       347,899
China Telecom (Hong Kong) Limited (a)               110,000           970,169          48,000     423,347    158,000     1,393,516
Citic Pacific Ltd.                                  150,000           785,115          48,000     251,237    198,000     1,036,352
Cosco Pacific Limited                               326,000           257,202                                326,000       257,202
Dah Sing Financial Group                            112,000           451,159          52,000     209,467    164,000       660,626
Guangdong Kelon Electrical Holdings Co.
   Ltd. - H Shares                                  523,000           283,472          55,000      29,811    578,000       313,283
Hang Seng Bank                                       20,900           198,408                                 20,900       198,408
Hong Kong & China Gas Company Ltd.                  188,179           211,233                                188,179       211,233
HSBC Holdings plc                                    75,600           863,165          16,800     191,814     92,400     1,054,979
Hutchison Whampoa Limited                            78,000           980,625          12,000     150,865     90,000     1,131,490
Li & Fung Ltd.                                      199,600           998,636                                199,600       998,636
Orient Overseas International Ltd.                  353,000           177,745          93,000      46,828    446,000       224,573
Sun Hung Kai Properties Ltd.                         64,800           465,527          12,000      86,209     76,800       551,736
Swire Pacific Ltd.                                   65,500           383,167          28,000     163,797     93,500       546,964
VTech Holdings Limited                              108,000           408,722                                108,000       408,722
Wharf Holdings  Ltd.                                278,000           497,509          42,810      76,613    320,810       574,122
Wing Hang Bank Limited                              205,000           510,197          74,000     184,169    279,000       694,366
                                                                  -----------                  ----------               ----------
                                                                   11,187,280                   2,617,832               13,805,112
                                                                  -----------                  ----------               ----------

MALAYSIA - 2.4%
Berjaya Sports Toto Berhad                                                             61,000      99,528     61,000        99,528
Genting Berhad                                                                         17,000      62,633     17,000        62,633
Malayan Banking Berhad                                                                 34,400     139,413     34,400       139,413
Public Bank Berhad - Foreign Registered                                                50,000      50,001     50,000        50,001
Public Bank Berhad                                                                     40,000      36,843     40,000        36,843
Sime Darby Berhad                                                                     102,000     130,992    102,000       130,992
Sime UEP Properties Berhad                                                             68,000      91,265     68,000        91,265
                                                                                               ----------               ----------
                                                                                                  610,675                  610,675
                                                                                               ----------               ----------

NEW ZEALAND - 1.0%
Fletcher Challenge Energy                                                              21,000      68,707     21,000        68,707
Telecom Corporation of New Zealand Limited                                             22,253      78,044     22,253        78,044
Tourism Holdings Limited                                                               98,591     113,710     98,591       113,710
                                                                                               ----------               ----------
                                                                                                  260,461                  260,461
                                                                                               ----------               ----------

PHILIPPINES - 0.2%
Benpres Holdings Corporation Sponsored GDR (a)                                          8,000      15,500      8,000        15,500
Manila Electric Company - B Shares                                                     19,200      28,204     19,200        28,204
Universal Robina Corporation                                                           67,500       8,276     67,500         8,276
                                                                                               ----------               ----------
                                                                                                   51,980                   51,980
                                                                                               ----------               ----------

SINGAPORE 3.2%
DBS Group Holdings Limited                                                              9,943     127,668      9,943       127,668
DBS Land Ltd.                                                                          73,000      94,576     73,000        94,576
Overseas Union Bank Ltd.                                                               52,148     202,080     52,148       202,080
Singapore Airlines Limited                                                             17,000     168,134     17,000       168,134
Singapore Press Holdings Ltd.                                                          14,000     218,626     14,000       218,626
                                                                                               ----------               ----------
                                                                                                  811,084                  811,084
                                                                                               ----------               ----------

SOUTH KOREA - 15.8%
Hyundai Motor Company Ltd.                           14,181           181,875           5,983      76,733     20,164       258,608
Korea Electric Power Corp.                                                              2,000      62,063      2,000        62,063
Korea Telecom Corporation                                                               2,500     220,182      2,500       220,182
Pohang Iron & Steel Company Ltd.                      2,000           176,475           1,000      88,238      3,000       264,713
Samsung Electronics                                   2,564           848,544                                  2,564       848,544
Samsung Electronics Co. Sponsored GDR                                                   2,970     581,377      2,970       581,377
Samsung Fire & Marine Insurance                                                         1,749      48,627      1,749        48,627
Shinhan Bank                                         26,840           252,756          24,400     229,778     51,240       482,534
SK Telecom Co., Ltd.                                  2,981           975,853             814     266,469      3,795     1,242,322
                                                                  -----------                  ----------               ----------
                                                                    2,435,503                   1,573,467                4,008,970
                                                                  -----------                  ----------               ----------

TAIWAN - 10.9%
Asustek Computer Inc.                                                                  26,520     218,711     26,520       218,711
Compal Electronics Inc.                             172,998           424,084         145,900     357,656    318,898       781,740
Hon Hai Precision Industry Co., Ltd.                 49,000           442,287          40,000     361,051     89,000       803,338
Taiwan Semiconductor Manufacturing Company          104,064           493,306          99,000     469,300    203,064       962,606
                                                                  -----------                  ----------               ----------
                                                                    1,359,677                   1,406,718                2,766,395
                                                                  -----------                  ----------               ----------

THAILAND - 0.2%
Advanced Info Service Public Company Limited
  - Foreign Registered (a)                                                             4,600      57,231      4,600         57,231
                                                                  ===========                  ==========               ==========
TOTAL INVESTMENTS                                                 $17,318,670                  $8,114,447              $25,433,117
                                                                  ===========                  ==========               ==========
  (Ivy Pacific Opportunities Fund cost - $13,207,493)
  (Ivy Asia Pacific Fund cost - $6,625,127)
  (Proforma combined cost - $19,832,620)

ADR - American Depository Receipt
GDR - Global Depository Receipt
(a) Non-income producing securitiy



         See accompanying notes to the Pro Forma Financial Statements.

IVY PACIFIC OPPORTUNITIES FUND AND IVY ASIA PACIFIC FUND REORGANIZATION PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) AS OF JUNE 30, 2000



-----------------------------------------------------------------------------------------------------------------------------------
                                                                      IVY PACIFIC       IVY ASIA PACIFIC                 PRO FORMA
                                                                  OPPORTUNITIES FUND          FUND       ADJUSTMENTS     COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
Investments                                                            $17,318,670         $8,114,447                  $25,433,117
Cash                                                                       645,819            173,677                      819,496
Receivables                                                                                                                     --
    Investments sold                                                        35,305              6,469                       41,774
    Fund shares sold                                                         7,148              5,931                       13,079
    Dividends and interest                                                  84,208             18,107                      102,315
    Manager for expense reimbursement                                       22,352             23,876     14,106 (a)        60,334
Deferred organization expenses                                                  --             14,106    (14,106)(a)            --
Other assets                                                                10,129             14,125                       24,254
                                                                       ------------------------------------------------------------
     Total assets                                                       18,123,631          8,370,738         --        26,494,369
                                                                       ------------------------------------------------------------

Payables
    Fund shares repurchased                                                     --             26,468                       26,468
    Management fee                                                          15,157              6,946                       22,103
    12b-1 service and distribution fees                                      1,889              1,194                        3,083
    Other payables to related parties                                       11,132              4,374                       15,506
Accrued Expenses                                                            27,736             29,282                       57,018
                                                                       ------------------------------------------------------------
     Total liabilities                                                      55,914             68,264         --           124,178
                                                                       ------------------------------------------------------------
Net assets                                                             $18,067,717         $8,302,474   $     --       $26,370,191
                                                                       ============================================================

Class A
  Net assets, at value                                                 $10,841,779         $2,749,276                  $13,591,055
  Shares outstanding                                                     1,175,768            384,368                    1,473,954
  Net asset value and redemption price per share                       $      9.22         $     7.15                  $      9.22
  Maximum offering price per share
    (net asset value x 100/94.25) (a)                                  $      9.78         $     7.59                  $      9.78

Class B
  Net assets, at value                                                 $ 6,424,669         $3,250,875                  $ 9,675,544
  Shares outstanding                                                       707,616            461,235                    1,065,642
  Net asset value, offering price and redemption price per share (b)   $      9.08         $     7.05                  $      9.08

Class C
  Net assets, at value                                                 $   737,041         $2,300,597                  $ 3,037,638
  Shares outstanding                                                        80,950            324,896                      333,763
  Net asset value, offering price and redemption price per share (c)   $      9.10             $ 7.08                  $      9.10

Advisor Class
  Net assets, at value                                                 $    64,228         $    1,726                  $    65,954
  Shares outstanding                                                         7,039                244                        7,228
  Net asset value, offering price and redemption price per share       $      9.12         $     7.07                  $      9.12

(a) On sales of more than $50,000 the offering price is reduced.
(b) Subject to a maximum deferred sales charge of 5%.
(c) Subject to a maximum deferred sales charge of 1%.

          See accompanying notes to the Pro Forma Financial Statements.

IVY PACIFIC OPPORTUNITIES FUND AND IVY ASIA PACIFIC FUND REORGANIZATION PRO FORMA COMBINED STATEMENT OF OPERATIONS (UNAUDITED) FOR THE SIX MONTHS ENDED JUNE 30, 2000




------------------------------------------------------------------------------------------------------------------------------
                                                 IVY PACIFIC      IVY ASIA PACIFIC                             PRO FORMA
                                             OPPORTUNITIES FUND        FUND              ADJUSTMENTS           COMBINED
--------------------------------------------------------------------------------------------------------------------------
Dividend income                               $ 348,443             $ 117,250                                   $ 465,693
Interest income                                  24,720                15,152                --                    39,872
                                              ----------------------------------------------------------------------------
     Investment income                          373,163               132,402                --                   505,565
                                              ----------------------------------------------------------------------------

Management fee                                   94,662                43,657                                     138,319
Transfer agent                                   45,935                13,036                                      58,971
Administrative services fee                       9,466                 4,366                                      13,832
Custodian fees                                   33,451                37,459           (12,498)(b)                58,412
Blue Sky fees                                    15,613                15,668           (15,668)(c)                15,613
Auditing and accounting fees                     13,084                11,081           (11,081)(d)                13,084
Shareholder reports                               9,805                 5,384            (2,000)(e)                13,189
Amortization of organization expenses                --                 4,899            (4,899)(f)                    --
Fund accounting                                  18,556                10,243            (7,500)(g)                21,299
Trustees' fees                                    2,976                 2,732            (2,732)(h)                 2,976
12b-1 service & distribution fees                51,594                33,390                                      84,984
Legal                                            13,881                13,847           (13,847)(i)                13,881
Other                                             1,862                 1,239                                       3,101
                                              ----------------------------------------------------------------------------
     Total expenses                             310,885               197,001           (70,225)                  437,661

Expenses reimbursed by Manager                  (74,712)              (78,485)           70,225 (j)               (82,972)
                                              ----------------------------------------------------------------------------
     Net expenses                               236,173               118,516                --                   354,689

     Net investment income (loss)             $ 136,990              $ 13,886           $    --                 $ 150,876
                                              ============================================================================





          See accompanying notes to the Pro Forma Financial Statements.

Ivy Pacific Opportunities Fund/Ivy Asia Pacific Fund
Notes to Pro Forma Financial Statements (unaudited)
June 30, 2000


1.       BASIS OF COMBINATION


         The unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed merger of Ivy Asia Pacific Fund into Ivy Pacific Opportunities Fund. The proposed merger will be accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling-of-interest basis). The merger provides for the transfer of all or substantially all of the assets of Ivy Asia Pacific Fund to Ivy Pacific Opportunities Fund. Specifically, current Class A, Class B, Class C and Advisor Class shareholders of Ivy Asia Pacific Fund will receive Class A, Class B, Class C and Advisor Class shares, respectively of Ivy Pacific Opportunities Fund. As a result of the transaction, Ivy Asia Pacific Fund will be liquidated.


         The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent fund and the notes thereto incorporated by reference in the Statement of Additional Information.


         Ivy Pacific Opportunities Fund and Ivy Asia Pacific Fund are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.


PRO FORMA ADJUSTMENTS:


The Pro Forma adjustments below reflect the impact of the merger between Ivy Pacific Opportunities Fund and Ivy Asia Pacific Fund.


(a) To record receivable for capitalized organization expenses which will be written off by Ivy Asia Pacific Fund and subsequently reimbursed by the Manager.
(b)  To remove duplicate custody fees.
(c)  To remove duplicate Blue Sky fees.
(d)  To remove duplicate auditing and accounting fees.
(e)  To remove duplicate printing cost related to typesetting.
(f)  To remove Ivy Asia Pacific Fund's amortization of organizational expenses.
(g)  To remove duplicate monthly fund accounting fee.
(h)  To remove duplicate trustees' fees.
(i)  To remove duplicate legal fees.
(j) To remove expense reimbursement no longer required due to elimination of duplicate expenses.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


         Following is a summary of significant accounting policies consistently followed by Ivy Pacific Opportunities Fund/Ivy Asia Pacific Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.


         SECURITY VALUATION - Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange on which the security is traded most extensively. If there were no sales on the exchange on which the security is traded most extensively and the security is traded on more than one exchange, or on one or more exchanges in the over-the-counter market, the exchange reflecting the last quoted sale will be used. Otherwise, the security is valued at the calculated mean between the last bid and asked price on the exchange on which the security is traded most extensively. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities, or on the basis of dealer quotes. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date. If such information is not available on the ex-dividend date, corporate actions are recorded as soon as reliable information is available from the Fund's sources. Realized gains and losses from security transactions are calculated on an identified cost basis.


         FEDERAL INCOME TAXES - Ivy Pacific Opportunities Fund/Ivy Asia Pacific Fund intend to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 as amended, (the "Code"), and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.


         DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gain, if any, are declared in December.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

     A policy of insurance covering Ivy Management, Inc. and Ivy Fund (the "Trust" or the "Registrant") will insure the Registrant's trustees and officers and others against liability arising by reason of an actual or alleged breach of duty, neglect, error, misstatement, misleading statement, omission or other negligent act.

     Reference is made to Article VIII of the Registrant's Amended and Restated Declaration of Trust dated December 10, 1992 (incorporated by reference to Post-Amendment No. 71 to the Trust's Registration Statement on Form N-1A, File No. 2-17613 (the "Registration Statement")).

ITEM 16. EXHIBITS.

(1)       (a)  Amended and Restated Declaration of Trust dated December 10, 1992
               (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (b) Redesignation of Shares of Beneficial Interest and Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest (No Par Value) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (c)  Amendment   to  Amended  and   Restated   Declaration   of  Trust
               (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (d)  Amendment   to  Amended  and   Restated   Declaration   of  Trust
               (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (e)  Establishment  and Designation of Additional Series (Ivy Emerging
               Growth  Fund)   (incorporated  by  reference  to   Post-Effective
               Amendment No. 102 to the Registration Statement).

          (f) Redesignation of Shares (Ivy Growth with Income Fund--Class A) and Establishment and Designation of Additional Class (Ivy Growth with Income Fund--Class C) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (g) Redesignation of Shares (Ivy Emerging Growth Fund--Class A, Ivy Growth Fund--Class A and Ivy International Fund--Class A) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (h)  Establishment  and  Designation  of Additional  Series (Ivy China
               Region  Fund)   (incorporated  by  reference  to   Post-Effective
               Amendment No. 102 to the Registration Statement).

          (i) Establishment and Designation of Additional Class (Ivy China Region Fund--Class B, Ivy Emerging Growth Fund--Class B, Ivy
               Growth Fund--Class B, Ivy Growth with Income Fund--Class B and Ivy International Fund--Class B) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (j)  Establishment   and   Designation   of   Additional   Class  (Ivy
               International   Fund--Class  I)  (incorporated  by  reference  to
               Post-Effective Amendment No. 102 to the Registration Statement).

          (k)  Establishment  and  Designation  of Series and Classes (Ivy Latin
               American Strategy Fund--Class A and Class B, Ivy New Century Fund--Class A and Class B) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (l) Establishment and Designation of Series and Classes (Ivy International Bond Fund--Class A and Class B) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (m) Establishment and Designation of Series and Classes (Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term US Government Securities Fund (now known as Ivy Short-Term Bond
               Fund) -- Class A and Class B) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (n) Redesignation of Ivy Short-Term U.S. Government Securities Fund as Ivy Short-Term Bond Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (o)  Redesignation  of Shares (Ivy Money Market  Fund--Class A and Ivy
               Money  Market   Fund--Class  B)  (incorporated  by  reference  to
               Post-Effective Amendment No. 84 to the Registration Statement).

          (p) Form of Establishment and Designation of Additional Class (Ivy Bond Fund--Class C; Ivy Canada Fund--Class C; Ivy China Region Fund--Class C; Ivy Emerging Growth Fund--Class C; Ivy Global Fund--Class C; Ivy Growth Fund--Class C; Ivy Growth with Income Fund--Class C; Ivy International Fund--Class C; Ivy Latin America Strategy Fund--Class C; Ivy International Bond Fund--Class C; Ivy Money Market Fund--Class C; Ivy New Century Fund--Class C) (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

          (q) Establishment and Designation of Series and Classes (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I) (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

          (r) Establishment and designation of Series and Classes (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C and Class I) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

          (s) Establishment and designation of Series and Classes (Ivy Pan-Europe Fund--Class A, Class B and Class C) (incorporated by reference to Post-Effective Amendment No. 92 to the Registration Statement).

          (t) Establishment and designation of Series and Classes (Ivy International Fund II--Class A, Class B, Class C and Class I) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

          (u) Form of Establishment and Designation of Additional Class (Ivy Asia Pacific Fund--Advisor Class; Ivy Bond Fund--Advisor Class; Ivy Canada Fund--Advisor Class; Ivy China Region Fund--Advisor Class; Ivy Emerging Growth Fund--Advisor Class; Ivy Global Fund--Advisor Class; Ivy Global Natural Resources Fund--Advisor Class; Ivy Global Science & Technology Fund--Advisor Class; Ivy Growth Fund--Advisor Class; Ivy Growth with Income Fund--Advisor Class; Ivy International Bond Fund--Advisor Class; Ivy International Fund II--Advisor Class; Ivy International Small Companies Fund--Advisor Class; Ivy Latin America Strategy Fund--Advisor Class; Ivy New Century Fund--Advisor Class; Ivy Pan-Europe Fund--Advisor Class) (incorporated by reference to Post-Effective Amendment No. 96 to the Registration Statement).

          (v) Redesignations of Series and Classes (Ivy Emerging Growth Fund redesignated as Ivy US Emerging Growth Fund; Ivy New Century Fund redesignated as Ivy Developing Nations Fund; and, Ivy Latin America Strategy Fund redesignated as Ivy South America Fund) (incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement).

          (w) Redesignation of Series and Classes and Establishment and Designation of Additional Class (Ivy International Bond Fund redesignated as Ivy High Yield Fund; Class I shares of Ivy High Yield Fund established) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

          (x) Establishment and designation of Series and Classes (Ivy US Blue Chip Fund--Class A, Class B, Class C, Class I and Advisor Class) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

          (y) Redesignation of Series and Classes (Ivy High Yield Fund redesignated as Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (z) Establishment and designation of Series and Classes (Ivy European Opportunities Fund -- Class A, Class B, Class C, Class I and Advisor Class) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (aa) Establishment and designation of Series and Classes (Ivy Cundill Value Fund -- Class A, Class B, Class C, Class I and Advisor Class) (incorporated by reference to Post-Effective Amendment No. 113 to the Registration Statement).

          (bb) Establishment and designation of Series and Classes, Ivy Next Wave Internet Fund -- Class A, Class B, Class C, Class I and Advisor Class) (incorporated by reference to Post-Effective Amendment No. 113 to the Registration Statement).

          (cc) Establishment   and   Designation   of   Additional   Class  (Ivy
               International Fund--Advisor Class), (incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement).

(2)       (a)  By-Laws, as amended (incorporated by reference to Post-Effective
               Amendment No. 102 to the Registration Statement).

(3)            Not applicable.

(4) Form of Agreement and Plan of Reorganization, filed herewith as Exhibit A to Part A of this Registration Statement on Form N-14.

(5)       (a)  Specimen  Securities  for Ivy Growth Fund, Ivy Growth with Income
               Fund, Ivy International Fund and Ivy Money Market Fund (incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement).

          (b) Specimen Security for Ivy Emerging Growth Fund (incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement).

          (c) Specimen Security for Ivy China Region Fund (incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement).

          (d)  Specimen   Security  for  Ivy  Latin   American   Strategy   Fund
               (incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement).

          (e) Specimen Security for Ivy New Century Fund (incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement).

          (f)  Specimen Security for Ivy International  Bond Fund  (incorporated
               by  reference  to   Post-Effective   Amendment   No.  76  to  the
               Registration Statement).

          (g) Specimen Securities for Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, and Ivy Short-Term U.S. Government Securities Fund (incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement).

(6)       (a)  Master  Business  Management  and Investment  Advisory  Agreement
               between Ivy Fund and Ivy Management, Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (b) Subadvisory Contract by and among Ivy Fund, Ivy Management, Inc. and Boston Overseas Investors, Inc (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (c)  Assignment    Agreement   relating   to   Subadvisory    Contract
               (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (d) Business Management and Investment Advisory Agreement Supplement for Ivy Emerging Growth Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (e)  Business Management and Investment Advisory Agreement  Supplement
               for  Ivy  China  Region  Fund   (incorporated   by  reference  to
               Post-Effective Amendment No. 102 to the Registration Statement).

          (f)  Business  Management and Investment  Advisory  Supplement for Ivy
               Latin  America  Strategy  Fund   (incorporated  by  reference  to
               Post-Effective Amendment No. 102 to the Registration Statement).

          (g)  Business Management and Investment Advisory Agreement  Supplement
               for  Ivy  New  Century   Fund   (incorporated   by  reference  to
               Post-Effective Amendment No. 102 to the Registration Statement).

          (h) Business Management and Investment Advisory Agreement Supplement for Ivy International Bond Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (i) Business Management and Investment Advisory Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (j) Master Business Management Agreement between Ivy Fund and Ivy Management, Inc (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (k) Supplement to Master Business Agreement between Ivy Fund and Ivy Management, Inc (Ivy Canada Fund) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (l)  Investment  Advisory  Agreement  between  Ivy Fund and  Mackenzie
               Financial    Corporation    (incorporated    by    reference   to
               Post-Effective Amendment No. 102 to the Registration Statement).

          (m) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy Global Science & Technology Fund) (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

          (n) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy Asia Pacific Fund and Ivy International Small Companies Fund) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

          (o) Form of Supplement to Master Business Management Agreement between Ivy Fund and Ivy Management, Inc (Ivy Global Natural Resources Fund) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

          (p) Form of Supplement to Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

          (q) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy Pan-Europe Fund) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

          (r) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy International Fund II) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

          (s) Addendum to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

          (t) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

          (u) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy US Blue Chip Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

          (v) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (w) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy European Opportunities Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (x) Subadvisory Agreement between Ivy Management, Inc. and Henderson Investment Management Limited (Ivy International Small Companies
               Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (y) Amendment to Subadvisory Agreement between Ivy Management, Inc. and Henderson Investment Management Limited (Ivy European Opportunities Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (z) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

          (aa) Subadvisory Agreement between Ivy Management, Inc. and Peter Cundill & Associates, Inc (Ivy Cundill Value Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

(7)       (a)  Dealer  Agreement,  as  amended  (incorporated  by  reference  to
               Post-Effective Amendment No. 102 to the Registration Statement).

          (b) Amended and Restated Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (c)  Addendum  to  Amended   and   Restated   Distribution   Agreement
               (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (d) Addendum to Amended and Restated Distribution Agreement (Ivy Money Market Fund--Class A and Class B) (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

          (e) Form of Addendum to Amended and Restated Distribution Agreement (Class C) (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

          (f) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I) (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

          (g) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C, and Class I) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

          (h) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Pan-Europe Fund--Class A, Class B and Class C) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

          (i) Form of Addendum to Amended and Restated Distribution Agreement (Ivy International Fund II--Class A, Class B, Class C and Class
               I) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

          (j) Form of Addendum to Amended and Restated Distribution Agreement (Advisor Class) (incorporated by reference to Post-Effective Amendment No. 96 to the Registration Statement).

          (k) Addendum to Amended and Restated Distribution Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

          (l)  Addendum to Amended and Restated Distribution Agreement (Ivy High
               Yield  Fund)   (incorporated   by  reference  to   Post-Effective
               Amendment No. 98 to the Registration Statement).

          (m) Addendum to Amended and Restated Distribution Agreement (Ivy US Blue Chip Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

          (n) Addendum to Amended and Restated Distribution Agreement (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (o)  Addendum  to Amended and  Restated  Distribution  Agreement  (Ivy
               European   Opportunities  Fund)  (incorporated  by  reference  to
               Post-Effective Amendment No. 110 to the Registration Statement).

          (p) Amended and Restated Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (q) Addendum to Amended and Restated Distribution Agreement (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

          (r) Addendum to Amended and Restated Distribution Agreement (Ivy International Fund - Advisor Class) (incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement).

(8)            Not applicable.

(9)       (a)  Custodian  Agreement between Ivy Fund and Brown Brothers Harriman
               & Co (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (b) Foreign Custody Manager Delegation Agreement between Ivy Fund and Brown Brothers Harriman & Co (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

(10)      (a)  Amended and Restated  Distribution Plan for Class A shares of Ivy
               China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (b) Distribution Plan for Class B shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (c) Distribution Plan for Class C Shares of Ivy Growth with Income Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (d)  Form of Rule 12b-1 Related  Agreement  (incorporated by reference
               to   Post-Effective   Amendment  No.  102  to  the   Registration
               Statement).

          (e)  Supplement to Master Amended and Restated  Distribution  Plan for
               Ivy  Fund  Class  A  Shares   (incorporated   by   reference   to
               Post-Effective Amendment No. 102 to the Registration Statement).

          (f) Supplement to Distribution Plan for Ivy Fund Class B Shares (incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement).

          (g)  Supplement to Master Amended and Restated  Distribution  Plan for
               Ivy  Fund  Class  A  Shares   (incorporated   by   reference   to
               Post-Effective Amendment No. 103 to the Registration Statement).

          (h) Supplement to Distribution Plan for Ivy Fund Class B Shares (incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement).

          (i)  Supplement to Master Amended and Restated  Distribution  Plan for
               Ivy  Fund  Class  A  Shares   (incorporated   by   reference   to
               Post-Effective Amendment No. 103 to the Registration Statement).

          (j) Supplement to Distribution Plan for Ivy Fund Class B Shares (incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement).

          (k) Form of Supplement to Distribution Plan for Ivy Growth with Income Fund Class C Shares (Redesignation as Class D Shares) (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

          (l) Form of Distribution Plan for Class C shares of Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund and Ivy New Century Fund (incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement).

          (m) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Global Science & Technology
               Fund) (incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement).

          (n) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Global Science & Technology Fund) (incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement).

          (o) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Global Science & Technology Fund) (incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement).

          (p) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies
               Fund) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

          (q) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

          (r) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

          (s) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Pan-Europe Fund) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

          (t) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Pan-Europe Fund) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

          (u) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Pan-Europe Fund) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

          (v) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy International Fund II) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

          (w) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy International Fund II) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

          (x) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy International Fund II) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

          (y) Amendment to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

          (z) Amendment to Distribution Plan for Ivy Fund Class B Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

          (aa) Amendment to Distribution Plan for Ivy Fund Class C Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

          (bb) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

          (cc) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

          (dd) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

          (ee) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy US Blue Chip Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

          (ff) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy US Blue Chip Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

          (gg) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy US Blue Chip Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

          (hh) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (ii) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (jj) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (kk) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy European Opportunities Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (ll) Supplement to Distribution  Plan for Ivy Fund Class B Shares (Ivy
               European   Opportunities  Fund)  (incorporated  by  reference  to
               Post-Effective Amendment No. 110 to the Registration Statement).

          (mm) Supplement to Distribution  Plan for Ivy Fund Class C Shares (Ivy
               European   Opportunities  Fund)  (incorporated  by  reference  to
               Post-Effective Amendment No. 110 to the Registration Statement).

          (nn) Form of Amended and Restated Distribution Plan For Ivy Fund Class B Shares (incorporated by reference to Post-Effective Amendment No. 107 to the Registration Statement).

          (oo) Amended and Restated Distribution Plan for Ivy Fund Class A Shares (incorporated by reference to Post-Effective Amendment No. 111 to the Registration Statement).

          (pp) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

          (qq) Supplement to Amended and Restated Distribution Plan for Ivy Fund Class B Shares (Ivy Cundill Value Fund and Ivy Next Wave Internet
               Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

          (rr) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

          (ss) Plan adopted pursuant to Rule 18f-3 under the Investment  Company
               Act  of  1940   (incorporated  by  reference  to   Post-Effective
               Amendment No. 83 to the Registration Statement).

          (tt) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement).

          (uu) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement).

          (vv) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

          (ww) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 92 to the Registration Statement).

          (xx) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

          (yy) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 96 to the Registration Statement).

          (zz) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment Nos. 98 and 99 to the Registration Statement).

        (aaa) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

        (bbb) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

        (ccc) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

        (ddd) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, (incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement).

(11)            Opinion and consent of Dechert Price & Rhoads, filed herewith.

(12) Opinion and consent of Dechert Price & Rhoads supporting the tax matters and consequences to shareholders discussed in the Prospectus, to be filed by post-effective amendment.

(13)      (a)  Master  Administrative  Services  Agreement  between Ivy Fund and
               Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (b) Addendum to Administrative Services Agreement Supplement for Ivy International Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (c)  Administrative  Services  Agreement  Supplement  for Ivy Emerging
               Growth  Fund   (incorporated   by  reference  to   Post-Effective
               Amendment No. 102 to the Registration Statement).

          (d) Administrative Services Agreement Supplement for Ivy Money Market Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (e) Administrative Services Agreement Supplement for Ivy China Region Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (f)  Administrative  Services Agreement  Supplement for Class I Shares
               of  Ivy   International   Fund   (incorporated  by  reference  to
               Post-Effective Amendment No. 102 to the Registration Statement).

          (g) Master Fund Accounting Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Emerging Growth Fund and Ivy Money Market Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (h)  Fund Accounting Services Agreement Supplement for Ivy Growth with
               Income  Fund   (incorporated   by  reference  to   Post-Effective
               Amendment No. 102 to the Registration Statement).

          (i)  Fund  Accounting  Services  Agreement  Supplement  for Ivy  China
               Region  Fund   (incorporated   by  reference  to   Post-Effective
               Amendment No. 102 to the Registration Statement).

          (j) Transfer Agency and Shareholder Services Agreement between Ivy Fund and Ivy Management, Inc (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (k) Addendum to Transfer Agency and Shareholder Services Agreement (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (l) Assignment Agreement relating to Transfer Agency and Shareholder Services Agreement (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (m)  Administrative   Services  Agreement  Supplement  for  Ivy  Latin
               America    Strategy   Fund    (incorporated   by   reference   to
               Post-Effective Amendment No. 102 to the Registration Statement).

          (n) Administrative Services Agreement Supplement for Ivy New Century Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (o)  Fund  Accounting  Services  Agreement  Supplement  for Ivy  Latin
               America    Strategy   Fund    (incorporated   by   reference   to
               Post-Effective Amendment No. 102 to the Registration Statement).

          (p) Fund Accounting Services Agreement Supplement for Ivy New Century Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (q) Addendum to Transfer Agency and Shareholder Services Agreement (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (r)  Administrative    Services    Agreement    Supplement   for   Ivy
               International   Bond   Fund   (incorporated   by   reference   to
               Post-Effective Amendment No. 102 to the Registration Statement).

          (s) Fund Accounting Services Agreement Supplement for International Bond Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (t) Addendum to Transfer Agency and Shareholder Services Agreement (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (u) Addendum to Transfer Agency and Shareholder Services Agreement (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (v) Administrative Services Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (w) Fund Accounting Services Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

          (x) Form of Administrative Services Agreement Supplement (Class C) for Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund, Ivy Money Market Fund and Ivy New Century Fund (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

          (y) Form of Addendum to Transfer Agency and Shareholder Services Agreement (Class C) (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

          (z) Form of Administrative Services Agreement Supplement for Ivy Global Science & Technology Fund (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

          (aa) Form of Fund Accounting Services Agreement Supplement for Ivy Global Science & Technology Fund (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

          (bb) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Global Science & Technology Fund (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

          (cc) Form of Administrative Services Agreement Supplement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

          (dd) Form of Fund Accounting Services Agreement Supplement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

          (ee) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

          (ff) Form of Administrative Services Agreement Supplement for Ivy Pan-Europe Fund (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

          (gg) Form of Fund Accounting Services Agreement Supplement for Ivy Pan-Europe Fund (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

          (hh) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Pan-Europe Fund (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

          (ii) Form of  Administrative  Services  Agreement  Supplement  for Ivy
               International    Fund   II    (incorporated   by   reference   to
               Post-Effective Amendment No. 94 to the Registration Statement).

          (jj) Form of Fund  Accounting  Services  Agreement  Supplement for Ivy
               International    Fund   II    (incorporated   by   reference   to
               Post-Effective Amendment No. 94 to the Registration Statement).

          (kk) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy International Fund II (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

          (ll) Form of Administrative Services Agreement Supplement (Advisor Class) for Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Bond Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe Fund (incorporated by reference to Post-Effective Amendment No. 96 to the Registration Statement).

          (mm) Form of  Addendum  to Transfer  Agency and  Shareholder  Services
               Agreement   (Advisor   Class)   (incorporated   by  reference  to
               Post-Effective Amendment No. 96 to the Registration Statement).

          (nn) Addendum to Administrative Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth
               Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

          (oo) Addendum to Fund Accounting Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth
               Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

          (pp) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

          (qq) Addendum to Fund  Accounting  Services  Agreement (Ivy High Yield
               Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

          (rr) Addendum to  Administrative  Services  Agreement  (Ivy High Yield
               Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

          (ss) Amended Addendum to Transfer Agency and Shareholder Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment Nos. 98 and 99 to the Registration Statement).

          (tt) Addendum to Transfer  Agency and Shareholder  Services  Agreement
               (Ivy  US  Blue  Chip  Fund)   (incorporated   by   reference   to
               Post-Effective Amendment No. 101 to the Registration Statement).

          (uu) Addendum to Fund Accounting  Services Agreement (Ivy US Blue Chip
               Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

          (vv) Addendum to Administrative  Services  Agreement (Ivy US Blue Chip
               Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

          (ww) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (xx) Addendum to Fund Accounting Services Agreement (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (yy) Addendum to Administrative Services Agreement (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (zz) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy European Opportunities Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (aaa)Addendum to Fund Accounting Services Agreement (Ivy European Opportunities Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (bbb)Addendum to Administrative Services Agreement (Ivy European Opportunities Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

          (ccc)Addendum to Transfer Agency and Shareholder Services Agreement (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

          (ddd)Addendum  to Fund  Accounting  Services  Agreement  (Ivy  Cundill
               Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

          (eee)Addendum to Administrative Services Agreement (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

          (fff)Addendum to Transfer Agency and Shareholder Services Agreement (Ivy International Fund - Advisor Class) (incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement).

          (ggg)Addendum to Administrative  Services Agreement (Ivy International
               Fund   -   Advisor   Class)   (incorporated   by   reference   to
               Post-Effective Amendment No. 117 to the Registration Statement).

(14) Consents of independent certified public accountants, filed herewith.

(15) Not applicable.

(16) Powers of Attorney, filed herewith.

(17) Form of Proxy, filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file, by post-effective amendment within a reasonable time after its receipt, an opinion of counsel supporting the tax consequences of the proposed reorganization.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement on Form N-14 has been signed on behalf of the Registrant in the City of Boston and Commonwealth of Massachusetts on the 1st day of September, 2000.

                               IVY FUND


                               /s/ James W. Broadfoot*
                               By:      James W. Broadfoot
                                        President

By:      /s/ Joseph R. Fleming
         Joseph R. Fleming, Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                          TITLE                         DATE

/s/ John S. Anderegg, Jr.*          Trustee                       09/01/00

/s/ Paul H. Broyhill*               Trustee                       09/01/00

/s/ James W. Broadfoot*             Trustee And President         09/01/00

/s/ Keith J. Carlson*               Trustee And Chairman          09/01/00
                                    Chief Executive Officer)

/s/ Stanley Channick*               Trustee                       09/01/00

/s/ C. William Ferris*              Treasurer (Chief              09/01/00
                                    Financial Officer)

/s/ Roy J. Glauber*                 Trustee                       09/01/00

/s/ Joseph G. Rosenthal*            Trustee                       09/01/00

/s/ Richard N. Silverman*           Trustee                       09/01/00

/s/ J. Brendan Swan*                Trustee                       09/01/00

/s/ Dianne Lister*                  Trustee                       09/01/00

/s/ Edward M. Tighe*                Trustee                       09/01/00

By:      /s/ Joseph R. Fleming
         Attorney-in-Fact

* Executed pursuant to Powers of Attorney filed herewith.